UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Small Cap Value Fund

Semi-Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Tempur Sealy International, Inc.	3.2
TechnipFMC PLC	2.4
KB Home	2.3
Univar Solutions, Inc.	2.2
FirstCash Holdings, Inc.	2.2
Light & Wonder, Inc. Class A	2.2
Insight Enterprises, Inc.	2.1
U.S. Foods Holding Corp.	2.1
Old Republic International Corp.	1.9
Churchill Downs, Inc.	1.9
22.5

Market Sectors (% of Fund's net assets)

Financials	28.6
Consumer Discretionary	16.0
Industrials	15.1
Real Estate	8.7
Information Technology	6.7
Health Care	6.5
Energy	5.4
Materials	5.3
Utilities	3.1
Consumer Staples	2.1
Communication Services	1.7

Asset Allocation (% of Fund's net assets)

Foreign investments - 15.2%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.7%
Media - 1.7%
Nexstar Broadcasting Group, Inc. Class A	426,800	87,395,836
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.8%
Adient PLC (a)	2,060,000	92,741,200
Hotels, Restaurants & Leisure - 5.5%
Brinker International, Inc. (a)	1,860,036	73,397,021
Churchill Downs, Inc.	397,700	98,669,370
Light & Wonder, Inc. Class A (a)	1,735,200	113,221,800
		285,288,191
Household Durables - 6.0%
KB Home	3,065,000	117,849,250
Tempur Sealy International, Inc.	4,095,000	166,871,248
Traeger, Inc. (a)(b)(c)	6,605,000	23,976,150
		308,696,648
Specialty Retail - 2.7%
Rent-A-Center, Inc. (b)(c)	3,155,100	84,840,639
Williams-Sonoma, Inc. (b)	430,100	58,037,694
		142,878,333
TOTAL CONSUMER DISCRETIONARY		829,604,372
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 2.1%
U.S. Foods Holding Corp. (a)	2,830,000	107,907,900
ENERGY - 5.4%
Energy Equipment & Services - 2.4%
TechnipFMC PLC (a)	9,000,000	125,010,000
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	737,000	21,255,080
Parkland Corp.	1,750,000	41,114,577
Sitio Royalties Corp.	3,546,403	94,227,928
		156,597,585
TOTAL ENERGY		281,607,585
FINANCIALS - 28.6%
Banks - 13.3%
BOK Financial Corp.	440,000	44,220,000
Cadence Bank	2,700,000	69,066,000
Comerica, Inc.	608,300	44,594,473
Cullen/Frost Bankers, Inc.	250,000	32,570,000
Eastern Bankshares, Inc. (b)	5,870,100	94,919,517
First Foundation, Inc.	2,280,975	35,423,542
First Interstate Bancsystem, Inc.	1,300,000	46,644,000
Independent Bank Group, Inc. (b)	1,141,196	69,955,315
Synovus Financial Corp.	1,156,700	48,523,565
The Bank of NT Butterfield & Son Ltd.	1,760,000	56,249,600
Trico Bancshares	1,309,400	66,190,170
Webster Financial Corp.	998,829	52,588,347
Western Alliance Bancorp.	379,700	28,617,989
		689,562,518
Capital Markets - 1.7%
AllianceBernstein Holding LP	1,238,200	46,940,162
Lazard Ltd. Class A (b)	1,029,300	41,254,344
		88,194,506
Consumer Finance - 3.6%
Encore Capital Group, Inc. (a)(b)(c)	1,250,200	69,661,144
FirstCash Holdings, Inc.	1,237,300	114,054,314
		183,715,458
Diversified Financial Services - 0.4%
ECN Capital Corp.	9,283,651	20,373,726
Insurance - 9.6%
Assurant, Inc.	541,800	71,837,262
Enstar Group Ltd. (a)	271,049	65,675,173
First American Financial Corp.	1,133,000	70,098,710
Old Republic International Corp.	3,758,700	99,192,093
Primerica, Inc. (b)	512,424	82,884,582
Reinsurance Group of America, Inc.	348,200	52,846,314
Selective Insurance Group, Inc.	580,000	55,100,000
		497,634,134
TOTAL FINANCIALS		1,479,480,342
HEALTH CARE - 6.5%
Biotechnology - 1.8%
ALX Oncology Holdings, Inc. (a)	970,000	9,021,000
Blueprint Medicines Corp. (a)	200,000	9,348,000
Celldex Therapeutics, Inc. (a)	200,000	8,812,000
Cytokinetics, Inc. (a)	175,000	7,434,000
Day One Biopharmaceuticals, Inc. (a)	510,000	11,102,700
Exelixis, Inc. (a)	720,000	12,686,400
Instil Bio, Inc. (a)	534,701	435,193
Janux Therapeutics, Inc. (a)	375,000	8,328,750
Keros Therapeutics, Inc. (a)	265,000	15,521,050
Vaxcyte, Inc. (a)	242,096	10,979,054
		93,668,147
Health Care Equipment & Supplies - 1.5%
Envista Holdings Corp. (a)	1,920,000	74,860,800
Health Care Providers & Services - 1.7%
Owens & Minor, Inc.	2,689,000	53,080,860
Premier, Inc.	1,000,000	33,360,000
		86,440,860
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	179,000	5,865,830
Edgewise Therapeutics, Inc. (a)	600,000	6,138,000
Jazz Pharmaceuticals PLC (a)	133,600	20,929,776
Prestige Brands Holdings, Inc. (a)	710,000	46,689,600
		79,623,206
TOTAL HEALTH CARE		334,593,013
INDUSTRIALS - 15.1%
Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	407,000	67,480,600
Building Products - 3.1%
Builders FirstSource, Inc. (a)(b)	1,200,000	95,640,000
Hayward Holdings, Inc. (a)(b)	4,744,560	64,004,114
		159,644,114
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc. (a)(b)	1,350,600	19,664,736
Machinery - 2.6%
EnPro Industries, Inc.	497,000	60,171,790
ITT, Inc.	800,000	73,272,000
		133,443,790
Professional Services - 4.3%
ASGN, Inc. (a)	550,000	50,022,500
CACI International, Inc. Class A (a)	145,000	44,673,050
First Advantage Corp. (a)(b)	2,430,000	33,728,400
KBR, Inc.	1,160,000	59,426,800
Science Applications International Corp.	350,000	36,323,000
		224,173,750
Trading Companies & Distributors - 3.4%
Beacon Roofing Supply, Inc. (a)	1,111,000	63,193,680
Univar Solutions, Inc. (a)	3,340,000	115,163,200
		178,356,880
TOTAL INDUSTRIALS		782,763,870
INFORMATION TECHNOLOGY - 6.7%
Electronic Equipment & Components - 3.8%
Insight Enterprises, Inc. (a)	968,000	109,112,960
TD SYNNEX Corp.	865,000	88,359,750
		197,472,710
IT Services - 2.9%
Concentrix Corp.	650,800	92,289,948
Genpact Ltd.	1,250,000	59,100,000
		151,389,948
TOTAL INFORMATION TECHNOLOGY		348,862,658
MATERIALS - 5.3%
Chemicals - 2.3%
Tronox Holdings PLC	2,125,000	36,443,750
Valvoline, Inc.	2,170,800	79,581,528
		116,025,278
Construction Materials - 1.6%
RHI Magnesita NV	583,441	19,349,042
Summit Materials, Inc.	1,932,300	63,495,378
		82,844,420
Containers & Packaging - 1.4%
O-I Glass, Inc. (a)	3,800,000	73,150,000
TOTAL MATERIALS		272,019,698
REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 4.0%
Corporate Office Properties Trust (SBI)	1,320,000	37,052,400
Douglas Emmett, Inc.	3,078,000	51,556,500
LXP Industrial Trust (REIT)	5,850,000	67,567,500
National Storage Affiliates Trust	1,200,000	48,960,000
		205,136,400
Real Estate Management & Development - 4.7%
Anywhere Real Estate, Inc. (a)	4,133,900	35,055,472
Cushman & Wakefield PLC (a)(b)	5,690,779	82,117,941
DIC Asset AG	3,000,000	28,765,989
Jones Lang LaSalle, Inc. (a)	525,000	97,056,750
		242,996,152
TOTAL REAL ESTATE		448,132,552
UTILITIES - 3.1%
Gas Utilities - 1.9%
Brookfield Infrastructure Corp. A Shares (b)	2,167,850	95,862,327
Independent Power and Renewable Electricity Producers - 1.2%
NextEra Energy Partners LP	841,600	61,689,280
TOTAL UTILITIES		157,551,607
TOTAL COMMON STOCKS (Cost $4,541,188,592)		5,129,919,433

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	44,170,984	44,179,818
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	312,064,418	312,095,624
TOTAL MONEY MARKET FUNDS (Cost $356,275,442)		356,275,442

TOTAL INVESTMENT IN SECURITIES - 106.1% (Cost $4,897,464,034)	5,486,194,875
NET OTHER ASSETS (LIABILITIES) - (6.1)%	(314,474,207)
NET ASSETS - 100.0%	5,171,720,668

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	55,623,648	546,427,076	557,870,906	873,843	-	-	44,179,818	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	261,350,857	521,674,941	470,930,174	250,500	-	-	312,095,624	1.0%
Total	316,974,505	1,068,102,017	1,028,801,080	1,124,343	-	-	356,275,442

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Brigham Minerals, Inc. Class A	83,104,155	-	52,421,693	4,945,558	-	(30,682,462)	-
Encore Capital Group, Inc.	90,551,986	-	-	-	-	(20,890,842)	69,661,144
Rent-A-Center, Inc.	78,943,150	-	4,710,177	2,213,434	(5,055,615)	15,663,281	84,840,639
Traeger, Inc.	16,132,850	4,825,050	-	-	-	3,018,250	23,976,150
Total	268,732,141	4,825,050	57,131,870	7,158,992	(5,055,615)	(32,891,773)	178,477,933

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	87,395,836	87,395,836	-	-
Consumer Discretionary	829,604,372	829,604,372	-	-
Consumer Staples	107,907,900	107,907,900	-	-
Energy	281,607,585	281,607,585	-	-
Financials	1,479,480,342	1,479,480,342	-	-
Health Care	334,593,013	334,593,013	-	-
Industrials	782,763,870	782,763,870	-	-
Information Technology	348,862,658	348,862,658	-	-
Materials	272,019,698	272,019,698	-	-
Real Estate	448,132,552	448,132,552	-	-
Utilities	157,551,607	157,551,607	-	-

Money Market Funds	356,275,442	356,275,442	-	-
Total Investments in Securities:	5,486,194,875	5,486,194,875	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $312,583,062) - See accompanying schedule:
Unaffiliated issuers (cost $4,358,859,399)	$4,951,441,500
Fidelity Central Funds (cost $356,275,442)	356,275,442
Other affiliated issuers (cost $182,329,193)	178,477,933

Total Investment in Securities (cost $4,897,464,034)		$5,486,194,875
Foreign currency held at value (cost $356,126)		383,820
Receivable for investments sold		20,061
Receivable for fund shares sold		9,120,317
Dividends receivable		1,163,333
Distributions receivable from Fidelity Central Funds		203,215
Prepaid expenses		4,524
Total assets		5,497,090,145
Liabilities
Payable for fund shares redeemed	$9,018,780
Accrued management fee	3,394,930
Distribution and service plan fees payable	121,745
Other affiliated payables	703,567
Other payables and accrued expenses	40,412
Collateral on securities loaned	312,090,043
Total Liabilities		325,369,477
Net Assets		$5,171,720,668
Net Assets consist of:
Paid in capital		$4,610,729,214
Total accumulated earnings (loss)		560,991,454
Net Assets		$5,171,720,668

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($278,238,385 ÷ 14,690,790 shares) (a)		$18.94
Maximum offering price per share (100/94.25 of $18.94)		$20.10
Class M :
Net Asset Value and redemption price per share ($86,642,560 ÷ 4,766,902 shares) (a)		$18.18
Maximum offering price per share (100/96.50 of $18.18)		$18.84
Class C :
Net Asset Value and offering price per share ($39,660,400 ÷ 2,479,527 shares) (a)		$16.00
Small Cap Value :
Net Asset Value , offering price and redemption price per share ($2,755,984,763 ÷ 140,968,380 shares)		$19.55
Class I :
Net Asset Value , offering price and redemption price per share ($1,363,119,748 ÷ 69,726,041 shares)		$19.55
Class Z :
Net Asset Value , offering price and redemption price per share ($648,074,812 ÷ 33,121,604 shares)		$19.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends (including $7,158,992 earned from affiliated issuers)		$40,365,478
Income from Fidelity Central Funds (including $250,500 from security lending)		1,124,343
Total Income		41,489,821
Expenses
Management fee
Basic fee	$16,063,318
Performance adjustment	3,462,491
Transfer agent fees	3,766,157
Distribution and service plan fees	706,900
Accounting fees	473,987
Custodian fees and expenses	18,601
Independent trustees' fees and expenses	8,222
Registration fees	176,885
Audit	31,979
Legal	3,462
Miscellaneous	14,265
Total expenses before reductions	24,726,267
Expense reductions	(88,942)
Total expenses after reductions		24,637,325
Net Investment income (loss)		16,852,496
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,384,453
Affiliated issuers	(5,055,615)
Foreign currency transactions	(1,988)
Total net realized gain (loss)		4,326,850
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	257,524,881
Affiliated issuers	(32,891,773)
Assets and liabilities in foreign currencies	62,615
Total change in net unrealized appreciation (depreciation)		224,695,723
Net gain (loss)		229,022,573
Net increase (decrease) in net assets resulting from operations		$245,875,069
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,852,496	$55,544,775
Net realized gain (loss)	4,326,850	374,457,965
Change in net unrealized appreciation (depreciation)	224,695,723	(540,117,107)
Net increase (decrease) in net assets resulting from operations	245,875,069	(110,114,367)
Distributions to shareholders	(265,224,226)	(359,250,603)
Share transactions - net increase (decrease)	251,522,272	1,138,061,901
Total increase (decrease) in net assets	232,173,115	668,696,931

Net Assets
Beginning of period	4,939,547,553	4,270,850,622
End of period	$5,171,720,668	$4,939,547,553

Financial Highlights
Fidelity Advisor® Small Cap Value Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.13	$21.03	$12.33	$14.68	$20.33	$19.05
Income from Investment Operations
Net investment income (loss) A,B	.04	.18 C	.09 D	.11	.14 E	.10 F
Net realized and unrealized gain (loss)	.82	(.41)	8.66	(1.96)	(.98)	1.87
Total from investment operations	.86	(.23)	8.75	(1.85)	(.84)	1.97
Distributions from net investment income	-	(.39)	(.05)	(.09)	(.10)	(.17)
Distributions from net realized gain	(1.05)	(1.28)	-	(.41)	(4.71)	(.52)
Total distributions	(1.05)	(1.67)	(.05)	(.50)	(4.81)	(.69)
Redemption fees added to paid in capital A	-	-	-	-	-	- G
Net asset value, end of period	$18.94	$19.13	$21.03	$12.33	$14.68	$20.33
Total Return H,I,J	4.90%	(1.50)%	71.07%	(13.09)%	(4.85)%	10.65%
Ratios to Average Net Assets B,K,L
Expenses before reductions	1.29% M	1.26%	1.24%	1.22%	.92%	1.18%
Expenses net of fee waivers, if any	1.28% M	1.25%	1.24%	1.22%	.92%	1.17%
Expenses net of all reductions	1.28% M	1.25%	1.23%	1.20%	.91%	1.17%
Net investment income (loss)	.47% M	.90% C	.50% D	.84%	.91% E	.49% F
Supplemental Data
Net assets, end of period (000 omitted)	$278,238	$267,854	$232,920	$101,675	$129,115	$162,572
Portfolio turnover rate N	17% M	40%	54%	109%	79%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

G Amount represents less than $.005 per share.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Total returns do not include the effect of the sales charges.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.42	$20.31	$11.93	$14.22	$19.84	$18.61
Income from Investment Operations
Net investment income (loss) A,B	.02	.13 C	.05 D	.08	.10 E	.05 F
Net realized and unrealized gain (loss)	.79	(.40)	8.37	(1.91)	(.96)	1.82
Total from investment operations	.81	(.27)	8.42	(1.83)	(.86)	1.87
Distributions from net investment income	-	(.35)	(.04)	(.05)	(.05)	(.13)
Distributions from net realized gain	(1.05)	(1.28)	-	(.41)	(4.71)	(.52)
Total distributions	(1.05)	(1.62) G	(.04)	(.46)	(4.76)	(.64) G
Redemption fees added to paid in capital A	-	-	-	-	-	- H
Net asset value, end of period	$18.18	$18.42	$20.31	$11.93	$14.22	$19.84
Total Return I,J,K	4.82%	(1.74)%	70.63%	(13.29)%	(5.08)%	10.39%
Ratios to Average Net Assets B,L,M
Expenses before reductions	1.53% N	1.50%	1.48%	1.46%	1.17%	1.42%
Expenses net of fee waivers, if any	1.53% N	1.49%	1.48%	1.46%	1.17%	1.42%
Expenses net of all reductions	1.53% N	1.49%	1.47%	1.44%	1.16%	1.41%
Net investment income (loss)	.22% N	.66% C	.26% D	.59%	.66% E	.25% F
Supplemental Data
Net assets, end of period (000 omitted)	$86,643	$81,790	$80,182	$38,049	$53,612	$69,380
Portfolio turnover rate O	17% N	40%	54%	109%	79%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .46%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .04%.

G Total distributions per share do not sum due to rounding.

H Amount represents less than $.005 per share.

I Total returns for periods of less than one year are not annualized.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Total returns do not include the effect of the sales charges.

L Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

N Annualized.

O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$16.38	$18.25	$10.76	$12.91	$18.50	$17.39
Income from Investment Operations
Net investment income (loss) A,B	(.02)	.03 C	(.04) D	.01	.02 E	(.05) F
Net realized and unrealized gain (loss)	.69	(.36)	7.55	(1.72)	(.89)	1.71
Total from investment operations	.67	(.33)	7.51	(1.71)	(.87)	1.66
Distributions from net investment income	-	(.31)	(.02)	(.03)	(.02)	(.03)
Distributions from net realized gain	(1.05)	(1.24)	-	(.41)	(4.71)	(.52)
Total distributions	(1.05)	(1.54) G	(.02)	(.44)	(4.72) G	(.55)
Redemption fees added to paid in capital A	-	-	-	-	-	- H
Net asset value, end of period	$16.00	$16.38	$18.25	$10.76	$12.91	$18.50
Total Return I,J,K	4.55%	(2.27)%	69.84%	(13.74)%	(5.63)%	9.84%
Ratios to Average Net Assets B,L,M
Expenses before reductions	2.05% N	2.02%	2.01%	2.00%	1.68%	1.93%
Expenses net of fee waivers, if any	2.05% N	2.01%	2.01%	1.99%	1.68%	1.93%
Expenses net of all reductions	2.05% N	2.01%	2.00%	1.97%	1.67%	1.92%
Net investment income (loss)	(.30)% N	.14% C	(.26)% D	.06%	.15% E	(.26)% F
Supplemental Data
Net assets, end of period (000 omitted)	$39,660	$38,832	$32,469	$13,748	$22,187	$44,396
Portfolio turnover rate O	17% N	40%	54%	109%	79%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64)%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.47)%.

G Total distributions per share do not sum due to rounding.

H Amount represents less than $.005 per share.

I Total returns for periods of less than one year are not annualized.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Total returns do not include the effect of the contingent deferred sales charge.

L Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

M Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

N Annualized.

O Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Small Cap Value Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.69	$21.59	$12.64	$15.04	$20.71	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.07	.24 C	.14 D	.15	.18 E	.15 F
Net realized and unrealized gain (loss)	.84	(.42)	8.89	(2.01)	(1.00)	1.89
Total from investment operations	.91	(.18)	9.03	(1.86)	(.82)	2.04
Distributions from net investment income	-	(.44)	(.08)	(.12)	(.15)	(.22)
Distributions from net realized gain	(1.05)	(1.28)	-	(.41)	(4.71)	(.52)
Total distributions	(1.05)	(1.72)	(.08)	(.54) G	(4.85) G	(.74)
Redemption fees added to paid in capital A	-	-	-	-	-	- H
Net asset value, end of period	$19.55	$19.69	$21.59	$12.64	$15.04	$20.71
Total Return I,J	5.02%	(1.23)%	71.64%	(12.88)%	(4.58)%	10.88%
Ratios to Average Net Assets B,K,L
Expenses before reductions	1.03% M	.99%	.97%	.96%	.66%	.91%
Expenses net of fee waivers, if any	1.02% M	.98%	.97%	.96%	.66%	.91%
Expenses net of all reductions	1.02% M	.98%	.96%	.94%	.64%	.91%
Net investment income (loss)	.72% M	1.17% C	.77% D	1.10%	1.17% E	.76% F
Supplemental Data
Net assets, end of period (000 omitted)	$2,755,985	$2,691,063	$2,715,703	$1,231,427	$1,611,032	$2,052,664
Portfolio turnover rate N	17% M	40%	54%	109%	79%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .98%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

G Total distributions per share do not sum due to rounding.

H Amount represents less than $.005 per share.

I Total returns for periods of less than one year are not annualized.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.69	$21.59	$12.65	$15.04	$20.72	$19.41
Income from Investment Operations
Net investment income (loss) A,B	.07	.24 C	.15 D	.15	.18 E	.15 F
Net realized and unrealized gain (loss)	.84	(.42)	8.87	(2.01)	(1.01)	1.90
Total from investment operations	.91	(.18)	9.02	(1.86)	(.83)	2.05
Distributions from net investment income	-	(.44)	(.08)	(.12)	(.15)	(.22)
Distributions from net realized gain	(1.05)	(1.28)	-	(.41)	(4.71)	(.52)
Total distributions	(1.05)	(1.72)	(.08)	(.53)	(4.85) G	(.74)
Redemption fees added to paid in capital A	-	-	-	-	-	- H
Net asset value, end of period	$19.55	$19.69	$21.59	$12.65	$15.04	$20.72
Total Return I,J	5.02%	(1.22)%	71.55%	(12.82)%	(4.63)%	10.93%
Ratios to Average Net Assets B,K,L
Expenses before reductions	1.02% M	.99%	.97%	.95%	.66%	.91%
Expenses net of fee waivers, if any	1.02% M	.99%	.97%	.95%	.66%	.91%
Expenses net of all reductions	1.02% M	.99%	.96%	.93%	.65%	.90%
Net investment income (loss)	.73% M	1.17% C	.77% D	1.10%	1.17% E	.76% F
Supplemental Data
Net assets, end of period (000 omitted)	$1,363,120	$1,319,154	$845,012	$214,538	$243,571	$459,332
Portfolio turnover rate N	17% M	40%	54%	109%	79%	55%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .97%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .55%.

G Total distributions per share do not sum due to rounding.

H Amount represents less than $.005 per share.

I Total returns for periods of less than one year are not annualized.

J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

M Annualized.

N Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Small Cap Value Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$19.69	$21.59	$12.65	$15.05	$16.90
Income from Investment Operations
Net investment income (loss) B,C	.08	.27 D	.17 E	.17	(.08) F
Net realized and unrealized gain (loss)	.85	(.43)	8.87	(2.01)	(.66)
Total from investment operations	.93	(.16)	9.04	(1.84)	(.74)
Distributions from net investment income	-	(.47)	(.10)	(.15)	(.09)
Distributions from net realized gain	(1.05)	(1.28)	-	(.41)	(1.02)
Total distributions	(1.05)	(1.74) G	(.10)	(.56)	(1.11)
Net asset value, end of period	$19.57	$19.69	$21.59	$12.65	$15.05
Total Return H,I	5.13%	(1.11)%	71.75%	(12.73)%	(3.75)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.90% L	.86%	.84%	.81%	.52% L
Expenses net of fee waivers, if any	.89% L	.86%	.84%	.81%	.52% L
Expenses net of all reductions	.89% L	.86%	.83%	.79%	.51% L
Net investment income (loss)	.86% L	1.30% D	.90% E	1.25%	(.63)% F,L
Supplemental Data
Net assets, end of period (000 omitted)	$648,075	$540,854	$364,564	$93,849	$26,006
Portfolio turnover rate M	17% L	40%	54%	109%	79% L

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.

F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.82)%.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$946,260,576
Gross unrealized depreciation	(358,752,363)
Net unrealized appreciation (depreciation)	$587,508,213
Tax cost	$4,898,686,662

The Fund elected to defer to its next fiscal year approximately $11,047,968 of capital losses recognized during the period November 1, 2021 to July 31, 2022 and $21,047,590 of ordinary losses during the period January 1, 2021 to July 31, 2022.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	432,128,653	390,384,737

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Value as compared to its benchmark index, the Russell 2000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .82% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$320,767	$14,691
Class M	.25%	.25%	198,124	-
Class C	.75%	.25%	188,009	57,144
			$706,900	$71,835

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$39,822
Class M	1,735
Class C A	518
$42,075

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$234,682.18
Class M	71,013.18
Class C	37,098.20
Small Cap Value	2,242,092.17
Class I	1,063,286.17
Class Z	117,986.04
	$3,766,157
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Value Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Value Fund	$20,466

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	43,090,858	16,230,582	(11,131,480)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Small Cap Value Fund	$6,360
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Value Fund	$25,972	$1	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $431. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class M	$40

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $88,471.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$14,784,241	$19,708,729
Class M	4,753,937	6,431,794
Class C	2,573,149	2,894,329
Small Cap Value	143,553,970	219,284,330
Class I	70,449,681	78,004,957
Class Z	29,109,248	32,926,464
Total	$265,224,226	$359,250,603

Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Small Cap Value Fund
Class A
Shares sold	1,601,791	5,298,721	$28,299,466	$108,496,696
Reinvestment of distributions	821,346	931,850	14,511,110	19,175,840
Shares redeemed	(1,733,827)	(3,305,265)	(30,390,777)	(66,717,629)
Net increase (decrease)	689,310	2,925,306	$12,419,799	$60,954,907
Class M
Shares sold	509,240	1,378,126	$8,690,308	$27,066,436
Reinvestment of distributions	277,763	320,905	4,713,039	6,377,160
Shares redeemed	(459,436)	(1,207,147)	(7,700,083)	(23,647,044)
Net increase (decrease)	327,567	491,884	$5,703,264	$9,796,552
Class C
Shares sold	352,099	1,199,095	$5,284,731	$21,139,005
Reinvestment of distributions	162,730	159,909	2,435,861	2,839,061
Shares redeemed	(405,632)	(768,069)	(5,926,317)	(13,253,131)
Net increase (decrease)	109,197	590,935	$1,794,275	$10,724,935
Small Cap Value
Shares sold	14,282,318	47,561,130	$258,858,279	$1,004,315,420
Reinvestment of distributions	7,490,939	9,867,950	136,467,165	208,631,722
Shares redeemed	(17,488,326)	(46,550,420)	(315,919,467)	(975,621,735)
Net increase (decrease)	4,284,931	10,878,660	$79,405,977	$237,325,407
Class I
Shares sold	18,780,867	50,555,646	$340,932,726	$1,058,311,814
Reinvestment of distributions	3,613,120	3,478,382	65,821,608	73,471,142
Shares redeemed	(19,673,657)	(26,168,822)	(354,582,242)	(534,982,261)
Net increase (decrease)	2,720,330	27,865,206	$52,172,092	$596,800,695
Class Z
Shares sold	9,206,484	17,011,053	$164,862,530	$355,253,994
Reinvestment of distributions	1,366,081	1,279,957	24,883,951	27,023,961
Shares redeemed	(4,918,002)	(7,709,768)	(89,719,616)	(159,818,550)
Net increase (decrease)	5,654,563	10,581,242	$100,026,865	$222,459,405
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Small Cap Value Fund
Class A	1.28%
Actual		$ 1,000	$ 1,049.00	$ 6.61
Hypothetical- B		$ 1,000	$ 1,018.75	$ 6.51
Class M	1.53%
Actual		$ 1,000	$ 1,048.20	$ 7.90
Hypothetical- B		$ 1,000	$ 1,017.49	$ 7.78
Class C	2.05%
Actual		$ 1,000	$ 1,045.50	$ 10.57
Hypothetical- B		$ 1,000	$ 1,014.87	$ 10.41
Fidelity® Small Cap Value Fund	1.02%
Actual		$ 1,000	$ 1,050.20	$ 5.27
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class I	1.02%
Actual		$ 1,000	$ 1,050.20	$ 5.27
Hypothetical- B		$ 1,000	$ 1,020.06	$ 5.19
Class Z	.89%
Actual		$ 1,000	$ 1,051.30	$ 4.60
Hypothetical- B		$ 1,000	$ 1,020.72	$ 4.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803709.118
SCV-SANN-0423
Fidelity® Series Small Cap Opportunities Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Academy Sports & Outdoors, Inc.	1.6
Commercial Metals Co.	1.5
Denbury, Inc.	1.5
Atkore, Inc.	1.5
ExlService Holdings, Inc.	1.4
Northern Oil & Gas, Inc.	1.3
Brookfield Infrastructure Corp. A Shares	1.1
SPX Technologies, Inc.	1.1
Axcelis Technologies, Inc.	1.1
WNS Holdings Ltd. sponsored ADR	1.0
13.1

Market Sectors (% of Fund's net assets)

Industrials	17.5
Financials	15.5
Health Care	15.3
Consumer Discretionary	12.8
Information Technology	12.7
Energy	7.2
Materials	5.5
Real Estate	5.4
Consumer Staples	3.5
Utilities	2.1
Communication Services	1.6

Asset Allocation (% of Fund's net assets)

Foreign investments - 13.7%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 0.3%
Ziff Davis, Inc. (a)	173,300	15,506,884
Media - 1.2%
Nexstar Broadcasting Group, Inc. Class A	133,600	27,357,272
TechTarget, Inc. (a)	302,329	14,974,355
Thryv Holdings, Inc. (a)(b)	697,500	15,603,075
		57,934,702
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	371,100	6,223,347
TOTAL COMMUNICATION SERVICES		79,664,933
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 2.5%
Adient PLC (a)	880,500	39,640,110
Fox Factory Holding Corp. (a)	275,079	32,484,079
Gentherm, Inc. (a)	105,300	7,837,479
LCI Industries (b)	188,900	21,198,358
Patrick Industries, Inc.	298,000	21,149,060
		122,309,086
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	1,052,420	11,555,572
Strategic Education, Inc.	110,500	10,315,175
		21,870,747
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc. (a)	567,725	22,402,429
Churchill Downs, Inc.	186,800	46,345,080
Everi Holdings, Inc. (a)	724,800	12,589,776
Hilton Grand Vacations, Inc. (a)	419,300	19,858,048
		101,195,333
Household Durables - 1.5%
Green Brick Partners, Inc. (a)	165,088	5,150,746
M.D.C. Holdings, Inc.	349,550	13,199,008
Skyline Champion Corp. (a)	594,798	35,063,342
Tempur Sealy International, Inc.	525,600	21,418,200
		74,831,296
Internet & Direct Marketing Retail - 0.3%
Vivid Seats, Inc. Class A (a)(b)	1,715,316	14,597,339
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	245,000	11,502,750
Clarus Corp.	1,311,984	13,185,439
		24,688,189
Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc. (b)	1,364,072	79,689,084
Dick's Sporting Goods, Inc.	196,950	25,753,182
Murphy U.S.A., Inc.	156,391	42,543,044
Rent-A-Center, Inc.	342,052	9,197,778
		157,183,088
Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. (a)	366,300	24,355,287
Crocs, Inc. (a)	356,600	43,423,182
Deckers Outdoor Corp. (a)	43,700	18,680,876
Kontoor Brands, Inc. (b)	586,000	27,987,360
		114,446,705
TOTAL CONSUMER DISCRETIONARY		631,121,783
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Primo Water Corp.	1,583,700	24,784,905
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	450,917	32,677,955
Performance Food Group Co. (a)	450,400	27,618,528
Sprouts Farmers Market LLC (a)	430,400	13,751,280
		74,047,763
Food Products - 1.2%
Flowers Foods, Inc.	373,700	10,347,753
Nomad Foods Ltd. (a)	1,981,978	35,259,389
The Simply Good Foods Co. (a)	418,300	15,184,290
		60,791,432
Personal Products - 0.3%
BellRing Brands, Inc. (a)	511,733	14,512,748
TOTAL CONSUMER STAPLES		174,136,848
ENERGY - 7.2%
Energy Equipment & Services - 2.1%
Championx Corp.	780,300	25,765,506
Liberty Oilfield Services, Inc. Class A	2,940,654	46,550,553
TechnipFMC PLC (a)	2,250,100	31,253,889
		103,569,948
Oil, Gas & Consumable Fuels - 5.1%
Antero Resources Corp. (a)	1,491,226	43,006,958
Denbury, Inc. (a)	868,900	75,403,142
Enviva, Inc. (b)	221,260	10,062,905
HF Sinclair Corp.	602,890	34,304,441
Magnolia Oil & Gas Corp. Class A	995,100	23,494,311
Northern Oil & Gas, Inc. (b)	1,840,545	61,695,068
		247,966,825
TOTAL ENERGY		351,536,773
FINANCIALS - 15.5%
Banks - 8.4%
East West Bancorp, Inc.	290,900	22,841,468
First Bancorp, Puerto Rico	2,837,400	38,163,030
Glacier Bancorp, Inc. (b)	435,750	19,865,843
Independent Bank Group, Inc.	342,300	20,982,990
Metropolitan Bank Holding Corp. (a)	205,900	12,226,342
PacWest Bancorp	1,326,500	36,690,990
Pathward Financial, Inc.	836,702	41,517,153
Pinnacle Financial Partners, Inc.	247,900	19,517,167
Preferred Bank, Los Angeles	274,750	19,542,968
ServisFirst Bancshares, Inc.	199,542	13,604,774
Synovus Financial Corp.	1,172,795	49,198,750
Trico Bancshares	775,208	39,186,764
United Community Bank, Inc.	1,447,800	47,111,412
Webster Financial Corp.	370,171	19,489,503
Western Alliance Bancorp.	164,650	12,409,671
		412,348,825
Capital Markets - 3.1%
Focus Financial Partners, Inc. Class A (a)	498,752	22,518,653
Houlihan Lokey (b)	375,879	37,238,333
Lazard Ltd. Class A	944,840	37,869,187
LPL Financial	71,250	16,894,800
TMX Group Ltd.	366,664	36,138,677
		150,659,650
Consumer Finance - 0.6%
FirstCash Holdings, Inc.	318,424	29,352,324
Insurance - 1.7%
First American Financial Corp.	222,300	13,753,701
Primerica, Inc.	267,700	43,300,475
Selective Insurance Group, Inc.	270,957	25,740,915
		82,795,091
Thrifts & Mortgage Finance - 1.7%
Essent Group Ltd.	1,122,800	49,436,884
Walker & Dunlop, Inc.	383,216	36,551,142
		85,988,026
TOTAL FINANCIALS		761,143,916
HEALTH CARE - 15.1%
Biotechnology - 6.9%
ALX Oncology Holdings, Inc. (a)	337,600	3,139,680
Arcutis Biotherapeutics, Inc. (a)	686,789	11,380,094
Argenx SE ADR (a)	51,800	19,800,550
Ascendis Pharma A/S sponsored ADR (a)	96,248	11,942,452
Astria Therapeutics, Inc. (a)	620,500	8,531,875
BioCryst Pharmaceuticals, Inc. (a)(b)	1,123,400	11,851,870
Blueprint Medicines Corp. (a)	427,000	19,957,980
Celldex Therapeutics, Inc. (a)	337,200	14,857,032
Cerevel Therapeutics Holdings (a)	450,200	15,374,330
Cytokinetics, Inc. (a)	572,400	24,315,552
Day One Biopharmaceuticals, Inc. (a)	769,400	16,749,838
Exelixis, Inc. (a)	789,600	13,912,752
Icosavax, Inc. (a)(b)	803,800	8,480,090
Instil Bio, Inc. (a)	533,407	434,140
Janux Therapeutics, Inc. (a)(b)	579,800	12,877,358
Keros Therapeutics, Inc. (a)	408,200	23,908,274
Madrigal Pharmaceuticals, Inc. (a)	17,100	4,929,075
Morphic Holding, Inc. (a)	288,262	9,434,815
PepGen, Inc.	566,000	8,840,920
PTC Therapeutics, Inc. (a)	355,300	16,304,717
Scholar Rock Holding Corp. warrants 12/31/25 (a)(c)	18,825	122,870
Tango Therapeutics, Inc. (a)	1,398,900	9,232,740
Tyra Biosciences, Inc. (a)	1,030,200	10,940,724
Vaxcyte, Inc. (a)	345,772	15,680,760
Vera Therapeutics, Inc. (a)	619,682	5,254,903
Verve Therapeutics, Inc. (a)(b)	543,200	12,357,800
Xenon Pharmaceuticals, Inc. (a)	480,030	18,764,373
Zentalis Pharmaceuticals, Inc. (a)	442,982	10,454,375
		339,831,939
Health Care Equipment & Supplies - 2.7%
Envista Holdings Corp. (a)	617,200	24,064,628
Globus Medical, Inc. (a)	149,500	11,287,250
Haemonetics Corp. (a)	397,400	33,620,040
Inspire Medical Systems, Inc. (a)	100,843	25,519,330
Omnicell, Inc. (a)	211,900	11,754,093
TransMedics Group, Inc. (a)	393,124	24,774,674
		131,020,015
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	360,300	30,272,406
agilon health, Inc. (a)	1,055,200	22,961,152
Molina Healthcare, Inc. (a)	103,400	32,243,222
Owens & Minor, Inc.	580,040	11,449,990
R1 Rcm, Inc. (a)	1,163,747	16,653,220
Surgery Partners, Inc. (a)	645,392	21,427,014
Tenet Healthcare Corp. (a)	115,500	6,335,175
The Oncology Institute, Inc. (a)(c)	1,126,158	1,666,714
		143,008,893
Health Care Technology - 0.6%
Evolent Health, Inc. (a)	933,417	30,074,696
Life Sciences Tools & Services - 0.2%
Olink Holding AB ADR (a)	555,595	10,878,550
Pharmaceuticals - 1.8%
Acelyrin, Inc. (d)	541,165	3,366,100
Acelyrin, Inc. rights (a)(d)	65,759	389,721
Axsome Therapeutics, Inc. (a)(b)	154,500	11,587,500
DICE Therapeutics, Inc. (a)	304,900	9,686,673
Edgewise Therapeutics, Inc. (a)	1,271,900	13,011,537
Enliven Therapeutics, Inc. (e)	895,300	3,722,657
Intra-Cellular Therapies, Inc. (a)	334,000	16,005,280
Terns Pharmaceuticals, Inc. (a)	1,029,500	9,337,565
Ventyx Biosciences, Inc. (a)	437,907	18,392,094
Verona Pharma PLC ADR (a)	208,512	4,595,604
		90,094,731
TOTAL HEALTH CARE		744,908,824
INDUSTRIALS - 17.5%
Building Products - 1.9%
Builders FirstSource, Inc. (a)	439,549	35,032,055
Masonite International Corp. (a)	268,034	24,450,061
Simpson Manufacturing Co. Ltd.	334,799	35,860,321
		95,342,437
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	260,332	20,857,800
The Brink's Co.	247,500	16,236,000
		37,093,800
Construction & Engineering - 3.5%
Comfort Systems U.S.A., Inc.	249,822	30,238,455
Construction Partners, Inc. Class A (a)	391,459	11,074,375
Dycom Industries, Inc. (a)	221,010	21,077,724
EMCOR Group, Inc.	300,760	44,587,670
Granite Construction, Inc.	893,400	38,040,972
IES Holdings, Inc. (a)	629,318	25,053,150
		170,072,346
Electrical Equipment - 1.8%
Atkore, Inc. (a)	548,924	71,497,351
Regal Rexnord Corp.	72,400	10,078,080
Thermon Group Holdings, Inc. (a)	303,446	7,015,672
		88,591,103
Machinery - 3.9%
Federal Signal Corp.	867,219	46,179,412
ITT, Inc.	211,100	19,334,649
Kadant, Inc.	101,356	20,653,312
Oshkosh Corp.	159,300	16,054,254
SPX Technologies, Inc. (a)	708,544	53,147,885
Terex Corp.	429,200	21,876,324
Timken Co.	189,700	15,621,795
		192,867,631
Professional Services - 3.0%
ASGN, Inc. (a)	518,392	47,147,752
CACI International, Inc. Class A (a)	69,200	21,319,828
CRA International, Inc.	165,074	19,617,394
KBR, Inc.	426,600	21,854,718
NV5 Global, Inc. (a)	175,195	23,351,742
TriNet Group, Inc. (a)	198,500	14,976,825
		148,268,259
Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc. (a)	381,957	21,725,714
Finning International, Inc.	562,350	15,866,085
GMS, Inc. (a)	314,900	18,679,868
Rush Enterprises, Inc. Class A	842,201	45,318,836
Univar Solutions, Inc. (a)	797,954	27,513,454
		129,103,957
TOTAL INDUSTRIALS		861,339,533
INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	1,112,500	20,058,375
Electronic Equipment & Components - 3.6%
Advanced Energy Industries, Inc.	500,599	46,425,551
Fabrinet (a)	386,556	50,893,963
Insight Enterprises, Inc. (a)	356,907	40,230,557
Napco Security Technologies, Inc. (a)	613,000	17,758,610
TD SYNNEX Corp.	193,600	19,776,240
		175,084,921
IT Services - 3.6%
Cyxtera Technologies, Inc. Class A (a)	1,625,595	5,234,416
Endava PLC ADR (a)	273,803	24,059,070
ExlService Holdings, Inc. (a)	395,776	67,519,386
Maximus, Inc.	66,000	4,940,100
Perficient, Inc. (a)	310,700	23,035,298
WNS Holdings Ltd. sponsored ADR (a)	612,390	51,887,805
		176,676,075
Semiconductors & Semiconductor Equipment - 2.5%
Axcelis Technologies, Inc. (a)	478,000	52,556,100
MACOM Technology Solutions Holdings, Inc. (a)	448,100	30,031,662
Onto Innovation, Inc. (a)	298,092	23,444,936
Synaptics, Inc. (a)	133,200	16,653,996
		122,686,694
Software - 2.4%
Five9, Inc. (a)	115,300	9,083,334
Intapp, Inc. (a)	562,918	16,313,364
Manhattan Associates, Inc. (a)	72,400	9,438,064
NCR Corp. (a)	339,900	9,320,058
Qualys, Inc. (a)	145,700	16,807,952
Rapid7, Inc. (a)	166,600	6,642,342
SPS Commerce, Inc. (a)	117,150	15,941,772
Tenable Holdings, Inc. (a)	862,900	34,714,467
		118,261,353
Technology Hardware, Storage & Peripherals - 0.2%
Avid Technology, Inc. (a)	387,448	11,743,549
TOTAL INFORMATION TECHNOLOGY		624,510,967
MATERIALS - 5.5%
Chemicals - 0.8%
Element Solutions, Inc.	1,199,817	24,572,252
Tronox Holdings PLC	999,647	17,143,946
		41,716,198
Construction Materials - 0.9%
Eagle Materials, Inc.	293,100	42,816,048
Containers & Packaging - 0.4%
O-I Glass, Inc. (a)	1,039,000	20,000,750
Metals & Mining - 2.7%
Arconic Corp. (a)	515,300	12,114,703
Commercial Metals Co.	1,397,630	75,849,380
Constellium NV (a)	1,427,300	20,738,669
Lundin Mining Corp.	3,041,100	23,015,954
		131,718,706
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	303,800	20,685,742
Sylvamo Corp.	245,400	11,663,862
		32,349,604
TOTAL MATERIALS		268,601,306
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
EastGroup Properties, Inc.	169,700	28,552,025
Elme Communities (SBI)	1,653,700	31,751,040
Equity Commonwealth	447,000	11,407,440
Essential Properties Realty Trust, Inc.	1,855,100	47,267,948
Lamar Advertising Co. Class A	195,400	20,817,916
LXP Industrial Trust (REIT)	3,499,899	40,423,833
Sunstone Hotel Investors, Inc.	2,074,200	22,795,458
Terreno Realty Corp.	214,496	13,819,977
		216,835,637
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	1,249,200	18,025,956
Jones Lang LaSalle, Inc. (a)	161,800	29,911,966
		47,937,922
TOTAL REAL ESTATE		264,773,559
UTILITIES - 2.1%
Electric Utilities - 0.3%
IDACORP, Inc.	155,800	16,485,198
Gas Utilities - 1.5%
Brookfield Infrastructure Corp. A Shares	1,263,900	55,889,658
ONE Gas, Inc.	241,700	19,906,412
		75,796,070
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	382,575	12,927,209
TOTAL UTILITIES		105,208,477
TOTAL COMMON STOCKS (Cost $3,809,914,588)		4,866,946,919

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (c)(d)	1,102,127	4,772,210
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (a)(c)(d)	733,075	4,039,243
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,832,351)		8,811,453

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.16% to 4.18% 2/16/23 (g) (Cost $1,337,698)	1,340,000	1,337,601

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	50,815,239	50,825,402
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	97,950,865	97,960,660
TOTAL MONEY MARKET FUNDS (Cost $148,786,062)		148,786,062

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $3,968,870,699)	5,025,882,035
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(101,776,405)
NET ASSETS - 100.0%	4,924,105,630

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	324	Mar 2023	31,418,280	1,701,591	1,701,591

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,601,037 or 0.2% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,167,905.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	4,041,955

Dianthus Therapeutics, Inc. Series A	4/06/22	4,790,395

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

The Oncology Institute, Inc.	6/28/21	11,261,580

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	56,163,679	739,489,339	744,827,615	939,696	-	(1)	50,825,402	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	83,308,212	883,585,659	868,933,211	247,881	-	-	97,960,660	0.3%
Total	139,471,891	1,623,074,998	1,613,760,826	1,187,577	-	(1)	148,786,062

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	79,664,933	79,664,933	-	-
Consumer Discretionary	631,121,783	631,121,783	-	-
Consumer Staples	174,136,848	174,136,848	-	-
Energy	351,536,773	351,536,773	-	-
Financials	761,143,916	761,143,916	-	-
Health Care	753,720,277	737,307,476	3,845,527	12,567,274
Industrials	861,339,533	861,339,533	-	-
Information Technology	624,510,967	624,510,967	-	-
Materials	268,601,306	268,601,306	-	-
Real Estate	264,773,559	264,773,559	-	-
Utilities	105,208,477	105,208,477	-	-

U.S. Government and Government Agency Obligations	1,337,601	-	1,337,601	-

Money Market Funds	148,786,062	148,786,062	-	-
Total Investments in Securities:	5,025,882,035	5,008,131,633	5,183,128	12,567,274
Derivative Instruments:

Assets
Futures Contracts	1,701,591	1,701,591	-	-
Total Assets	1,701,591	1,701,591	-	-
Total Derivative Instruments:	1,701,591	1,701,591	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	1,701,591	0
Total Equity Risk	1,701,591	0
Total Value of Derivatives	1,701,591	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $97,919,622) - See accompanying schedule:
Unaffiliated issuers (cost $3,820,084,637)	$4,877,095,973
Fidelity Central Funds (cost $148,786,062)	148,786,062

Total Investment in Securities (cost $3,968,870,699)		$5,025,882,035
Cash		21,475
Receivable for investments sold		44,862,063
Receivable for fund shares sold		950,751
Dividends receivable		265,331
Distributions receivable from Fidelity Central Funds		201,686
Receivable for daily variation margin on futures contracts		521,778
Other receivables		50,568
Total assets		5,072,755,687
Liabilities
Payable for investments purchased
Regular delivery	$2,369,875
Delayed delivery	3,438,829
Payable for fund shares redeemed	44,862,922
Other payables and accrued expenses	28,207
Collateral on securities loaned	97,950,224
Total Liabilities		148,650,057
Net Assets		$4,924,105,630
Net Assets consist of:
Paid in capital		$4,103,768,003
Total accumulated earnings (loss)		820,337,627
Net Assets		$4,924,105,630
Net Asset Value , offering price and redemption price per share ($4,924,105,630 ÷ 385,747,999 shares)		$12.77

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$24,068,338
Interest		48,277
Income from Fidelity Central Funds (including $247,881 from security lending)		1,187,577
Total Income		25,304,192
Expenses
Custodian fees and expenses	$18,926
Independent trustees' fees and expenses	8,284
Interest	3,767
Total Expenses		30,977
Net Investment income (loss)		25,273,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44,983,930)
Foreign currency transactions	7,192
Futures contracts	(3,745,796)
Total net realized gain (loss)		(48,722,534)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	326,285,233
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(766)
Futures contracts	537,022
Total change in net unrealized appreciation (depreciation)		326,821,488
Net gain (loss)		278,098,954
Net increase (decrease) in net assets resulting from operations		$303,372,169
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,273,215	$48,514,660
Net realized gain (loss)	(48,722,534)	123,754,493
Change in net unrealized appreciation (depreciation)	326,821,488	(570,952,732)
Net increase (decrease) in net assets resulting from operations	303,372,169	(398,683,579)
Distributions to shareholders	(230,929,095)	(1,511,145,723)
Share transactions
Proceeds from sales of shares	282,375,192	772,983,933
Reinvestment of distributions	230,929,095	1,511,145,723
Cost of shares redeemed	(701,599,128)	(1,346,757,031)
Net increase (decrease) in net assets resulting from share transactions	(188,294,841)	937,372,625
Total increase (decrease) in net assets	(115,851,767)	(972,456,677)

Net Assets
Beginning of period	5,039,957,397	6,012,414,074
End of period	$4,924,105,630	$5,039,957,397

Other Information
Shares
Sold	23,907,188	57,044,933
Issued in reinvestment of distributions	19,053,605	106,014,574
Redeemed	(58,216,078)	(94,592,767)
Net increase (decrease)	(15,255,285)	68,466,740

Financial Highlights
Fidelity® Series Small Cap Opportunities Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.57	$18.08	$12.66	$14.04	$15.46	$14.42
Income from Investment Operations
Net investment income (loss) A,B	.06	.12	.12	.15	.15	.16
Net realized and unrealized gain (loss)	.74	(1.03)	5.62	(.60)	.12	2.44
Total from investment operations	.80	(.91)	5.74	(.45)	.27	2.60
Distributions from net investment income	(.14)	(.12)	(.14)	(.16)	(.14)	(.12)
Distributions from net realized gain	(.47)	(4.48)	(.19)	(.77)	(1.55)	(1.45)
Total distributions	(.60) C	(4.60)	(.32) C	(.93)	(1.69)	(1.56) C
Net asset value, end of period	$12.77	$12.57	$18.08	$12.66	$14.04	$15.46
Total Return D,E	6.67%	(7.62)%	45.98%	(3.44)%	1.98%	19.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.07% I	.86%	.77%	1.17%	1.13%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$4,924,106	$5,039,957	$6,012,414	$4,931,192	$5,667,458	$5,997,330
Portfolio turnover rate J	24% I	39%	96%	61% K	59%	68%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,361,034,225
Gross unrealized depreciation	(310,598,264)
Net unrealized appreciation (depreciation)	$1,050,435,961
Tax cost	$3,977,147,665

The Fund elected to defer to its next fiscal year approximately $168,106,150 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	570,223,488	980,898,357

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Small Cap Opportunities Fund	$28,362

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Series Small Cap Opportunities Fund	Borrower	$ 52,969,000	2.56%	$3,767

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	16,394,851	72,787,641	392,646

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Small Cap Opportunities Fund	$25,740	$135	$-

9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Series Small Cap Opportunities Fund	-%- D
Actual		$ 1,000	$ 1,066.70	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.839810.115
SMO-SANN-0423
Fidelity® Series Real Estate Income Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Equity Lifestyle Properties, Inc.	1.5
Great Ajax Corp. 7.25%	1.4
American Tower Corp.	1.3
iStar Financial, Inc. Series I, 7.50%	1.3
Digitalbridge Group, Inc. Series I, 7.15%	1.1
Crown Castle International Corp.	1.0
Chimera Investment Corp. Series B, 8.00%	0.9
Annaly Capital Management, Inc. Series F, 6.95%	0.9
Digitalbridge Group, Inc. Series J, 7.15%	0.9
Rithm Capital Corp. 7.125%	0.9
11.2

Top Five REIT Sectors (% of Fund's net assets)

REITs - Mortgage	15.3
REITs - Diversified	15.1
REITs - Health Care	6.1
REITs - Management/Investment	4.8
REITs - Hotels	4.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 0.9%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 13.7%
	Shares	Value ($)
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
Great Ajax Corp.	256,346	2,248,154
MFA Financial, Inc.	78,075	928,312
		3,176,466
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)	37,800	121,716
REAL ESTATE - 13.0%
Equity Real Estate Investment Trusts (REITs) - 12.9%
Acadia Realty Trust (SBI)	300	4,659
American Homes 4 Rent Class A	38,900	1,333,881
American Tower Corp.	26,900	6,009,191
AvalonBay Communities, Inc.	8,100	1,437,264
Crown Castle International Corp.	30,700	4,546,977
CubeSmart	22,500	1,030,275
Digital Realty Trust, Inc.	2,200	252,164
Douglas Emmett, Inc.	12,000	201,000
Easterly Government Properties, Inc.	62,900	1,021,496
EastGroup Properties, Inc.	500	84,125
Elme Communities (SBI)	40,100	769,920
Equinix, Inc.	3,600	2,657,268
Equity Lifestyle Properties, Inc.	92,700	6,654,006
Essex Property Trust, Inc.	9,700	2,192,879
Extra Space Storage, Inc.	6,400	1,010,112
Farmland Partners, Inc.	11,915	153,465
Gaming & Leisure Properties	19,804	1,060,702
Healthcare Trust of America, Inc.	3,250	69,973
Invitation Homes, Inc.	27,100	880,750
iStar Financial, Inc.	6,787	62,983
Lamar Advertising Co. Class A	11,000	1,171,940
Life Storage, Inc.	3,200	345,728
LXP Industrial Trust (REIT)	317,022	3,661,604
Mid-America Apartment Communities, Inc.	13,714	2,286,398
National Retail Properties, Inc.	3,700	175,195
NexPoint Residential Trust, Inc.	1,000	50,500
Postal Realty Trust, Inc.	51,200	791,552
Prologis (REIT), Inc.	15,420	1,993,498
Public Storage	6,100	1,856,474
Retail Value, Inc.	24,066	6,017
RLJ Lodging Trust	14,700	184,779
Sabra Health Care REIT, Inc.	33,800	456,300
Safehold, Inc.	519	18,144
SITE Centers Corp.	118,800	1,621,620
Spirit Realty Capital, Inc.	39,800	1,746,424
Sunstone Hotel Investors, Inc.	17,100	187,929
Terreno Realty Corp.	25,980	1,673,891
UDR, Inc.	5,600	238,504
UMH Properties, Inc.	29,000	519,680
Ventas, Inc.	62,555	3,240,975
VICI Properties, Inc.	34,700	1,186,046
Welltower, Inc.	40,900	3,069,136
Weyerhaeuser Co.	13,700	471,691
		58,387,115
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	11,300	163,059
Digitalbridge Group, Inc.	4,374	64,735
		227,794
TOTAL REAL ESTATE		58,614,909
TOTAL COMMON STOCKS (Cost $48,060,937)		61,913,091

Preferred Stocks - 32.9%
	Shares	Value ($)
Convertible Preferred Stocks - 2.4%
FINANCIALS - 1.4%
Mortgage Real Estate Investment Trusts - 1.4%
Great Ajax Corp. 7.25%	260,550	6,386,081

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
LXP Industrial Trust (REIT) Series C, 6.50%	71,519	3,417,454
RLJ Lodging Trust Series A, 1.95%	38,950	985,435
		4,402,889
TOTAL CONVERTIBLE PREFERRED STOCKS		10,788,970
Nonconvertible Preferred Stocks - 30.5%
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
DCP Midstream Partners LP:
7.95%(b)	36,975	928,073
Series B, 7.875%(b)	34,150	858,873
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(b)(c)	97,425	2,189,140
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(b)(c)	19,600	393,372
Energy Transfer LP 7.60% (b)	98,525	2,359,674
Global Partners LP:
9.75%(b)	1,825	48,655
Series B, 9.50%	12,200	307,688
		7,085,475
FINANCIALS - 12.5%
Mortgage Real Estate Investment Trusts - 12.5%
AG Mortgage Investment Trust, Inc. 8.00%	50,109	919,500
AGNC Investment Corp.:
6.125%(b)	102,400	2,207,744
6.875%(b)	85,750	1,896,790
Series C, 7.00%(b)(c)	136,199	3,429,491
Series E, 6.50%(b)	141,450	3,165,651
Annaly Capital Management, Inc.:
6.75%(b)	40,700	947,496
Series F, 6.95%(b)(c)	164,300	4,091,070
Series G, 6.50%(b)	149,490	3,593,740
Arbor Realty Trust, Inc.:
Series D, 6.375%	12,400	254,820
Series F, 6.25%(b)	14,100	287,358
Cherry Hill Mortgage Investment Corp.:
8.25%(b)	13,175	296,899
Series A, 8.20%	16,350	372,780
Chimera Investment Corp.:
8.00%(b)	81,500	1,776,700
Series B, 8.00%(b)	189,358	4,241,619
Series C, 7.75%(b)	172,766	3,527,882
Dynex Capital, Inc. Series C 6.90% (b)	89,500	2,057,605
Ellington Financial LLC 6.75% (b)	73,722	1,621,884
Franklin BSP Realty Trust, Inc. 7.50%	55,316	1,172,948
MFA Financial, Inc.:
6.50%(b)	179,800	3,480,928
Series B, 7.50%	66,349	1,358,164
PennyMac Mortgage Investment Trust:
6.75%	26,000	515,840
8.125%(b)	66,075	1,601,658
Series B, 8.00%(b)	119,505	2,837,049
Rithm Capital Corp.:
7.125%(b)	183,967	4,010,481
Series A, 7.50%(b)	110,359	2,462,109
Series C, 6.375%(b)	55,446	1,106,148
Series D, 7.00%(b)	17,100	363,204
Two Harbors Investment Corp.:
Series A, 8.125%(b)	41,635	920,550
Series B, 7.625%(b)	89,612	1,855,865
		56,373,973
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10% (b)	7,675	107,233

TOTAL FINANCIALS		56,481,206

REAL ESTATE - 16.4%
Equity Real Estate Investment Trusts (REITs) - 13.6%
Agree Realty Corp. 4.375%	38,700	708,597
American Homes 4 Rent:
6.25%	18,925	477,856
Series G, 5.875%	37,050	874,380
Armada Hoffler Properties, Inc. 6.75%	33,250	759,098
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	50,274	1,168,669
Series F, 7.375%	66,735	1,262,626
Series G, 7.375%	9,129	188,796
Series H, 7.50%	35,575	693,713
Series I, 7.50%	28,111	538,326
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	862,581
Cedar Realty Trust, Inc.:
7.25%	28,635	443,843
Series C, 6.50%	53,500	658,585
Centerspace Series C, 6.625%	57,700	1,540,590
City Office REIT, Inc. Series A, 6.625%	27,525	605,825
CTO Realty Growth, Inc. 6.375%	20,000	435,290
DiamondRock Hospitality Co. 8.25%	34,900	899,024
Gladstone Commercial Corp.:
6.625%	41,125	966,438
Series G, 6.00%	81,700	1,755,733
Gladstone Land Corp. Series D, 5.00%	60,000	1,449,000
Global Medical REIT, Inc. Series A, 7.50%	27,461	693,116
Global Net Lease, Inc.:
Series A, 7.25%	129,625	3,088,964
Series B 6.875%	47,200	1,118,640
Healthcare Trust, Inc.:
7.125%	48,000	1,041,120
Series A 7.375%	33,000	766,590
Hersha Hospitality Trust:
Series C, 6.875%	550	11,631
Series D, 6.50%	42,250	869,928
Hudson Pacific Properties, Inc. Series C, 4.75%	40,000	595,200
iStar Financial, Inc.:
Series D, 8.00%	65,856	1,664,181
Series G, 7.65%	141,700	3,563,755
Series I, 7.50%	234,523	5,891,218
National Storage Affiliates Trust Series A, 6.00%	12,325	310,344
Necessity Retail (REIT), Inc./The:
7.50%	143,698	3,418,575
Series C 7.375%	145,000	3,393,000
Pebblebrook Hotel Trust:
6.30%	53,702	1,140,899
6.375%	55,192	1,159,032
6.375%	20,200	426,018
Series H, 5.70%	104,200	1,976,674
Pennsylvania (REIT):
Series B, 7.375%(a)	56,533	106,847
Series C, 7.20%(a)	9,575	17,044
Series D, 6.875%(a)	27,400	51,649
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	760,268
Prologis (REIT), Inc. Series Q, 8.54%	16,850	968,707
Rexford Industrial Realty, Inc.:
Series B, 5.875%	50,000	1,234,000
Series C, 5.625%	11,775	286,250
Saul Centers, Inc.:
Series D, 6.125%	15,958	374,375
Series E, 6.00%	13,475	309,521
SITE Centers Corp. 6.375%	15,100	377,047
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	322,575
Series C, 7.875%	19,300	492,150
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	400,784
Summit Hotel Properties, Inc.:
Series E, 6.25%	60,784	1,390,118
Series F, 5.875%	61,000	1,345,032
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	20,000	429,000
Series I, 5.70%	38,700	797,607
UMH Properties, Inc. Series D, 6.375%	63,875	1,478,706
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	51,175	1,166,790
Series K 5.875%	28,775	631,324
Vornado Realty Trust:
Series N, 5.25%	19,600	360,052
Series O, 4.45%	55,300	896,413
		61,614,114
Real Estate Management & Development - 2.8%
Brookfield Property Partners LP:
5.75%	7,000	127,750
6.50%	5,875	119,791
Digitalbridge Group, Inc.:
Series H, 7.125%	147,310	3,310,056
Series I, 7.15%	225,785	5,095,967
Series J, 7.15%	185,049	4,078,480
Seritage Growth Properties Series A, 7.00%	1,050	25,232
		12,757,276
TOTAL REAL ESTATE		74,371,390

TOTAL NONCONVERTIBLE PREFERRED STOCKS		137,938,071
TOTAL PREFERRED STOCKS (Cost $145,695,875)		148,727,041

Corporate Bonds - 19.4%
	Principal Amount (d)	Value ($)
Convertible Bonds - 1.6%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
PennyMac Corp. 5.5% 11/1/24	1,728,000	1,598,400
Redwood Trust, Inc. 5.625% 7/15/24	1,847,000	1,747,724
Two Harbors Investment Corp. 6.25% 1/15/26	904,000	802,842
		4,148,966
REAL ESTATE - 0.7%
Real Estate Management & Development - 0.7%
Digitalbridge Group, Inc. 5% 4/15/23	3,062,000	3,033,294

TOTAL CONVERTIBLE BONDS		7,182,260
Nonconvertible Bonds - 17.8%
COMMUNICATION SERVICES - 0.5%
Media - 0.5%
Clear Channel Outdoor Holdings, Inc.:
7.5% 6/1/29(e)	1,140,000	929,100
7.75% 4/15/28(e)	1,555,000	1,322,885
		2,251,985
CONSUMER DISCRETIONARY - 2.6%
Hotels, Restaurants & Leisure - 0.8%
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (e)	925,000	802,142
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (e)	2,000,000	1,741,018
Times Square Hotel Trust 8.528% 8/1/26 (e)	1,103,479	1,098,979
		3,642,139
Household Durables - 1.8%
Adams Homes, Inc. 7.5% 2/15/25 (e)	1,550,000	1,333,096
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(e)	605,000	505,175
4.625% 4/1/30(e)	930,000	772,284
Century Communities, Inc.:
3.875% 8/15/29(e)	1,930,000	1,622,464
6.75% 6/1/27	1,330,000	1,311,546
M/I Homes, Inc. 3.95% 2/15/30	1,430,000	1,203,002
New Home Co., Inc. 7.25% 10/15/25 (e)	1,495,000	1,296,913
		8,044,480
TOTAL CONSUMER DISCRETIONARY		11,686,619

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (e)	305,000	287,463

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP 3.85% 2/1/25	1,753,000	1,698,660

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	6,397,993

INDUSTRIALS - 0.3%
Trading Companies & Distributors - 0.3%
Williams Scotsman International, Inc.:
4.625% 8/15/28(e)	750,000	694,916
6.125% 6/15/25(e)	648,000	651,188
		1,346,104
REAL ESTATE - 12.5%
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (e)	450,000	341,819
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	1,916,975
CBL & Associates LP:
4.6% 10/15/24(f)(g)	3,930,000	0
5.25% 12/1/23(f)(g)	3,629,000	0
5.95% 12/15/26(f)(g)	2,551,000	0
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (e)	2,135,000	1,911,700
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (e)	925,000	781,863
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,357,378
iStar Financial, Inc.:
4.25% 8/1/25	2,405,000	2,386,963
5.5% 2/15/26	3,015,000	3,035,201
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,170,915
5% 10/15/27	4,237,000	3,581,684
Office Properties Income Trust:
4.25% 5/15/24	946,000	918,073
4.5% 2/1/25	3,695,000	3,437,662
Omega Healthcare Investors, Inc.:
4.5% 4/1/27	483,000	465,961
4.75% 1/15/28	1,616,000	1,551,484
4.95% 4/1/24	659,000	653,819
5.25% 1/15/26	22,000	21,868
Realty Income Corp.:
3.1% 12/15/29	1,000,000	908,778
4.6% 2/6/24	1,757,000	1,749,750
4.875% 6/1/26	1,593,000	1,603,711
Senior Housing Properties Trust:
4.75% 5/1/24	1,725,000	1,505,063
4.75% 2/15/28	3,067,000	1,869,091
Service Properties Trust:
4.65% 3/15/24	1,556,000	1,515,148
7.5% 9/15/25	1,480,000	1,455,269
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (e)	4,000,000	2,780,000
Uniti Group, Inc.:
6% 1/15/30(e)	1,040,000	689,356
7.875% 2/15/25(e)	1,000,000	986,921
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (e)	1,095,000	1,019,706
WP Carey, Inc.:
4% 2/1/25	422,000	412,997
4.25% 10/1/26	459,000	449,757
XHR LP 6.375% 8/15/25 (e)	750,000	738,807
		42,217,719
Real Estate Management & Development - 3.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (e)	875,000	844,664
Forestar Group, Inc. 3.85% 5/15/26 (e)	1,000,000	891,095
Greystar Real Estate Partners 5.75% 12/1/25 (e)	2,025,000	1,991,446
Howard Hughes Corp.:
4.125% 2/1/29(e)	1,000,000	863,520
4.375% 2/1/31(e)	1,090,000	905,718
5.375% 8/1/28(e)	970,000	898,598
Kennedy-Wilson, Inc.:
4.75% 3/1/29	3,800,000	3,192,000
4.75% 2/1/30	3,170,000	2,600,145
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (e)	2,500,000	1,956,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (e)	202,000	198,556
		14,341,992
TOTAL REAL ESTATE		56,559,711

TOTAL NONCONVERTIBLE BONDS		80,228,535
TOTAL CORPORATE BONDS (Cost $93,281,833)		87,410,795

Asset-Backed Securities - 4.5%
	Principal Amount (d)	Value ($)
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (e)	1,841,000	1,826,280
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (e)	1,624,000	1,600,399
Class XS, 0% 10/17/52 (b)(e)(g)(h)	892,434	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,117,169
Series 2002-2 Class M2, 9.163% 3/1/33	1,552,682	1,427,511
FirstKey Homes Trust:
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (e)	1,250,000	1,077,312
Series 2021-SFR2 Class F1, 2.908% 9/17/38 (e)	500,000	422,876
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 7.4584% 2/22/36 (b)(c)(e)	358,000	353,723
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	2,618	2,612
Series 1997-3 Class M1, 7.53% 3/15/28	25,200	23,756
Home Partners of America Trust:
Series 2021-1 Class F, 3.325% 9/17/41 (e)	436,304	347,417
Series 2021-2 Class G, 4.505% 12/17/26 (e)	970,583	815,232
Series 2021-3 Class F, 4.242% 1/17/41 (e)	1,343,025	1,131,112
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	1,698,364	1,200,440
Progress Residential Trust:
Series 2019-SFR3 Class F, 3.867% 9/17/36 (e)	1,000,000	945,550
Series 2019-SFR4 Class F, 3.684% 10/17/36 (e)	1,000,000	952,185
Series 2020-SFR1 Class H, 5.268% 4/17/37 (e)	588,000	545,316
Series 2021-SFR2 Class H, 4.998% 4/19/38 (e)	1,533,000	1,337,854
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (e)	1,449,000	1,236,926
Class G, 4.003% 7/17/38 (e)	749,000	645,821
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (e)	934,000	788,056
Class G, 4.005% 10/17/38 (e)	2,351,000	2,014,623
Tricon American Homes Series 2017-SFR2 Class F, 5.104% 1/17/36 (e)	628,000	610,581
TOTAL ASSET-BACKED SECURITIES (Cost $22,772,925)		20,422,760

Commercial Mortgage Securities - 22.9%
	Principal Amount (d)	Value ($)
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (e)	625,000	449,135
Series 2017-BNK8 Class E, 2.8% 11/15/50 (e)	1,848,000	1,048,454
Series 2018-BN12 Class D, 3% 5/15/61 (e)	318,000	212,627
Benchmark Mortgage Trust:
sequential payer Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (b)(e)(g)	573,000	477,930
Class 225E, 3.2943% 12/15/62 (b)(e)(g)	859,000	581,282
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (b)(e)	2,058,000	1,737,053
Series 2022-B35 Class D, 2.5% 5/15/55 (e)	1,000,000	565,324
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 7.397% 8/15/36 (b)(c)(e)	1,050,000	980,507
BSREP Commercial Mortgage Trust floater Series 2021-DC:
Class F, 1 month U.S. LIBOR + 2.850% 7.31% 8/15/38 (b)(c)(e)	107,000	87,637
Class G, 1 month U.S. LIBOR + 3.850% 8.31% 8/15/38 (b)(c)(e)	250,000	202,467
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.349% 10/15/38 (b)(c)(e)	570,856	532,452
BX Commercial Mortgage Trust:
floater Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 8.4113% 5/15/38 (b)(c)(e)	2,499,000	2,334,902
Series 2020-VIVA:
Class D, 3.5488% 3/11/44 (b)(e)	1,505,000	1,201,498
Class E, 3.5488% 3/11/44 (b)(e)	2,018,000	1,553,863
BX Trust:
floater:
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.059% 4/15/34 (b)(c)(e)	819,000	765,277
Series 2019-XL Class J, CME Term SOFR 1 Month Index + 2.760% 7.2425% 10/15/36 (b)(c)(e)	1,592,900	1,540,902
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 8.469% 10/15/36 (b)(c)(e)	745,012	685,285
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.755% 11/15/38 (b)(c)(e)	250,000	236,717
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 6.396% 9/15/34 (b)(c)(e)	73,000	68,432
Series 2021-SOAR Class G, 7.26% 6/15/38 (b)(e)	992,482	945,678
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.828% 1/15/39 (b)(c)(e)	700,000	648,704
Class G, CME Term SOFR 1 Month Index + 4.200% 8.678% 1/15/39 (b)(c)(e)	1,491,000	1,392,749
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.652% 10/15/36 (b)(c)(e)	1,558,000	1,402,387
Series 2019-OC11 Class E, 3.944% 12/9/41 (b)(e)	3,666,000	2,946,976
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 9.808% 3/15/35 (b)(e)	2,384,000	2,300,436
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 7.709% 12/15/37 (b)(c)(e)	1,021,000	956,725
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.609% 9/15/33 (b)(c)(e)	735,000	576,526
Class G, 1 month U.S. LIBOR + 5.150% 9.6153% 9/15/33 (b)(c)(e)	735,000	561,736
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (e)	1,299,000	1,112,752
Series 2012-CR1:
Class C, 5.3527% 5/15/45 (b)	3,011,000	2,679,543
Class D, 5.3527% 5/15/45 (b)(e)	1,917,000	1,403,540
Class G, 2.462% 5/15/45 (e)(g)	1,133,000	324,147
Series 2014-UBS2 Class D, 4.9814% 3/10/47 (b)(e)	537,000	479,344
Series 2017-CD4 Class D, 3.3% 5/10/50 (e)	1,192,000	884,431
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (e)	31,000	22,628
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.871% 8/15/45 (b)(e)	335,313	309,349
Class F, 4.25% 8/15/45 (e)	783,000	555,197
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.6759% 6/15/34 (c)(e)	800,000	718,980
Credit Suisse Mortgage Trust:
floater Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.4455% 11/15/23 (b)(c)(e)	1,000,000	968,358
Series 2020-NET:
Class E, 3.7042% 8/15/37 (b)(e)	500,000	432,758
Class F, 3.7042% 8/15/37 (b)(e)	1,057,000	898,783
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.4378% 6/15/50 (b)(e)	1,766,000	1,291,327
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6319% 10/15/51 (b)	1,000,000	861,811
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3553% 8/10/44 (b)(e)(g)	539,622	505,850
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 7.059% 7/15/35 (b)(c)(e)(g)	669,000	443,939
Series 2011-GC5:
Class C, 5.1538% 8/10/44 (b)(e)	101,000	73,266
Class D, 5.1538% 8/10/44 (b)(e)	759,236	315,254
Class E, 5.1538% 8/10/44 (b)(e)(g)	848,000	76,507
Class F, 4.5% 8/10/44 (e)(g)	677,000	2,375
Series 2012-GCJ9:
Class D, 4.8029% 11/10/45 (b)(e)	1,388,758	1,284,740
Class E, 4.8029% 11/10/45 (b)(e)	355,000	305,290
Series 2013-GC16 Class F, 3.5% 11/10/46 (e)	1,510,000	1,375,416
Series 2016-GS2 Class D, 2.753% 5/10/49 (e)	1,964,000	1,512,066
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(e)	2,515,000	2,178,274
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (b)(e)	1,693,000	1,567,805
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (e)	504,000	473,897
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (e)	1,624,000	1,190,954
Series 2014-C26 Class D, 3.8743% 1/15/48 (b)(e)	602,000	488,668
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.3107% 6/15/51 (b)(e)	302,000	206,198
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (b)(e)	500,000	316,355
Series 2011-C3:
Class E, 5.5251% 2/15/46 (b)(e)(g)	3,467,000	1,518,681
Class G, 4.409% 2/15/46 (b)(e)	1,680,000	143,244
Class H, 4.409% 2/15/46 (b)(e)(g)	1,320,000	115,343
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (b)(e)(g)	906,367	753,566
Class G 4% 6/15/45 (e)	805,000	186,909
Series 2013-LC11:
Class D, 4.2611% 4/15/46 (b)(g)	1,316,000	1,102,995
Class F, 3.25% 4/15/46 (b)(e)(g)	482,000	66,805
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(e)(g)	924,000	2,278
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(e)	961,000	679,093
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (e)	1,406,000	1,162,465
LIFE Mortgage Trust floater Series 2021-BMR Class G, 1 month U.S. LIBOR + 2.950% 7.409% 3/15/38 (b)(c)(e)	1,816,529	1,734,642
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 9.71% 11/15/38 (b)(c)(e)	1,236,327	1,150,068
Merit floater Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 7.209% 7/15/38 (b)(c)(e)	250,000	237,482
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 7.06% 4/15/38 (b)(c)(e)	694,000	669,690
Class G, 1 month U.S. LIBOR + 3.200% 7.66% 4/15/38 (b)(c)(e)	846,000	810,016
MHP Commercial Mortgage Trust floater Series 2022-MHIL Class G, CME Term SOFR 1 Month Index + 3.950% 8.4355% 1/15/27 (b)(c)(e)	2,489,389	2,323,622
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5398% 11/15/45 (b)(e)	2,000,000	1,760,549
Series 2012-C6, Class F, 4.5398% 11/15/45 (b)(e)	1,000,000	775,085
Series 2013-C12 Class D, 4.7613% 10/15/46 (b)(e)	1,500,000	1,335,775
Series 2013-C13:
Class D, 4.8952% 11/15/46 (b)(e)	2,994,000	2,768,055
Class E, 4.8952% 11/15/46 (b)(e)	659,000	574,870
Series 2013-C9 Class C, 4.014% 5/15/46 (b)	625,000	563,161
Series 2016-C30 Class D, 3% 9/15/49 (e)	522,000	339,359
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)(e)	10,001	9,915
Series 2011-C2:
Class D, 5.2113% 6/15/44 (b)(e)	1,504,772	1,417,601
Class F, 5.2113% 6/15/44 (b)(e)(g)	1,467,000	941,084
Class XB, 0.445% 6/15/44 (b)(e)(h)	23,392,544	85,502
Series 2011-C3:
Class C, 5.0825% 7/15/49 (b)(e)	368,958	364,159
Class D, 5.0825% 7/15/49 (b)(e)	83,000	80,440
Class E, 5.0825% 7/15/49 (b)(e)(g)	652,000	562,161
Class F, 5.0825% 7/15/49 (b)(e)(g)	636,000	405,181
Class G, 5.0825% 7/15/49 (b)(e)(g)	979,600	546,438
Series 2015-MS1 Class D, 4.024% 5/15/48 (b)(e)	2,045,000	1,690,282
Series 2016-BNK2 Class C, 3% 11/15/49 (e)(g)	2,346,000	1,736,223
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(e)	1,000,000	693,016
Natixis Commercial Mortgage Securities Trust floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.209% 6/15/35 (b)(c)(e)	113,725	87,020
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 7.805% 10/15/36 (b)(c)(e)	342,687	318,336
PKHL Commercial Mortgage Trust floater Series 2021-MF Class G, 1 month U.S. LIBOR + 4.350% 8.81% 7/15/38 (b)(c)(e)	500,000	454,886
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (e)	250,000	188,896
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	813,490	842,836
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 7.4059% 3/25/34 (b)(c)(e)	599,000	588,412
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/39 (b)(e)	2,000,000	1,468,735
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 7.829% 1/15/39 (b)(c)(e)	1,633,000	1,512,307
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.7248% 10/15/38 (b)(c)(e)	1,573,000	1,443,604
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 8.3745% 11/15/36 (b)(c)(e)	1,000,000	936,991
STWD Trust floater sequential payer Series 2021-LIH Class G, 1 month U.S. LIBOR + 4.200% 8.659% 11/15/36 (b)(c)(e)	1,280,000	1,193,336
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.31% 6/15/26 (b)(c)(e)	1,176,000	1,114,783
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.6333% 5/10/45 (b)(e)	68,841	62,574
Class E, 5% 5/10/45 (b)(e)(g)	1,236,000	481,793
Class F, 5% 5/10/45 (b)(e)(g)	399,000	19,083
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(e)(g)	1,817,000	1,640,483
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 8.97% 1/18/37 (b)(c)(e)	2,528,000	2,381,829
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (e)	1,260,000	758,902
Series 2016-NXS6 Class D, 3.059% 11/15/49 (e)	963,000	724,500
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)(g)	45,000	2,861
Series 2011-C3:
Class D, 5.3781% 3/15/44 (b)(e)	2,576,132	966,050
Class E, 5% 3/15/44 (e)(g)	34,000	169
Series 2011-C5:
Class E, 5.5718% 11/15/44 (b)(e)	365,213	346,372
Class F, 5.25% 11/15/44 (b)(e)	2,000,000	1,816,454
Class G, 5.25% 11/15/44 (b)(e)	1,000,000	867,820
Series 2013-C11 Class E, 4.2033% 3/15/45 (b)(e)	53,000	42,930
Series 2013-C13 Class D, 4.2111% 5/15/45 (b)(e)	45,000	43,909
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(e)	1,168,000	947,260
Class PR2, 3.516% 6/5/35 (b)(e)	459,000	350,172
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $120,573,212)		103,162,521

Bank Loan Obligations - 4.3%
	Principal Amount (d)	Value ($)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.4299% 9/9/26 (b)(c)(i)	1,155,000	1,145,379
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.5697% 8/2/28 (b)(c)(i)	354,733	354,669
		1,500,048
FINANCIALS - 4.0%
Diversified Financial Services - 4.0%
Agellan Portfolio 9% 8/7/25 (g)(i)	1,217,000	1,217,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.478% 1/9/24 (b)(c)(g)(i)	7,578,870	7,199,917
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 8.8986% 1/21/27 (b)(c)(g)(i)	4,575,631	4,575,631
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 12.8179% 11/15/23 (b)(c)(g)(i)	5,305,035	4,827,581
		17,820,129
TOTAL BANK LOAN OBLIGATIONS (Cost $20,178,074)		19,320,177

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (j) (Cost $7,851,469)	7,849,899	7,851,469

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $458,414,325)	448,807,854
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,789,896
NET ASSETS - 100.0%	451,597,750

Legend

(a)	Non-income producing
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $145,461,064 or 32.2% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	74,307,966	191,623,820	258,080,317	620,916	-	-	7,851,469	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	61,616	61,616	2	-	-	-	0.0%
Total	74,307,966	191,685,436	258,141,933	620,918	-	-	7,851,469

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	7,085,475	7,085,475	-	-
Financials	66,043,753	59,657,672	6,386,081	-
Information Technology	121,716	121,716	-	-
Real Estate	137,389,188	132,986,299	4,402,889	-

Corporate Bonds	87,410,795	-	87,410,795	-

Asset-Backed Securities	20,422,760	-	20,422,751	9

Commercial Mortgage Securities	103,162,521	-	90,855,347	12,307,174

Bank Loan Obligations	19,320,177	-	1,500,048	17,820,129

Money Market Funds	7,851,469	7,851,469	-	-
Total Investments in Securities:	448,807,854	207,702,631	210,977,911	30,127,312

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$18,584,090
Net Realized Gain (Loss) on Investment Securities	38
Net Unrealized Gain (Loss) on Investment Securities	(543,428)
Cost of Purchases	-
Proceeds of Sales	(221,168)
Amortization/Accretion	597
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$17,820,129
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(543,428)
Commercial Mortgage Securities
Beginning Balance	$8,801,478
Net Realized Gain (Loss) on Investment Securities	(348,424)
Net Unrealized Gain (Loss) on Investment Securities	579,001
Cost of Purchases	-
Proceeds of Sales	(397,982)
Amortization/Accretion	(56,175)
Transfers into Level 3	7,712,672
Transfers out of Level 3	(3,983,396)
Ending Balance	$12,307,174
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$298,932
Other Investments in Securities
Beginning Balance	$9
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$9
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$-

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $450,562,856)	$440,956,385
Fidelity Central Funds (cost $7,851,469)	7,851,469

Total Investment in Securities (cost $458,414,325)		$448,807,854
Receivable for investments sold		11,035
Receivable for fund shares sold		19,900,622
Dividends receivable		332,426
Interest receivable		2,564,086
Distributions receivable from Fidelity Central Funds		68,226
Total assets		471,684,249
Liabilities
Payable for fund shares redeemed	$20,085,876
Other payables and accrued expenses	623
Total Liabilities		20,086,499
Net Assets		$451,597,750
Net Assets consist of:
Paid in capital		$475,734,848
Total accumulated earnings (loss)		(24,137,098)
Net Assets		$451,597,750
Net Asset Value , offering price and redemption price per share ($451,597,750 ÷ 45,245,689 shares)		$9.98

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$7,162,692
Interest		9,095,037
Income from Fidelity Central Funds (including $2 from security lending)		620,918
Total Income		16,878,647
Expenses
Custodian fees and expenses	$5,336
Independent trustees' fees and expenses	1,041
Total expenses before reductions	6,377
Expense reductions	(1,802)
Total expenses after reductions		4,575
Net Investment income (loss)		16,874,072
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,587,115)
Foreign currency transactions	(62)
Total net realized gain (loss)		(14,587,177)
Change in net unrealized appreciation (depreciation) on investment securities		(13,108,026)
Net gain (loss)		(27,695,203)
Net increase (decrease) in net assets resulting from operations		$(10,821,131)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,874,072	$45,858,726
Net realized gain (loss)	(14,587,177)	23,716,854
Change in net unrealized appreciation (depreciation)	(13,108,026)	(106,111,925)
Net increase (decrease) in net assets resulting from operations	(10,821,131)	(36,536,345)
Distributions to shareholders	(42,077,380)	(50,959,619)
Share transactions
Proceeds from sales of shares	59,127,646	53,121,264
Reinvestment of distributions	42,077,380	50,959,619
Cost of shares redeemed	(278,350,531)	(382,144,760)
Net increase (decrease) in net assets resulting from share transactions	(177,145,505)	(278,063,877)
Total increase (decrease) in net assets	(230,044,016)	(365,559,841)

Net Assets
Beginning of period	681,641,766	1,047,201,607
End of period	$451,597,750	$681,641,766

Other Information
Shares
Sold	6,027,689	4,694,984
Issued in reinvestment of distributions	4,251,729	4,460,414
Redeemed	(28,495,465)	(34,667,147)
Net increase (decrease)	(18,216,047)	(25,511,749)

Financial Highlights
Fidelity® Series Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$11.77	$9.94	$11.21	$10.97	$11.34
Income from Investment Operations
Net investment income (loss) A,B	.30	.55	.45	.56	.61	.59
Net realized and unrealized gain (loss)	(.32)	(.97)	1.90	(1.16)	.42	(.20)
Total from investment operations	(.02)	(.42)	2.35	(.60)	1.03	.39
Distributions from net investment income	(.42)	(.52)	(.45)	(.55)	(.62)	(.60)
Distributions from net realized gain	(.32)	(.09)	(.07)	(.12)	(.17)	(.16)
Total distributions	(.74)	(.61)	(.52)	(.67)	(.79)	(.76)
Net asset value, end of period	$9.98	$10.74	$11.77	$9.94	$11.21	$10.97
Total Return C,D	(.04)%	(3.78)%	24.48%	(5.68)%	9.91%	3.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-% H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-% H	-%	-%	-%	-%	-%
Expenses net of all reductions G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	6.11% H	4.83%	4.21%	5.36%	5.67%	5.36%
Supplemental Data
Net assets, end of period (000 omitted)	$451,598	$681,642	$1,047,202	$935,054	$971,641	$907,388
Portfolio turnover rate I	-% H	19%	23%	25% J	16%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Corporate Bonds	$-	Recovery value	Recovery value	$0.00	Increase
Asset-Backed Securities	$9	Indicative market price	Evaluated bid	$0.00	Increase
Commercial Mortgage Securities	$12,307,174	Indicative market price	Evaluated bid	$0.25 - $93.74 / $69.08	Increase
Bank Loan Obligations	$17,820,129	Discounted cash flow	Yield	8.4% - 20.7% / 12.7%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to equity-debt classifications, certain conversion ratio adjustments, foreign currency transactions, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$31,237,977
Gross unrealized depreciation	(40,872,369)
Net unrealized appreciation (depreciation)	$(9,634,392)
Tax cost	$458,442,246

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	498,498	178,198,978
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Real Estate Income Fund	$168

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Real Estate Income Fund	-	272,347	120,137

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Real Estate Income Fund	$- A	$-	$-

A   Represents Amount less than five hundred dollars
8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,802.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Series Real Estate Income Fund	-%- D
Actual		$ 1,000	$ 999.60	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.924313.111
SRE-SANN-0423
Fidelity® Blue Chip Value Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.	6.8
Berkshire Hathaway, Inc. Class B	4.7
Cigna Corp.	4.7
Comcast Corp. Class A	4.1
Alphabet, Inc. Class A	3.8
JPMorgan Chase & Co.	3.6
Activision Blizzard, Inc.	3.5
Centene Corp.	3.3
PG&E Corp.	3.1
Samsung Electronics Co. Ltd.	3.0
40.6

Market Sectors (% of Fund's net assets)

Financials	19.7
Health Care	19.0
Communication Services	11.4
Energy	11.4
Utilities	8.4
Industrials	8.2
Information Technology	7.0
Consumer Discretionary	4.7
Consumer Staples	4.6
Materials	3.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 17.3%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.4%
Entertainment - 3.5%
Activision Blizzard, Inc.	381,800	29,234,426
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	317,600	31,391,584
Media - 4.1%
Comcast Corp. Class A	878,700	34,576,845
TOTAL COMMUNICATION SERVICES		95,202,855
CONSUMER DISCRETIONARY - 4.7%
Diversified Consumer Services - 2.8%
H&R Block, Inc.	613,720	23,922,806
Multiline Retail - 1.0%
Dollar General Corp.	35,600	8,316,160
Specialty Retail - 0.9%
Ross Stores, Inc.	62,400	7,375,056
TOTAL CONSUMER DISCRETIONARY		39,614,022
CONSUMER STAPLES - 4.6%
Food Products - 2.8%
Mondelez International, Inc.	230,800	15,103,552
Tyson Foods, Inc. Class A	128,800	8,468,600
		23,572,152
Household Products - 1.8%
Reckitt Benckiser Group PLC	178,800	12,741,456
Spectrum Brands Holdings, Inc.	27,200	1,846,336
		14,587,792
TOTAL CONSUMER STAPLES		38,159,944
ENERGY - 11.4%
Oil, Gas & Consumable Fuels - 11.4%
ConocoPhillips Co.	202,800	24,715,236
Exxon Mobil Corp.	490,400	56,891,304
Ovintiv, Inc.	166,000	8,172,180
Parex Resources, Inc.	317,300	5,401,409
		95,180,129
FINANCIALS - 19.7%
Banks - 9.4%
Bank of America Corp.	586,700	20,816,116
JPMorgan Chase & Co.	216,800	30,343,328
M&T Bank Corp.	73,900	11,528,400
PNC Financial Services Group, Inc.	95,200	15,748,936
		78,436,780
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	127,100	39,594,192
Insurance - 5.6%
Chubb Ltd.	73,800	16,788,762
The Travelers Companies, Inc.	68,100	13,015,272
Willis Towers Watson PLC	65,500	16,649,445
		46,453,479
TOTAL FINANCIALS		164,484,451
HEALTH CARE - 19.0%
Biotechnology - 1.0%
Regeneron Pharmaceuticals, Inc. (a)	11,200	8,494,864
Health Care Providers & Services - 13.8%
Centene Corp. (a)	360,200	27,461,648
Cigna Corp.	123,100	38,982,077
Elevance Health, Inc.	34,100	17,049,659
Humana, Inc.	26,700	13,662,390
UnitedHealth Group, Inc.	36,100	18,020,759
		115,176,533
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	186,667	12,202,422
Roche Holding AG (participation certificate)	29,570	9,230,879
Sanofi SA sponsored ADR	266,900	13,115,466
		34,548,767
TOTAL HEALTH CARE		158,220,164
INDUSTRIALS - 8.2%
Aerospace & Defense - 3.6%
Northrop Grumman Corp.	29,500	13,217,180
The Boeing Co. (a)	78,500	16,720,500
		29,937,680
Electrical Equipment - 1.6%
Regal Rexnord Corp.	96,600	13,446,720
Industrial Conglomerates - 1.5%
Siemens AG	80,700	12,605,766
Machinery - 1.5%
Oshkosh Corp.	123,900	12,486,642
TOTAL INDUSTRIALS		68,476,808
INFORMATION TECHNOLOGY - 4.0%
IT Services - 2.4%
Amdocs Ltd.	127,300	11,702,689
Cognizant Technology Solutions Corp. Class A	133,400	8,904,450
		20,607,139
Software - 1.6%
Gen Digital, Inc.	570,300	13,122,603
TOTAL INFORMATION TECHNOLOGY		33,729,742
MATERIALS - 3.3%
Chemicals - 2.3%
DuPont de Nemours, Inc.	260,600	19,271,370
Metals & Mining - 1.0%
Lundin Mining Corp.	1,117,600	8,458,331
TOTAL MATERIALS		27,729,701
UTILITIES - 8.4%
Electric Utilities - 7.3%
Constellation Energy Corp.	178,533	15,239,577
NextEra Energy, Inc.	91,000	6,791,330
PG&E Corp. (a)	1,617,200	25,713,480
Southern Co.	200,800	13,590,144
		61,334,531
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	329,700	9,037,077
TOTAL UTILITIES		70,371,608
TOTAL COMMON STOCKS (Cost $639,040,476)		791,169,424

Nonconvertible Preferred Stocks - 3.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 3.0%
Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (Cost $24,360,771)	555,470	24,895,795

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $19,091,003)	19,087,186	19,091,003

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $682,492,250)	835,156,222
NET OTHER ASSETS (LIABILITIES) - 0.0%	90,058
NET ASSETS - 100.0%	835,246,280

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	27,866,227	128,474,003	137,249,227	640,706	-	-	19,091,003	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	61,719,668	61,719,668	4,585	-	-	-	0.0%
Total	27,866,227	190,193,671	198,968,895	645,291	-	-	19,091,003

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	95,202,855	95,202,855	-	-
Consumer Discretionary	39,614,022	39,614,022	-	-
Consumer Staples	38,159,944	25,418,488	12,741,456	-
Energy	95,180,129	95,180,129	-	-
Financials	164,484,451	164,484,451	-	-
Health Care	158,220,164	148,989,285	9,230,879	-
Industrials	68,476,808	55,871,042	12,605,766	-
Information Technology	58,625,537	33,729,742	24,895,795	-
Materials	27,729,701	27,729,701	-	-
Utilities	70,371,608	70,371,608	-	-

Money Market Funds	19,091,003	19,091,003	-	-
Total Investments in Securities:	835,156,222	775,682,326	59,473,896	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $663,401,247)	$816,065,219
Fidelity Central Funds (cost $19,091,003)	19,091,003

Total Investment in Securities (cost $682,492,250)		$835,156,222
Receivable for fund shares sold		512,383
Dividends receivable		668,704
Distributions receivable from Fidelity Central Funds		137,223
Prepaid expenses		690
Other receivables		5
Total assets		836,475,227
Liabilities
Payable for fund shares redeemed	$669,435
Accrued management fee	392,653
Transfer agent fee payable	111,291
Other affiliated payables	21,209
Other payables and accrued expenses	34,359
Total Liabilities		1,228,947
Net Assets		$835,246,280
Net Assets consist of:
Paid in capital		$690,275,894
Total accumulated earnings (loss)		144,970,386
Net Assets		$835,246,280
Net Asset Value , offering price and redemption price per share ($835,246,280 ÷ 33,771,724 shares)		$24.73

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$6,321,617
Income from Fidelity Central Funds (including $4,585 from security lending)		645,291
Total Income		6,966,908
Expenses
Management fee
Basic fee	$2,009,612
Performance adjustment	93,540
Transfer agent fees	632,675
Accounting fees	119,964
Custodian fees and expenses	17,602
Independent trustees' fees and expenses	1,302
Registration fees	37,577
Audit	31,186
Legal	1,679
Miscellaneous	2,125
Total expenses before reductions	2,947,262
Expense reductions	(14,590)
Total expenses after reductions		2,932,672
Net Investment income (loss)		4,034,236
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(7,740,418)
Foreign currency transactions	24,910
Total net realized gain (loss)		(7,715,508)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	52,288,006
Assets and liabilities in foreign currencies	13,538
Total change in net unrealized appreciation (depreciation)		52,301,544
Net gain (loss)		44,586,036
Net increase (decrease) in net assets resulting from operations		$48,620,272
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,034,236	$8,269,156
Net realized gain (loss)	(7,715,508)	43,550,463
Change in net unrealized appreciation (depreciation)	52,301,544	(27,921,066)
Net increase (decrease) in net assets resulting from operations	48,620,272	23,898,553
Distributions to shareholders	(19,890,909)	(7,053,848)
Share transactions
Proceeds from sales of shares	261,824,061	365,164,911
Reinvestment of distributions	12,947,154	5,127,250
Cost of shares redeemed	(209,239,504)	(171,960,863)
Net increase (decrease) in net assets resulting from share transactions	65,531,711	198,331,298
Total increase (decrease) in net assets	94,261,074	215,176,003

Net Assets
Beginning of period	740,985,206	525,809,203
End of period	$835,246,280	$740,985,206

Other Information
Shares
Sold	11,338,286	15,508,949
Issued in reinvestment of distributions	548,797	216,360
Redeemed	(9,266,440)	(7,331,297)
Net increase (decrease)	2,620,643	8,394,012

Financial Highlights
Fidelity® Blue Chip Value Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.79	$23.11	$17.02	$19.71	$19.90	$18.85
Income from Investment Operations
Net investment income (loss) A,B	.13	.33	.27	.31	.32	.26
Net realized and unrealized gain (loss)	1.43	.66	6.03	(2.63)	(.14) C	1.01
Total from investment operations	1.56	.99	6.30	(2.32)	.18	1.27
Distributions from net investment income	(.26)	(.31)	(.21)	(.31)	(.29)	(.21)
Distributions from net realized gain	(.37)	-	-	(.06)	(.09)	- D
Total distributions	(.62) E	(.31)	(.21)	(.37)	(.37) E	(.22) E
Net asset value, end of period	$24.73	$23.79	$23.11	$17.02	$19.71	$19.90
Total Return F,G	6.71%	4.28%	37.36%	(12.03)%	.99% C	6.79%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.77% J	.63%	.58%	.63%	.65%	.70%
Expenses net of fee waivers, if any	.77% J	.63%	.58%	.63%	.65%	.70%
Expenses net of all reductions	.77% J	.63%	.58%	.61%	.65%	.70%
Net investment income (loss)	1.06% J	1.38%	1.35%	1.71%	1.67%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$835,246	$740,985	$525,809	$375,786	$477,706	$393,503
Portfolio turnover rate K	28% J	41%	52%	119%	44%	45%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .91%.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, capital loss carryforwards and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$163,481,097
Gross unrealized depreciation	(12,094,966)
Net unrealized appreciation (depreciation)	$151,386,131
Tax cost	$683,770,091

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	164,290,248	103,911,411

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .55% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Value Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Value Fund	$1,439

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	12,683,606	2,187,546	(438,921)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Blue Chip Value Fund	$953

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Value Fund	$476	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $44.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $14,546.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Blue Chip Value Fund	.77%
Actual		$ 1,000	$ 1,067.10	$ 4.01
Hypothetical- B		$ 1,000	$ 1,021.32	$ 3.92

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.789715.120
BCV-SANN-0423
Fidelity® Small Cap Growth Fund

Semi-Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Crocs, Inc.	1.5
Performance Food Group Co.	1.3
Applied Industrial Technologies, Inc.	1.2
Fanatics, Inc. Class A	1.2
Haemonetics Corp.	1.1
Sprout Social, Inc.	1.1
Avid Technology, Inc.	1.0
U.S. Foods Holding Corp.	1.0
Cabot Corp.	1.0
Insulet Corp.	1.0
11.4

Market Sectors (% of Fund's net assets)

Health Care	22.3
Industrials	21.1
Information Technology	20.3
Consumer Discretionary	13.7
Energy	5.7
Consumer Staples	4.7
Materials	4.4
Financials	3.5
Communication Services	3.1
Utilities	0.6
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 9.2%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.3%
IDT Corp. Class B (a)	327,514	9,625,636
Iridium Communications, Inc.	61,511	3,680,818
		13,306,454
Entertainment - 0.3%
World Wrestling Entertainment, Inc. Class A (b)	195,346	16,530,179
Interactive Media & Services - 0.9%
Bumble, Inc. (a)	612,161	15,763,146
Cars.com, Inc. (a)	1,738,355	29,725,871
		45,489,017
Media - 0.9%
Integral Ad Science Holding Corp. (a)	996,943	10,248,574
TechTarget, Inc. (a)(b)	769,013	38,089,214
		48,337,788
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	1,665,635	27,932,699
TOTAL COMMUNICATION SERVICES		151,596,137
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.9%
Autoliv, Inc.	265,096	24,420,644
Gentherm, Inc. (a)	295,665	22,006,346
		46,426,990
Diversified Consumer Services - 1.8%
Duolingo, Inc. (a)(b)	182,377	17,415,180
Grand Canyon Education, Inc. (a)	341,713	39,830,067
H&R Block, Inc.	600,534	23,408,815
Rover Group, Inc. Class A (a)(b)(c)	3,665,901	14,993,535
		95,647,597
Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc. (a)	913,771	36,057,404
Churchill Downs, Inc.	88,576	21,975,706
Dutch Bros, Inc. (a)(b)	444,270	16,931,130
Everi Holdings, Inc. (a)	844,290	14,665,317
Kura Sushi U.S.A., Inc. Class A (a)(b)	203,782	12,663,013
Lindblad Expeditions Holdings (a)(c)	3,772,274	44,890,061
SeaWorld Entertainment, Inc. (a)	674,501	42,082,117
		189,264,748
Household Durables - 1.2%
Helen of Troy Ltd. (a)	262,977	29,745,328
LGI Homes, Inc. (a)	201,511	22,942,027
Lovesac (a)(b)	555,238	14,291,826
		66,979,181
Internet & Direct Marketing Retail - 0.1%
BARK, Inc. warrants 8/29/25 (a)	571,317	128,946
thredUP, Inc. (a)(b)	2,621,385	4,534,996
		4,663,942
Leisure Products - 0.6%
YETI Holdings, Inc. (a)(b)	756,385	33,855,793
Specialty Retail - 3.6%
Aritzia, Inc. (a)	575,626	20,761,559
Boot Barn Holdings, Inc. (a)	139,800	11,671,902
Dick's Sporting Goods, Inc. (b)	333,017	43,545,303
Fanatics, Inc. Class A (a)(d)(e)	726,062	59,950,939
Floor & Decor Holdings, Inc. Class A (a)(b)	400,907	36,390,328
Lithia Motors, Inc. Class A (sub. vtg.) (b)	62,828	16,536,330
		188,856,361
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)(b)	632,679	77,041,307
Kontoor Brands, Inc. (b)	505,605	24,147,695
		101,189,002
TOTAL CONSUMER DISCRETIONARY		726,883,614
CONSUMER STAPLES - 4.7%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	78,458	30,489,563
Food & Staples Retailing - 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	213,771	15,491,984
Casey's General Stores, Inc. (b)	86,646	20,440,658
Performance Food Group Co. (a)	1,180,361	72,379,737
Sprouts Farmers Market LLC (a)	986,785	31,527,781
U.S. Foods Holding Corp. (a)	1,401,689	53,446,402
		193,286,562
Food Products - 0.2%
Freshpet, Inc. (a)(b)	93,610	5,928,321
Nomad Foods Ltd. (a)	66,026	1,174,603
The Real Good Food Co. LLC:
Class B (e)	248,958	2
Class B unit (f)	248,958	1,384,206
		8,487,132
Personal Products - 0.3%
BellRing Brands, Inc. (a)	134,057	3,801,857
The Beauty Health Co. (a)(b)	982,156	11,196,578
		14,998,435
TOTAL CONSUMER STAPLES		247,261,692
ENERGY - 5.7%
Energy Equipment & Services - 2.0%
Championx Corp.	529,643	17,488,812
Liberty Oilfield Services, Inc. Class A	1,510,800	23,915,964
Nextier Oilfield Solutions, Inc. (a)	2,375,000	22,372,500
TechnipFMC PLC (a)	3,054,974	42,433,589
		106,210,865
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	928,128	26,767,212
Civitas Resources, Inc.	221,058	14,711,410
Denbury, Inc. (a)	540,592	46,912,574
Enviva, Inc. (b)	178,618	8,123,547
Genesis Energy LP	2,540,190	28,678,745
HF Sinclair Corp.	25,815	1,468,874
Northern Oil & Gas, Inc.	1,081,199	36,241,790
PDC Energy, Inc.	149,552	10,129,157
Range Resources Corp.	891,331	22,301,102
		195,334,411
TOTAL ENERGY		301,545,276
FINANCIALS - 3.5%
Banks - 1.0%
First Interstate Bancsystem, Inc.	271,505	9,741,599
Glacier Bancorp, Inc.	237,277	10,817,458
PacWest Bancorp	375,924	10,398,058
Pinnacle Financial Partners, Inc.	164,127	12,921,719
Starling Bank Ltd. Series D (a)(d)(e)	1,942,800	8,095,712
		51,974,546
Capital Markets - 1.1%
Impax Asset Management Group PLC	4,681	44,783
Lazard Ltd. Class A	375,208	15,038,337
Perella Weinberg Partners (a)(d)	2,039,500	20,904,875
StepStone Group, Inc. Class A	732,197	21,372,830
		57,360,825
Consumer Finance - 0.3%
OneMain Holdings, Inc.	334,400	14,426,016
Insurance - 0.8%
Assurant, Inc.	58,568	7,765,531
BRP Group, Inc. (a)	1,122,218	32,151,546
		39,917,077
Thrifts & Mortgage Finance - 0.3%
Walker & Dunlop, Inc.	194,600	18,560,948
TOTAL FINANCIALS		182,239,412
HEALTH CARE - 21.8%
Biotechnology - 7.3%
Absci Corp. (a)(b)	819,062	2,571,855
ALX Oncology Holdings, Inc. (a)(b)	788,867	7,336,463
Arcellx, Inc.	316,990	10,590,636
Argenx SE ADR (a)	52,346	20,009,259
Ascendis Pharma A/S sponsored ADR (a)	224,190	27,817,495
Blueprint Medicines Corp. (a)	467,885	21,868,945
Celldex Therapeutics, Inc. (a)	537,619	23,687,493
Cyteir Therapeutics, Inc. (a)	632,443	967,638
Cytokinetics, Inc. (a)	789,237	33,526,788
Day One Biopharmaceuticals, Inc. (a)	695,347	15,137,704
Exelixis, Inc. (a)	694,825	12,242,817
Halozyme Therapeutics, Inc. (a)	394,563	20,426,527
Immunocore Holdings PLC ADR (a)	316,681	19,403,045
Instil Bio, Inc. (a)	765,800	623,285
Janux Therapeutics, Inc. (a)	423,829	9,413,242
Keros Therapeutics, Inc. (a)	263,576	15,437,646
Monte Rosa Therapeutics, Inc. (a)(b)	632,927	4,683,660
Morphic Holding, Inc. (a)	363,830	11,908,156
Nuvalent, Inc. Class A (a)	555,728	16,810,772
PepGen, Inc.	174,705	2,728,892
Prelude Therapeutics, Inc. (a)	683,633	4,361,579
PTC Therapeutics, Inc. (a)	457,130	20,977,696
Relay Therapeutics, Inc. (a)(b)	447,517	9,603,715
Tango Therapeutics, Inc. (a)	1,408,642	9,297,037
Tenaya Therapeutics, Inc. (a)	801,045	2,739,574
Tyra Biosciences, Inc. (a)	690,224	7,330,179
Vaxcyte, Inc. (a)	513,759	23,298,971
Vericel Corp. (a)(b)	293,174	8,053,490
Verve Therapeutics, Inc. (a)(b)	541,601	12,321,423
Xenon Pharmaceuticals, Inc. (a)	343,318	13,420,301
		388,596,283
Health Care Equipment & Supplies - 5.3%
Envista Holdings Corp. (a)	380,718	14,844,195
Figs, Inc. Class A (a)(b)	1,990,781	17,817,490
Globus Medical, Inc. (a)(b)	217,189	16,397,770
Haemonetics Corp. (a)	695,578	58,845,899
Inspire Medical Systems, Inc. (a)	153,704	38,896,334
Insulet Corp. (a)	181,487	52,144,845
Neogen Corp. (a)	545,800	11,685,578
NeuroPace, Inc. (a)(b)	1,147,035	5,356,653
Nevro Corp. (a)	261,122	9,588,400
PROCEPT BioRobotics Corp. (a)	474,600	18,457,194
TransMedics Group, Inc. (a)	566,243	35,684,634
		279,718,992
Health Care Providers & Services - 4.8%
1Life Healthcare, Inc. (a)	642,572	10,274,726
Acadia Healthcare Co., Inc. (a)	537,236	45,138,569
AdaptHealth Corp. (a)	455,501	9,761,386
agilon health, Inc. (a)(b)	1,709,614	37,201,201
Molina Healthcare, Inc. (a)	159,008	49,583,465
Option Care Health, Inc. (a)	1,114,875	32,186,441
Owens & Minor, Inc.	533,639	10,534,034
R1 Rcm, Inc. (a)	1,955,473	27,982,819
Surgery Partners, Inc. (a)	903,876	30,008,683
		252,671,324
Health Care Technology - 1.6%
Doximity, Inc. (a)(b)	232,546	8,201,897
Evolent Health, Inc. (a)	1,056,903	34,053,415
Phreesia, Inc. (a)	985,618	36,950,819
Schrodinger, Inc. (a)	218,778	5,290,052
		84,496,183
Life Sciences Tools & Services - 0.6%
Olink Holding AB ADR (a)(b)	812,794	15,914,507
Sotera Health Co. (a)	300,300	5,177,172
Veterinary Emergency Group LLC Class A (a)(d)(e)(g)	190,561	10,825,770
		31,917,449
Pharmaceuticals - 2.2%
Arvinas Holding Co. LLC (a)	408,138	13,374,682
Axsome Therapeutics, Inc. (a)(b)	198,827	14,912,025
DICE Therapeutics, Inc. (a)(b)	396,533	12,597,853
Edgewise Therapeutics, Inc. (a)	1,376,795	14,084,613
Enliven Therapeutics, Inc. (c)(h)	2,068,309	8,600,029
Ikena Oncology, Inc. (a)	687,964	2,930,727
Intra-Cellular Therapies, Inc. (a)	481,204	23,059,296
Pharvaris BV (a)(b)	688,282	6,194,538
Terns Pharmaceuticals, Inc. (a)	2,397,767	21,747,747
		117,501,510
TOTAL HEALTH CARE		1,154,901,741
INDUSTRIALS - 20.6%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	394,078	23,983,587
Curtiss-Wright Corp.	210,352	34,876,362
Dassault Aviation SA	76,352	13,007,052
V2X, Inc. (a)	406,465	17,949,494
		89,816,495
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	510,830	14,461,597
Hub Group, Inc. Class A (a)	137,904	11,759,074
		26,220,671
Building Products - 1.8%
Builders FirstSource, Inc. (a)	324,313	25,847,746
Carlisle Companies, Inc.	53,411	13,398,683
The AZEK Co., Inc. (a)(b)	829,154	20,007,486
UFP Industries, Inc.	403,823	37,777,642
		97,031,557
Commercial Services & Supplies - 0.9%
ACV Auctions, Inc. Class A (a)	795,776	7,798,605
Driven Brands Holdings, Inc. (a)	874,711	25,532,814
Montrose Environmental Group, Inc. (a)	238,900	12,938,824
		46,270,243
Construction & Engineering - 2.0%
Bowman Consulting Group Ltd. (a)	120,049	3,060,049
EMCOR Group, Inc.	164,877	24,443,015
Valmont Industries, Inc. (b)	94,159	31,047,047
Willscot Mobile Mini Holdings (a)	984,745	47,720,743
		106,270,854
Electrical Equipment - 3.7%
Acuity Brands, Inc.	97,498	18,380,323
Array Technologies, Inc. (a)(b)	1,512,054	33,612,960
Atkore, Inc. (a)	309,898	40,364,215
nVent Electric PLC	660,278	26,246,051
Regal Rexnord Corp.	344,011	47,886,331
Sensata Technologies, Inc. PLC	261,700	13,307,445
Sunrun, Inc. (a)(b)	561,512	14,756,535
		194,553,860
Machinery - 3.7%
Chart Industries, Inc. (a)(b)	149,595	20,042,738
Crane Holdings Co.	324,669	37,632,384
EnPro Industries, Inc.	141,039	17,075,592
Federal Signal Corp.	767,782	40,884,392
ITT, Inc.	225,160	20,622,404
Mueller Industries, Inc.	367,752	24,106,144
Terex Corp.	689,770	35,157,577
		195,521,231
Marine - 0.4%
Kirby Corp. (a)	305,325	21,610,904
Professional Services - 3.7%
ASGN, Inc. (a)	338,685	30,803,401
CACI International, Inc. Class A (a)	136,843	42,159,960
FTI Consulting, Inc. (a)	152,985	24,404,167
ICF International, Inc.	152,567	15,590,822
Insperity, Inc.	234,651	25,940,668
KBR, Inc.	839,673	43,016,448
NV5 Global, Inc. (a)	103,571	13,804,979
		195,720,445
Road & Rail - 0.5%
U-Haul Holding Co. (b)	180,766	12,116,745
U-Haul Holding Co. (non-vtg.)	208,734	12,897,674
		25,014,419
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	441,519	63,229,936
Custom Truck One Source, Inc. Class A (a)(b)	1,656,727	11,729,627
Hudson Technologies, Inc. (a)	636,765	6,501,371
WESCO International, Inc. (a)	80,267	11,960,586
		93,421,520
TOTAL INDUSTRIALS		1,091,452,199
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 0.8%
Harmonic, Inc. (a)	974,500	12,834,165
Lumentum Holdings, Inc. (a)(b)	248,499	14,954,670
NetScout Systems, Inc. (a)	358,281	11,500,820
		39,289,655
Electronic Equipment & Components - 3.2%
Fabrinet (a)	366,597	48,266,161
Flex Ltd. (a)	871,000	20,337,850
Insight Enterprises, Inc. (a)	338,487	38,154,255
Napco Security Technologies, Inc. (a)	561,720	16,273,028
Richardson Electronics Ltd. (b)	412,533	9,220,113
TD SYNNEX Corp.	241,532	24,672,494
Vontier Corp.	630,220	14,513,967
		171,437,868
IT Services - 3.2%
Concentrix Corp.	319,981	45,376,506
ExlService Holdings, Inc. (a)	292,934	49,974,540
Flywire Corp. (a)	204,186	5,506,896
Genpact Ltd.	483,117	22,841,772
Maximus, Inc.	389,489	29,153,252
Wix.com Ltd. (a)(b)	196,939	17,129,754
		169,982,720
Semiconductors & Semiconductor Equipment - 4.2%
AEHR Test Systems (a)(b)	595,605	20,822,351
Allegro MicroSystems LLC (a)	746,562	28,496,272
Axcelis Technologies, Inc. (a)	251,842	27,690,028
Cirrus Logic, Inc. (a)	269,925	24,398,521
eMemory Technology, Inc.	278,000	15,229,111
Impinj, Inc. (a)	124,926	16,212,896
Lattice Semiconductor Corp. (a)	430,267	32,609,936
MACOM Technology Solutions Holdings, Inc. (a)	503,718	33,759,180
Nova Ltd. (a)	230,214	20,880,410
		220,098,705
Software - 7.2%
Agilysys, Inc. (a)	126,800	10,595,408
Algolia, Inc. (a)(d)(e)	234,640	3,676,809
Alkami Technology, Inc. (a)(b)	878,284	14,377,509
Braze, Inc. (a)(b)	192,305	6,153,760
CCC Intelligent Solutions Holdings, Inc. (a)(d)	48,511	448,484
Confluent, Inc. (a)(b)	285,534	6,595,835
Coupa Software, Inc. (a)(b)	587,373	46,942,850
Cvent Holding Corp. (a)(b)	2,923,144	23,589,772
CyberArk Software Ltd. (a)(b)	160,685	22,637,303
DoubleVerify Holdings, Inc. (a)	1,213,622	32,998,382
Dynatrace, Inc. (a)	782,021	30,053,067
Elastic NV (a)	274,460	16,149,226
Five9, Inc. (a)	141,198	11,123,578
Sprout Social, Inc. (a)	909,277	58,166,450
TECSYS, Inc. (b)	696,032	14,846,032
Tenable Holdings, Inc. (a)	998,859	40,184,098
WalkMe Ltd. (a)(b)	848,406	8,645,257
Workiva, Inc. (a)	397,701	34,413,068
		381,596,888
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	1,765,239	53,504,394
TOTAL INFORMATION TECHNOLOGY		1,035,910,230
MATERIALS - 4.4%
Chemicals - 3.1%
Avient Corp.	410,500	16,633,460
Axalta Coating Systems Ltd. (a)	363,300	10,935,330
Cabot Corp.	709,464	53,443,923
Element Solutions, Inc.	728,450	14,918,656
Olin Corp.	178,537	11,531,705
The Chemours Co. LLC	707,716	25,753,785
Valvoline, Inc.	867,710	31,810,249
		165,027,108
Construction Materials - 0.3%
Eagle Materials, Inc.	94,628	13,823,258
Containers & Packaging - 0.8%
Ardagh Metal Packaging SA (a)(d)	1,634,000	9,183,080
O-I Glass, Inc. (a)	1,757,098	33,824,137
		43,007,217
Metals & Mining - 0.2%
Lynas Rare Earths Ltd. (a)	1,677,428	11,228,928
TOTAL MATERIALS		233,086,511
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Compass, Inc. (a)	13	52
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	224,240	16,436,792
Sunnova Energy International, Inc. (a)(b)	717,006	13,967,277
		30,404,069
TOTAL COMMON STOCKS (Cost $4,567,679,649)		5,155,280,933

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Reddit, Inc. Series F (a)(d)(e)	253,500	9,518,925
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Bright Peak Therapeutics AG Series B (a)(d)(e)	1,079,522	3,173,795
Caris Life Sciences, Inc. Series D (a)(d)(e)	780,603	4,371,377
LifeMine Therapeutics, Inc. Series C (d)(e)	2,048,403	3,769,062
Sonoma Biotherapeutics, Inc.:
Series B (a)(d)(e)	2,370,360	3,958,501
Series B1 (a)(d)(e)	1,264,171	2,566,267
T-Knife Therapeutics, Inc. Series B (a)(d)(e)	1,097,257	4,202,494
Treeline Biosciences Series A (a)(d)(e)	115,000	967,150
		23,008,646
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series B (a)(d)(e)	3,017,761	2,746,163
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(d)(e)	326,496	1,704,309
TOTAL HEALTH CARE		27,459,118
INDUSTRIALS - 0.5%
Construction & Engineering - 0.5%
Beta Technologies, Inc.:
Series A (a)(d)(e)	278,129	21,171,179
Series B, 6.00% (d)(e)	85,106	6,675,715
		27,846,894
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Astranis Space Technologies Corp. Series C (a)(d)(e)	557,717	7,138,778
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(d)(e)	869,641	9,409,516
Series F (a)(d)(e)	127,716	1,381,887
		10,791,403
Software - 0.3%
Algolia, Inc. Series D (a)(d)(e)	53,800	843,046
Convoy, Inc. Series D (a)(d)(e)	913,444	6,558,528
Mountain Digital, Inc. Series D (a)(d)(e)	729,676	8,216,152
Skyryse, Inc. Series B (a)(d)(e)	62,100	1,255,662
		16,873,388
TOTAL INFORMATION TECHNOLOGY		34,803,569
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $140,835,839)		99,628,506

Investment Companies - 0.0%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (Cost $238,480)	1,100	259,556

Money Market Funds - 6.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (i)	50,529,093	50,539,199
Fidelity Securities Lending Cash Central Fund 4.38% (i)(j)	314,546,821	314,578,276
TOTAL MONEY MARKET FUNDS (Cost $365,117,475)		365,117,475

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $5,073,871,443)	5,620,286,470
NET OTHER ASSETS (LIABILITIES) - (6.3)%	(332,230,160)
NET ASSETS - 100.0%	5,288,056,310

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,714,175 or 4.0% of net assets.

(e)	Level 3 security
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,384,206 or 0.0% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	6,862,059

Algolia, Inc. Series D	7/23/21	1,573,384

Ardagh Metal Packaging SA	2/22/21	16,340,000

Astranis Space Technologies Corp. Series C	3/19/21	12,225,675

Beta Technologies, Inc. Series A	4/09/21	20,378,512

Beta Technologies, Inc. Series B, 6.00%	4/04/22	8,780,386

Boundless Bio, Inc. Series B	4/23/21	4,073,977

Bright Peak Therapeutics AG Series B	5/14/21	4,216,613

Caris Life Sciences, Inc. Series D	5/11/21	6,322,884

CCC Intelligent Solutions Holdings, Inc.	2/02/21	485,110

Convoy, Inc. Series D	10/30/19	12,368,032

Fanatics, Inc. Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics, Inc. Series C	2/15/22	4,171,757

Mountain Digital, Inc. Series D	11/05/21	16,757,228

Perella Weinberg Partners	12/29/20	20,395,000

Reddit, Inc. Series F	8/11/21	15,664,880

Skyryse, Inc. Series B	10/21/21	1,532,626

Sonoma Biotherapeutics, Inc. Series B	7/26/21	4,684,542

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	3,747,635

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	3,728,430

T-Knife Therapeutics, Inc. Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	9,331,366

Wugen, Inc. Series B	7/09/21	2,531,944

Yanka Industries, Inc. Series E	5/15/20	10,504,568

Yanka Industries, Inc. Series F	4/08/21	4,071,177

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	52,799,304	647,812,428	650,072,533	782,684	-	-	50,539,199	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	400,159,025	594,445,368	680,026,117	1,843,393	-	-	314,578,276	1.0%
Total	452,958,329	1,242,257,796	1,330,098,650	2,626,077	-	-	365,117,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Avid Technology, Inc.	65,716,436	3,491,053	18,829,832	-	(5,048,754)	8,175,491	-
BARK, Inc.	3,021,230	-	5,925,292	-	(27,712,366)	18,664,428	-
BARK, Inc.	1,709,136	-	-	-	-	10,242,864	-
BARK, Inc. warrants 8/29/25	92,317	-	1,557	-	(13,697)	51,883	-
Enliven Therapeutics, Inc.	-	7,944,334	-	-	-	655,695	8,600,029
Lindblad Expeditions Holdings	25,014,078	9,158,370	3,046,545	-	(2,301,502)	16,065,660	44,890,061
Rover Group, Inc. Class A	10,653,724	6,035,100	172,319	-	5,520	(1,528,490)	14,993,535
Total	106,206,921	26,628,857	27,975,545	-	(35,070,799)	52,327,531	68,483,625

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	161,115,062	151,596,137	-	9,518,925
Consumer Discretionary	726,883,614	666,932,675	-	59,950,939
Consumer Staples	247,261,692	247,261,690	-	2
Energy	301,545,276	301,545,276	-	-
Financials	182,239,412	174,143,700	-	8,095,712
Health Care	1,182,360,859	1,135,475,942	8,600,029	38,284,888
Industrials	1,119,299,093	1,091,452,199	-	27,846,894
Information Technology	1,070,713,799	1,017,004,310	15,229,111	38,480,378
Materials	233,086,511	221,857,583	11,228,928	-
Real Estate	52	52	-	-
Utilities	30,404,069	30,404,069	-	-

Investment Companies	259,556	259,556	-	-

Money Market Funds	365,117,475	365,117,475	-	-
Total Investments in Securities:	5,620,286,470	5,403,050,664	35,058,068	182,177,738

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Consumer Discretionary
Beginning Balance	$52,216,769
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	7,734,170
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$59,950,939
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$7,734,170
Other Investments in Securities
Beginning Balance	$147,460,140
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(25,237,471)
Cost of Purchases	4,130
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$122,226,799
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(25,237,471)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $317,937,416) - See accompanying schedule:
Unaffiliated issuers (cost $4,642,636,221)	$5,186,685,371
Fidelity Central Funds (cost $365,117,474)	365,117,474
Other affiliated issuers (cost $66,117,748)	68,483,625

Total Investment in Securities (cost $5,073,871,443)		$5,620,286,470
Receivable for investments sold		31,289,905
Receivable for fund shares sold		2,599,949
Dividends receivable		701,013
Distributions receivable from Fidelity Central Funds		405,249
Prepaid expenses		4,824
Total assets		5,655,287,410
Liabilities
Payable to custodian bank	$621
Payable for investments purchased
Regular delivery	36,940,133
Delayed delivery	7,944,334
Payable for fund shares redeemed	3,418,834
Accrued management fee	3,548,628
Distribution and service plan fees payable	129,237
Other affiliated payables	650,955
Other payables and accrued expenses	31,031
Collateral on securities loaned	314,567,327
Total Liabilities		367,231,100
Net Assets		$5,288,056,310
Net Assets consist of:
Paid in capital		$5,156,719,115
Total accumulated earnings (loss)		131,337,195
Net Assets		$5,288,056,310

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($281,740,267 ÷ 11,701,905 shares) (a)		$24.08
Maximum offering price per share (100/94.25 of $24.08)		$25.55
Class M :
Net Asset Value and redemption price per share ($72,028,902 ÷ 3,171,874 shares) (a)		$22.71
Maximum offering price per share (100/96.50 of $22.71)		$23.53
Class C :
Net Asset Value and offering price per share ($55,509,587 ÷ 2,830,306 shares) (a)		$19.61
Small Cap Growth :
Net Asset Value , offering price and redemption price per share ($2,739,835,066 ÷ 105,878,814 shares)		$25.88
Class I :
Net Asset Value , offering price and redemption price per share ($603,078,821 ÷ 23,230,283 shares)		$25.96
Class Z :
Net Asset Value , offering price and redemption price per share ($1,535,863,667 ÷ 58,768,634 shares)		$26.13
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$12,912,061
Income from Fidelity Central Funds (including $1,843,393 from security lending)		2,626,077
Total Income		15,538,138
Expenses
Management fee
Basic fee	$17,031,857
Performance adjustment	4,644,264
Transfer agent fees	3,479,345
Distribution and service plan fees	790,506
Accounting fees	479,849
Custodian fees and expenses	18,734
Independent trustees' fees and expenses	8,790
Registration fees	113,687
Audit	47,240
Legal	7,823
Interest	16,876
Miscellaneous	16,168
Total expenses before reductions	26,655,139
Expense reductions	(96,814)
Total expenses after reductions		26,558,325
Net Investment income (loss)		(11,020,187)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(110,388,484)
Redemptions in-kind	13,951,066
Affiliated issuers	(35,070,799)
Foreign currency transactions	(206,583)
Total net realized gain (loss)		(131,714,800)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	302,873,037
Affiliated issuers	52,327,531
Assets and liabilities in foreign currencies	2,703
Total change in net unrealized appreciation (depreciation)		355,203,271
Net gain (loss)		223,488,471
Net increase (decrease) in net assets resulting from operations		$212,468,284
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(11,020,187)	$(20,508,198)
Net realized gain (loss)	(131,714,800)	(11,495,189)
Change in net unrealized appreciation (depreciation)	355,203,271	(1,319,578,419)
Net increase (decrease) in net assets resulting from operations	212,468,284	(1,351,581,806)
Distributions to shareholders	-	(1,068,881,678)
Share transactions - net increase (decrease)	(161,002,369)	1,399,956,604
Total increase (decrease) in net assets	51,465,915	(1,020,506,880)

Net Assets
Beginning of period	5,236,590,395	6,257,097,275
End of period	$5,288,056,310	$5,236,590,395

Financial Highlights
Fidelity Advisor® Small Cap Growth Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$23.12	$34.89	$26.64	$26.03	$27.45	$22.99
Income from Investment Operations
Net investment income (loss) A,B	(.08)	(.17)	(.26) C	(.20)	(.21)	(.18)
Net realized and unrealized gain (loss)	1.04	(5.58)	11.27	2.26	1.79	6.32
Total from investment operations	.96	(5.75)	11.01	2.06	1.58	6.14
Distributions from net realized gain	-	(6.02)	(2.76)	(1.45)	(3.00)	(1.68)
Total distributions	-	(6.02)	(2.76)	(1.45)	(3.00)	(1.68)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$24.08	$23.12	$34.89	$26.64	$26.03	$27.45
Total Return E,F,G	4.15%	(20.62)%	44.21%	8.39%	5.88%	28.47%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.33% J	1.29%	1.29%	1.37%	1.33%	1.31%
Expenses net of fee waivers, if any	1.33% J	1.29%	1.29%	1.37%	1.33%	1.31%
Expenses net of all reductions	1.33% J	1.29%	1.28%	1.36%	1.32%	1.30%
Net investment income (loss)	(.71)% J	(.61)%	(.82)% C	(.80)%	(.85)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$281,740	$287,905	$387,793	$268,448	$285,554	$315,894
Portfolio turnover rate K	60% J,L	79% L	107%	126% L	91% L	106% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$21.83	$33.27	$25.56	$25.09	$26.59	$22.35
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.22)	(.33) C	(.25)	(.26)	(.24)
Net realized and unrealized gain (loss)	.98	(5.28)	10.77	2.17	1.72	6.13
Total from investment operations	.88	(5.50)	10.44	1.92	1.46	5.89
Distributions from net realized gain	-	(5.94)	(2.73)	(1.45)	(2.96)	(1.65)
Total distributions	-	(5.94)	(2.73)	(1.45)	(2.96)	(1.65)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$22.71	$21.83	$33.27	$25.56	$25.09	$26.59
Total Return E,F,G	4.03%	(20.85)%	43.82%	8.14%	5.60%	28.15%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.58% J	1.54%	1.55%	1.63%	1.60%	1.58%
Expenses net of fee waivers, if any	1.58% J	1.54%	1.55%	1.63%	1.60%	1.58%
Expenses net of all reductions	1.58% J	1.54%	1.53%	1.62%	1.59%	1.57%
Net investment income (loss)	(.96)% J	(.86)%	(1.08)% C	(1.06)%	(1.12)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$72,029	$70,182	$98,005	$70,605	$75,030	$82,567
Portfolio turnover rate K	60% J,L	79% L	107%	126% L	91% L	106% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.90	$29.58	$23.07	$22.89	$24.56	$20.83
Income from Investment Operations
Net investment income (loss) A,B	(.14)	(.31)	(.43) C	(.34)	(.35)	(.34)
Net realized and unrealized gain (loss)	.85	(4.54)	9.62	1.97	1.58	5.69
Total from investment operations	.71	(4.85)	9.19	1.63	1.23	5.35
Distributions from net realized gain	-	(5.83)	(2.68)	(1.45)	(2.90)	(1.62)
Total distributions	-	(5.83)	(2.68)	(1.45)	(2.90)	(1.62)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$19.61	$18.90	$29.58	$23.07	$22.89	$24.56
Total Return E,F,G	3.76%	(21.24)%	43.07%	7.62%	5.06%	27.51%
Ratios to Average Net Assets B,H,I
Expenses before reductions	2.09% J	2.05%	2.06%	2.13%	2.09%	2.07%
Expenses net of fee waivers, if any	2.09% J	2.05%	2.06%	2.13%	2.09%	2.07%
Expenses net of all reductions	2.09% J	2.05%	2.05%	2.12%	2.08%	2.06%
Net investment income (loss)	(1.47)% J	(1.37)%	(1.59)% C	(1.56)%	(1.61)%	(1.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$55,510	$59,768	$88,239	$77,850	$96,449	$139,375
Portfolio turnover rate K	60% J,L	79% L	107%	126% L	91% L	106% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the contingent deferred sales charge.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Growth Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.81	$37.02	$28.07	$27.27	$28.59	$23.84
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.10)	(.18) C	(.13)	(.15)	(.12)
Net realized and unrealized gain (loss)	1.12	(6.00)	11.92	2.38	1.87	6.57
Total from investment operations	1.07	(6.10)	11.74	2.25	1.72	6.45
Distributions from net realized gain	-	(6.11)	(2.79)	(1.45)	(3.04)	(1.70)
Total distributions	-	(6.11)	(2.79)	(1.45)	(3.04)	(1.70)
Redemption fees added to paid in capital B	-	-	-	-	-	- D
Net asset value, end of period	$25.88	$24.81	$37.02	$28.07	$27.27	$28.59
Total Return E,F	4.31%	(20.42)%	44.60%	8.72%	6.17%	28.81%
Ratios to Average Net Assets A,G,H
Expenses before reductions	1.06% I	1.02%	1.00%	1.08%	1.05%	1.02%
Expenses net of fee waivers, if any	1.06% I	1.01%	1.00%	1.08%	1.05%	1.02%
Expenses net of all reductions	1.06% I	1.01%	.99%	1.07%	1.04%	1.01%
Net investment income (loss)	(.44)% I	(.33)%	(.53)% C	(.52)%	(.57)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,739,835	$2,747,002	$4,540,695	$2,839,506	$2,888,038	$3,269,548
Portfolio turnover rate J	60% I,K	79% K	107%	126% K	91% K	106% K

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$24.90	$37.13	$28.15	$27.35	$28.66	$23.90
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.10)	(.19) C	(.14)	(.15)	(.12)
Net realized and unrealized gain (loss)	1.12	(6.03)	11.96	2.39	1.88	6.58
Total from investment operations	1.06	(6.13)	11.77	2.25	1.73	6.46
Distributions from net realized gain	-	(6.10)	(2.79)	(1.45)	(3.04)	(1.70)
Total distributions	-	(6.10)	(2.79)	(1.45)	(3.04)	(1.70)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$25.96	$24.90	$37.13	$28.15	$27.35	$28.66
Total Return E,F	4.26%	(20.42)%	44.57%	8.70%	6.18%	28.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.07% I	1.04%	1.04%	1.11%	1.06%	1.03%
Expenses net of fee waivers, if any	1.07% I	1.03%	1.04%	1.11%	1.06%	1.03%
Expenses net of all reductions	1.07% I	1.03%	1.03%	1.10%	1.06%	1.02%
Net investment income (loss)	(.45)% I	(.35)%	(.57)% C	(.54)%	(.58)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$603,079	$606,422	$775,746	$540,553	$590,311	$678,576
Portfolio turnover rate J	60% I,K	79% K	107%	126% K	91% K	106% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Small Cap Growth Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$25.04	$37.32	$28.26	$27.41	$28.71	$23.91
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.06)	(.15) C	(.10)	(.11)	(.09)
Net realized and unrealized gain (loss)	1.13	(6.06)	12.01	2.40	1.87	6.61
Total from investment operations	1.09	(6.12)	11.86	2.30	1.76	6.52
Distributions from net realized gain	-	(6.16)	(2.80)	(1.45)	(3.06)	(1.72)
Total distributions	-	(6.16)	(2.80)	(1.45)	(3.06)	(1.72)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$26.13	$25.04	$37.32	$28.26	$27.41	$28.71
Total Return E,F	4.35%	(20.33)%	44.75%	8.87%	6.29%	29.02%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.90%	.90%	.97%	.92%	.89%
Expenses net of fee waivers, if any	.93% I	.90%	.90%	.96%	.92%	.89%
Expenses net of all reductions	.93% I	.90%	.89%	.95%	.92%	.88%
Net investment income (loss)	(.31)% I	(.22)%	(.43)% C	(.40)%	(.44)%	(.32)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,535,864	$1,465,312	$366,620	$197,764	$183,552	$132,928
Portfolio turnover rate J	60% I,K	79% K	107%	126% K	91% K	106% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52)%.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1 . Organization.
Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Techniques	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 182,177,738	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 6.5 / 6.3	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 9.4 / 5.3	Increase
			Enterprise value/Net income multiple (EV/NI)	16.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.35 - $8.61 / $3.85	Increase
			Discount rate	10.0% - 33.6% / 26.3%	Decrease
		Black scholes	Discount rate	3.9%	Increase
			Volatility	50.0% - 90.0% / 79.3%	Increase
			Term	3.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships, redemptions in-kind, net operating losses and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,050,722,227
Gross unrealized depreciation	(519,082,378)
Net unrealized appreciation (depreciation)	$531,639,849
Tax cost	$5,088,646,621

The Fund elected to defer to its next fiscal year approximately $241,802,824 of capital losses recognized during the period November 1,2021 to July 31, 2022, and $7,253,749 of ordinary losses recognized during the period January 1, 2022 to July 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth Fund	10,825,770.20

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions . The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	1,503,143,878	1,607,228,984

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Small Cap Growth Fund	2,811,508	13,951,066	71,358,120	Fidelity Small Cap Growth, and Class Z

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Small Cap Growth Fund	1,267,055	6,413,331	32,229,577	Fidelity Small Cap Growth and Class I

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/-.20 % of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Small Cap Growth as compared to its benchmark index, the Russell 2000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .86% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$342,647	$12,993
Class M	.25%	.25%	171,062	-
Class C	.75%	.25%	276,797	28,866
			$790,506	$41,859
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$30,537
Class M	2,834
Class C A	264
$33,635
A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$261,974.19
Class M	67,043.20
Class C	56,206.20
Small Cap Growth	2,258,533.17
Class I	537,782.18
Class Z	297,807.04
	$3,479,345
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Small Cap Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth Fund	$47,065

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth Fund	Borrower	$ 11,244,000	3.60%	$16,876

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	75,068,774	109,842,349	12,302,415
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Small Cap Growth Fund	$6,816
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:
	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth Fund	$185,925	$47,626	$4,052,847
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,288. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$398

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $94,128.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Small Cap Growth Fund
Distributions to shareholders
Class A	$-	$67,979,799
Class M	-	17,907,670
Class C	-	17,539,783
Small Cap Growth	-	638,250,356
Class I	-	130,451,281
Class Z	-	196,752,789
Total	$-	$1,068,881,678
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Small Cap Growth Fund
Class A
Shares sold	904,138	2,718,612	$20,418,551	$74,995,450
Reinvestment of distributions	-	2,151,573	-	67,245,012
Shares redeemed	(1,655,708)	(3,530,802)	(37,459,407)	(96,163,790)
Net increase (decrease)	(751,570)	1,339,383	$(17,040,856)	$46,076,672
Class M
Shares sold	172,159	431,115	$3,675,271	$11,263,605
Reinvestment of distributions	-	597,527	-	17,701,076
Shares redeemed	(214,908)	(760,045)	(4,568,356)	(19,559,813)
Net increase (decrease)	(42,749)	268,597	$(893,085)	$9,404,868
Class C
Shares sold	137,009	571,841	$2,531,726	$13,494,292
Reinvestment of distributions	-	673,112	-	17,397,814
Shares redeemed	(468,414)	(1,065,945)	(8,690,095)	(24,414,238)
Net increase (decrease)	(331,405)	179,008	$(6,158,369)	$6,477,868
Small Cap Growth
Shares sold	7,139,644	20,198,332	$175,058,226	$601,187,332
Reinvestment of distributions	-	18,119,358	-	605,852,496
Shares redeemed	(11,968,636)	(50,251,214)	(290,590,591)	(1,631,982,649)
Net increase (decrease)	(4,828,992)	(11,933,524)	$(115,532,365)	$(424,942,821)
Class I
Shares sold	3,387,761	9,200,827	$82,797,579	$260,264,783
Reinvestment of distributions	-	3,793,722	-	127,231,880
Shares redeemed	(4,516,492)	(9,529,628)	(109,909,772)	(270,197,792)
Net increase (decrease)	(1,128,731)	3,464,921	$(27,112,193)	$117,298,871
Class Z
Shares sold	5,290,876	47,704,858	$130,706,411	$1,587,489,270
Reinvestment of distributions	-	5,572,104	-	186,739,643
Shares redeemed	(5,033,947)	(4,588,101)	(124,971,912)	(128,587,767)
Net increase (decrease)	256,929	48,688,861	$5,734,499	$1,645,641,146
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Small Cap Growth Fund	22%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Small Cap Growth Fund
Class A	1.33%
Actual		$ 1,000	$ 1,041.50	$ 6.84
Hypothetical- B		$ 1,000	$ 1,018.50	$ 6.77
Class M	1.58%
Actual		$ 1,000	$ 1,040.30	$ 8.13
Hypothetical- B		$ 1,000	$ 1,017.24	$ 8.03
Class C	2.09%
Actual		$ 1,000	$ 1,037.60	$ 10.73
Hypothetical- B		$ 1,000	$ 1,014.67	$ 10.61
Fidelity® Small Cap Growth Fund	1.06%
Actual		$ 1,000	$ 1,043.10	$ 5.46
Hypothetical- B		$ 1,000	$ 1,019.86	$ 5.40
Class I	1.07%
Actual		$ 1,000	$ 1,042.60	$ 5.51
Hypothetical- B		$ 1,000	$ 1,019.81	$ 5.45
Class Z	.93%
Actual		$ 1,000	$ 1,043.50	$ 4.79
Hypothetical- B		$ 1,000	$ 1,020.52	$ 4.74

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.803700.118
SCP-SANN-0423
Fidelity® OTC K6 Portfolio

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.6
Microsoft Corp.	11.4
Amazon.com, Inc.	6.1
Alphabet, Inc. Class A	4.9
Alphabet, Inc. Class C	3.0
Meta Platforms, Inc. Class A	2.8
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.3
Marvell Technology, Inc.	2.1
Comcast Corp. Class A	2.0
Regeneron Pharmaceuticals, Inc.	2.0
49.2

Market Sectors (% of Fund's net assets)

Information Technology	43.5
Communication Services	18.1
Consumer Discretionary	15.2
Health Care	9.4
Energy	5.7
Consumer Staples	4.6
Financials	2.4
Industrials	1.2
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 12.4%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.8%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)	88	4
Entertainment - 2.2%
Activision Blizzard, Inc.	50,517	3,868,087
Electronic Arts, Inc.	166	21,361
NetEase, Inc. ADR	1,097	97,205
Netflix, Inc. (a)	88,771	31,412,506
Take-Two Interactive Software, Inc. (a)	1,562	176,865
		35,576,024
Interactive Media & Services - 11.8%
Alphabet, Inc.:
Class A (a)	814,610	80,516,052
Class C (a)	495,647	49,500,266
Epic Games, Inc. (a)(b)(c)	5,200	4,398,524
Match Group, Inc. (a)	19,157	1,036,777
Meta Platforms, Inc. Class A (a)	304,679	45,388,031
Tencent Holdings Ltd. sponsored ADR	226,076	11,021,205
Vimeo, Inc. (a)	23,769	107,911
Yandex NV Series A (a)(c)(d)	253,404	869,135
		192,837,901
Media - 3.8%
Charter Communications, Inc. Class A (a)	76,101	29,246,375
Comcast Corp. Class A	833,714	32,806,646
		62,053,021
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	5,200	776,412
TOTAL COMMUNICATION SERVICES		291,243,362
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	1,192	23,125
Tesla, Inc. (a)	7,283	1,261,561
		1,284,686
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	1,449	160,998
Churchill Downs, Inc.	82,839	20,552,356
Domino's Pizza, Inc.	2,200	776,600
Marriott International, Inc. Class A	3,813	664,148
Vail Resorts, Inc.	1,569	411,611
Wynn Resorts Ltd. (a)	10,561	1,094,542
		23,660,255
Internet & Direct Marketing Retail - 7.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	20,127	2,217,995
Amazon.com, Inc. (a)	964,896	99,509,724
ContextLogic, Inc. (a)	16,321	11,227
Etsy, Inc. (a)	10,846	1,492,193
Global-e Online Ltd. (a)	24,503	734,355
JD.com, Inc. Class A	703	20,874
Meituan Class B (a)(e)	410,921	9,186,500
Pinduoduo, Inc. ADR (a)	61,339	6,009,995
thredUP, Inc. (a)	7,155	12,378
Zomato Ltd. (a)	368,500	226,285
		119,421,526
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	22,546	3,385,958
Specialty Retail - 3.3%
Five Below, Inc. (a)	72,237	14,240,080
Lowe's Companies, Inc.	74,341	15,481,513
Ross Stores, Inc.	192,303	22,728,292
TJX Companies, Inc.	15,421	1,262,363
		53,712,248
Textiles, Apparel & Luxury Goods - 2.5%
Kontoor Brands, Inc.	451	21,540
lululemon athletica, Inc. (a)	68,253	20,945,481
LVMH Moet Hennessy Louis Vuitton SE	20,843	18,195,427
NIKE, Inc. Class B	12,714	1,618,874
		40,781,322
TOTAL CONSUMER DISCRETIONARY		242,245,995
CONSUMER STAPLES - 4.6%
Beverages - 3.0%
Diageo PLC	213,731	9,345,625
Keurig Dr. Pepper, Inc.	557,847	19,680,842
Monster Beverage Corp. (a)	198,988	20,710,671
		49,737,138
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	9,779	4,998,438
Food Products - 1.3%
Mondelez International, Inc.	322,764	21,121,676
Personal Products - 0.0%
The Honest Co., Inc. (a)	506	1,670
TOTAL CONSUMER STAPLES		75,858,922
ENERGY - 5.7%
Energy Equipment & Services - 1.8%
Halliburton Co.	281,845	11,617,651
Schlumberger Ltd.	251,462	14,328,305
TGS ASA ADR	186,860	2,989,760
		28,935,716
Oil, Gas & Consumable Fuels - 3.9%
Cenovus Energy, Inc. (Canada)	11,807	235,865
Diamondback Energy, Inc.	108,499	15,853,874
EOG Resources, Inc.	942	124,580
Hess Corp.	78,338	11,763,234
Reliance Industries Ltd.	987,613	28,550,626
Reliance Industries Ltd. sponsored GDR (e)	141,765	8,123,135
		64,651,314
TOTAL ENERGY		93,587,030
FINANCIALS - 2.1%
Banks - 2.1%
Bank of America Corp.	153,254	5,437,452
Fifth Third Bancorp	236,052	8,566,327
Huntington Bancshares, Inc.	1,026,556	15,572,855
Wells Fargo & Co.	100,377	4,704,670
Wintrust Financial Corp.	2,901	265,354
		34,546,658
Capital Markets - 0.0%
S&P Global, Inc.	146	54,741
TOTAL FINANCIALS		34,601,399
HEALTH CARE - 9.4%
Biotechnology - 5.3%
Alnylam Pharmaceuticals, Inc. (a)	91,455	20,705,412
Amgen, Inc.	46,767	11,803,991
Arcutis Biotherapeutics, Inc. (a)	68,061	1,127,771
Ascendis Pharma A/S sponsored ADR (a)	20,988	2,604,191
GenSight Biologics SA (a)	15,138	56,448
Ionis Pharmaceuticals, Inc. (a)	2,295	91,502
Regeneron Pharmaceuticals, Inc. (a)	42,716	32,398,805
Relay Therapeutics, Inc. (a)(d)	86,456	1,855,346
Trevena, Inc. (a)	1,273	2,113
Vertex Pharmaceuticals, Inc. (a)	50,639	16,361,461
		87,007,040
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	47,433	5,079,600
Figs, Inc. Class A (a)	3,752	33,580
Insulet Corp. (a)	58,238	16,732,942
Neuronetics, Inc. (a)	2,758	16,217
Outset Medical, Inc. (a)	3,001	84,388
Pulmonx Corp. (a)	2,777	24,688
Tandem Diabetes Care, Inc. (a)	14,467	589,386
		22,560,801
Health Care Providers & Services - 1.1%
agilon health, Inc. (a)	35,902	781,228
Cigna Corp.	6,044	1,913,953
Guardant Health, Inc. (a)	166,127	5,221,372
Humana, Inc.	20,240	10,356,808
		18,273,361
Health Care Technology - 0.0%
Certara, Inc. (a)	20,173	391,356
Life Sciences Tools & Services - 1.1%
10X Genomics, Inc. (a)(d)	23,967	1,122,375
Bruker Corp.	195,976	13,741,837
Illumina, Inc. (a)	3,001	642,814
Olink Holding AB ADR (a)	84,991	1,664,124
Seer, Inc. (a)	35,614	162,044
		17,333,194
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	133,990	8,758,926
Elanco Animal Health, Inc. (a)	6,317	86,732
TherapeuticsMD, Inc. (a)(d)	490	2,582
		8,848,240
TOTAL HEALTH CARE		154,413,992
INDUSTRIALS - 1.2%
Airlines - 0.0%
Wheels Up Experience, Inc. Class A (a)	67,407	82,911
Professional Services - 1.1%
Verisk Analytics, Inc.	96,172	17,483,108
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	11,198	883,522
CSX Corp.	25,171	778,287
		1,661,809
TOTAL INDUSTRIALS		19,227,828
INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 0.4%
Cisco Systems, Inc.	139,652	6,796,863
IT Services - 3.6%
Gartner, Inc. (a)	84,828	28,683,740
MasterCard, Inc. Class A	67,763	25,112,968
MongoDB, Inc. Class A (a)	8,044	1,723,105
PayPal Holdings, Inc. (a)	12,959	1,056,029
Twilio, Inc. Class A (a)	129	7,719
X Holdings I, Inc. (b)(c)	5,783	2,294,290
		58,877,851
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices, Inc. (a)	165,655	12,448,973
Analog Devices, Inc.	17,340	2,973,290
Applied Materials, Inc.	184,079	20,522,968
ASML Holding NV	45,580	30,121,087
Lam Research Corp.	38,271	19,139,327
Marvell Technology, Inc.	788,781	34,035,900
NVIDIA Corp.	128,219	25,050,146
NXP Semiconductors NV	43,110	7,945,604
Skyworks Solutions, Inc.	7,819	857,510
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	403,227	37,391,240
Texas Instruments, Inc.	46,967	8,323,022
		198,809,067
Software - 14.6%
Adobe, Inc. (a)	10,807	4,002,264
ANSYS, Inc. (a)	4,416	1,176,246
Aspen Technology, Inc. (a)	66,937	13,303,729
Autodesk, Inc. (a)	19,277	4,147,639
Cadence Design Systems, Inc. (a)	69,794	12,760,437
Dropbox, Inc. Class A (a)	18,113	420,765
Duck Creek Technologies, Inc. (a)	1,791	33,904
Dynatrace, Inc. (a)	2,995	115,098
Intuit, Inc.	24,324	10,281,025
Microsoft Corp.	753,679	186,769,193
Salesforce.com, Inc. (a)	609	102,294
Stripe, Inc. Class B (a)(b)(c)	7,800	209,586
Synopsys, Inc. (a)	13,742	4,861,233
Workday, Inc. Class A (a)	6,047	1,097,107
		239,280,520
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	1,437,966	207,484,114
Samsung Electronics Co. Ltd.	19,210	955,687
Western Digital Corp. (a)	21,766	956,616
		209,396,417
TOTAL INFORMATION TECHNOLOGY		713,160,718
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	749	552,859
TOTAL COMMON STOCKS (Cost $1,430,992,269)		1,624,892,105

Preferred Stocks - 0.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	6,135	1,214,239
Reddit, Inc.:
Series E(a)(b)(c)	2,900	108,895
Series F(a)(b)(c)	108,712	4,082,136
		5,405,270
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	300	114,897

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (b)(c)	33,481	1,131,658

TOTAL CONSUMER DISCRETIONARY		1,246,555

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	3,000	80,610
Tenstorrent, Inc. Series C1 (a)(b)(c)	3,400	177,412
		258,022
TOTAL CONVERTIBLE PREFERRED STOCKS		6,909,847
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	2,467	119,427
Series B2(a)(b)(c)	15,200	769,272
		888,699
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (b)(c)	108,317	3,661,115

TOTAL CONSUMER DISCRETIONARY		4,549,814

TOTAL PREFERRED STOCKS (Cost $12,775,810)		11,459,661

Convertible Bonds - 0.3%
	Principal Amount (f)	Value ($)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $5,202,699)	7,223,542	4,893,950

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(g) (Cost $190,000)	190,000	166,820

Money Market Funds - 0.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	2,405,238	2,405,719
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	5,823,163	5,823,745
TOTAL MONEY MARKET FUNDS (Cost $8,229,464)		8,229,464

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,457,390,242)	1,649,642,000
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(9,291,209)
NET ASSETS - 100.0%	1,640,350,791

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,528,881 or 1.1% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,309,635 or 1.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	672,238

Circle Internet Financial Ltd. Series E	5/11/21	1,758,000

Circle Internet Financial Ltd. Series F	5/09/22	1,410,889

Discord, Inc. Series I	9/15/21	165,187

Epic Games, Inc.	7/13/20 - 3/29/21	4,292,000

Reddit, Inc. Series E	5/18/21	123,175

Reddit, Inc. Series F	8/11/21	6,717,793

Stripe, Inc. Class B	5/18/21	313,001

Stripe, Inc. Series H	3/15/21	120,375

Tenstorrent, Inc. Series C1	4/23/21	202,145

Tenstorrent, Inc. 0%	4/23/21	190,000

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

X Holdings I, Inc.	10/27/21	5,743,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	25,867,719	97,722,423	121,184,423	144,527	-	-	2,405,719	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	24,755,878	73,303,887	92,236,020	202,965	-	-	5,823,745	0.0%
Total	50,623,597	171,026,310	213,420,443	347,492	-	-	8,229,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	296,648,632	285,975,703	-	10,672,929
Consumer Discretionary	248,042,364	214,616,909	27,629,086	5,796,369
Consumer Staples	75,858,922	66,513,297	9,345,625	-
Energy	93,587,030	65,036,404	28,550,626	-
Financials	34,601,399	34,601,399	-	-
Health Care	154,413,992	154,413,992	-	-
Industrials	19,227,828	19,227,828	-	-
Information Technology	713,418,740	709,701,155	955,687	2,761,898
Real Estate	552,859	552,859	-	-

Corporate Bonds	4,893,950	-	4,893,950	-

Preferred Securities	166,820	-	-	166,820

Money Market Funds	8,229,464	8,229,464	-	-
Total Investments in Securities:	1,649,642,000	1,558,869,010	71,374,974	19,398,016

Net Unrealized Depreciation on Unfunded Commitments	(152,895)	-	-	(152,895)
Total	(152,895)	-	-	(152,895)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$13,213,584
Net Realized Gain (Loss) on Investment Securities	101,575
Net Unrealized Gain (Loss) on Investment Securities	(6,205,454)
Cost of Purchases	-
Proceeds of Sales	(325,654)
Amortization/Accretion	-
Transfers into Level 3	12,613,965
Transfers out of Level 3	-
Ending Balance	$19,398,016
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(6,205,454)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,896,661) - See accompanying schedule:
Unaffiliated issuers (cost $1,449,160,778)	$1,641,412,536
Fidelity Central Funds (cost $8,229,464)	8,229,464

Total Investment in Securities (cost $1,457,390,242)		$1,649,642,000
Receivable for fund shares sold		2,181,907
Dividends receivable		693,190
Interest receivable		6,151
Distributions receivable from Fidelity Central Funds		73,459
Other receivables		5
Total assets		1,652,596,712
Liabilities
Payable to custodian bank	$3
Unrealized depreciation on unfunded commitments	152,895
Payable for fund shares redeemed	5,524,945
Accrued management fee	656,126
Other payables and accrued expenses	87,926
Collateral on securities loaned	5,824,026
Total Liabilities		12,245,921
Net Assets		$1,640,350,791
Net Assets consist of:
Paid in capital		$1,552,535,713
Total accumulated earnings (loss)		87,815,078
Net Assets		$1,640,350,791
Net Asset Value , offering price and redemption price per share ($1,640,350,791 ÷ 106,563,096 shares)		$15.39

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$6,750,764
Interest		263,322
Income from Fidelity Central Funds (including $202,965 from security lending)		347,492
Total Income		7,361,578
Expenses
Management fee	$4,049,043
Independent trustees' fees and expenses	2,910
Interest	1,774
Total expenses before reductions	4,053,727
Expense reductions	(1,068)
Total expenses after reductions		4,052,659
Net Investment income (loss)		3,308,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $547,103)	(86,291,072)
Redemptions in-kind	71,430,269
Foreign currency transactions	105,112
Total net realized gain (loss)		(14,755,691)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $352,425)	(16,878,373)
Unfunded commitments	29,530
Assets and liabilities in foreign currencies	(99,932)
Total change in net unrealized appreciation (depreciation)		(16,948,775)
Net gain (loss)		(31,704,466)
Net increase (decrease) in net assets resulting from operations		$(28,395,547)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,308,919	$(1,238,319)
Net realized gain (loss)	(14,755,691)	(64,095,382)
Change in net unrealized appreciation (depreciation)	(16,948,775)	(428,382,919)
Net increase (decrease) in net assets resulting from operations	(28,395,547)	(493,716,620)
Distributions to shareholders	(1,170,775)	(102,430,536)
Share transactions
Proceeds from sales of shares	103,113,441	603,778,476
Reinvestment of distributions	1,170,775	102,430,536
Cost of shares redeemed	(358,715,932)	(816,272,268)
Net increase (decrease) in net assets resulting from share transactions	(254,431,716)	(110,063,256)
Total increase (decrease) in net assets	(283,998,038)	(706,210,412)

Net Assets
Beginning of period	1,924,348,829	2,630,559,241
End of period	$1,640,350,791	$1,924,348,829

Other Information
Shares
Sold	7,059,108	33,021,590
Issued in reinvestment of distributions	76,322	4,958,146
Redeemed	(23,727,735)	(44,040,760)
Net increase (decrease)	(16,592,305)	(6,061,024)

Financial Highlights
Fidelity® OTC K6 Portfolio

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$15.63	$20.36	$14.29	$10.50	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03	(.01)	(.01)	.02	- D
Net realized and unrealized gain (loss)	(.26)	(3.93)	6.15	3.81	.50
Total from investment operations	(.23)	(3.94)	6.14	3.83	.50
Distributions from net investment income	(.01)	-	(.01)	(.01)	-
Distributions from net realized gain	-	(.79)	(.06)	(.02)	-
Total distributions	(.01)	(.79)	(.07)	(.04) E	-
Net asset value, end of period	$15.39	$15.63	$20.36	$14.29	$10.50
Total Return F,G	(1.46)%	(20.27)%	43.11%	36.54%	5.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.50% J	.50%	.50%	.50%	.50% J
Expenses net of fee waivers, if any	.50% J	.50%	.50%	.50%	.50% J
Expenses net of all reductions	.50% J	.50%	.50%	.49%	.50% J
Net investment income (loss)	.41% J	(.05)%	(.05)%	.16%	.08% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,640,351	$1,924,349	$2,630,559	$1,026,111	$1,050
Portfolio turnover rate K	16% J,J,L	39% L	36% L	102% L	5% J,M

A For the period June 13, 2019 (commencement of operations) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

M Amount not annualized.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$19,231,196	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	19.3	Increase
			Enterprise value/Revenue multiple (EV/R)	4.0 - 20.5 / 6.8	Increase
		Market approach	Transaction price	$59.45 - $91.72 / $86.35	Increase
			Discount rate	15.0% - 50.0% / 46.8%	Decrease
		Black scholes	Discount rate	3.5% - 4.1% / 3.6%	Increase
			Probability rate	50.0%	Increase
			Volatility	65.0% - 80.0% / 78.3%	Increase
			Term	2.0 - 5.0 / 4.5	Increase
Preferred Securities	$166,820	Market approach	Transaction price	$100.00	Increase
			Discount rate	15.0%	Decrease
		Black scholes	Discount rate	4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, net operating losses and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294,207,486
Gross unrealized depreciation	(123,688,636)
Net unrealized appreciation (depreciation)	$170,518,850
Tax cost	$1,479,123,150

The Fund elected to defer to its next fiscal year approximately $62,425,355 of capital losses recognized during the period November 1, 2021 to July 31, 2022. The Fund elected to defer to its next fiscal year $662,092 of ordinary losses recognized during the period January 1, 2022 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity OTC K6 Portfolio	Stripe, Inc.	$152,895	$(152,895)

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	132,591,102	161,496,696

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	13,676,855	71,430,269	211,033,879

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	354,291	4,952,989

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	8,003,342	144,799,277

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC K6 Portfolio	$3,099

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC K6 Portfolio	Borrower	$2,652,143	3.32%	$1,710

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	3,789,257	8,613,019	(5,204,649)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC K6 Portfolio	$21,479	$18	$-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC K6 Portfolio	$646,000	3.58%	$64

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,068.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® OTC K6 Portfolio	.50%
Actual		$ 1,000	$ 985.40	$ 2.50
Hypothetical- B		$ 1,000	$ 1,022.68	$ 2.55

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9893896.103
OTC-K6-SANN-0423
Fidelity® Growth & Income Portfolio

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Exxon Mobil Corp.*	7.7
Microsoft Corp.	5.6
Wells Fargo & Co.	5.4
General Electric Co.*	4.5
Apple, Inc.	2.9
Bank of America Corp.	2.8
Comcast Corp. Class A	1.9
Visa, Inc. Class A	1.9
Hess Corp.*	1.8
Bristol-Myers Squibb Co.	1.8
36.3

*Security or a portion of the security is pledged as collateral for call options written.
Market Sectors (% of Fund's net assets)

Information Technology	18.2
Industrials	16.3
Financials	16.0
Health Care	13.3
Energy	12.8
Communication Services	5.1
Consumer Staples	5.0
Consumer Discretionary	2.9
Materials	2.8
Utilities	1.5
Real Estate	1.3

Asset Allocation (% of Fund's net assets)

Foreign investments - 13.6%
Written options - (0.1)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 94.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	706,400	27,682
Elisa Corp. (A Shares)	113,800	6,480
Verizon Communications, Inc.	749,174	31,143
		65,305
Entertainment - 1.6%
Activision Blizzard, Inc.	131,350	10,057
Nintendo Co. Ltd. ADR	1,036,800	11,166
The Walt Disney Co. (b)	453,490	49,199
Universal Music Group NV	1,751,900	44,783
Warner Music Group Corp. Class A	411,600	15,003
		130,208
Media - 2.6%
Comcast Corp. Class A	4,001,612	157,463
Interpublic Group of Companies, Inc.	1,606,331	58,567
		216,030
TOTAL COMMUNICATION SERVICES		411,543
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.4%
BorgWarner, Inc. (c)	673,452	31,841
Hotels, Restaurants & Leisure - 0.8%
Churchill Downs, Inc.	111,500	27,663
Marriott International, Inc. Class A	117,423	20,453
Starbucks Corp.	143,260	15,635
		63,751
Household Durables - 0.2%
Sony Group Corp. sponsored ADR	128,714	11,515
Whirlpool Corp.	31,894	4,962
		16,477
Multiline Retail - 0.3%
Target Corp.	122,300	21,053
Specialty Retail - 0.9%
Lowe's Companies, Inc. (c)	357,814	74,515
TJX Companies, Inc.	24,500	2,006
Williams-Sonoma, Inc.	11,200	1,511
		78,032
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	102,700	13,077
Puma AG	158,954	10,776
Tapestry, Inc.	3,700	169
		24,022
TOTAL CONSUMER DISCRETIONARY		235,176
CONSUMER STAPLES - 5.0%
Beverages - 2.3%
Diageo PLC sponsored ADR (d)	221,511	39,174
Keurig Dr. Pepper, Inc.	1,155,800	40,777
Pernod Ricard SA	62,400	12,882
Remy Cointreau SA	36,547	6,858
The Coca-Cola Co.	1,406,710	86,259
		185,950
Food & Staples Retailing - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	44,400	2,028
Sysco Corp.	708,136	54,852
Walmart, Inc.	260,700	37,507
		94,387
Food Products - 0.2%
Lamb Weston Holdings, Inc. (c)	146,360	14,620
Household Products - 0.2%
Colgate-Palmolive Co.	62,300	4,643
Kimberly-Clark Corp.	12,500	1,625
Procter & Gamble Co.	28,700	4,086
Spectrum Brands Holdings, Inc.	139,983	9,502
		19,856
Personal Products - 0.2%
Haleon PLC ADR (b)	2,494,511	20,206
Tobacco - 0.9%
Altria Group, Inc.	1,720,967	77,512
TOTAL CONSUMER STAPLES		412,531
ENERGY - 12.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	59,500	1,889
Oil, Gas & Consumable Fuels - 12.8%
Canadian Natural Resources Ltd.	514,415	31,575
Cenovus Energy, Inc. (Canada)	5,389,173	107,658
Energy Transfer LP	323,500	4,296
Enterprise Products Partners LP	190,200	4,869
Exxon Mobil Corp. (c)	5,432,499	630,228
Hess Corp. (c)	987,164	148,233
Imperial Oil Ltd.	939,326	51,338
Kosmos Energy Ltd. (b)	4,047,555	32,016
Phillips 66 Co.	78,887	7,910
Tourmaline Oil Corp.	644,400	30,032
		1,048,155
TOTAL ENERGY		1,050,044
FINANCIALS - 16.0%
Banks - 11.9%
Bank of America Corp.	6,425,136	227,964
Comerica, Inc.	36,100	2,646
JPMorgan Chase & Co.	579,375	81,089
M&T Bank Corp.	119,194	18,594
PNC Financial Services Group, Inc.	509,701	84,320
Truist Financial Corp.	1,395,932	68,945
U.S. Bancorp	1,071,537	53,363
Wells Fargo & Co.	9,452,070	443,019
		979,940
Capital Markets - 2.6%
Ashmore Group PLC	1,225,000	4,020
Brookfield Asset Management Ltd. Class A (b)	75,747	2,473
Brookfield Corp. Class A	324,202	12,060
CME Group, Inc.	4,500	795
Intercontinental Exchange, Inc.	12,600	1,355
KKR & Co. LP	536,752	29,956
Morgan Stanley	325,051	31,637
Northern Trust Corp.	822,453	79,753
Raymond James Financial, Inc.	386,170	43,548
S&P Global, Inc.	1,100	412
State Street Corp.	87,991	8,036
		214,045
Consumer Finance - 0.2%
Discover Financial Services	121,068	14,132
Insurance - 1.0%
American Financial Group, Inc.	40,800	5,818
Brookfield Asset Management Reinsurance Partners Ltd.	2,086	77
Chubb Ltd.	109,856	24,991
Marsh & McLennan Companies, Inc.	162,070	28,348
Old Republic International Corp.	213,800	5,642
The Travelers Companies, Inc.	72,627	13,880
		78,756
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	246,323	10,846
Radian Group, Inc.	703,868	15,555
		26,401
TOTAL FINANCIALS		1,313,274
HEALTH CARE - 13.1%
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	42,500	4,698
Becton, Dickinson & Co.	102,086	25,748
Boston Scientific Corp. (b)	1,274,696	58,955
GE HealthCare Technologies, Inc. (b)(c)	1,282,336	89,148
GN Store Nord A/S	48,000	1,177
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	936,551	16,034
Sonova Holding AG	24,692	6,147
		201,907
Health Care Providers & Services - 5.7%
Cardinal Health, Inc.	669,011	51,681
Cigna Corp.	348,254	110,282
CVS Health Corp.	739,712	65,257
Humana, Inc.	37,100	18,984
McKesson Corp.	264,634	100,212
UnitedHealth Group, Inc.	239,187	119,400
		465,816
Life Sciences Tools & Services - 0.4%
Danaher Corp.	129,703	34,291
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	1,982,436	144,024
Eli Lilly & Co.	85,448	29,407
GSK PLC sponsored ADR	1,599,128	56,385
Johnson & Johnson	605,389	98,933
Perrigo Co. PLC	126,800	4,745
Sanofi SA sponsored ADR	202,097	9,931
UCB SA	248,600	20,373
Viatris, Inc.	86,400	1,051
Zoetis, Inc. Class A	13,900	2,300
		367,149
TOTAL HEALTH CARE		1,069,163
INDUSTRIALS - 16.3%
Aerospace & Defense - 3.5%
Airbus Group NV	356,400	44,680
General Dynamics Corp.	138,461	32,270
Huntington Ingalls Industries, Inc.	103,184	22,756
MTU Aero Engines AG	51,500	12,810
Raytheon Technologies Corp.	189,325	18,904
Safran SA	123,300	17,730
Textron, Inc.	46,400	3,380
The Boeing Co. (b)	618,720	131,787
		284,317
Air Freight & Logistics - 1.8%
DSV A/S	48,200	7,932
Expeditors International of Washington, Inc.	8,400	908
FedEx Corp.	114,974	22,289
United Parcel Service, Inc. Class B	636,199	117,843
		148,972
Airlines - 0.1%
Copa Holdings SA Class A (b)	30,400	2,799
Building Products - 0.5%
A.O. Smith Corp.	177,500	12,017
Johnson Controls International PLC	447,411	31,126
		43,143
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	1,290,200	39,815
Healthcare Services Group, Inc.	647,914	8,727
Ritchie Bros. Auctioneers, Inc.	15,600	943
		49,485
Electrical Equipment - 1.2%
Acuity Brands, Inc.	133,315	25,133
Hubbell, Inc. Class B	130,472	29,866
Regal Rexnord Corp.	140,200	19,516
Rockwell Automation, Inc.	19,318	5,448
Vertiv Holdings Co.	1,153,300	16,400
		96,363
Industrial Conglomerates - 4.6%
3M Co.	103,466	11,907
General Electric Co. (c)	4,572,211	367,972
		379,879
Machinery - 1.9%
Allison Transmission Holdings, Inc.	287,900	12,979
Caterpillar, Inc.	35,023	8,836
Cummins, Inc.	54,176	13,519
Donaldson Co., Inc.	604,812	37,710
Epiroc AB (A Shares)	32,700	636
Flowserve Corp.	342,178	11,778
Fortive Corp.	273,088	18,578
Kardex AG	6,600	1,282
Nordson Corp.	97,427	23,704
Otis Worldwide Corp.	87,573	7,201
Stanley Black & Decker, Inc.	82,218	7,343
Westinghouse Air Brake Tech Co.	120,047	12,462
		156,028
Professional Services - 0.6%
Equifax, Inc.	85,323	18,959
RELX PLC (London Stock Exchange)	861,901	25,606
Robert Half International, Inc.	9,500	798
		45,363
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	727,509	42,996
Trading Companies & Distributors - 0.9%
Brenntag SE	74,700	5,576
Fastenal Co.	126,376	6,388
MSC Industrial Direct Co., Inc. Class A	16,600	1,373
Watsco, Inc. (d)	203,991	58,621
WESCO International, Inc. (b)	27,500	4,098
		76,056
Transportation Infrastructure - 0.1%
Aena SME SA (a)(b)	49,200	7,392
TOTAL INDUSTRIALS		1,332,793
INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 0.3%
CDW Corp.	101,864	19,968
IT Services - 4.3%
Amadeus IT Holding SA Class A (b)	575,300	36,246
DXC Technology Co. (b)	112,900	3,244
Edenred SA	610,100	33,157
Fidelity National Information Services, Inc.	469,232	35,211
Genpact Ltd.	525,271	24,835
Global Payments, Inc.	121,500	13,695
IBM Corp.	196,242	26,440
MasterCard, Inc. Class A	52,867	19,593
Unisys Corp. (b)	805,430	4,357
Visa, Inc. Class A	676,475	155,731
		352,509
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	153,108	26,253
Applied Materials, Inc.	163,900	18,273
Intel Corp.	408,516	11,545
Lam Research Corp.	38,430	19,219
Marvell Technology, Inc.	776,451	33,504
Microchip Technology, Inc.	23,700	1,840
NVIDIA Corp.	124,800	24,382
NXP Semiconductors NV	208,226	38,378
Qualcomm, Inc.	656,472	87,449
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	135,200	12,537
Teradyne, Inc.	78,000	7,933
		281,313
Software - 7.2%
Intuit, Inc.	120,700	51,016
Microsoft Corp.	1,841,182	456,263
Open Text Corp.	165,128	5,539
SAP SE sponsored ADR (d)	569,745	67,532
Temenos Group AG	123,020	8,732
		589,082
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	1,647,512	237,720
FUJIFILM Holdings Corp.	62,600	3,313
Samsung Electronics Co. Ltd.	162,180	8,068
		249,101
TOTAL INFORMATION TECHNOLOGY		1,491,973
MATERIALS - 2.8%
Chemicals - 0.7%
DuPont de Nemours, Inc.	635,998	47,032
PPG Industries, Inc.	54,322	7,080
		54,112
Metals & Mining - 2.1%
First Quantum Minerals Ltd.	1,799,500	41,750
Freeport-McMoRan, Inc.	1,998,212	89,160
Glencore PLC	6,444,800	43,160
		174,070
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	28,300	1,927
TOTAL MATERIALS		230,109
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	174,278	38,932
Crown Castle International Corp.	104,700	15,507
Equinix, Inc.	1,100	812
Public Storage	2,400	730
Simon Property Group, Inc.	406,060	52,162
		108,143
UTILITIES - 1.5%
Electric Utilities - 1.4%
Constellation Energy Corp.	47,813	4,081
Duke Energy Corp.	116,721	11,958
Entergy Corp.	134,863	14,603
Exelon Corp.	143,440	6,052
PG&E Corp. (b)	1,045,700	16,627
Southern Co.	854,166	57,810
		111,131
Multi-Utilities - 0.1%
Sempra Energy	68,596	10,998
TOTAL UTILITIES		122,129
TOTAL COMMON STOCKS (Cost $5,005,916)		7,776,878

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	154,800	7,773
Boston Scientific Corp. Series A, 5.50%	92,400	10,538
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,980)		18,311

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (a) (Cost $6,314)	8,929	6,433

Money Market Funds - 5.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (f)	399,296,894	399,377
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	86,873,863	86,883
TOTAL MONEY MARKET FUNDS (Cost $486,260)		486,260

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $5,515,470)	8,287,882
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(87,050)
NET ASSETS - 100.0%	8,200,832

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
BorgWarner, Inc.	Chicago Board Options Exchange	1,620	7,659	50.00	03/17/23	(122)
Exxon Mobil Corp.	Chicago Board Options Exchange	5,619	65,186	115.00	03/17/23	(2,655)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	1,987	13,814	70.00	04/21/23	(775)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	663	4,609	65.00	02/17/23	(348)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	664	4,616	70.00	03/17/23	(201)
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	6	42	75.00	03/17/23	(1)
General Electric Co.	Chicago Board Options Exchange	4,515	36,337	75.00	03/17/23	(3,172)
General Electric Co.	Chicago Board Options Exchange	2,221	17,875	85.00	03/17/23	(325)
General Electric Co.	Chicago Board Options Exchange	2,221	17,875	80.00	02/24/23	(600)
General Electric Co.	Chicago Board Options Exchange	2,221	17,875	82.00	02/24/23	(370)
Hess Corp.	Chicago Board Options Exchange	961	14,430	150.00	03/17/23	(783)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	872	8,710	90.00	02/17/23	(824)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	295	2,947	105.00	04/21/23	(83)
Lowe's Companies, Inc.	Chicago Board Options Exchange	149	3,103	220.00	03/17/23	(67)
Lowe's Companies, Inc.	Chicago Board Options Exchange	149	3,103	230.00	03/17/23	(30)

TOTAL WRITTEN OPTIONS						(10,356)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,507,000 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $218,181,000.
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	214,836	342,442	157,901	5,604	-	-	399,377	0.9%
Fidelity Securities Lending Cash Central Fund 4.38%	-	301,799	214,916	31	-	-	86,883	0.3%
Total	214,836	644,241	372,817	5,635	-	-	486,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	411,543	339,078	72,465	-
Consumer Discretionary	235,176	235,176	-	-
Consumer Staples	412,531	412,531	-	-
Energy	1,050,044	1,050,044	-	-
Financials	1,313,274	1,313,274	-	-
Health Care	1,087,474	1,069,163	18,311	-
Industrials	1,332,793	1,231,173	101,620	-
Information Technology	1,491,973	1,444,346	47,627	-
Materials	230,109	186,949	43,160	-
Real Estate	108,143	108,143	-	-
Utilities	122,129	122,129	-	-

Corporate Bonds	6,433	-	6,433	-

Money Market Funds	486,260	486,260	-	-
Total Investments in Securities:	8,287,882	7,998,266	289,616	-
Derivative Instruments:

Liabilities
Written Options	(10,356)	(10,356)	-	-
Total Liabilities	(10,356)	(10,356)	-	-
Total Derivative Instruments:	(10,356)	(10,356)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(10,356)
Total Equity Risk	0	(10,356)
Total Value of Derivatives	0	(10,356)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,276) - See accompanying schedule:
Unaffiliated issuers (cost $5,029,210)	$7,801,622
Fidelity Central Funds (cost $486,260)	486,260

Total Investment in Securities (cost $5,515,470)		$8,287,882
Receivable for investments sold
Regular delivery		10,465
Delayed delivery		5,441
Receivable for fund shares sold		2,161
Dividends receivable		7,536
Interest receivable		5
Distributions receivable from Fidelity Central Funds		1,368
Prepaid expenses		7
Other receivables		334
Total assets		8,315,199
Liabilities
Payable to custodian bank	$56
Payable for investments purchased	9,977
Payable for fund shares redeemed	2,853
Accrued management fee	2,831
Written options, at value (premium received $7,412)	10,356
Other affiliated payables	926
Other payables and accrued expenses	485
Collateral on securities loaned	86,883
Total Liabilities		114,367
Net Assets		$8,200,832
Net Assets consist of:
Paid in capital		$5,431,034
Total accumulated earnings (loss)		2,769,798
Net Assets		$8,200,832

Net Asset Value and Maximum Offering Price
Growth and Income :
Net Asset Value , offering price and redemption price per share ($7,804,389 ÷ 153,210 shares)		$50.94
Class K :
Net Asset Value , offering price and redemption price per share ($396,443 ÷ 7,791 shares)		$50.88
Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$80,962
Interest		188
Income from Fidelity Central Funds (including $31 from security lending)		5,635
Total Income		86,785
Expenses
Management fee	$16,247
Transfer agent fees	4,938
Accounting fees	533
Custodian fees and expenses	126
Independent trustees' fees and expenses	13
Registration fees	50
Audit	52
Legal	7
Miscellaneous	22
Total expenses before reductions	21,988
Expense reductions	(143)
Total expenses after reductions		21,845
Net Investment income (loss)		64,940
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,620
Foreign currency transactions	1,456
Written options	2,532
Total net realized gain (loss)		24,608
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	448,068
Assets and liabilities in foreign currencies	79
Written options	(3,814)
Total change in net unrealized appreciation (depreciation)		444,333
Net gain (loss)		468,941
Net increase (decrease) in net assets resulting from operations		$533,881
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,940	$119,515
Net realized gain (loss)	24,608	276,478
Change in net unrealized appreciation (depreciation)	444,333	(392,829)
Net increase (decrease) in net assets resulting from operations	533,881	3,164
Distributions to shareholders	(198,350)	(483,440)
Share transactions - net increase (decrease)	181,570	94,863
Total increase (decrease) in net assets	517,101	(385,413)

Net Assets
Beginning of period	7,683,731	8,069,144
End of period	$8,200,832	$7,683,731

Financial Highlights
Fidelity® Growth & Income Portfolio

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$48.92	$51.87	$38.15	$38.98	$39.34	$35.31
Income from Investment Operations
Net investment income (loss) A,B	.41	.76	.78	.83	.87	.65
Net realized and unrealized gain (loss)	2.87	(.61)	14.49	(.37)	(.05) C	4.12
Total from investment operations	3.28	.15	15.27	.46	.82	4.77
Distributions from net investment income	(.42)	(1.06)	(.79)	(.84)	(.77)	(.74)
Distributions from net realized gain	(.83)	(2.05)	(.75)	(.46)	(.42)	-
Total distributions	(1.26) D	(3.10) D	(1.55) D	(1.29) D	(1.18) D	(.74)
Net asset value, end of period	$50.94	$48.92	$51.87	$38.15	$38.98	$39.34
Total Return E,F	6.94%	.26%	41.01%	1.27%	2.26% C	13.66%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.58% I	.57%	.58%	.60%	.61%	.61%
Expenses net of fee waivers, if any	.58% I	.57%	.58%	.60%	.61%	.61%
Expenses net of all reductions	.58% I	.57%	.58%	.60%	.61%	.61%
Net investment income (loss)	1.70% I	1.51%	1.71%	2.18%	2.31%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$7,804	$7,360	$7,219	$5,451	$5,927	$6,280
Portfolio turnover rate J	9% I	12%	16%	32%	36%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.14%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Growth & Income Portfolio Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$48.86	$51.82	$38.11	$38.94	$39.31	$35.28
Income from Investment Operations
Net investment income (loss) A,B	.43	.81	.81	.86	.91	.69
Net realized and unrealized gain (loss)	2.87	(.62)	14.48	(.35)	(.06) C	4.12
Total from investment operations	3.30	.19	15.29	.51	.85	4.81
Distributions from net investment income	(.45)	(1.10)	(.83)	(.88)	(.81)	(.78)
Distributions from net realized gain	(.83)	(2.05)	(.75)	(.46)	(.42)	-
Total distributions	(1.28)	(3.15)	(1.58)	(1.34)	(1.22) D	(.78)
Net asset value, end of period	$50.88	$48.86	$51.82	$38.11	$38.94	$39.31
Total Return E,F	7.00%	.33%	41.15%	1.39%	2.35% C	13.79%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.49% I	.49%	.49%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.49% I	.48%	.49%	.50%	.51%	.51%
Expenses net of all reductions	.49% I	.48%	.49%	.50%	.50%	.50%
Net investment income (loss)	1.80% I	1.60%	1.80%	2.28%	2.41%	1.86%
Supplemental Data
Net assets, end of period (in millions)	$396	$323	$850	$1,020	$497	$591
Portfolio turnover rate J	9% I	12%	16%	32%	36%	38%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 2.23%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth & Income Portfolio and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in   dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$334

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,935,088
Gross unrealized depreciation	(213,847)
Net unrealized appreciation (depreciation)	$2,721,241
Tax cost	$5,563,697

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period unless an average contracts amount is presented.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	315,409	429,857
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth & Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Growth and Income	$4,865.13
Class K	73.04
	$4,938

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Growth & Income Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Growth & Income Portfolio	$5

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	23,979	23,482	4,228

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Growth & Income Portfolio	$10
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Growth & Income Portfolio	$3	$-	$-

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $143.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Growth & Income Portfolio
Distributions to shareholders
Growth and Income	$189,638	$441,736
Class K	8,712	41,704
Total	$198,350	$483,440

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Growth & Income Portfolio
Growth and Income
Shares sold	6,777	18,506	$325,687	$948,009
Reinvestment of distributions	3,778	8,279	176,749	415,917
Shares redeemed	(7,818)	(15,495)	(371,460)	(779,035)
Net increase (decrease)	2,737	11,290	$130,976	$584,891
Class K
Shares sold	1,898	1,472	$85,353	$75,794
Reinvestment of distributions	187	827	8,712	41,704
Shares redeemed	(910)	(12,089)	(43,471)	(607,526)
Net increase (decrease)	1,175	(9,790)	$50,594	$(490,028)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Growth & Income Portfolio
Fidelity® Growth & Income Portfolio	.58%
Actual		$ 1,000	$ 1,069.40	$ 3.03
Hypothetical- B		$ 1,000	$ 1,022.28	$ 2.96
Class K	.49%
Actual		$ 1,000	$ 1,070.00	$ 2.56
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.50

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700483.126
GAI-SANN-0423
Fidelity® Leveraged Company Stock Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

IQVIA Holdings, Inc.	3.6
Boyd Gaming Corp.	3.3
Caesars Entertainment, Inc.	3.1
UnitedHealth Group, Inc.	3.0
Nexstar Broadcasting Group, Inc. Class A	2.8
Cheniere Energy, Inc.	2.6
PG&E Corp.	2.5
The Chemours Co. LLC	2.5
Thermo Fisher Scientific, Inc.	2.5
Microsoft Corp.	2.4
28.3

Market Sectors (% of Fund's net assets)

Information Technology	20.8
Consumer Discretionary	16.7
Health Care	14.4
Materials	8.5
Communication Services	7.9
Energy	6.8
Financials	6.7
Industrials	6.1
Consumer Staples	4.5
Utilities	4.0
Real Estate	0.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 5.7%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 1.2%
Netflix, Inc. (a)	64,500	22,824
Interactive Media & Services - 2.8%
Alphabet, Inc. Class A (a)	294,000	29,059
Cars.com, Inc. (a)	482,700	8,254
Meta Platforms, Inc. Class A (a)	112,200	16,714
		54,027
Media - 2.8%
Nexstar Broadcasting Group, Inc. Class A (b)	272,363	55,772
Wireless Telecommunication Services - 1.1%
T-Mobile U.S., Inc. (a)	150,100	22,411
TOTAL COMMUNICATION SERVICES		155,034
CONSUMER DISCRETIONARY - 16.7%
Automobiles - 1.7%
Tesla, Inc. (a)	195,100	33,795
Hotels, Restaurants & Leisure - 6.8%
Boyd Gaming Corp.	1,026,299	63,949
Caesars Entertainment, Inc. (a)	1,157,171	60,242
Studio City International Holdings Ltd.:
ADR (c)	631,958	4,342
(NYSE) ADR (a)	692,929	4,760
		133,293
Household Durables - 1.6%
Tempur Sealy International, Inc.	751,032	30,605
Multiline Retail - 0.9%
Dollar General Corp.	76,700	17,917
Specialty Retail - 4.6%
Dick's Sporting Goods, Inc. (b)	172,400	22,543
Lowe's Companies, Inc.	166,000	34,570
Ulta Beauty, Inc. (a)	40,100	20,610
Victoria's Secret & Co. (a)	63,900	2,693
Williams-Sonoma, Inc. (b)	67,200	9,068
		89,484
Textiles, Apparel & Luxury Goods - 1.1%
Tapestry, Inc.	493,000	22,466
TOTAL CONSUMER DISCRETIONARY		327,560
CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc.	346,200	7,339
BJ's Wholesale Club Holdings, Inc. (a)	239,000	17,320
Performance Food Group Co. (a)	77,000	4,722
		29,381
Food Products - 3.0%
Darling Ingredients, Inc. (a)	271,601	18,004
JBS SA	10,149,000	40,146
		58,150
TOTAL CONSUMER STAPLES		87,531
ENERGY - 6.8%
Energy Equipment & Services - 0.3%
Halliburton Co.	142,400	5,870
Oil, Gas & Consumable Fuels - 6.5%
Antero Resources Corp. (a)	582,800	16,808
Cheniere Energy, Inc.	340,400	52,010
Chesapeake Energy Corp.	223,800	19,408
Denbury, Inc. (a)	230,600	20,011
Diamondback Energy, Inc.	76,500	11,178
Occidental Petroleum Corp.	138,400	8,967
		128,382
TOTAL ENERGY		134,252
FINANCIALS - 6.7%
Banks - 3.5%
Bank of America Corp.	916,499	32,517
JPMorgan Chase & Co.	193,800	27,124
Wells Fargo & Co.	193,200	9,055
		68,696
Consumer Finance - 1.6%
OneMain Holdings, Inc.	737,900	31,833
Insurance - 1.6%
Arthur J. Gallagher & Co.	164,200	32,137
TOTAL FINANCIALS		132,666
HEALTH CARE - 14.4%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	24,300	18,431
Health Care Providers & Services - 5.6%
HCA Holdings, Inc.	43,700	11,147
Humana, Inc.	58,400	29,883
Tenet Healthcare Corp. (a)	167,709	9,199
UnitedHealth Group, Inc.	118,200	59,004
		109,233
Life Sciences Tools & Services - 6.7%
Charles River Laboratories International, Inc. (a)	52,500	12,771
IQVIA Holdings, Inc. (a)	306,600	70,340
Thermo Fisher Scientific, Inc.	85,000	48,478
		131,589
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	136,200	8,903
Bristol-Myers Squibb Co.	201,900	14,668
		23,571
TOTAL HEALTH CARE		282,824
INDUSTRIALS - 6.1%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	28,900	13,388
Building Products - 1.5%
Builders FirstSource, Inc. (a)	159,900	12,744
Carrier Global Corp.	382,062	17,395
		30,139
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	49,800	6,006
Regal Rexnord Corp.	160,600	22,356
		28,362
Marine - 0.0%
Genco Shipping & Trading Ltd.	831	15
Professional Services - 1.3%
ASGN, Inc. (a)	276,834	25,178
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	53,300	23,503
TOTAL INDUSTRIALS		120,585
INFORMATION TECHNOLOGY - 20.8%
Electronic Equipment & Components - 2.0%
CDW Corp.	200,000	39,206
IT Services - 6.0%
EPAM Systems, Inc. (a)	50,100	16,666
Fiserv, Inc. (a)	201,500	21,496
Global Payments, Inc.	179,700	20,256
MasterCard, Inc. Class A	30,100	11,155
SS&C Technologies Holdings, Inc.	352,897	21,297
Visa, Inc. Class A	115,900	26,681
		117,551
Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc. (a)	66,300	4,982
ASML Holding NV	19,600	12,952
Broadcom, Inc.	17,200	10,062
Lam Research Corp.	24,300	12,152
Marvell Technology, Inc.	502,700	21,692
Microchip Technology, Inc.	494,000	38,344
NXP Semiconductors NV	138,600	25,545
onsemi (a)	522,359	38,367
		164,096
Software - 4.4%
Adobe, Inc. (a)	30,000	11,110
Microsoft Corp.	187,800	46,539
Palo Alto Networks, Inc. (a)	186,100	29,523
		87,172
TOTAL INFORMATION TECHNOLOGY		408,025
MATERIALS - 8.5%
Chemicals - 3.8%
CF Industries Holdings, Inc.	308,100	26,096
The Chemours Co. LLC	1,346,928	49,015
		75,111
Containers & Packaging - 2.8%
Berry Global Group, Inc.	307,900	19,007
Graphic Packaging Holding Co.	668,800	16,111
WestRock Co.	483,700	18,980
		54,098
Metals & Mining - 1.9%
ATI, Inc. (a)	151,200	5,502
Cleveland-Cliffs, Inc. (a)	349,800	7,468
First Quantum Minerals Ltd.	648,800	15,053
Freeport-McMoRan, Inc.	218,400	9,745
		37,768
TOTAL MATERIALS		166,977
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.	61,100	9,050
UTILITIES - 4.0%
Electric Utilities - 2.9%
NRG Energy, Inc.	227,609	7,789
PG&E Corp. (a)	3,118,902	49,591
		57,380
Independent Power and Renewable Electricity Producers - 1.1%
Vistra Corp.	927,700	21,393
TOTAL UTILITIES		78,773
TOTAL COMMON STOCKS (Cost $1,240,176)		1,903,277

Money Market Funds - 5.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (d)	44,276,640	44,285
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	68,491,176	68,498
TOTAL MONEY MARKET FUNDS (Cost $112,780)		112,783

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $1,352,956)	2,016,060
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(52,320)
NET ASSETS - 100.0%	1,963,740

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,342,000 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	129,463	390,335	475,513	1,281	-	-	44,285	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	39,227	310,858	281,587	24	-	-	68,498	0.2%
Total	168,690	701,193	757,100	1,305	-	-	112,783

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	155,034	155,034	-	-
Consumer Discretionary	327,560	327,560	-	-
Consumer Staples	87,531	87,531	-	-
Energy	134,252	134,252	-	-
Financials	132,666	132,666	-	-
Health Care	282,824	282,824	-	-
Industrials	120,585	120,585	-	-
Information Technology	408,025	408,025	-	-
Materials	166,977	166,977	-	-
Real Estate	9,050	9,050	-	-
Utilities	78,773	78,773	-	-

Money Market Funds	112,783	112,783	-	-
Total Investments in Securities:	2,016,060	2,016,060	-	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $68,406) - See accompanying schedule:
Unaffiliated issuers (cost $1,240,176)	$1,903,277
Fidelity Central Funds (cost $112,780)	112,783

Total Investment in Securities (cost $1,352,956)		$2,016,060
Receivable for investments sold		26,116
Receivable for fund shares sold		224
Dividends receivable		619
Distributions receivable from Fidelity Central Funds		192
Prepaid expenses		2
Other receivables		94
Total assets		2,043,307
Liabilities
Payable for investments purchased	$8,445
Payable for fund shares redeemed	1,425
Accrued management fee	908
Other affiliated payables	253
Other payables and accrued expenses	38
Collateral on securities loaned	68,498
Total Liabilities		79,567
Net Assets		$1,963,740
Net Assets consist of:
Paid in capital		$1,274,658
Total accumulated earnings (loss)		689,082
Net Assets		$1,963,740

Net Asset Value and Maximum Offering Price
Leveraged Company Stock :
Net Asset Value , offering price and redemption price per share ($1,828,223 ÷ 53,805 shares)		$33.98
Class K :
Net Asset Value , offering price and redemption price per share ($135,517 ÷ 3,968 shares)		$34.15
Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$16,173
Interest		1
Income from Fidelity Central Funds (including $24 from security lending)		1,305
Total Income		17,479
Expenses
Management fee	$5,720
Transfer agent fees	1,294
Accounting fees	266
Custodian fees and expenses	14
Independent trustees' fees and expenses	4
Registration fees	28
Audit	33
Legal	3
Miscellaneous	6
Total expenses before reductions	7,368
Expense reductions	(37)
Total expenses after reductions		7,331
Net Investment income (loss)		10,148
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	127,479
Foreign currency transactions	2
Total net realized gain (loss)		127,481
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(148,634)
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(148,632)
Net gain (loss)		(21,151)
Net increase (decrease) in net assets resulting from operations		$(11,003)
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,148	$10,222
Net realized gain (loss)	127,481	320,112
Change in net unrealized appreciation (depreciation)	(148,632)	(607,754)
Net increase (decrease) in net assets resulting from operations	(11,003)	(277,420)
Distributions to shareholders	(321,039)	(239,412)
Share transactions - net increase (decrease)	85,410	(168,539)
Total increase (decrease) in net assets	(246,632)	(685,371)

Net Assets
Beginning of period	2,210,372	2,895,743
End of period	$1,963,740	$2,210,372

Financial Highlights
Fidelity® Leveraged Company Stock Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.65	$48.37	$30.88	$29.94	$34.31	$37.25
Income from Investment Operations
Net investment income (loss) A,B	.17	.17	.03 C	.08 D	(.02)	.02
Net realized and unrealized gain (loss)	(.07) E	(4.89)	17.50	.89	.42	3.42 F
Total from investment operations	.10	(4.72)	17.53	.97	.40	3.44
Distributions from net investment income	(.25)	(.12)	(.04)	(.03)	-	(.07)
Distributions from net realized gain	(5.52)	(3.89)	-	-	(4.77)	(6.32)
Total distributions	(5.77)	(4.00) G	(.04)	(.03)	(4.77)	(6.38) G
Net asset value, end of period	$33.98	$39.65	$48.37	$30.88	$29.94	$34.31
Total Return H,I	.50% E	(10.85)%	56.84%	3.24%	1.93%	10.91% F
Ratios to Average Net Assets A,J,K
Expenses before reductions	.75% L	.74%	.75%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.75% L	.74%	.75%	.78%	.78%	.78%
Expenses net of all reductions	.75% L	.74%	.75%	.77%	.78%	.77%
Net investment income (loss)	1.01% L	.38%	.06% C	.27% D	(.06)%	.07%
Supplemental Data
Net assets, end of period (in millions)	$1,828	$1,937	$2,534	$1,631	$1,945	$2,372
Portfolio turnover rate M	60% L	26%	15%	31%	53%	67%

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Calculated based on average shares outstanding during the period.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .16%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .45%.

F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.73%.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Leveraged Company Stock Fund Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$39.84	$48.58	$31.01	$30.04	$34.40	$37.34
Income from Investment Operations
Net investment income (loss) A,B	.19	.21	.06 C	.11 D	.01	.06
Net realized and unrealized gain (loss)	(.07) E	(4.91)	17.59	.91	.42	3.42 F
Total from investment operations	.12	(4.70)	17.65	1.02	.43	3.48
Distributions from net investment income	(.28)	(.16)	(.08)	(.05)	-	(.11)
Distributions from net realized gain	(5.52)	(3.89)	-	-	(4.79)	(6.32)
Total distributions	(5.81) G	(4.04) G	(.08)	(.05)	(4.79)	(6.42) G
Net asset value, end of period	$34.15	$39.84	$48.58	$31.01	$30.04	$34.40
Total Return H,I	.54% E	(10.77)%	57.00%	3.38%	2.03%	11.01% F
Ratios to Average Net Assets B,J,K
Expenses before reductions	.65% L	.65%	.66%	.67%	.67%	.67%
Expenses net of fee waivers, if any	.65% L	.65%	.66%	.67%	.67%	.67%
Expenses net of all reductions	.65% L	.65%	.66%	.66%	.67%	.66%
Net investment income (loss)	1.11% L	.47%	.15% C	.38% D	.05%	.18%
Supplemental Data
Net assets, end of period (in millions)	$136	$274	$362	$285	$347	$431
Portfolio turnover rate M	60% L	26%	15%	31%	53%	67%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .27%.

E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .49%.

F Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.06 per share. Excluding this reimbursement, the total return would have been 10.83%.

G Total distributions per share do not sum due to rounding.

H Total returns for periods of less than one year are not annualized.

I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

L Annualized.

M Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Leveraged Company Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$712,941
Gross unrealized depreciation	(59,117)
Net unrealized appreciation (depreciation)	$653,824
Tax cost	$1,362,236

The Fund elected to defer to its next fiscal year approximately $36,386 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	571,609	728,356

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Leveraged Company Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Leveraged Company Stock	$1,255.14
Class K	39.04
	$1,294
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Leveraged Company Stock Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Leveraged Company Stock Fund	$9

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	28,929	25,269	5,201

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Leveraged Company Stock Fund	21

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Leveraged Company Stock Fund	$3

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Leveraged Company Stock Fund	$3	$-	$-

8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $37.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Leveraged Company Stock	$284,888	$209,842
Class K	36,151	29,570
Total	$321,039	$239,412

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Leveraged Company Stock Fund
Leveraged Company Stock
Shares sold	695	1,890	$24,482	$85,159
Reinvestment of distributions	7,834	4,268	268,740	199,167
Shares redeemed	(3,564)	(9,699)	(120,688)	(427,361)
Net increase (decrease)	4,965	(3,541)	$172,534	$(143,035)
Class K
Shares sold	160	517	$5,473	$23,487
Reinvestment of distributions	1,038	631	36,151	29,570
Shares redeemed	(4,101)	(1,729)	(128,748)	(78,561)
Net increase (decrease)	(2,903)	(581)	$(87,124)	$(25,504)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Leveraged Company Stock Fund
Fidelity® Leveraged Company Stock Fund	.75%
Actual		$ 1,000	$ 1,005.00	$ 3.79
Hypothetical- B		$ 1,000	$ 1,021.42	$ 3.82
Class K	.65%
Actual		$ 1,000	$ 1,005.40	$ 3.29
Hypothetical- B		$ 1,000	$ 1,021.93	$ 3.31

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.753758.123
LSF-SANN-0423
Fidelity® Real Estate Income Fund

Semi-Annual Report
January 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Equity Lifestyle Properties, Inc.	2.7
American Tower Corp.	2.5
Prologis (REIT), Inc.	2.0
Crown Castle International Corp.	1.8
Welltower, Inc.	1.2
Equinix, Inc.	1.1
Mid-America Apartment Communities, Inc.	1.1
LXP Industrial Trust (REIT)	1.1
Public Storage	1.0
Ventas, Inc.	1.0
15.5

Top Five REIT Sectors (% of Fund's net assets)

REITs - Diversified	13.7
REITs - Mortgage	10.1
REITs - Management/Investment	5.5
REITs - Apartments	5.1
REITs - Health Care	4.8

Quality Diversification (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Foreign investments - 0.5%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 25.8%
	Shares	Value ($)
FINANCIALS - 0.8%
Capital Markets - 0.0%
Brookfield Asset Management Ltd. Class A (a)	21,775	710,914
Brookfield Corp. (Canada) Class A	12,700	472,474
		1,183,388
Mortgage Real Estate Investment Trusts - 0.8%
Great Ajax Corp. (b)	1,663,364	14,587,702
MFA Financial, Inc.	1,492,885	17,750,403
Rithm Capital Corp.	500,199	4,706,873
		37,044,978
TOTAL FINANCIALS		38,228,366
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Willscot Mobile Mini Holdings (a)	381,100	18,468,106
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Cyxtera Technologies, Inc. Class A (a)	740,700	2,385,054
REAL ESTATE - 24.6%
Equity Real Estate Investment Trusts (REITs) - 24.4%
Acadia Realty Trust (SBI)	510,426	7,926,916
American Homes 4 Rent Class A	661,200	22,672,548
American Tower Corp.	551,900	123,288,941
AvalonBay Communities, Inc.	128,900	22,872,016
Crown Castle International Corp.	603,310	89,356,244
CubeSmart	378,600	17,336,094
Digital Realty Trust, Inc.	83,900	9,616,618
Douglas Emmett, Inc.	271,700	4,550,975
Easterly Government Properties, Inc. (c)	1,062,300	17,251,752
EastGroup Properties, Inc.	68,600	11,541,950
Elme Communities (SBI)	807,347	15,501,062
Equinix, Inc.	75,500	55,728,815
Equity Lifestyle Properties, Inc.	1,850,596	132,835,768
Equity Residential (SBI)	103,700	6,600,505
Essex Property Trust, Inc.	169,800	38,386,686
Extra Space Storage, Inc.	111,000	17,519,130
Farmland Partners, Inc.	115,756	1,490,937
Gaming & Leisure Properties	386,846	20,719,472
Healthcare Trust of America, Inc.	186,360	4,012,331
Invitation Homes, Inc.	611,100	19,860,750
iStar Financial, Inc.	77,413	718,393
Lamar Advertising Co. Class A	201,900	21,510,426
Life Storage, Inc.	128,100	13,839,924
LXP Industrial Trust (REIT)	4,593,174	53,051,160
Mid-America Apartment Communities, Inc.	325,706	54,301,704
National Retail Properties, Inc.	73,200	3,466,020
NexPoint Residential Trust, Inc.	10,300	520,150
Postal Realty Trust, Inc.	878,500	13,581,610
Prologis (REIT), Inc.	764,330	98,812,582
Public Storage	170,700	51,950,838
Retail Value, Inc.	274,131	68,533
Rexford Industrial Realty, Inc.	67,700	4,296,919
RLJ Lodging Trust	607,000	7,629,990
Sabra Health Care REIT, Inc.	604,175	8,156,363
Safehold, Inc.	5,925	207,138
SITE Centers Corp.	1,379,438	18,829,329
Spirit Realty Capital, Inc.	676,600	29,689,208
Sunstone Hotel Investors, Inc.	372,700	4,095,973
Terreno Realty Corp.	346,628	22,333,242
UDR, Inc.	414,200	17,640,778
UMH Properties, Inc.	335,723	6,016,156
Ventas, Inc.	987,086	51,140,926
VICI Properties, Inc.	825,700	28,222,426
Welltower, Inc.	828,300	62,155,632
Weyerhaeuser Co.	178,300	6,138,869
		1,217,443,799
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	201,400	2,906,202
Digitalbridge Group, Inc.	457,988	6,778,222
		9,684,424
TOTAL REAL ESTATE		1,227,128,223
TOTAL COMMON STOCKS (Cost $924,153,534)		1,286,209,749

Preferred Stocks - 19.7%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts - 0.3%
Great Ajax Corp. 7.25% (b)	611,442	14,986,443

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
LXP Industrial Trust (REIT) Series C, 6.50%	440,102	21,029,772
RLJ Lodging Trust Series A, 1.95%	31,585	799,101
		21,828,873
TOTAL CONVERTIBLE PREFERRED STOCKS		36,815,316
Nonconvertible Preferred Stocks - 19.0%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
DCP Midstream Partners LP:
7.95%(d)	328,262	8,239,376
Series B, 7.875%(d)	256,314	6,446,297
Enbridge, Inc.:
Series 1, 5 year U.S. Treasury Index + 3.140% 5.949%(d)(e)	498,275	11,196,239
Series L, 5 year U.S. Treasury Index + 3.150% 4.959%(d)(e)	111,400	2,235,798
Energy Transfer LP 7.60% (d)	525,651	12,589,341
Global Partners LP:
9.75%(d)	161,507	4,305,793
Series B, 9.50%	67,800	1,709,936
		46,722,780
FINANCIALS - 9.3%
Mortgage Real Estate Investment Trusts - 9.1%
AG Mortgage Investment Trust, Inc.:
8.00%	256,862	4,713,418
Series C, 8.00%(d)	467,638	8,702,743
AGNC Investment Corp.:
6.125%(d)	930,100	20,052,956
6.875%(d)	673,972	14,908,261
Series C, 7.00%(d)(e)	653,202	16,447,626
Series E, 6.50%(d)	1,424,834	31,887,785
Series G, 7.75%(d)	320,000	7,433,600
Annaly Capital Management, Inc.:
6.75%(d)	192,992	4,492,854
Series F, 6.95%(d)(e)	1,599,843	39,836,091
Series G, 6.50%(d)	1,069,599	25,713,160
Arbor Realty Trust, Inc.:
Series D, 6.375%	126,100	2,591,355
Series F, 6.25%(d)	447,536	9,120,784
Cherry Hill Mortgage Investment Corp.:
8.25%(d)	58,325	1,314,354
Series A, 8.20%	63,650	1,451,220
Chimera Investment Corp.:
8.00%(d)	672,531	14,661,176
Series B, 8.00%(d)	1,484,504	33,252,890
Series C, 7.75%(d)	1,962,186	40,067,838
Dynex Capital, Inc. Series C 6.90% (d)	286,688	6,590,957
Ellington Financial LLC 6.75% (d)	212,370	4,672,140
Franklin BSP Realty Trust, Inc. 7.50%	240,633	5,102,502
KKR Real Estate Finance Trust, Inc. 6.50%	188,372	3,663,835
MFA Financial, Inc.:
6.50%(d)	1,117,351	21,631,915
Series B, 7.50%	447,732	9,165,074
PennyMac Mortgage Investment Trust:
6.75%	217,700	4,319,168
8.125%(d)	410,254	9,944,557
Series B, 8.00%(d)	639,908	15,191,416
Ready Capital Corp. Series C, 6.20%	214,250	4,962,030
Rithm Capital Corp.:
7.125%(d)	1,184,542	25,823,016
Series A, 7.50%(d)	580,904	12,959,968
Series C, 6.375%(d)	1,149,554	22,933,602
Series D, 7.00%(d)	151,200	3,211,488
Two Harbors Investment Corp.:
Series A, 8.125%(d)	363,526	8,037,560
Series B, 7.625%(d)	776,859	16,088,750
		450,946,089
Real Estate Management & Development - 0.2%
Brookfield Properties Corp. Series EE, 5.10% (d)	679,025	9,487,110

TOTAL FINANCIALS		460,433,199

REAL ESTATE - 8.8%
Equity Real Estate Investment Trusts (REITs) - 7.2%
Agree Realty Corp. 4.375%	240,000	4,394,400
American Homes 4 Rent:
6.25%	98,905	2,497,351
Series G, 5.875%	199,750	4,714,100
Armada Hoffler Properties, Inc. 6.75%	255,050	5,822,792
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	190,073	4,418,437
Series F, 7.375%	127,400	2,410,408
Series G, 7.375%	63,168	1,306,371
Series H, 7.50%	231,565	4,515,518
Series I, 7.50%	154,709	2,962,677
Braemar Hotels & Resorts, Inc. Series D, 8.25%	173,050	4,246,647
Cedar Realty Trust, Inc.:
7.25%	130,101	2,016,566
Series C, 6.50%	291,600	3,589,596
Centerspace Series C, 6.625%	317,300	8,471,910
City Office REIT, Inc. Series A, 6.625%	178,475	3,928,235
CTO Realty Growth, Inc. 6.375%	120,000	2,611,740
DiamondRock Hospitality Co. 8.25%	448,231	11,546,431
Digital Realty Trust, Inc.:
5.25%	32,900	779,730
Series L, 5.20%	33,700	795,657
Gladstone Commercial Corp.:
6.625%	145,116	3,410,226
Series G, 6.00%	516,000	11,088,840
Gladstone Land Corp. Series D, 5.00%	30,000	724,500
Global Medical REIT, Inc. Series A, 7.50%	150,848	3,807,404
Global Net Lease, Inc.:
Series A, 7.25%	531,595	12,667,909
Series B 6.875%	294,000	6,967,800
Healthcare Trust, Inc.:
7.125%	190,000	4,121,100
Series A 7.375%	364,800	8,474,304
Hersha Hospitality Trust:
Series C, 6.875%	49,450	1,045,759
Series D, 6.50%	197,750	4,071,673
Hudson Pacific Properties, Inc. Series C, 4.75%	790,100	11,756,688
iStar Financial, Inc.:
Series D, 8.00%	291,621	7,369,263
Series G, 7.65%	305,973	7,695,221
Series I, 7.50%	471,496	11,843,980
Kimco Realty Corp.:
5.125%	14,000	327,390
Series M, 5.25%	48,100	1,137,565
National Storage Affiliates Trust Series A, 6.00%	91,575	2,305,859
Necessity Retail (REIT), Inc./The:
7.50%	874,787	20,811,183
Series C 7.375%	379,839	8,888,233
Pebblebrook Hotel Trust:
6.30%	281,697	5,984,653
6.375%	372,994	7,832,874
6.375%	666,800	14,062,812
Series H, 5.70%	717,200	13,605,284
Pennsylvania (REIT):
Series B, 7.375%(a)	99,385	187,838
Series C, 7.20%(a)	50,325	89,579
Series D, 6.875%(a)	150,100	282,939
Plymouth Industrial REIT, Inc. Series A, 7.50%	171,625	4,299,206
Prologis (REIT), Inc. Series Q, 8.54%	93,396	5,369,336
Public Storage:
4.00%	331,800	6,264,384
4.00%	37,000	708,180
Series F, 5.15%	25,800	623,844
Series G, 5.05%	43,800	1,048,572
Series I, 4.875%	75,000	1,695,000
Series J, 4.70%	303,800	6,577,270
Series K, 4.75%	174,000	3,810,600
Series L, 4.625%	139,600	2,986,044
Series S, 4.10%	200,000	3,786,000
Rexford Industrial Realty, Inc.:
Series B, 5.875%	88,600	2,186,648
Series C, 5.625%	78,225	1,901,650
Saul Centers, Inc.:
Series D, 6.125%	82,775	1,941,902
Series E, 6.00%	76,841	1,765,038
SITE Centers Corp. 6.375%	104,400	2,606,868
Sotherly Hotels, Inc.:
Series B, 8.00%	67,250	1,701,425
Series C, 7.875%	107,000	2,728,500
Spirit Realty Capital, Inc. Series A, 6.00%	101,125	2,445,203
Summit Hotel Properties, Inc.:
Series E, 6.25%	457,602	10,465,266
Series F, 5.875%	377,000	8,312,737
Sunstone Hotel Investors, Inc.:
Series H, 6.125%	180,000	3,861,000
Series I, 5.70%	240,000	4,946,400
UMH Properties, Inc. Series D, 6.375%	650,125	15,050,394
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	281,325	6,414,210
Series K 5.875%	69,225	1,518,797
Vornado Realty Trust:
Series L, 5.40%	30,100	572,803
Series M, 5.25%	2,000	37,600
Series N, 5.25%	147,400	2,707,738
Series O, 4.45%	342,900	5,558,409
		355,480,466
Real Estate Management & Development - 1.6%
Brookfield Property Partners LP:
5.75%	43,000	784,750
6.50%	34,125	695,809
Digitalbridge Group, Inc.:
Series H, 7.125%	965,305	21,690,403
Series I, 7.15%	1,074,492	24,251,284
Series J, 7.15%	1,387,346	30,577,106
Seritage Growth Properties Series A, 7.00%	91,986	2,210,424
		80,209,776
TOTAL REAL ESTATE		435,690,242

TOTAL NONCONVERTIBLE PREFERRED STOCKS		942,846,221
TOTAL PREFERRED STOCKS (Cost $1,078,172,406)		979,661,537

Corporate Bonds - 17.7%
	Principal Amount (f)	Value ($)
Convertible Bonds - 1.3%
FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts - 0.9%
MFA Financial, Inc. 6.25% 6/15/24	9,700,000	9,190,750
PennyMac Corp. 5.5% 11/1/24	18,167,000	16,804,475
Redwood Trust, Inc. 5.625% 7/15/24	8,631,000	8,167,084
RWT Holdings, Inc. 5.75% 10/1/25	4,474,000	3,961,277
Two Harbors Investment Corp. 6.25% 1/15/26	4,896,000	4,348,138
		42,471,724
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Digitalbridge Group, Inc. 5% 4/15/23	21,416,000	21,215,225

TOTAL CONVERTIBLE BONDS		63,686,949
Nonconvertible Bonds - 16.4%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (g)	13,965,000	11,381,475

CONSUMER DISCRETIONARY - 3.3%
Hotels, Restaurants & Leisure - 1.7%
Caesars Entertainment, Inc. 8.125% 7/1/27 (g)	17,465,000	17,726,975
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(g)	13,965,000	11,727,109
4% 5/1/31(g)	6,000,000	5,199,000
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (g)	22,890,000	19,849,750
Marriott Ownership Resorts, Inc. 4.5% 6/15/29 (g)	20,315,000	17,684,394
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	8,000,000	7,500,187
Times Square Hotel Trust 8.528% 8/1/26 (g)	3,387,595	3,373,780
		83,061,195
Household Durables - 1.6%
Adams Homes, Inc. 7.5% 2/15/25 (g)	7,530,000	6,476,266
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
4.625% 8/1/29(g)	4,015,000	3,352,525
4.625% 4/1/30(g)	6,840,000	5,680,026
6.625% 1/15/28(g)	7,925,000	7,229,185
Century Communities, Inc.:
3.875% 8/15/29(g)	13,005,000	10,932,718
6.75% 6/1/27	4,670,000	4,605,203
LGI Homes, Inc. 4% 7/15/29 (g)	13,310,000	10,781,100
M/I Homes, Inc. 3.95% 2/15/30	17,070,000	14,360,308
New Home Co., Inc. 7.25% 10/15/25 (g)	6,180,000	5,361,150
TRI Pointe Homes, Inc. 5.25% 6/1/27	11,458,000	10,780,374
		79,558,855
TOTAL CONSUMER DISCRETIONARY		162,620,050

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 8.5% 10/30/25 (g)	1,682,000	1,585,285
Global Partners LP/GLP Finance Corp. 7% 8/1/27	3,955,000	3,797,303
		5,382,588
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Brixmor Operating Partnership LP 4.05% 7/1/30	4,000,000	3,658,222
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	5,000,000	4,668,750
		8,326,972
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Sabra Health Care LP:
3.9% 10/15/29	989,000	845,578
5.125% 8/15/26	20,264,000	19,599,235
		20,444,813
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Williams Scotsman International, Inc.:
4.625% 8/15/28(g)	4,250,000	3,937,859
6.125% 6/15/25(g)	3,240,000	3,255,941
		7,193,800
REAL ESTATE - 12.1%
Equity Real Estate Investment Trusts (REITs) - 9.3%
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (g)	28,405,000	21,576,365
American Homes 4 Rent LP:
2.375% 7/15/31	7,000,000	5,713,236
3.625% 4/15/32	17,000,000	15,115,655
4.9% 2/15/29	5,000,000	4,865,008
American Tower Corp.:
2.7% 4/15/31	2,000,000	1,686,312
3.8% 8/15/29	23,000,000	21,495,567
4.05% 3/15/32	27,000,000	25,017,165
Boston Properties, Inc.:
3.25% 1/30/31	11,000,000	9,456,812
6.75% 12/1/27	37,000	39,175
CBL & Associates LP:
4.6% 10/15/24(h)(i)	18,229,000	2
5.25% 12/1/23(h)(i)	11,371,000	1
5.95% 12/15/26(h)(i)	10,317,000	1
Crown Castle International Corp.:
2.25% 1/15/31	5,000,000	4,173,198
2.5% 7/15/31	5,000,000	4,207,026
3.8% 2/15/28	2,000,000	1,908,555
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (g)	26,490,000	23,719,411
EPR Properties:
3.6% 11/15/31	2,000,000	1,546,153
4.95% 4/15/28	8,000,000	7,233,956
Equinix, Inc.:
3.2% 11/18/29	5,000,000	4,526,066
3.9% 4/15/32	17,000,000	15,631,351
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (g)	5,075,000	4,289,681
GLP Capital LP/GLP Financing II, Inc.:
5.3% 1/15/29	19,193,000	18,713,367
5.375% 4/15/26	3,000,000	2,996,940
Hudson Pacific Properties LP 4.65% 4/1/29	6,000,000	5,226,453
Invitation Homes Operating Partnership LP 4.15% 4/15/32	30,000,000	27,511,004
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	6,000,000	4,199,926
4.625% 8/1/29	19,835,000	15,421,713
5% 10/15/27	5,000,000	4,226,675
Office Properties Income Trust:
4.25% 5/15/24	4,974,000	4,827,162
4.5% 2/1/25	21,056,000	19,589,557
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	2,000,000	1,618,199
4.5% 4/1/27	2,434,000	2,348,135
4.95% 4/1/24	2,866,000	2,843,469
Park Intermediate Holdings LLC 4.875% 5/15/29 (g)	12,000,000	10,374,008
Realty Income Corp. 4.875% 6/1/26	436,000	438,932
RLJ Lodging Trust LP:
3.75% 7/1/26(g)	8,000,000	7,307,759
4% 9/15/29(g)	22,550,000	18,912,685
SBA Communications Corp. 3.125% 2/1/29	5,000,000	4,235,913
Senior Housing Properties Trust:
4.75% 5/1/24	19,148,000	16,706,630
4.75% 2/15/28	9,933,000	6,053,369
Service Properties Trust:
4.65% 3/15/24	3,500,000	3,408,110
7.5% 9/15/25	7,950,000	7,817,156
Sun Communities Operating LP 4.2% 4/15/32	439,000	402,299
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (g)	31,820,000	22,114,900
Uniti Group, Inc.:
6% 1/15/30(g)	18,035,000	11,954,364
7.875% 2/15/25(g)	5,000,000	4,934,604
VICI Properties LP 5.125% 5/15/32	34,000,000	32,524,400
VICI Properties LP / VICI Note Co. 4.625% 12/1/29 (g)	14,000,000	13,037,340
Vornado Realty LP 3.4% 6/1/31	6,000,000	4,597,230
Welltower, Inc. 4% 6/1/25	5,000,000	4,888,460
XHR LP:
4.875% 6/1/29(g)	10,000,000	8,875,000
6.375% 8/15/25(g)	4,250,000	4,186,572
		464,493,027
Real Estate Management & Development - 2.8%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (g)	11,165,000	10,777,909
Five Point Operation Co. LP 7.875% 11/15/25 (g)	6,133,000	5,512,723
Forestar Group, Inc.:
3.85% 5/15/26(g)	9,000,000	8,019,854
5% 3/1/28(g)	5,000,000	4,362,514
Greystar Real Estate Partners 5.75% 12/1/25 (g)	6,885,000	6,770,915
Howard Hughes Corp.:
4.125% 2/1/29(g)	14,960,000	12,918,259
4.375% 2/1/31(g)	22,625,000	18,799,873
5.375% 8/1/28(g)	11,900,000	11,024,041
Kennedy-Wilson, Inc.:
4.75% 3/1/29	19,075,000	16,023,000
4.75% 2/1/30	26,715,000	21,912,578
5% 3/1/31	6,960,000	5,677,307
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (g)	4,965,000	3,885,113
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (g)	15,000,000	11,250,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 6/15/27 (g)	1,798,000	1,767,344
		138,701,430
TOTAL REAL ESTATE		603,194,457

TOTAL NONCONVERTIBLE BONDS		818,544,155
TOTAL CORPORATE BONDS (Cost $974,802,263)		882,231,104

Asset-Backed Securities - 1.5%
	Principal Amount (f)	Value ($)
American Homes 4 Rent:
Series 2015-SFR1 Class F, 5.885% 4/17/52 (g)	2,000,000	1,949,125
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (g)	8,259,000	8,138,974
Class XS, 0% 10/17/52 (d)(g)(i)(j)	4,514,831	45
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1 month U.S. LIBOR + 1.500% 3.3464% 3/20/50 (d)(e)(g)(i)	2,250,000	0
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33	377,473	347,043
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 7.4584% 2/22/36 (d)(e)(g)	2,142,000	2,116,412
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (d)	235,351	234,821
Series 1997-3 Class M1, 7.53% 3/15/28	2,224,405	2,096,953
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (g)	2,769,158	2,364,616
Series 2021-1 Class F, 3.325% 9/17/41 (g)	6,769,690	5,390,526
Series 2021-2 Class G, 4.505% 12/17/26 (g)	27,963,465	23,487,655
Series 2021-3 Class F, 4.242% 1/17/41 (g)	10,079,208	8,488,830
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	497,467	351,620
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (d)	733,697	721,331
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/39 (g)	2,900,000	2,431,629
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (g)	1,000,000	945,550
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (g)	3,785,000	3,680,014
Series 2018-SFR1 Class F, 4.96% 5/17/37 (g)	8,282,000	7,835,998
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (g)	3,000,000	2,559,292
TOTAL ASSET-BACKED SECURITIES (Cost $83,658,108)		73,140,434

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.4962% 2/25/42 (d)(g)(i)	24,467	8,028
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.4293% 6/25/43 (d)(g)	42,602	30,438
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $48,668)		38,466

Commercial Mortgage Securities - 24.0%
	Principal Amount (f)	Value ($)
BANK sequential payer Series 2021-BN33 Class A5, 2.556% 5/15/64	14,931,000	12,773,926
Bank sequential payer Series 2021-BN36 Class A5, 2.47% 9/15/64	25,000,000	21,099,068
BANK:
sequential payer:
Series 2022-BNK39 Class A4, 2.928% 2/15/55	13,750,000	12,020,518
Series 2022-BNK42 Class D, 2.5% 6/15/55 (g)	2,000,000	1,146,914
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	20,000,000	19,759,460
Series 2022-BNK43 Class A5, 4.399% 8/15/55	10,485,000	10,269,706
Series 2022-BNK44, Class A5, 5.7462% 11/15/55	10,000,000	10,821,301
Series 2017-BNK8 Class E, 2.8% 11/15/50 (g)	11,374,393	6,453,207
Series 2018-BN12 Class D, 3% 5/15/61 (g)	1,682,000	1,124,652
Series 2020-BN30 Class MCDG, 2.9182% 12/15/53 (d)	2,000,000	1,174,947
Series 2021-BN38 Class C, 3.2171% 12/15/64 (d)	3,505,000	2,535,100
Series 2022-BNK41, Class C, 3.79% 4/15/65 (d)	4,433,000	3,338,486
Series 2022-BNK42 Class C, 4.7217% 6/15/55 (d)	6,500,000	5,384,504
Series 2022-BNK43 Class D, 3% 8/15/55 (g)	5,344,000	3,147,393
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8383% 7/15/49 (d)	3,030,000	2,763,748
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	25,000,000	21,424,388
BBCMS Series 2022-C15 Class C, 3.8309% 4/15/55 (d)	3,094,000	2,338,681
BBCMS Mortgage Trust:
sequential payer Series 2022-C17:
Class C, 5.45% 9/15/55	2,000,000	1,708,372
Class D, 2.5% 9/15/55 (g)	2,000,000	1,128,823
Series 2019-C3 Class C, 4.178% 5/15/52	6,775,000	5,619,386
Series 2020-C6 Class C, 3.045% 2/15/53	1,129,000	847,643
Series 2020-C7 Class C, 3.6034% 4/15/53 (d)	2,067,000	1,619,092
Series 2022-C16 Class C, 4.6% 6/15/55 (d)	5,250,000	4,188,641
Benchmark Mortgage Trust:
sequential payer:
Series 2019-B13 Class A4, 2.952% 8/15/57	19,715,000	17,679,949
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(g)(i)	3,427,000	2,858,402
Class 225E, 3.2943% 12/15/62 (d)(g)(i)	5,141,000	3,478,893
Series 2021-B28 Class A5, 2.2237% 8/15/54	10,000,000	8,274,141
Series 2021-B29, Class A5, 2.3879% 9/15/54	15,000,000	12,575,060
Series 2022-B34 Class A5, 3.786% 4/15/55	22,168,402	20,615,592
Series 2022-B35 Class A5, 4.4452% 5/15/55 (d)	27,302,000	26,930,294
Series 2019-B13 Class D, 2.5% 8/15/57 (g)	1,000,000	614,347
Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (d)(g)	11,379,000	9,604,434
Series 2022-B32 Class A5, 3.0019% 1/15/55	26,618,000	23,183,471
Series 2022-B35:
Class C, 4.4452% 5/15/55 (d)	9,500,000	7,662,954
Class D, 2.5% 5/15/55 (g)	3,500,000	1,978,632
Series 2022-B36:
Class C, 5.1189% 7/15/55 (d)	2,000,000	1,714,069
Class D, 2.5% 7/15/55 (g)	3,828,000	2,062,103
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 8.349% 10/15/38 (d)(e)(g)	7,254,325	6,766,293
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class F, 1 month U.S. LIBOR + 3.210% 7.678% 12/15/38 (d)(e)(g)	7,790,000	7,205,161
Series 2021-PAC Class G, 1 month U.S. LIBOR + 2.940% 7.4061% 10/15/36 (d)(e)(g)	17,232,000	16,170,974
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 8.4113% 5/15/38 (d)(e)(g)	20,979,000	19,601,403
Series 2020-VIVA Class E, 3.5488% 3/11/44 (d)(g)	20,898,990	16,092,258
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 8.5838% 2/15/39 (d)(e)(g)	5,106,145	4,805,020
BX Trust:
floater:
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 8.059% 4/15/34 (d)(e)(g)	5,181,000	4,841,147
Series 2019-XL:
Class G, CME Term SOFR 1 Month Index + 2.410% 6.8925% 10/15/36 (d)(e)(g)	13,391,750	13,030,814
Class J, CME Term SOFR 1 Month Index + 2.760% 7.2425% 10/15/36 (d)(e)(g)	15,217,550	14,720,790
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 8.469% 10/15/36 (d)(e)(g)	2,172,454	1,998,290
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 7.755% 11/15/38 (d)(e)(g)	20,581,000	19,487,517
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 7.8085% 10/15/26 (d)(e)(g)	23,874,000	21,894,635
Series 2021-SOAR Class J, 8.21% 6/15/38 (d)(g)	18,862,116	17,741,966
Series 2021-VOLT Class G, 1 month U.S. LIBOR + 2.850% 7.309% 9/15/36 (d)(e)(g)	5,000,000	4,741,542
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 7.828% 1/15/39 (d)(e)(g)	6,200,000	5,745,667
Class G, CME Term SOFR 1 Month Index + 4.200% 8.678% 1/15/39 (d)(e)(g)	11,340,000	10,592,742
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 7.777% 1/15/39 (d)(e)(g)	4,367,000	4,071,760
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 7.652% 10/15/36 (d)(e)(g)	19,151,000	17,238,196
Series 2019-OC11 Class E, 3.944% 12/9/41 (d)(g)	22,521,000	18,103,884
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/44 (d)(g)	5,754,000	3,245,064
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 7.709% 12/15/37 (d)(e)(g)	14,973,000	14,030,411
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (g)	3,353,000	2,226,397
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	14,820,000	13,283,702
Series 2016-C3 Class D, 3% 11/15/49 (g)	7,010,000	4,396,784
Series 2022-GC48:
Class D, 2.5% 6/15/55 (g)	4,000,000	2,251,961
Class E, 2.5% 6/15/55 (g)	2,000,000	1,017,693
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.150% 7.609% 9/15/33 (d)(e)(g)	4,265,000	3,345,422
Class G, 1 month U.S. LIBOR + 5.150% 9.6153% 9/15/33 (d)(e)(g)	4,265,000	3,259,597
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (g)	4,741,000	4,061,243
Series 2012-CR1:
Class D, 5.3527% 5/15/45 (d)(g)	5,550,000	4,063,457
Class G, 2.462% 5/15/45 (g)(i)	6,346,000	1,815,566
Series 2014-UBS2 Class D, 4.9814% 3/10/47 (d)(g)	3,713,000	3,314,349
Series 2017-CD4 Class D, 3.3% 5/10/50 (g)	2,769,000	2,054,520
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	3,000,000	2,458,110
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (g)	2,769,000	2,021,218
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.871% 8/15/45 (d)(g)	1,804,916	1,665,157
Class E, 4.871% 8/15/45 (d)(g)	8,000,000	6,632,354
Class F, 4.25% 8/15/45 (g)	2,000,000	1,418,128
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 8.6759% 6/15/34 (e)(g)	7,120,000	6,398,920
Credit Suisse Mortgage Trust:
floater:
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 8.4455% 11/15/23 (d)(e)(g)	906,000	877,332
Series 2021-BPNY Class A, 1 month U.S. LIBOR + 3.710% 8.1744% 8/15/23 (d)(e)(g)	18,000,000	17,385,615
Series 2020-NET:
Class E, 3.7042% 8/15/37 (d)(g)	9,400,000	8,135,841
Class F, 3.7042% 8/15/37 (d)(g)	7,050,000	5,994,718
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.0517% 5/15/23 (d)(e)(g)	9,280,000	8,745,088
CSAIL Commercial Mortgage Trust:
sequential payer Series 2019-C15 Class A4, 4.0529% 3/15/52	9,425,000	8,948,741
Series 2017-C8 Class D, 4.4378% 6/15/50 (d)(g)	4,297,000	3,142,035
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3553% 8/10/44 (d)(g)(i)	2,924,187	2,741,179
ELP Commercial Mortgage Trust floater Series 2021-ELP Class J, 1 month U.S. LIBOR + 3.610% 8.0749% 11/15/38 (d)(e)(g)	15,448,000	14,490,433
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class E, 1 month U.S. LIBOR + 2.200% 6.659% 10/15/36 (d)(e)(g)	7,437,000	6,727,474
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 7.059% 7/15/35 (d)(e)(g)(i)	3,808,000	2,526,935
sequential payer:
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	25,860,000	23,194,426
Series 2021-GSA3 Class A5, 2.6183% 12/15/54	12,657,000	10,647,981
Series 2011-GC5:
Class C, 5.1538% 8/10/44 (d)(g)	8,899,000	6,455,362
Class D, 5.1538% 8/10/44 (d)(g)	2,733,635	1,135,075
Class E, 5.1538% 8/10/44 (d)(g)(i)	8,138,000	734,219
Class F, 4.5% 8/10/44 (g)(i)	7,897,000	27,699
Series 2012-GCJ9:
Class D, 4.8029% 11/10/45 (d)(g)	4,870,833	4,506,008
Class E, 4.8029% 11/10/45 (d)(g)	1,908,000	1,640,828
Series 2013-GC16:
Class D, 5.3111% 11/10/46 (d)(g)	3,708,000	3,498,311
Class F, 3.5% 11/10/46 (g)	7,221,000	6,577,404
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 10.2084% 11/21/35 (d)(e)(g)(i)	6,938,114	5,810,524
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (d)(g)	20,270,000	17,556,108
IMT Trust Series 2017-APTS Class EFX, 3.4966% 6/15/34 (d)(g)	9,213,000	8,531,712
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (g)	2,896,000	2,723,028
Intown Mortgage Trust floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 9.5094% 8/15/39 (d)(e)(g)	2,000,000	1,978,110
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (g)	8,640,000	6,336,108
Series 2014-C26 Class D, 3.8743% 1/15/48 (d)(g)	3,398,000	2,758,297
JPMDB Commercial Mortgage Securities Trust:
sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	13,000,000	11,342,010
Series 2018-C8 Class D, 3.3107% 6/15/51 (d)(g)	1,698,000	1,159,352
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2021-1MEM Class E, 2.6535% 10/9/42 (d)(g)	9,552,000	6,043,653
Series 2011-C3:
Class E, 5.5251% 2/15/46 (d)(g)(i)	13,774,000	6,033,548
Class G, 4.409% 2/15/46 (d)(g)	4,671,000	398,270
Class H, 4.409% 2/15/46 (d)(g)(i)	7,077,000	618,398
Series 2012-CBX:
Class E, 4.6896% 6/15/45 (d)(g)(i)	4,953,910	4,118,749
Class F, 4% 6/15/45 (g)(i)	8,192,000	2,927,362
Class G 4% 6/15/45 (g)	4,044,000	938,958
Series 2013-LC11:
Class D, 4.2611% 4/15/46 (d)(i)	7,722,000	6,472,134
Class E, 3.25% 4/15/46 (d)(g)	472,000	221,795
Class F, 3.25% 4/15/46 (d)(g)(i)	2,518,000	348,995
Series 2014-DSTY Class E, 3.8046% 6/10/27 (d)(g)(i)	8,161,000	20,120
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(g)	5,039,000	3,560,820
Series 2020-NNN Class FFX, 4.6254% 1/16/37 (g)	2,000,000	1,653,578
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 8.409% 8/15/38 (d)(e)(g)	7,103,659	6,380,613
MED Trust floater Series 2021-MDLN Class G, 1 month U.S. LIBOR + 5.250% 9.71% 11/15/38 (d)(e)(g)	18,206,910	16,936,610
Merit floater Series 2021-STOR Class J, 1 month U.S. LIBOR + 3.950% 8.409% 7/15/38 (d)(e)(g)	3,476,000	3,307,338
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 7.66% 4/15/38 (d)(e)(g)	20,601,000	19,724,757
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 7.7372% 1/15/27 (d)(e)(g)	4,182,990	3,942,083
Class G, CME Term SOFR 1 Month Index + 3.950% 8.4355% 1/15/27 (d)(e)(g)	18,873,495	17,616,723
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.5398% 11/15/45 (d)(g)	2,000,000	1,760,549
Series 2012-C6, Class F, 4.5398% 11/15/45 (d)(g)	2,500,000	1,937,712
Series 2013-C12 Class D, 4.7613% 10/15/46 (d)(g)	7,164,000	6,379,659
Series 2013-C13:
Class D, 4.8952% 11/15/46 (d)(g)	6,218,000	5,748,752
Class E, 4.8952% 11/15/46 (d)(g)	3,341,000	2,914,476
Series 2013-C9:
Class C, 4.014% 5/15/46 (d)	3,302,000	2,975,291
Class D, 4.102% 5/15/46 (d)(g)	5,137,000	4,472,572
Series 2016-C30 Class D, 3% 9/15/49 (g)	2,726,000	1,772,206
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(g)	14,270	14,147
Series 2011-C2:
Class D, 5.2113% 6/15/44 (d)(g)	3,403,110	3,205,968
Class F, 5.2113% 6/15/44 (d)(g)(i)	4,440,000	2,848,271
Class XB, 0.445% 6/15/44 (d)(g)(j)	28,858,802	105,482
Series 2011-C3:
Class D, 5.0825% 7/15/49 (d)(g)	7,317,000	7,091,301
Class E, 5.0825% 7/15/49 (d)(g)(i)	3,456,000	2,979,798
Class F, 5.0825% 7/15/49 (d)(g)(i)	5,624,050	3,582,955
Class G, 5.0825% 7/15/49 (d)(g)(i)	5,049,500	2,816,697
Series 2015-MS1 Class D, 4.024% 5/15/48 (d)(g)	10,833,000	8,953,948
Series 2016-BNK2 Class C, 3% 11/15/49 (g)(i)	2,966,000	2,195,071
Series 2017-H1:
Class C, 4.281% 6/15/50	2,470,594	2,153,280
Class D, 2.546% 6/15/50 (g)	5,000,000	3,528,079
Series 2018-H4 Class A4, 4.31% 12/15/51	14,240,929	13,860,142
Series 2020-L4, Class C, 3.536% 2/15/53	2,765,000	2,137,093
MSC sequential payer Series 2021-L7 Class A5, 2.574% 10/15/54	10,055,000	8,403,015
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(g)	1,500,000	1,039,524
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 8.209% 6/15/35 (d)(e)(g)	651,000	498,134
Series 2020-2PAC Class AMZ3, 3.5% 1/15/37 (d)(g)	2,502,675	2,124,273
OPG Trust floater Series 2021-PORT:
Class G, 1 month U.S. LIBOR + 2.390% 6.857% 10/15/36 (d)(e)(g)	4,776,372	4,501,406
Class J, 1 month U.S. LIBOR + 3.340% 7.805% 10/15/36 (d)(e)(g)	8,554,840	7,946,935
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class E, 1 month U.S. LIBOR + 2.600% 7.06% 7/15/38 (d)(e)(g)	500,000	460,841
Class G, 1 month U.S. LIBOR + 4.350% 8.81% 7/15/38 (d)(e)(g)	5,944,000	5,407,687
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (g)	9,277,000	7,009,568
Prima Capital Ltd. floater Series 2021-9A Class C, 1 month U.S. LIBOR + 2.350% 6.8357% 12/15/37 (d)(e)(g)	5,000,000	4,672,730
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)	2,961,734	3,068,579
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 7.4059% 3/25/34 (d)(e)(g)	3,401,000	3,340,882
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/37 (d)(g)	5,000,000	4,370,250
SLG Office Trust:
sequential payer Series 2021-OVA Class A, 2.5854% 7/15/41 (g)	13,377,000	11,156,434
Series 2021-OVA Class G, 2.8506% 7/15/41 (g)	5,000,000	3,195,622
SMRT Commercial Mortgage Trust floater Series 2022-MINI Class F, CME Term SOFR 1 Month Index + 3.350% 7.829% 1/15/39 (d)(e)(g)	19,615,000	18,165,283
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 7.7248% 10/15/38 (d)(e)(g)	12,754,000	11,704,844
Series 2021-MFP Class G, 1 month U.S. LIBOR + 2.970% 7.4328% 11/15/38 (d)(e)(g)	3,874,000	3,628,217
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 8.3745% 11/15/36 (d)(e)(g)	10,872,000	10,186,963
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 7.362% 11/15/36 (d)(e)(g)	4,985,000	4,673,404
Class F, 1 month U.S. LIBOR + 3.550% 8.01% 11/15/36 (d)(e)(g)	15,282,000	14,315,247
Class G, 1 month U.S. LIBOR + 4.200% 8.659% 11/15/36 (d)(e)(g)	9,177,000	8,555,661
SUMIT Mortgage Trust Series 2022-BVUE:
Class D, 2.8925% 2/12/41 (d)(g)	6,000,000	4,306,920
Class F, 2.8925% 2/12/41 (d)(g)	3,211,000	2,039,791
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 8.31% 6/15/26 (d)(e)(g)	7,308,000	6,927,581
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 6.6333% 5/10/45 (d)(g)	321,258	292,011
Class E, 5% 5/10/45 (d)(g)(i)	6,268,000	2,443,266
Class F, 5% 5/10/45 (d)(g)(i)	2,221,350	106,242
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (d)(g)(i)	2,143,000	1,934,813
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 9.459% 7/15/39 (d)(e)(g)	800,000	712,607
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 8.359% 7/15/39 (d)(e)(g)	6,685,000	6,009,851
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 8.97% 1/18/37 (d)(e)(g)	18,580,000	17,505,686
Wells Fargo Commercial Mortgage Trust:
Series 2016-BNK1 Class D, 3% 8/15/49 (g)	6,979,000	4,203,473
Series 2016-NXS6 Class D, 3.059% 11/15/49 (g)	5,037,000	3,789,516
Series 2019-C52 Class C, 3.561% 8/15/52	883,000	681,141
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(i)	3,955,000	251,488
Series 2011-C3:
Class D, 5.3781% 3/15/44 (d)(g)	1,537,072	576,402
Class E, 5% 3/15/44 (g)(i)	2,966,000	14,726
Series 2011-C5:
Class E, 5.5718% 11/15/44 (d)(g)	2,061,452	1,955,100
Class F, 5.25% 11/15/44 (d)(g)	3,500,000	3,178,795
Class G, 5.25% 11/15/44 (d)(g)	2,000,000	1,735,640
Series 2013-C11 Class E, 4.2033% 3/15/45 (d)(g)	4,727,000	3,828,856
Series 2013-C13 Class D, 4.2111% 5/15/45 (d)(g)	3,955,000	3,859,085
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(g)	6,725,000	5,454,043
Class PR2, 3.516% 6/5/35 (d)(g)	2,541,000	1,938,534
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,353,081,986)		1,192,927,381

Bank Loan Obligations - 1.8%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.4299% 9/9/26 (d)(e)(k)	8,341,200	8,271,718
FINANCIALS - 1.5%
Diversified Financial Services - 1.5%
Agellan Portfolio 9% 8/7/25 (i)(k)	6,611,000	6,611,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 9.478% 1/9/24 (d)(e)(i)(k)	24,679,910	23,445,915
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 8.8986% 1/21/27 (d)(e)(i)(k)	18,837,337	18,837,337
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 12.8179% 11/15/23 (d)(e)(i)(k)	29,336,049	26,695,805
		75,590,057
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.1336% 8/21/25 (d)(e)(k)	4,974,425	4,949,552
TOTAL BANK LOAN OBLIGATIONS (Cost $92,595,120)		88,811,327

Preferred Securities - 0.1%
	Principal Amount (f)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 7.125% (d)(l)	6,000,000	5,573,113
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)(i)	1,220,000	12
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)(i)	500,000	0
TOTAL FINANCIALS		12
TOTAL PREFERRED SECURITIES (Cost $7,297,768)		5,573,125

Money Market Funds - 8.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (m)	437,328,412	437,415,878
Fidelity Securities Lending Cash Central Fund 4.38% (m)(n)	680,807	680,875
TOTAL MONEY MARKET FUNDS (Cost $438,049,734)		438,096,753

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,951,859,587)	4,946,689,876
NET OTHER ASSETS (LIABILITIES) - 0.6%	30,452,861
NET ASSETS - 100.0%	4,977,142,737

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,296,629,433 or 26.1% of net assets.

(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	750,712,446	582,977,203	896,273,771	8,747,195	-	-	437,415,878	0.9%
Fidelity Securities Lending Cash Central Fund 4.38%	-	18,212,485	17,531,610	279	-	-	680,875	0.0%
Total	750,712,446	601,189,688	913,805,381	8,747,474	-	-	438,096,753

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Great Ajax Corp.	18,330,271	-	-	700,862	197,355	(3,742,569)	14,587,702
Great Ajax Corp. 7.25%	15,139,304	-	-	554,119	-	(152,861)	14,986,443
Total	33,469,575	-	-	1,254,981	197,355	(3,895,430)	29,574,145

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Energy	46,722,780	46,722,780	-	-
Financials	513,648,008	498,661,565	14,986,443	-
Industrials	18,468,106	18,468,106	-	-
Information Technology	2,385,054	2,385,054	-	-
Real Estate	1,684,647,338	1,662,818,465	21,828,873	-

Corporate Bonds	882,231,104	-	882,231,100	4

Asset-Backed Securities	73,140,434	-	73,140,389	45

Collateralized Mortgage Obligations	38,466	-	30,438	8,028

Commercial Mortgage Securities	1,192,927,381	-	1,133,221,331	59,706,050

Bank Loan Obligations	88,811,327	-	13,221,270	75,590,057

Preferred Securities	5,573,125	-	5,573,113	12

Money Market Funds	438,096,753	438,096,753	-	-
Total Investments in Securities:	4,946,689,876	2,667,152,723	2,144,232,957	135,304,196

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$78,982,346
Net Realized Gain (Loss) on Investment Securities	38
Net Unrealized Gain (Loss) on Investment Securities	(2,674,657)
Cost of Purchases	-
Proceeds of Sales	(720,128)
Amortization/Accretion	2,458
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$75,590,057
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(2,674,657)
Commercial Mortgage Securities
Beginning Balance	$43,384,637
Net Realized Gain (Loss) on Investment Securities	(2,510,037)
Net Unrealized Gain (Loss) on Investment Securities	2,902,996
Cost of Purchases	-
Proceeds of Sales	(4,908,131)
Amortization/Accretion	(291,287)
Transfers into Level 3	40,180,968
Transfers out of Level 3	(19,053,096)
Ending Balance	$59,706,050
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$586,301
Other Investments in Securities
Beginning Balance	$45,124
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(7,043)
Cost of Purchases	-
Proceeds of Sales	(1,530)
Amortization/Accretion	(280)
Transfers into Level 3	6,546
Transfers out of Level 3	(34,728)
Ending Balance	$8,089
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(7,043)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $680,456) - See accompanying schedule:
Unaffiliated issuers (cost $4,477,771,236)	$4,479,018,978
Fidelity Central Funds (cost $438,049,734)	438,096,753
Other affiliated issuers (cost $36,038,617)	29,574,145

Total Investment in Securities (cost $4,951,859,587)		$4,946,689,876
Cash		41,564
Foreign currency held at value (cost $41)		41
Receivable for investments sold		41,458
Receivable for fund shares sold		12,728,858
Dividends receivable		3,037,507
Interest receivable		20,970,001
Distributions receivable from Fidelity Central Funds		1,532,917
Prepaid expenses		5,635
Total assets		4,985,047,857
Liabilities
Payable for investments purchased	$243,335
Payable for fund shares redeemed	4,002,638
Accrued management fee	2,134,606
Transfer agent fee payable	547,947
Distribution and service plan fees payable	134,212
Other affiliated payables	107,562
Other payables and accrued expenses	53,945
Collateral on securities loaned	680,875
Total Liabilities		7,905,120
Net Assets		$4,977,142,737
Net Assets consist of:
Paid in capital		$5,041,510,053
Total accumulated earnings (loss)		(64,367,316)
Net Assets		$4,977,142,737

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($322,252,996 ÷ 27,428,966 shares) (a)		$11.75
Maximum offering price per share (100/96.00 of $11.75)		$12.24
Class M :
Net Asset Value and redemption price per share ($46,004,029 ÷ 3,914,229 shares) (a)		$11.75
Maximum offering price per share (100/96.00 of $11.75)		$12.24
Class C :
Net Asset Value and offering price per share ($71,010,000 ÷ 6,149,714 shares) (a)		$11.55
Real Estate Income :
Net Asset Value , offering price and redemption price per share ($1,432,741,107 ÷ 121,040,684 shares)		$11.84
Class I :
Net Asset Value , offering price and redemption price per share ($1,622,014,991 ÷ 137,650,988 shares)		$11.78
Class Z :
Net Asset Value , offering price and redemption price per share ($1,483,119,614 ÷ 125,907,163 shares)		$11.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends (including $1,254,981 earned from affiliated issuers)		$59,470,068
Interest		73,390,826
Income from Fidelity Central Funds (including $279 from security lending)		8,747,474
Total Income		141,608,368
Expenses
Management fee	$13,532,509
Transfer agent fees	3,408,138
Distribution and service plan fees	857,074
Accounting fees	650,969
Custodian fees and expenses	15,039
Independent trustees' fees and expenses	9,264
Registration fees	84,995
Audit	51,998
Legal	4,158
Miscellaneous	39,536
Total expenses before reductions	18,653,680
Expense reductions	(104,992)
Total expenses after reductions		18,548,688
Net Investment income (loss)		123,059,680
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(73,580,046)
Affiliated issuers	197,355
Foreign currency transactions	(3,825)
Total net realized gain (loss)		(73,386,516)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(171,516,228)
Affiliated issuers	(3,895,430)
Total change in net unrealized appreciation (depreciation)		(175,411,658)
Net gain (loss)		(248,798,174)
Net increase (decrease) in net assets resulting from operations		$(125,738,494)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,059,680	$227,811,336
Net realized gain (loss)	(73,386,516)	117,976,313
Change in net unrealized appreciation (depreciation)	(175,411,658)	(691,088,380)
Net increase (decrease) in net assets resulting from operations	(125,738,494)	(345,300,731)
Distributions to shareholders	(240,670,826)	(182,301,772)
Share transactions - net increase (decrease)	(615,604,918)	(582,517,493)
Total increase (decrease) in net assets	(982,014,238)	(1,110,119,996)

Net Assets
Beginning of period	5,959,156,975	7,069,276,971
End of period	$4,977,142,737	$5,959,156,975

Financial Highlights
Fidelity Advisor® Real Estate Income Fund Class A

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.43	$11.02	$12.43	$11.99	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.26	.39	.33	.45	.51	.47
Net realized and unrealized gain (loss)	(.48)	(1.03)	2.53	(1.25)	.65	(.22)
Total from investment operations	(.22)	(.64)	2.86	(.80)	1.16	.25
Distributions from net investment income	(.30)	(.28)	(.42) C	(.44)	(.51)	(.45)
Distributions from net realized gain	(.22)	(.02)	(.03) C	(.16)	(.21)	(.13)
Total distributions	(.52)	(.30)	(.45)	(.61) D	(.72)	(.58)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$11.75	$12.49	$13.43	$11.02	$12.43	$11.99
Total Return F,G,H	(1.68)%	(4.83)%	26.64%	(6.88)%	10.15%	2.13%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.99% K	.98%	.99%	1.01%	1.01%	1.02%
Expenses net of fee waivers, if any	.98% K	.98%	.99%	1.01%	1.01%	1.02%
Expenses net of all reductions	.98% K	.98%	.99%	1.00%	1.01%	1.01%
Net investment income (loss)	4.52% K	2.97%	2.75%	3.85%	4.29%	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$322,253	$364,443	$384,382	$324,031	$325,296	$297,722
Portfolio turnover rate L	17% K	42%	26%	32% M	17%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the sales charges.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class M

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.49	$13.43	$11.02	$12.43	$11.99	$12.32
Income from Investment Operations
Net investment income (loss) A,B	.26	.39	.33	.45	.51	.47
Net realized and unrealized gain (loss)	(.48)	(1.03)	2.53	(1.26)	.65	(.22)
Total from investment operations	(.22)	(.64)	2.86	(.81)	1.16	.25
Distributions from net investment income	(.30)	(.28)	(.42) C	(.44)	(.51)	(.45)
Distributions from net realized gain	(.22)	(.02)	(.03) C	(.16)	(.21)	(.13)
Total distributions	(.52)	(.30)	(.45)	(.60)	(.72)	(.58)
Redemption fees added to paid in capital A	-	-	-	-	-	- D
Net asset value, end of period	$11.75	$12.49	$13.43	$11.02	$12.43	$11.99
Total Return E,F,G	(1.70)%	(4.85)%	26.62%	(6.89)%	10.12%	2.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.00% J	.99%	1.01%	1.03%	1.04%	1.04%
Expenses net of fee waivers, if any	1.00% J	.99%	1.01%	1.03%	1.04%	1.04%
Expenses net of all reductions	1.00% J	.99%	1.01%	1.03%	1.04%	1.04%
Net investment income (loss)	4.51% J	2.97%	2.73%	3.82%	4.26%	3.95%
Supplemental Data
Net assets, end of period (000 omitted)	$46,004	$52,919	$57,338	$49,387	$60,540	$55,175
Portfolio turnover rate K	17% J	42%	26%	32% L	17%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class C

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$13.21	$10.88	$12.28	$11.85	$12.20
Income from Investment Operations
Net investment income (loss) A,B	.21	.29	.24	.36	.42	.38
Net realized and unrealized gain (loss)	(.47)	(1.01)	2.48	(1.23)	.64	(.22)
Total from investment operations	(.26)	(.72)	2.72	(.87)	1.06	.16
Distributions from net investment income	(.25)	(.20)	(.36) C	(.36)	(.42)	(.37)
Distributions from net realized gain	(.22)	(.02)	(.03) C	(.16)	(.21)	(.13)
Total distributions	(.46) D	(.22)	(.39)	(.53) D	(.63)	(.51) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$11.55	$12.27	$13.21	$10.88	$12.28	$11.85
Total Return F,G,H	(2.02)%	(5.54)%	25.64%	(7.50)%	9.34%	1.31%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.74% K	1.72%	1.74%	1.76%	1.76%	1.76%
Expenses net of fee waivers, if any	1.73% K	1.72%	1.74%	1.76%	1.76%	1.76%
Expenses net of all reductions	1.73% K	1.72%	1.74%	1.76%	1.76%	1.76%
Net investment income (loss)	3.77% K	2.23%	2.00%	3.09%	3.54%	3.23%
Supplemental Data
Net assets, end of period (000 omitted)	$71,010	$89,135	$120,072	$150,653	$210,156	$227,458
Portfolio turnover rate L	17% K	42%	26%	32% M	17%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Total returns do not include the effect of the contingent deferred sales charge.

I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

K Annualized.

L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

M Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Real Estate Income Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.58	$13.52	$11.09	$12.50	$12.05	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.28	.43	.37	.48	.54	.51
Net realized and unrealized gain (loss)	(.48)	(1.03)	2.53	(1.25)	.66	(.22)
Total from investment operations	(.20)	(.60)	2.90	(.77)	1.20	.29
Distributions from net investment income	(.32)	(.32)	(.44) C	(.48)	(.54)	(.48)
Distributions from net realized gain	(.22)	(.02)	(.03) C	(.16)	(.21)	(.13)
Total distributions	(.54)	(.34)	(.47)	(.64)	(.75)	(.62) D
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$11.84	$12.58	$13.52	$11.09	$12.50	$12.05
Total Return F,G	(1.51)%	(4.56)%	26.88%	(6.58)%	10.47%	2.40%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.73% J	.71%	.72%	.73%	.75%	.75%
Expenses net of fee waivers, if any	.72% J	.71%	.72%	.73%	.75%	.75%
Expenses net of all reductions	.72% J	.71%	.72%	.73%	.75%	.75%
Net investment income (loss)	4.78% J	3.24%	3.02%	4.12%	4.55%	4.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,432,741	$1,898,345	$2,777,243	$2,205,319	$2,691,820	$2,531,397
Portfolio turnover rate K	17% J	42%	26%	32% L	17%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class I

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$13.47	$11.04	$12.45	$12.01	$12.34
Income from Investment Operations
Net investment income (loss) A,B	.28	.43	.37	.48	.54	.51
Net realized and unrealized gain (loss)	(.49)	(1.03)	2.53	(1.25)	.65	(.22)
Total from investment operations	(.21)	(.60)	2.90	(.77)	1.19	.29
Distributions from net investment income	(.32)	(.32)	(.44) C	(.47)	(.54)	(.49)
Distributions from net realized gain	(.22)	(.02)	(.03) C	(.16)	(.21)	(.13)
Total distributions	(.54)	(.34)	(.47)	(.64) D	(.75)	(.62)
Redemption fees added to paid in capital A	-	-	-	-	-	- E
Net asset value, end of period	$11.78	$12.53	$13.47	$11.04	$12.45	$12.01
Total Return F,G	(1.59)%	(4.57)%	27.03%	(6.62)%	10.43%	2.41%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.72% J	.71%	.71%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.72% J	.71%	.71%	.74%	.74%	.75%
Expenses net of all reductions	.72% J	.71%	.71%	.74%	.74%	.75%
Net investment income (loss)	4.78% J	3.24%	3.03%	4.11%	4.55%	4.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,622,015	$1,946,852	$2,810,475	$1,782,594	$2,386,308	$2,142,260
Portfolio turnover rate K	17% J	42%	26%	32% L	17%	27%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

D Total distributions per share do not sum due to rounding.

E Amount represents less than $.005 per share.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Real Estate Income Fund Class Z

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$12.53	$13.47	$11.04	$12.45	$11.74
Income from Investment Operations
Net investment income (loss) B,C	.28	.44	.38	.49	.47
Net realized and unrealized gain (loss)	(.48)	(1.02)	2.53	(1.25)	.67
Total from investment operations	(.20)	(.58)	2.91	(.76)	1.14
Distributions from net investment income	(.33)	(.34)	(.45) D	(.49)	(.42)
Distributions from net realized gain	(.22)	(.02)	(.03) D	(.16)	(.02)
Total distributions	(.55)	(.36)	(.48)	(.65)	(.43) E
Net asset value, end of period	$11.78	$12.53	$13.47	$11.04	$12.45
Total Return F,G	(1.51)%	(4.44)%	27.15%	(6.50)%	10.00%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.60% J	.59%	.60%	.62%	.62% J
Expenses net of fee waivers, if any	.60% J	.59%	.60%	.62%	.62% J
Expenses net of all reductions	.60% J	.59%	.60%	.61%	.62% J
Net investment income (loss)	4.91% J	3.36%	3.14%	4.24%	4.71% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,483,120	$1,607,463	$919,766	$793,220	$467,324
Portfolio turnover rate K	17% J	42%	26%	32% L	17%

A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Corporate Bonds	$4	Recovery value	Recovery value	$0.00	Increase
Asset-Backed Securities	$45	Recovery value	Recovery value	$0.00	Increase
		Indicative market price	Evaluated bid	$0.00	Increase
Commercial Mortgage Securities	$59,706,050	Indicative market price	Evaluated bid	$0.25 - $93.74 / $67.14	Increase
Collateralized Mortgage Obligations	$8,028	Indicative market price	Evaluated bid	$32.81	Increase
Preferred Securities	$12	Recovery value	Recovery value	$0.00	Increase
Bank Loan Obligations	$75,590,057	Discounted cash flow	Yield	8.4% - 20.7% / 13.5%	Decrease

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$429,208,307
Gross unrealized depreciation	(436,664,210)
Net unrealized appreciation (depreciation)	$(7,455,903)
Tax cost	$4,954,145,779

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

LIBOR Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	402,843,355	823,346,156
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$415,311	$5,403
Class M	- %	.25%	59,711	-
Class C	.75%	.25%	382,052	22,122
			$857,074	$27,525

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$6,998
Class M	901
Class C A	135
$8,034

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$294,235.18
Class M	46,789.20
Class C	69,016.18
Real Estate Income	1,286,464.17
Class I	1,411,807.17
Class Z	299,827.04
	$3,408,138

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Real Estate Income Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Income Fund	$3,453

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	8,164,525	5,900,264	339,438

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate Income Fund	$7,593

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Income Fund	$234	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,938. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$42

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $97,012.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$14,875,257	$8,818,580
Class M	2,123,703	1,275,531
Class C	3,163,929	1,818,918
Real Estate Income	72,244,463	67,601,059
Class I	80,526,731	55,434,062
Class Z	67,736,743	47,353,622
Total	$240,670,826	$182,301,772

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Real Estate Income Fund
Class A
Shares sold	2,021,777	5,531,610	$23,282,249	$72,570,914
Reinvestment of distributions	974,318	513,437	11,332,251	6,723,485
Shares redeemed	(4,744,972)	(5,497,840)	(54,145,833)	(71,617,823)
Net increase (decrease)	(1,748,877)	547,207	$(19,531,333)	$7,676,576
Class M
Shares sold	89,937	573,436	$1,039,250	$7,485,522
Reinvestment of distributions	177,226	95,811	2,061,948	1,255,521
Shares redeemed	(588,493)	(703,618)	(6,712,298)	(9,213,383)
Net increase (decrease)	(321,330)	(34,371)	$(3,611,100)	$(472,340)
Class C
Shares sold	165,037	795,990	$1,875,015	$10,421,747
Reinvestment of distributions	270,593	137,493	3,101,186	1,780,331
Shares redeemed	(1,549,476)	(2,761,921)	(17,459,295)	(35,374,652)
Net increase (decrease)	(1,113,846)	(1,828,438)	$(12,483,094)	$(23,172,574)
Real Estate Income
Shares sold	9,963,218	45,578,678	$115,009,514	$609,828,801
Reinvestment of distributions	5,482,227	4,627,906	64,198,752	61,214,036
Shares redeemed	(45,256,992)	(104,743,578)	(533,941,597)	(1,345,838,761)
Net increase (decrease)	(29,811,547)	(54,536,994)	$(354,733,331)	$(674,795,924)
Class I
Shares sold	15,750,048	51,885,027	$181,425,611	$688,287,283
Reinvestment of distributions	6,382,155	3,827,145	74,401,393	50,268,241
Shares redeemed	(39,857,582)	(109,053,815)	(453,285,802)	(1,441,761,631)
Net increase (decrease)	(17,725,379)	(53,341,643)	$(197,458,798)	$(703,206,107)
Class Z
Shares sold	12,833,291	110,101,188	$149,326,188	$1,472,830,240
Reinvestment of distributions	5,150,187	3,202,845	59,988,226	42,119,423
Shares redeemed	(20,378,564)	(53,304,114)	(237,101,676)	(703,496,787)
Net increase (decrease)	(2,395,086)	59,999,919	$(27,787,262)	$811,452,876

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Real Estate Income Fund	18%

12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Real Estate Income Fund
Class A	.98%
Actual		$ 1,000	$ 983.20	$ 4.90
Hypothetical- B		$ 1,000	$ 1,020.27	$ 4.99
Class M	1.00%
Actual		$ 1,000	$ 983.00	$ 5.00
Hypothetical- B		$ 1,000	$ 1,020.16	$ 5.09
Class C	1.73%
Actual		$ 1,000	$ 979.80	$ 8.63
Hypothetical- B		$ 1,000	$ 1,016.48	$ 8.79
Fidelity® Real Estate Income Fund	.72%
Actual		$ 1,000	$ 984.90	$ 3.60
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class I	.72%
Actual		$ 1,000	$ 984.10	$ 3.60
Hypothetical- B		$ 1,000	$ 1,021.58	$ 3.67
Class Z	.60%
Actual		$ 1,000	$ 984.90	$ 3.00
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.789716.119
REI-SANN-0423
Fidelity® OTC Portfolio

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	12.4
Microsoft Corp.	11.2
Amazon.com, Inc.	5.9
Alphabet, Inc. Class A	4.9
Alphabet, Inc. Class C	2.9
Meta Platforms, Inc. Class A	2.7
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2.2
Marvell Technology, Inc.	2.1
Comcast Corp. Class A	2.0
Regeneron Pharmaceuticals, Inc.	1.9
48.2

Market Sectors (% of Fund's net assets)

Information Technology	42.6
Communication Services	18.3
Consumer Discretionary	15.0
Health Care	9.2
Energy	5.6
Consumer Staples	4.5
Financials	2.5
Industrials	2.4
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 12.3%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.5%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	333,301	14
Entertainment - 2.1%
Activision Blizzard, Inc.	645,221	49,405
Electronic Arts, Inc.	2,332	300
NetEase, Inc. ADR	14,659	1,299
Netflix, Inc. (a)	1,128,410	399,299
Take-Two Interactive Software, Inc. (a)	11,543	1,307
		451,610
Interactive Media & Services - 11.6%
Alphabet, Inc.:
Class A (a)	10,392,333	1,027,178
Class C (a)	6,249,988	624,186
Epic Games, Inc. (a)(c)(d)	77,600	65,640
Match Group, Inc. (a)	231,952	12,553
Meta Platforms, Inc. Class A (a)	3,841,111	572,210
Tencent Holdings Ltd. sponsored ADR (b)	2,867,271	139,779
Vimeo, Inc. (a)	282,379	1,282
Yandex NV Series A (a)(d)	2,813,567	9,650
		2,452,478
Media - 3.7%
Charter Communications, Inc. Class A (a)	959,439	368,722
Comcast Corp. Class A	10,511,951	413,645
		782,367
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	62,638	9,352
TOTAL COMMUNICATION SERVICES		3,695,821
CONSUMER DISCRETIONARY - 14.6%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	13,054	253
Tesla, Inc. (a)	90,868	15,740
		15,993
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (a)	19,083	2,120
Churchill Downs, Inc.	1,044,694	259,189
Domino's Pizza, Inc.	28,700	10,131
Marriott International, Inc. Class A	42,680	7,434
Vail Resorts, Inc.	19,929	5,228
Wynn Resorts Ltd. (a)	122,302	12,675
		296,777
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	258,918	28,533
Amazon.com, Inc. (a)	12,166,538	1,254,735
ContextLogic, Inc. (a)	147,465	101
Etsy, Inc. (a)	137,258	18,884
Global-e Online Ltd. (a)	250,087	7,495
JD.com, Inc. Class A	8,611	256
Meituan Class B (a)(e)	5,221,647	116,735
Pinduoduo, Inc. ADR (a)	771,895	75,630
thredUP, Inc. (a)	86,924	150
Zomato Ltd. (a)	7,745,200	4,756
		1,507,275
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	288,600	43,342
Specialty Retail - 3.2%
Five Below, Inc. (a)	909,771	179,343
Lowe's Companies, Inc.	936,555	195,038
Ross Stores, Inc.	2,424,715	286,577
TJX Companies, Inc.	196,227	16,063
		677,021
Textiles, Apparel & Luxury Goods - 2.6%
Kontoor Brands, Inc.	5,843	279
lululemon athletica, Inc. (a)	979,321	300,534
LVMH Moet Hennessy Louis Vuitton SE	262,545	229,195
NIKE, Inc. Class B	163,456	20,813
		550,821
TOTAL CONSUMER DISCRETIONARY		3,091,229
CONSUMER STAPLES - 4.5%
Beverages - 3.0%
Diageo PLC	2,691,952	117,709
Keurig Dr. Pepper, Inc.	7,033,884	248,155
Monster Beverage Corp. (a)	2,508,898	261,126
		626,990
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	121,270	61,986
Food Products - 1.2%
Mondelez International, Inc.	4,069,245	266,291
Personal Products - 0.0%
The Honest Co., Inc. (a)	158,539	523
TOTAL CONSUMER STAPLES		955,790
ENERGY - 5.6%
Energy Equipment & Services - 1.7%
Halliburton Co.	3,551,537	146,394
Schlumberger Ltd.	3,171,467	180,710
TGS ASA ADR	2,334,220	37,348
		364,452
Oil, Gas & Consumable Fuels - 3.9%
Cenovus Energy, Inc. (Canada)	165,947	3,315
Diamondback Energy, Inc.	1,367,253	199,783
EOG Resources, Inc.	13,762	1,820
Hess Corp.	982,106	147,473
Reliance Industries Ltd.	12,455,117	360,061
Reliance Industries Ltd. sponsored GDR (e)	1,786,616	102,373
		814,825
TOTAL ENERGY		1,179,277
FINANCIALS - 2.2%
Banks - 2.1%
Bank of America Corp.	1,949,286	69,161
Fifth Third Bancorp	2,955,780	107,265
Huntington Bancshares, Inc.	12,944,296	196,365
Wells Fargo & Co.	1,268,166	59,439
Wintrust Financial Corp.	44,026	4,027
		436,257
Capital Markets - 0.0%
S&P Global, Inc.	683	256
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	10,036,067	15,857
TOTAL FINANCIALS		452,370
HEALTH CARE - 9.2%
Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (a)	1,153,249	261,096
Amgen, Inc.	588,345	148,498
Arcutis Biotherapeutics, Inc. (a)	837,194	13,872
Ascendis Pharma A/S sponsored ADR (a)	272,851	33,855
GenSight Biologics SA (a)(b)	213,065	795
Ionis Pharmaceuticals, Inc. (a)	31,805	1,268
Regeneron Pharmaceuticals, Inc. (a)	538,231	408,232
Relay Therapeutics, Inc. (a)(b)	1,107,450	23,766
Trevena, Inc. (a)	17,913	30
Vertex Pharmaceuticals, Inc. (a)	638,776	206,389
		1,097,801
Health Care Equipment & Supplies - 1.4%
DexCom, Inc. (a)	601,661	64,432
Figs, Inc. Class A (a)	45,265	405
Insulet Corp. (a)	747,700	214,829
Neuronetics, Inc. (a)	38,742	228
Outset Medical, Inc. (a)	40,161	1,129
Pulmonx Corp. (a)(b)	26,206	233
Tandem Diabetes Care, Inc. (a)	192,385	7,838
		289,094
Health Care Providers & Services - 1.1%
agilon health, Inc. (a)	435,676	9,480
Cigna Corp.	75,285	23,841
Guardant Health, Inc. (a)	2,094,647	65,835
Humana, Inc.	252,363	129,134
		228,290
Health Care Technology - 0.0%
Certara, Inc. (a)	223,966	4,345
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	286,891	13,435
Bruker Corp.	2,470,522	173,233
Illumina, Inc. (a)	39,013	8,357
Olink Holding AB ADR (a)	1,015,432	19,882
Seer, Inc. (a)	590,731	2,688
		217,595
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,688,117	110,352
Elanco Animal Health, Inc. (a)	89,078	1,223
TherapeuticsMD, Inc. (a)(b)	6,867	36
		111,611
TOTAL HEALTH CARE		1,948,736
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.8%
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	2,034,880	156,686
Class C (a)(c)(d)	70,920	5,461
		162,147
Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)	807,578	993
rights (a)(d)	11,102	2
rights (a)(d)	11,102	2
rights (a)(d)	11,103	2
		999
Professional Services - 1.0%
Verisk Analytics, Inc.	1,212,537	220,427
Road & Rail - 0.1%
Canadian Pacific Railway Ltd.	149,561	11,800
CSX Corp.	287,352	8,885
		20,685
TOTAL INDUSTRIALS		404,258
INFORMATION TECHNOLOGY - 42.6%
Communications Equipment - 0.4%
Cisco Systems, Inc.	1,770,483	86,169
IT Services - 3.5%
Gartner, Inc. (a)	1,069,035	361,483
MasterCard, Inc. Class A	854,564	316,701
MongoDB, Inc. Class A (a)	96,389	20,647
PayPal Holdings, Inc. (a)	171,176	13,949
Twilio, Inc. Class A (a)	922	55
X Holdings I, Inc. (c)(d)	70,915	28,134
		740,969
Semiconductors & Semiconductor Equipment - 11.9%
Advanced Micro Devices, Inc. (a)	2,095,989	157,514
Analog Devices, Inc.	220,417	37,795
Applied Materials, Inc.	2,320,382	258,699
ASML Holding NV	574,426	379,604
Lam Research Corp.	480,539	240,318
Marvell Technology, Inc.	10,093,655	435,541
NVIDIA Corp.	1,630,020	318,457
NXP Semiconductors NV	540,660	99,649
Skyworks Solutions, Inc.	93,562	10,261
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,084,628	471,498
Texas Instruments, Inc.	589,545	104,473
		2,513,809
Software - 14.3%
Adobe, Inc. (a)	135,152	50,052
ANSYS, Inc. (a)	53,425	14,230
Aspen Technology, Inc. (a)	843,738	167,693
Atom Tickets LLC (a)(c)(d)(f)	516,103	0
Autodesk, Inc. (a)	238,574	51,332
Cadence Design Systems, Inc. (a)	879,600	160,817
Dropbox, Inc. Class A (a)	193,104	4,486
Duck Creek Technologies, Inc. (a)	24,804	470
Dynatrace, Inc. (a)	9,173	353
Intuit, Inc.	305,182	128,991
Microsoft Corp.	9,503,447	2,355,049
Salesforce.com, Inc. (a)	8,600	1,445
Stripe, Inc. Class B (a)(c)(d)	91,800	2,467
Synopsys, Inc. (a)	170,213	60,213
Workday, Inc. Class A (a)	70,529	12,796
		3,010,394
Technology Hardware, Storage & Peripherals - 12.5%
Apple, Inc.	18,131,166	2,616,152
Samsung Electronics Co. Ltd.	252,120	12,543
Western Digital Corp. (a)	286,132	12,576
		2,641,271
TOTAL INFORMATION TECHNOLOGY		8,992,612
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	8,108	5,985
TOTAL COMMON STOCKS (Cost $11,298,199)		20,726,078

Preferred Stocks - 1.7%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.8%
Interactive Media & Services - 0.8%
ByteDance Ltd. Series E1 (a)(c)(d)	130,752	25,878
Reddit, Inc.:
Series B(a)(c)(d)	1,337,584	50,226
Series C(a)(c)(d)	300,673	11,290
Series D(a)(c)(d)	929,200	34,891
Series E(a)(c)(d)	33,800	1,269
Series F(a)(c)(d)	1,250,100	46,941
		170,495
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(c)(d)	3,300	1,264

Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series F (c)(d)	391,560	13,235

TOTAL CONSUMER DISCRETIONARY		14,499

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	62,037	47,768
Series H(a)(c)(d)	65,670	50,566
		98,334
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc.:
Series E (Escrow)(a)(c)(d)	1,416,796	44
Series F (Escrow)(a)(c)(d)	90,913	25
		69
Software - 0.0%
Stripe, Inc. Series H (a)(c)(d)	39,000	1,048
Tenstorrent, Inc. Series C1 (a)(c)(d)	41,000	2,139
		3,187
TOTAL INFORMATION TECHNOLOGY		3,256

TOTAL CONVERTIBLE PREFERRED STOCKS		286,584
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(c)(d)	103,940	5,032
Series B2(a)(c)(d)	178,470	9,032
		14,064
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (c)(d)	1,272,556	43,012

TOTAL CONSUMER DISCRETIONARY		57,076

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(c)(d)	30,303	6,558

TOTAL NONCONVERTIBLE PREFERRED STOCKS		63,634
TOTAL PREFERRED STOCKS (Cost $228,885)		350,218

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $63,083)	89,436	60,593

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $2,280)	2,280	2,002

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (i)	11,807,367	11,810
Fidelity Securities Lending Cash Central Fund 4.38% (i)(j)	72,923,601	72,931
TOTAL MONEY MARKET FUNDS (Cost $84,741)		84,741

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $11,677,188)	21,223,632
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(96,562)
NET ASSETS - 100.0%	21,127,070

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $626,465,000 or 3.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $219,108,000 or 1.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

AppNexus, Inc. Series E (Escrow)	8/01/14 - 9/17/14	0

AppNexus, Inc. Series F (Escrow)	8/23/16	40

Atom Tickets LLC	8/15/17	3,000

ByteDance Ltd. Series E1	11/18/20	14,327

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Reddit, Inc. Series B	7/26/17	18,989

Reddit, Inc. Series C	7/24/17	4,743

Reddit, Inc. Series D	2/04/19	20,151

Reddit, Inc. Series E	5/18/21	1,436

Reddit, Inc. Series F	8/11/21	77,249

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21	1,565

Tenstorrent, Inc. Series C1	4/23/21	2,438

Tenstorrent, Inc. 0%	4/23/21	2,280

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

X Holdings I, Inc.	10/27/21	54,255

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	214,599	768,367	971,156	947	-	-	11,810	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	148,107	589,074	664,250	943	-	-	72,931	0.2%
Total	362,706	1,357,441	1,635,406	1,890	-	-	84,741

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanostring Technologies, Inc.	31,085	-	22,083	-	(76,619)	67,617	-
Total	31,085	-	22,083	-	(76,619)	67,617	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	3,866,316	3,620,531	-	245,785
Consumer Discretionary	3,162,804	2,740,287	350,942	71,575
Consumer Staples	955,790	838,081	117,709	-
Energy	1,179,277	819,216	360,061	-
Financials	452,370	436,513	-	15,857
Health Care	1,955,294	1,948,736	-	6,558
Industrials	502,592	242,105	-	260,487
Information Technology	8,995,868	8,949,468	12,543	33,857
Real Estate	5,985	5,985	-	-

Corporate Bonds	60,593	-	60,593	-

Preferred Securities	2,002	-	-	2,002

Money Market Funds	84,741	84,741	-	-
Total Investments in Securities:	21,223,632	19,685,663	901,848	636,121

Net Unrealized Depreciation on Unfunded Commitments	(1,996)	-	-	(1,996)
Total	(1,996)	-	-	(1,996)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Communication Services
Beginning Balance	$161,163
Net Realized Gain (Loss) on Investment Securities	2,165
Net Unrealized Gain (Loss) on Investment Securities	89,397
Cost of Purchases	-
Proceeds of Sales	(6,940)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$245,785
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$89,397
Industrials
Beginning Balance	$236,816
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	23,671
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$260,487
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$23,671
Other Investments in Securities
Beginning Balance	$150,405
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(171,633)
Cost of Purchases	28
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	151,049
Transfers out of Level 3	-
Ending Balance	$129,849
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(171,633)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $71,376) - See accompanying schedule:
Unaffiliated issuers (cost $11,592,447)	$21,138,891
Fidelity Central Funds (cost $84,741)	84,741

Total Investment in Securities (cost $11,677,188)		$21,223,632
Receivable for fund shares sold		5,203
Dividends receivable		9,038
Interest receivable		75
Distributions receivable from Fidelity Central Funds		280
Prepaid expenses		21
Other receivables		404
Total assets		21,238,653
Liabilities
Unrealized depreciation on unfunded commitments	$1,996
Payable for fund shares redeemed	8,475
Accrued management fee	11,242
Other affiliated payables	2,058
Other payables and accrued expenses	14,905
Collateral on securities loaned	72,907
Total Liabilities		111,583
Net Assets		$21,127,070
Net Assets consist of:
Paid in capital		$12,561,315
Total accumulated earnings (loss)		8,565,755
Net Assets		$21,127,070

Net Asset Value and Maximum Offering Price
OTC :
Net Asset Value , offering price and redemption price per share ($15,631,989 ÷ 1,115,472 shares)		$14.01
Class K :
Net Asset Value , offering price and redemption price per share ($5,495,081 ÷ 383,476 shares)		$14.33

Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$85,089
Interest		3,424
Income from Fidelity Central Funds (including $943 from security lending)		1,890
Total Income		90,403
Expenses
Management fee
Basic fee	$59,837
Performance adjustment	7,048
Transfer agent fees	11,779
Accounting fees	802
Custodian fees and expenses	128
Independent trustees' fees and expenses	37
Registration fees	64
Audit	66
Legal	20
Interest	77
Miscellaneous	68
Total expenses before reductions	79,926
Expense reductions	(391)
Total expenses after reductions		79,535
Net Investment income (loss)		10,868
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $932)	(617,150)
Redemptions in-kind	2,780
Affiliated issuers	(76,619)
Foreign currency transactions	(80)
Total net realized gain (loss)		(691,069)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,231)	247,149
Affiliated issuers	67,617
Unfunded commitments	385
Assets and liabilities in foreign currencies	(7)
Total change in net unrealized appreciation (depreciation)		315,144
Net gain (loss)		(375,925)
Net increase (decrease) in net assets resulting from operations		$(365,057)
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,868	$(96,304)
Net realized gain (loss)	(691,069)	1,601,620
Change in net unrealized appreciation (depreciation)	315,144	(7,437,027)
Net increase (decrease) in net assets resulting from operations	(365,057)	(5,931,711)
Distributions to shareholders	(782,062)	(3,357,390)
Share transactions - net increase (decrease)	(59,144)	1,278,068
Total increase (decrease) in net assets	(1,206,263)	(8,011,033)

Net Assets
Beginning of period	22,333,333	30,344,366
End of period	$21,127,070	$22,333,333

Financial Highlights
Fidelity® OTC Portfolio

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$14.74	$20.67	$15.61	$12.45	$12.50	$10.57
Income from Investment Operations
Net investment income (loss) B,C	.01	(.07)	(.06)	(.01)	(.01)	(.02)
Net realized and unrealized gain (loss)	(.22)	(3.60)	6.21	4.14	.75	2.48
Total from investment operations	(.21)	(3.67)	6.15	4.13	.74	2.46
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(.52)	(2.26)	(1.08)	(.97)	(.79)	(.53)
Total distributions	(.52)	(2.26)	(1.09)	(.97)	(.79)	(.53)
Net asset value, end of period	$14.01	$14.74	$20.67	$15.61	$12.45	$12.50
Total Return D,E	(1.44)%	(20.30)%	41.90%	35.79%	6.43%	24.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.79% H	.81%	.80%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.79% H	.81%	.80%	.87%	.88%	.88%
Expenses net of all reductions	.79% H	.81%	.80%	.87%	.88%	.88%
Net investment income (loss)	.08% H	(.37)%	(.33)%	(.07)%	(.10)%	(.17)%
Supplemental Data
Net assets, end of period (in millions)	$15,632	$16,626	$22,273	$16,817	$13,166	$13,340
Portfolio turnover rate I,J	12% H	32%	28%	48%	34%	38%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® OTC Portfolio Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018 A
Selected Per-Share Data
Net asset value, beginning of period	$15.06	$21.06	$15.88	$12.64	$12.67	$10.70
Income from Investment Operations
Net investment income (loss) B,C	.01	(.05)	(.05)	- D	- D	(.01)
Net realized and unrealized gain (loss)	(.22)	(3.68)	6.33	4.21	.76	2.52
Total from investment operations	(.21)	(3.73)	6.28	4.21	.76	2.51
Distributions from net investment income	-	-	(.01)	- D	-	-
Distributions from net realized gain	(.52)	(2.27)	(1.09)	(.97)	(.79)	(.54)
Total distributions	(.52)	(2.27)	(1.10)	(.97)	(.79)	(.54)
Net asset value, end of period	$14.33	$15.06	$21.06	$15.88	$12.64	$12.67
Total Return E,F	(1.41)%	(20.21)%	42.05%	35.94%	6.50%	24.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.70% I	.73%	.72%	.78%	.79%	.78%
Expenses net of fee waivers, if any	.69% I	.73%	.71%	.78%	.79%	.78%
Expenses net of all reductions	.69% I	.73%	.71%	.78%	.78%	.77%
Net investment income (loss)	.18% I	(.29)%	(.25)%	.03%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (in millions)	$5,495	$5,707	$8,072	$7,074	$6,752	$7,288
Portfolio turnover rate J,K	12% I	32%	28%	48%	34%	38%

A Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Amount represents less than $.005 per share.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers OTC and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$634,119	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	19.3	Increase
			Enterprise value/Revenue multiple (EV/R)	4.0 - 20.5 / 7.7	Increase
		Recovery Value	Recovery value	$0.00 - $0.28 / $0.12	Increase
		Market approach	Transaction price	$50.00 - $215.03 / $103.13	Increase
			Discount rate	5.3% - 50.0% / 34.2%	Decrease
		Book value	Book value multiple	1.5	Increase
		Black scholes	Discount rate	3.5% - 4.1% / 3.6%	Increase
			Probability rate	50.0%	Increase
			Volatility	65.0% - 80.0% / 78.7%	Increase
			Term	2.0 - 5.0 / 4.6	Increase
Preferred Securities	$2,002	Market approach	Transaction price	$100.00	Increase
			Discount rate	15.0%	Decrease
		Black scholes	Discount rate	4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$383

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in-kind, net operating losses, certain foreign taxes, deferred Trustee compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,273,115
Gross unrealized depreciation	(895,737)
Net unrealized appreciation (depreciation)	$9,377,378
Tax cost	$11,846,254

The Fund elected to defer to its next fiscal year approximately $51,086 of ordinary losses recognized during the period January 1, 2022 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity OTC Portfolio	Stripe, Inc.	$1,996	$(1,996)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity OTC Portfolio	- A	- B

A Amount represents less than five hundred dollars.
B Amount represents less than .005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	1,225,024	1,939,037

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity OTC Portfolio	380	2,780	4,953	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity OTC Portfolio	8,242	94,841	144,799	Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of OTC as compared to its benchmark index, the Nasdaq Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
OTC	$10,657.14
Class K	1,122.04
	$11,779

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity OTC Portfolio	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity OTC Portfolio	$37

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	Borrower	$15,456	3.54%	$71

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	42,504	107,971	(68,508)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity OTC Portfolio	$29

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity OTC Portfolio	$99	$1	$-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity OTC Portfolio	$11,322	3.51%	$6

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $388.

10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity OTC Portfolio
Distributions to shareholders
OTC	$584,667	$2,483,169
Class K	197,395	874,221
Total	$782,062	$3,357,390

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity OTC Portfolio
OTC
Shares sold	34,405	125,949	$470,364	$2,274,041
Reinvestment of distributions	38,691	119,609	545,928	2,344,237
Shares redeemed	(85,356)	(195,138)	(1,147,766)	(3,377,430)
Net increase (decrease)	(12,260)	50,420	$(131,474)	$1,240,848
Class K
Shares sold	9,293	23,252	$129,268	$425,759
Reinvestment of distributions	13,689	43,712	197,395	874,221
Shares redeemed	(18,559)	(71,161)	(254,333)	(1,262,760)
Net increase (decrease)	4,423	(4,197)	$72,330	$37,220

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® OTC Portfolio
Fidelity® OTC Portfolio	.79%
Actual		$ 1,000	$ 985.60	$ 3.95
Hypothetical- B		$ 1,000	$ 1,021.22	$ 4.02
Class K	.69%
Actual		$ 1,000	$ 985.90	$ 3.45
Hypothetical- B		$ 1,000	$ 1,021.73	$ 3.52

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700332.125
OTC-SANN-0423
Fidelity® Blue Chip Growth K6 Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.4
Microsoft Corp.	7.2
Amazon.com, Inc.	7.0
NVIDIA Corp.	6.2
Alphabet, Inc. Class A	4.3
Marvell Technology, Inc.	3.2
Meta Platforms, Inc. Class A	3.0
Tesla, Inc.	2.7
Netflix, Inc.	2.2
UnitedHealth Group, Inc.	2.1
47.3

Market Sectors (% of Fund's net assets)

Information Technology	38.0
Consumer Discretionary	29.3
Communication Services	12.1
Health Care	9.9
Energy	4.6
Industrials	2.4
Consumer Staples	1.4
Financials	1.1
Materials	0.8
Real Estate	0.1
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 8.3%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.0%
Entertainment - 3.0%
Activision Blizzard, Inc.	40,646	3,112,264
Bilibili, Inc. ADR (a)	116,400	2,910,000
Endeavor Group Holdings, Inc. (a)	104,195	2,337,094
Netflix, Inc. (a)	413,282	146,243,969
Sea Ltd. ADR (a)	577,310	37,207,630
Universal Music Group NV	347,684	8,887,629
		200,698,586
Interactive Media & Services - 8.9%
Alphabet, Inc. Class A (a)	2,964,756	293,036,483
Epic Games, Inc. (a)(b)(c)	607	513,443
Meta Platforms, Inc. Class A (a)	1,352,722	201,514,996
Pinterest, Inc. Class A (a)	139,609	3,670,321
Snap, Inc. Class A (a)	8,664,847	100,165,631
Tencent Holdings Ltd. sponsored ADR (d)	77,600	3,783,000
		602,683,874
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	13,700	666,080
T-Mobile U.S., Inc. (a)	43,643	6,516,336
		7,182,416
TOTAL COMMUNICATION SERVICES		810,564,876
CONSUMER DISCRETIONARY - 29.0%
Auto Components - 0.1%
Aptiv PLC (a)	51,714	5,848,336
Autoliv, Inc.	3,600	331,632
Mobileye Global, Inc. (d)	56,620	2,185,532
		8,365,500
Automobiles - 2.9%
Neutron Holdings, Inc. (a)(b)(c)	491,550	11,797
Rad Power Bikes, Inc. (a)(b)(c)	101,681	408,758
Rivian Automotive, Inc. (a)	587,869	11,404,659
Tesla, Inc. (a)	1,047,471	181,442,927
		193,268,141
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	45,900	1,957,176
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	567,456	63,050,036
Caesars Entertainment, Inc. (a)	712,742	37,105,349
Chipotle Mexican Grill, Inc. (a)	3,376	5,558,179
Draftkings Holdings, Inc. (a)(d)	99,311	1,488,672
Flutter Entertainment PLC (a)	18,100	2,800,480
Hilton Worldwide Holdings, Inc.	132,704	19,254,023
Marriott International, Inc. Class A	215,813	37,590,308
Penn Entertainment, Inc. (a)	1,247,411	44,220,720
Restaurant Brands International, Inc.	53,284	3,565,349
Sonder Holdings, Inc.:
rights (a)(c)	1,448	449
rights (a)(c)	1,447	376
rights (a)(c)	1,447	304
rights (a)(c)	1,447	260
rights (a)(c)	1,447	217
rights (a)(c)	1,447	188
Sweetgreen, Inc. Class A (a)	1,038,282	10,766,984
Trip.com Group Ltd. ADR (a)	145,122	5,334,685
Yum China Holdings, Inc.	71,400	4,398,954
Yum! Brands, Inc.	17,217	2,246,991
		237,382,524
Internet & Direct Marketing Retail - 11.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	256,763	28,295,283
Amazon.com, Inc. (a)	4,571,640	471,473,233
Deliveroo PLC Class A (a)(e)	1,141,311	1,308,008
FSN E-Commerce Ventures Private Ltd.	3,776,400	6,355,928
JD.com, Inc. sponsored ADR	335,496	19,972,077
Lyft, Inc. (a)	3,485,930	56,646,363
Pinduoduo, Inc. ADR (a)	169,790	16,636,024
Uber Technologies, Inc. (a)	4,455,661	137,813,595
Wayfair LLC Class A (a)	191,790	11,603,295
		750,103,806
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	421,067	63,235,842
Ollie's Bargain Outlet Holdings, Inc. (a)	147,345	8,068,612
Target Corp.	32,542	5,601,780
		76,906,234
Specialty Retail - 5.3%
American Eagle Outfitters, Inc.	2,057,748	33,212,053
Bath & Body Works, Inc.	93,124	4,284,635
Burlington Stores, Inc. (a)	14,973	3,441,245
Fanatics, Inc. Class A (a)(b)(c)	225,366	18,608,471
Fast Retailing Co. Ltd.	1,100	668,095
Five Below, Inc. (a)	200,589	39,542,110
Foot Locker, Inc.	114,800	4,994,948
Lowe's Companies, Inc.	631,772	131,566,519
RH (a)(d)	128,954	40,232,358
TJX Companies, Inc.	529,246	43,324,078
Victoria's Secret & Co. (a)	529,459	22,316,697
Warby Parker, Inc. (a)	791,230	12,778,365
		354,969,574
Textiles, Apparel & Luxury Goods - 4.9%
Capri Holdings Ltd. (a)	612,921	40,753,117
Compagnie Financiere Richemont SA Series A	29,288	4,514,960
Crocs, Inc. (a)	329,724	40,150,491
Deckers Outdoor Corp. (a)	132,244	56,531,665
Hermes International SCA	3,855	7,185,406
lululemon athletica, Inc. (a)	242,888	74,537,469
LVMH Moet Hennessy Louis Vuitton SE	25,402	22,175,322
NIKE, Inc. Class B	591,018	75,254,322
On Holding AG (a)	427,472	9,917,350
		331,020,102
TOTAL CONSUMER DISCRETIONARY		1,953,973,057
CONSUMER STAPLES - 1.3%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	33,760	13,119,474
Celsius Holdings, Inc. (a)(d)	620,814	62,280,060
Constellation Brands, Inc. Class A (sub. vtg.)	9,449	2,187,632
		77,587,166
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	1,294	661,415
Food Products - 0.0%
Sovos Brands, Inc. (a)	10,454	141,756
The Real Good Food Co. LLC:
Class B (c)	139,521	1
Class B unit (e)	139,521	775,737
The Real Good Food Co., Inc. (a)	8,627	47,966
		965,460
Household Products - 0.1%
Procter & Gamble Co.	32,330	4,603,145
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	3,140	870,031
Tobacco - 0.0%
JUUL Labs, Inc. Class A (a)(b)(c)	23,134	280,153
TOTAL CONSUMER STAPLES		84,967,370
ENERGY - 4.6%
Energy Equipment & Services - 0.2%
Halliburton Co.	220,709	9,097,625
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	348,727	10,057,287
Cenovus Energy, Inc. (Canada)	334,859	6,689,378
Cheniere Energy, Inc.	50,008	7,640,722
Denbury, Inc. (a)	124,790	10,829,276
Devon Energy Corp.	322,840	20,416,402
Diamondback Energy, Inc.	230,705	33,710,615
EOG Resources, Inc.	296,622	39,228,260
EQT Corp.	70,478	2,302,516
Exxon Mobil Corp.	220,674	25,600,391
Hess Corp.	358,499	53,832,210
Marathon Oil Corp.	382,045	10,494,776
Northern Oil & Gas, Inc.	83,959	2,814,306
Occidental Petroleum Corp.	308,337	19,977,154
Ovintiv, Inc.	41,438	2,039,993
Pioneer Natural Resources Co.	125,333	28,870,457
Reliance Industries Ltd.	747,491	21,609,007
Reliance Industries Ltd. sponsored GDR (e)	37,854	2,169,034
		298,281,784
TOTAL ENERGY		307,379,409
FINANCIALS - 1.1%
Banks - 0.4%
Kotak Mahindra Bank Ltd.	72,602	1,544,710
Wells Fargo & Co.	510,574	23,930,603
		25,475,313
Consumer Finance - 0.6%
American Express Co.	234,464	41,014,788
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	403,977	638,284
Berkshire Hathaway, Inc. Class B (a)	7,627	2,375,963
Housing Development Finance Corp. Ltd.	65,160	2,102,117
		5,116,364
Insurance - 0.0%
The Travelers Companies, Inc.	2	382
TOTAL FINANCIALS		71,606,847
HEALTH CARE - 9.9%
Biotechnology - 1.3%
Alnylam Pharmaceuticals, Inc. (a)	112,860	25,551,504
Arcutis Biotherapeutics, Inc. (a)	111,618	1,849,510
Argenx SE ADR (a)	14,163	5,413,807
Ascendis Pharma A/S sponsored ADR (a)	68,125	8,452,950
Generation Bio Co. (a)	114,070	673,013
Karuna Therapeutics, Inc. (a)	26,677	5,319,127
Moderna, Inc. (a)	3,140	552,828
Prometheus Biosciences, Inc. (a)	5,888	669,230
Regeneron Pharmaceuticals, Inc. (a)	29,822	22,619,092
Vertex Pharmaceuticals, Inc. (a)	50,678	16,374,062
Verve Therapeutics, Inc. (a)(d)	73,624	1,674,946
		89,150,069
Health Care Equipment & Supplies - 1.5%
Axonics Modulation Technologies, Inc. (a)	92,236	5,663,290
Blink Health LLC Series A1 (a)(b)(c)	5,757	248,702
Boston Scientific Corp. (a)	340,310	15,739,338
DexCom, Inc. (a)	441,426	47,272,310
Insulet Corp. (a)	47,614	13,680,454
Oddity Tech Ltd. (b)(c)	2,786	1,118,245
Shockwave Medical, Inc. (a)	90,621	17,030,405
TransMedics Group, Inc. (a)	17,124	1,079,154
		101,831,898
Health Care Providers & Services - 3.0%
agilon health, Inc. (a)	61,858	1,346,030
Alignment Healthcare, Inc. (a)	147,511	1,821,761
Cigna Corp.	23,097	7,314,127
Elevance Health, Inc.	6,826	3,412,932
Guardant Health, Inc. (a)	367,482	11,549,959
Humana, Inc.	48,952	25,048,738
LifeStance Health Group, Inc. (a)	183,178	967,180
Surgery Partners, Inc. (a)	99,782	3,312,762
UnitedHealth Group, Inc.	289,384	144,457,599
Universal Health Services, Inc. Class B	12,364	1,832,468
		201,063,556
Health Care Technology - 0.0%
Certara, Inc. (a)	65,948	1,279,391
MultiPlan Corp. warrants (a)(b)	13,856	57
		1,279,448
Life Sciences Tools & Services - 0.9%
Danaher Corp.	110,093	29,106,387
ICON PLC (a)	17,638	4,069,263
Olink Holding AB ADR (a)	101,493	1,987,233
Seer, Inc. (a)	53,618	243,962
Thermo Fisher Scientific, Inc.	34,265	19,542,357
Veterinary Emergency Group LLC Class A (a)(b)(c)(f)	62,379	3,543,751
		58,492,953
Pharmaceuticals - 3.2%
AstraZeneca PLC sponsored ADR	51,378	3,358,580
Eli Lilly & Co.	347,100	119,454,465
Novo Nordisk A/S:
Series B	23,845	3,299,907
Series B sponsored ADR	194,264	26,959,958
Roche Holding AG (participation certificate)	8,304	2,592,263
Zoetis, Inc. Class A	347,629	57,529,123
		213,194,296
TOTAL HEALTH CARE		665,012,220
INDUSTRIALS - 2.2%
Aerospace & Defense - 1.2%
Airbus Group NV	47,251	5,923,663
Howmet Aerospace, Inc.	192,631	7,838,155
L3Harris Technologies, Inc.	22,378	4,807,242
Lockheed Martin Corp.	12,091	5,601,277
Northrop Grumman Corp.	9,409	4,215,608
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	201,490	15,514,730
Class C (a)(b)(c)	70,540	5,431,580
The Boeing Co. (a)	134,566	28,662,558
		77,994,813
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	271,900	1,007,537
ZTO Express, Inc. sponsored ADR	65,300	1,861,703
		2,869,240
Airlines - 0.1%
Delta Air Lines, Inc. (a)	82,895	3,241,195
United Airlines Holdings, Inc. (a)	131,703	6,448,179
		9,689,374
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	415,183	4,068,793
Electrical Equipment - 0.4%
Acuity Brands, Inc.	112,425	21,194,361
Array Technologies, Inc. (a)	64,300	1,429,389
Regal Rexnord Corp.	4,600	640,320
		23,264,070
Machinery - 0.2%
Deere & Co.	36,507	15,436,620
Professional Services - 0.0%
Experian PLC	36,111	1,320,561
Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	46,518	9,305,461
Bird Global, Inc. (a)(b)	201,367	47,241
Bird Global, Inc.:
Class A (a)(d)	3,114,083	730,564
Stage 1 rights (a)(c)	25,742	0
Stage 2 rights (a)(c)	25,742	0
Stage 3 rights (a)(c)	25,741	0
Hertz Global Holdings, Inc. (a)(d)	308,717	5,563,080
		15,646,346
TOTAL INDUSTRIALS		150,289,817
INFORMATION TECHNOLOGY - 37.6%
IT Services - 3.0%
Adyen BV (a)(e)	995	1,504,348
Block, Inc. Class A (a)	167,292	13,671,102
Cloudflare, Inc. (a)	15,723	831,904
MasterCard, Inc. Class A	286,929	106,335,887
MongoDB, Inc. Class A (a)	38,632	8,275,361
Okta, Inc. (a)	224,534	16,527,948
PayPal Holdings, Inc. (a)	132,263	10,778,112
Shopify, Inc. Class A (a)	14,400	709,637
Snowflake, Inc. (a)	43,600	6,820,784
Twilio, Inc. Class A (a)	193,039	11,551,454
Visa, Inc. Class A	95,673	22,024,881
X Holdings I, Inc. (b)(c)	2,471	980,320
		200,011,738
Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices, Inc. (a)	670,655	50,399,723
ASML Holding NV	15,809	10,447,220
Cirrus Logic, Inc. (a)	113,977	10,302,381
Enphase Energy, Inc. (a)	35,118	7,774,423
GlobalFoundries, Inc. (a)	797,439	47,272,184
Lam Research Corp.	29,883	14,944,488
Marvell Technology, Inc.	4,990,159	215,325,361
Microchip Technology, Inc.	36,994	2,871,474
Monolithic Power Systems, Inc.	36,017	15,363,412
NVIDIA Corp.	2,126,920	415,536,360
NXP Semiconductors NV	674,659	124,346,400
onsemi (a)	688,597	50,577,450
SolarEdge Technologies, Inc. (a)	17,636	5,628,177
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	324,178	30,061,026
Teradyne, Inc.	266,453	27,098,270
Wolfspeed, Inc. (a)	3,186	245,354
		1,028,193,703
Software - 10.0%
Bill.Com Holdings, Inc. (a)(d)	88,970	10,286,711
Confluent, Inc. (a)	42,800	988,680
Datadog, Inc. Class A (a)	107,515	8,043,197
HubSpot, Inc. (a)	79,326	27,526,915
Intuit, Inc.	74,094	31,317,311
Microsoft Corp.	1,966,308	487,270,785
Paycom Software, Inc. (a)	30,047	9,733,425
Pine Labs Private Ltd. (a)(b)(c)	1,109	634,270
Salesforce.com, Inc. (a)	360,755	60,596,017
ServiceNow, Inc. (a)	42,352	19,275,666
Splunk, Inc. (a)	90,769	8,692,947
Stripe, Inc. Class B (a)(b)(c)	19,200	515,904
Zoom Video Communications, Inc. Class A (a)	142,508	10,688,100
		675,569,928
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	4,376,165	631,436,851
TOTAL INFORMATION TECHNOLOGY		2,535,212,220
MATERIALS - 0.7%
Chemicals - 0.1%
Cibus Corp.:
Series C (a)(b)(c)(f)	133,810	267,620
Series D (a)(b)(c)(f)	134,400	268,800
Series E (a)(b)(c)(f)	232,441	464,882
Series F (a)(b)(c)(f)	47,626	95,252
Linde PLC	11,383	3,767,090
		4,863,644
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	986,961	44,038,200
TOTAL MATERIALS		48,901,844
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	9,617	721,660
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(d)	2,109,652	3,354,347
TOTAL REAL ESTATE		4,076,007
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	17,800	1,328,414
TOTAL COMMON STOCKS (Cost $5,464,934,137)		6,633,312,081

Preferred Stocks - 1.2%
	Shares	Value ($)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	31,950	6,323,544
Reddit, Inc.:
Series E(a)(b)(c)	4,835	181,554
Series F(a)(b)(c)	51,156	1,920,908
		8,426,006
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	13,256	53,289
Series C(a)(b)(c)	52,162	209,691
Series D(a)(b)(c)	102,800	413,256
		676,236
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	700	268,093

Internet & Direct Marketing Retail - 0.1%
Instacart, Inc.:
Series H(a)(b)(c)	27,205	1,199,741
Series I(a)(b)(c)	13,064	576,122
Meesho Series F (a)(b)(c)	63,600	5,039,028
		6,814,891
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (b)(c)	92,760	1,463,753

TOTAL CONSUMER DISCRETIONARY		9,222,973

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	18,300	2,881,152
Series H(a)(b)(c)	11,467	1,805,364
		4,686,516
Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	68,700	448,611
Bowery Farming, Inc. Series C1 (a)(b)(c)	17,874	363,021
		811,632
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(b)(c)	12,508	151,472

TOTAL CONSUMER STAPLES		5,649,620

HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	16,970	733,104

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
ABL Space Systems:
Series B(a)(b)(c)	29,724	1,093,249
Series B2(a)(b)(c)	17,155	623,070
Relativity Space, Inc. Series E (a)(b)(c)	276,014	5,271,867
Space Exploration Technologies Corp. Series N (a)(b)(c)	8,141	6,268,570
		13,256,756
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	11,104	845,236

TOTAL INDUSTRIALS		14,101,992

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	1,325,513	729,032
Menlo Micro, Inc. Series C (b)(c)	560,500	633,365
		1,362,397
IT Services - 0.0%
Yanka Industries, Inc. Series F (a)(b)(c)	55,991	605,823

Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (b)(c)	47,598	800,598
Astera Labs, Inc.:
Series A(b)(c)	84,721	853,140
Series B(b)(c)	14,425	145,260
Series C(a)(b)(c)	180,900	1,821,663
Series D(b)(c)	330,609	3,329,233
GaN Systems, Inc.:
Series F1(a)(b)(c)	78,477	420,637
Series F2(a)(b)(c)	41,439	222,113
SiMa.ai:
Series B(a)(b)(c)	313,000	2,028,240
Series B1(b)(c)	20,966	157,874
Xsight Labs Ltd. Series D (a)(b)(c)	130,900	1,006,621
		10,785,379
Software - 0.1%
Algolia, Inc. Series D (a)(b)(c)	30,436	476,932
Bolt Technology OU Series E (a)(b)(c)	20,165	2,775,154
Databricks, Inc.:
Series G(a)(b)(c)	48,000	2,362,080
Series H(a)(b)(c)	31,572	1,553,658
Mountain Digital, Inc. Series D (a)(b)(c)	62,139	699,685
Skyryse, Inc. Series B (a)(b)(c)	67,400	1,362,828
Stripe, Inc. Series H (a)(b)(c)	8,086	217,271
Tenstorrent, Inc. Series C1 (a)(b)(c)	8,600	448,748
		9,896,356
TOTAL INFORMATION TECHNOLOGY		22,649,955

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	249,802	8,860,477

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	37,990	1,120,705

TOTAL CONVERTIBLE PREFERRED STOCKS		70,764,832
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	3,178,083	76,274
Series 1D(a)(b)(c)	5,904,173	141,700
Waymo LLC Series A2 (a)(b)(c)	7,817	378,421
		596,395
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (b)(c)	137,547	4,649,089
ZKH Group Ltd. Series F (c)	2,521,782	1,185,238
		5,834,327
TOTAL CONSUMER DISCRETIONARY		6,430,722

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	78,911	1,436,180

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	2,652	1,516,758
Series A(a)(b)(c)	663	379,190
Series B(a)(b)(c)	721	412,362
Series B2(a)(b)(c)	583	333,435
Series C(a)(b)(c)	1,085	620,544
Series C1(a)(b)(c)	228	130,400
Series D(a)(b)(c)	244	139,551
		3,532,240
TOTAL INFORMATION TECHNOLOGY		4,968,420

TOTAL NONCONVERTIBLE PREFERRED STOCKS		11,399,142
TOTAL PREFERRED STOCKS (Cost $89,192,887)		82,163,974

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(h)	2,430,300	2,243,896
4% 5/22/27 (b)(c)	237,400	228,782
4% 6/12/27 (b)(c)	64,200	61,870
(Cost $2,731,900)		2,534,548

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(i)	1,839,388	1,137,662
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(i)	480,000	421,440
TOTAL PREFERRED SECURITIES (Cost $2,319,388)		1,559,102

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (j)	20,110,971	20,114,993
Fidelity Securities Lending Cash Central Fund 4.38% (j)(k)	77,344,037	77,351,772
TOTAL MONEY MARKET FUNDS (Cost $97,466,765)		97,466,765

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $5,656,645,077)	6,817,036,470
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(78,525,603)
NET ASSETS - 100.0%	6,738,510,867

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $134,664,646 or 2.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,757,127 or 0.1% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	1,338,638

ABL Space Systems Series B2	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Algolia, Inc. Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Ant International Co. Ltd. Class C	5/16/18	1,539,709

Astera Labs, Inc. Series A	5/17/22	861,570

Astera Labs, Inc. Series B	5/17/22	146,695

Astera Labs, Inc. Series C	8/24/21	608,150

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	3,362,128

Beta Technologies, Inc. Series A	4/09/21	813,590

Bird Global, Inc.	5/11/21	2,013,670

Blink Health LLC Series A1	12/30/20	155,957

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Bolt Technology OU Series E	1/03/22	5,238,796

Bowery Farming, Inc. Series C1	5/18/21	1,076,896

ByteDance Ltd. Series E1	11/18/20	3,500,895

CelLink Corp. Series D	1/20/22	1,931,625

Cibus Corp. Series C	2/16/18	281,001

Cibus Corp. Series D	5/10/19	168,000

Cibus Corp. Series E	6/23/21	409,096

Cibus Corp. Series F	12/02/22	95,252

Circle Internet Financial Ltd. Series E	5/11/21	2,232,400

Databricks, Inc. Series G	2/01/21	2,837,886

Databricks, Inc. Series H	8/31/21	2,320,041

Diamond Foundry, Inc. Series C	3/15/21	5,995,248

Discord, Inc. Series I	9/15/21	385,437

Enevate Corp. Series E	1/29/21	1,469,576

Epic Games, Inc.	7/30/20	349,025

Fanatics, Inc. Class A	8/13/20 - 10/24/22	10,009,624

GaN Systems, Inc. Series F1	11/30/21	665,485

GaN Systems, Inc. Series F2	11/30/21	351,403

GaN Systems, Inc. 0%	11/30/21	1,839,388

GoBrands, Inc. Series G	3/02/21	4,569,827

GoBrands, Inc. Series H	7/22/21	4,454,821

Gupshup, Inc.	6/08/21	1,804,316

Instacart, Inc. Series H	11/13/20	1,632,300

Instacart, Inc. Series I	2/26/21	1,633,000

JUUL Labs, Inc. Class A	12/20/17 - 7/06/18	645,585

JUUL Labs, Inc. Series E	12/20/17 - 7/06/18	342,963

Meesho Series F	9/21/21	4,876,358

Menlo Micro, Inc. Series C	2/09/22	742,943

Mountain Digital, Inc. Series D	11/05/21	1,427,041

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	4,916

Neutron Holdings, Inc. Series 1C	7/03/18	581,081

Neutron Holdings, Inc. Series 1D	1/25/19	1,431,762

Neutron Holdings, Inc. 4% 10/27/25	10/29/21	2,430,300

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	237,400

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	64,200

Oddity Tech Ltd.	1/06/22	1,199,122

Pine Labs Private Ltd.	6/30/21	413,502

Pine Labs Private Ltd. Series 1	6/30/21	988,825

Pine Labs Private Ltd. Series A	6/30/21	247,206

Pine Labs Private Ltd. Series B	6/30/21	268,832

Pine Labs Private Ltd. Series B2	6/30/21	217,377

Pine Labs Private Ltd. Series C	6/30/21	404,553

Pine Labs Private Ltd. Series C1	6/30/21	85,012

Pine Labs Private Ltd. Series D	6/30/21	90,978

Rad Power Bikes, Inc.	1/21/21	490,493

Rad Power Bikes, Inc. Series A	1/21/21	63,945

Rad Power Bikes, Inc. Series C	1/21/21	251,621

Rad Power Bikes, Inc. Series D	9/17/21	985,215

Reddit, Inc. Series E	5/18/21	205,363

Reddit, Inc. Series F	8/11/21	3,161,154

Redwood Materials Series C	5/28/21	1,800,858

Relativity Space, Inc. Series E	5/27/21	6,302,807

SiMa.ai Series B	5/10/21	1,604,876

SiMa.ai Series B1	4/25/22	148,668

Skyryse, Inc. Series B	10/21/21	1,663,430

Space Exploration Technologies Corp. Class A	2/16/21 - 12/15/22	14,140,734

Space Exploration Technologies Corp. Class C	12/15/22	5,431,580

Space Exploration Technologies Corp. Series N	8/04/20	2,198,070

Stripe, Inc. Class B	5/18/21	770,465

Stripe, Inc. Series H	3/15/21	324,451

Tenstorrent, Inc. Series C1	4/23/21	511,307

Tenstorrent, Inc. 0%	4/23/21	480,000

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	2,587,644

Waymo LLC Series A2	5/08/20	671,224

X Holdings I, Inc.	10/25/22	2,471,000

Xsight Labs Ltd. Series D	2/16/21	1,046,676

Yanka Industries, Inc. Series F	4/08/21	1,784,814

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	91,389,124	317,678,012	388,952,143	730,782	-	-	20,114,993	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	84,008,097	311,782,758	318,439,083	253,643	-	-	77,351,772	0.3%
Total	175,397,221	629,460,770	707,391,226	984,425	-	-	97,466,765

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	818,990,882	801,163,804	8,887,629	8,939,449
Consumer Discretionary	1,969,626,752	1,901,227,932	33,714,305	34,684,515
Consumer Staples	90,616,990	84,687,216	-	5,929,774
Energy	307,379,409	285,770,402	21,609,007	-
Financials	71,606,847	67,321,736	3,646,827	638,284
Health Care	665,745,324	654,209,295	5,892,227	5,643,802
Industrials	164,391,809	121,091,746	8,251,761	35,048,302
Information Technology	2,562,830,595	2,531,577,378	1,504,348	29,748,869
Materials	57,762,321	47,805,290	-	9,957,031
Real Estate	4,076,007	4,076,007	-	-
Utilities	2,449,119	1,328,414	-	1,120,705

Corporate Bonds	2,534,548	-	-	2,534,548

Preferred Securities	1,559,102	-	-	1,559,102

Money Market Funds	97,466,765	97,466,765	-	-
Total Investments in Securities:	6,817,036,470	6,597,725,985	83,506,104	135,804,381

Net Unrealized Depreciation on Unfunded Commitments	(244,073)	-	-	(244,073)
Total	(244,073)	-	-	(244,073)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$115,038,369
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,697,353)
Cost of Purchases	18,350,230
Proceeds of Sales	(564,345)
Amortization/Accretion	-
Transfers into Level 3	8,104,517
Transfers out of Level 3	(1,427,037)
Ending Balance	$135,804,381
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(3,697,353)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $75,532,662) - See accompanying schedule:
Unaffiliated issuers (cost $5,559,178,312)	$6,719,569,705
Fidelity Central Funds (cost $97,466,765)	97,466,765

Total Investment in Securities (cost $5,656,645,077)		$6,817,036,470
Foreign currency held at value (cost $710,616)		710,616
Receivable for investments sold		6,402,856
Receivable for fund shares sold		7,799,893
Dividends receivable		1,569,198
Interest receivable		106,603
Distributions receivable from Fidelity Central Funds		77,305
Total assets		6,833,702,941
Liabilities
Payable to custodian bank	$564,345
Payable for investments purchased	4,019,463
Unrealized depreciation on unfunded commitments	244,073
Payable for fund shares redeemed	9,101,323
Accrued management fee	2,367,188
Other payables and accrued expenses	1,541,182
Collateral on securities loaned	77,354,500
Total Liabilities		95,192,074
Net Assets		$6,738,510,867
Net Assets consist of:
Paid in capital		$5,923,964,701
Total accumulated earnings (loss)		814,546,166
Net Assets		$6,738,510,867
Net Asset Value , offering price and redemption price per share ($6,738,510,867 ÷ 344,799,314 shares)		$19.54

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$21,776,015
Interest		5,323
Income from Fidelity Central Funds (including $253,643 from security lending)		984,425
Total Income		22,765,763
Expenses
Management fee	$14,474,260
Independent trustees' fees and expenses	11,259
Interest	9,317
Total expenses before reductions	14,494,836
Expense reductions	(265)
Total expenses after reductions		14,494,571
Net Investment income (loss)		8,271,192
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $812)	(132,041,753)
Redemptions in-kind	28,713,489
Foreign currency transactions	4,152
Total net realized gain (loss)		(103,324,112)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $572,216)	(120,119,027)
Unfunded commitments	47,139
Assets and liabilities in foreign currencies	(1,720)
Total change in net unrealized appreciation (depreciation)		(120,073,608)
Net gain (loss)		(223,397,720)
Net increase (decrease) in net assets resulting from operations		$(215,126,528)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,271,192	$715,037
Net realized gain (loss)	(103,324,112)	(122,785,158)
Change in net unrealized appreciation (depreciation)	(120,073,608)	(1,443,162,254)
Net increase (decrease) in net assets resulting from operations	(215,126,528)	(1,565,232,375)
Distributions to shareholders	(7,284,411)	(450,387,568)
Share transactions
Proceeds from sales of shares	911,254,654	3,628,936,951
Reinvestment of distributions	7,274,331	450,387,568
Cost of shares redeemed	(778,891,660)	(1,698,109,014)
Net increase (decrease) in net assets resulting from share transactions	139,637,325	2,381,215,505
Total increase (decrease) in net assets	(82,773,614)	365,595,562

Net Assets
Beginning of period	6,821,284,481	6,455,688,919
End of period	$6,738,510,867	$6,821,284,481

Other Information
Shares
Sold	49,006,367	162,418,203
Issued in reinvestment of distributions	380,059	16,489,637
Redeemed	(42,378,223)	(72,616,870)
Net increase (decrease)	7,008,203	106,290,970

Financial Highlights
Fidelity® Blue Chip Growth K6 Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$20.19	$27.89	$19.32	$13.69	$12.79	$10.32
Income from Investment Operations
Net investment income (loss) A,B	.02	- C	(.03)	.03	.04	.05 D
Net realized and unrealized gain (loss)	(.65)	(5.83)	8.91	5.64	.91	2.44
Total from investment operations	(.63)	(5.83)	8.88	5.67	.95	2.49
Distributions from net investment income	(.02)	-	(.02)	(.04)	(.05)	(.01)
Distributions from net realized gain	-	(1.87)	(.29)	- C	-	- C
Total distributions	(.02)	(1.87)	(.31)	(.04)	(.05)	(.02) E
Net asset value, end of period	$19.54	$20.19	$27.89	$19.32	$13.69	$12.79
Total Return F,G	(3.11)%	(22.62)%	46.28%	41.55%	7.48%	24.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% J	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% J	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.26% J	.01%	(.10)%	.19%	.34%	.45% D
Supplemental Data
Net assets, end of period (000 omitted)	$6,738,511	$6,821,284	$6,455,689	$3,854,348	$2,290,237	$1,680,044
Portfolio turnover rate K	22% J,L	37% L	44% L	49% L	51% L	40% L

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .29%.

E Total distributions per share do not sum due to rounding.

F Total returns for periods of less than one year are not annualized.

G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify the Fund as a non-diversified fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$131,710,731	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 23.0 / 8.1	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 25.0 / 7.3	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.5	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.11 - $91.72 / $16.63	Increase
			Discount rate	5.0% - 50.0% / 24.2%	Decrease
			Premium rate	10.0%	Increase
		Book value	Book value multiple	1.5	Increase
		Discounted cash flow	Weight average cost of capital (WACC)	25.0% - 36.3% / 30.4%	Decrease
			Exit multiple	1.8 - 7.3 / 3.1	Increase
		Black scholes	Discount rate	3.5% - 4.1% / 3.7%	Increase
			Probability rate	50.0%	Increase
			Volatility	50.0% - 100.0% / 69.9%	Increase
			Term	2.0 - 5.0 / 3.9	Increase
Corporate Bonds	$2,534,548	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Volatility	75.0%	Increase
			Term	0.9	Increase
Preferred Securities	$1,559,102	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.6	Increase
			Probability rate	10.0% - 90.0% / 50.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	15.0%	Decrease
		Black scholes	Discount rate	4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,706,736,136
Gross unrealized depreciation	(568,907,979)
Net unrealized appreciation (depreciation)	$1,137,828,157
Tax cost	$5,678,964,240

The Fund elected to defer to its next fiscal year approximately $201,890,077 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Blue Chip Growth K6 Fund	Stripe, Inc.	$244,073	$(244,073)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	4,640,305.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions . The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	943,202,645	694,769,085

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	4,451,595	28,713,489	77,012,597

Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	3,026,462	53,810,496

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	3,743,610	60,349,449	101,901,059

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	63,577,402	1,334,865,017

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth K6 Fund	$20,852

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth K6 Fund	Borrower	$4,788,188	4.38%	$9,317

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	102,005,589	26,066,112	(8,944,885)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth K6 Fund	$26,693	$16,465	$81,570

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $265.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Blue Chip Growth K6 Fund	.45%
Actual		$ 1,000	$ 968.90	$ 2.23
Hypothetical- B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884006.105
BCFK6-SANN-0423
Fidelity® Dividend Growth Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	5.2
UnitedHealth Group, Inc.	2.2
Visa, Inc. Class A	2.1
Cigna Corp.	2.1
Bristol-Myers Squibb Co.	1.6
The Boeing Co.	1.5
Allison Transmission Holdings, Inc.	1.5
Keurig Dr. Pepper, Inc.	1.5
Energy Transfer LP	1.4
Exxon Mobil Corp.	1.4
20.5

Market Sectors (% of Fund's net assets)

Information Technology	15.8
Health Care	14.4
Industrials	10.8
Energy	9.3
Consumer Staples	8.6
Materials	7.9
Utilities	7.6
Financials	7.2
Consumer Discretionary	5.6
Communication Services	5.1
Real Estate	5.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 13%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are based on country or territory of incorporation and are adjusted for the effect of derivatives, if applicable.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.6%
Cellnex Telecom SA (a)	1,035,300	40,571
Verizon Communications, Inc.	1,589,300	66,067
		106,638
Entertainment - 1.1%
Activision Blizzard, Inc.	928,600	71,103
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (b)	540,500	53,423
Meta Platforms, Inc. Class A (b)	306,900	45,719
		99,142
Media - 0.9%
Comcast Corp. Class A	1,502,092	59,107
TOTAL COMMUNICATION SERVICES		335,990
CONSUMER DISCRETIONARY - 5.6%
Diversified Consumer Services - 0.8%
H&R Block, Inc.	1,286,600	50,152
Hotels, Restaurants & Leisure - 2.5%
Churchill Downs, Inc.	65,200	16,176
Domino's Pizza, Inc.	240,200	84,791
Hilton Worldwide Holdings, Inc.	48,200	6,993
Krispy Kreme, Inc. (c)	416,800	5,085
Restaurant Brands International, Inc. (c)	565,500	37,849
Starbucks Corp.	800	87
Yum China Holdings, Inc.	267,000	16,450
		167,431
Household Durables - 1.0%
D.R. Horton, Inc.	290,400	28,660
Lennar Corp. Class A	348,900	35,727
		64,387
Multiline Retail - 0.8%
Dollar General Corp.	221,100	51,649
Specialty Retail - 0.5%
TJX Companies, Inc.	446,400	36,542
TOTAL CONSUMER DISCRETIONARY		370,161
CONSUMER STAPLES - 8.6%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	309,700	71,702
Keurig Dr. Pepper, Inc.	2,709,600	95,595
The Coca-Cola Co.	802,000	49,179
		216,476
Food & Staples Retailing - 2.0%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	909,500	41,533
Walmart, Inc.	613,700	88,293
		129,826
Food Products - 0.5%
The J.M. Smucker Co.	215,500	32,928
Household Products - 0.9%
Reynolds Consumer Products, Inc. (c)	1,935,940	57,633
Tobacco - 1.9%
Altria Group, Inc.	1,637,214	73,740
Philip Morris International, Inc.	527,100	54,945
		128,685
TOTAL CONSUMER STAPLES		565,548
ENERGY - 9.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A (c)	1,800,700	57,154
Oil, Gas & Consumable Fuels - 8.5%
ARC Resources Ltd.	4,071,500	47,308
Arch Resources, Inc. (c)	315,300	46,671
Canadian Natural Resources Ltd. (c)	1,214,900	74,643
Cheniere Energy, Inc.	61,500	9,397
Cool Co. Ltd. (b)	1,561,400	16,491
Energy Transfer LP	7,147,900	94,924
Enterprise Products Partners LP	2,979,000	76,262
Exxon Mobil Corp.	772,097	89,571
Reliance Industries Ltd. sponsored GDR (a)	642,300	36,804
Sitio Royalties Corp. (c)	919,600	24,434
Viper Energy Partners LP	1,371,522	43,546
		560,051
TOTAL ENERGY		617,205
FINANCIALS - 7.2%
Banks - 2.1%
Bank of America Corp.	1,301,800	46,188
Wells Fargo & Co.	1,894,993	88,818
		135,006
Capital Markets - 1.9%
BlackRock, Inc. Class A	14,900	11,312
Brookfield Corp. Class A	500,400	18,615
Intercontinental Exchange, Inc.	667,100	71,747
S&P Global, Inc.	70,668	26,496
		128,170
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	176,400	12,486
Insurance - 3.0%
Arthur J. Gallagher & Co.	361,600	70,772
Brookfield Asset Management Reinsurance Partners Ltd. (c)	2,825	105
Marsh & McLennan Companies, Inc.	293,700	51,371
The Travelers Companies, Inc.	405,500	77,499
		199,747
TOTAL FINANCIALS		475,409
HEALTH CARE - 14.4%
Biotechnology - 0.5%
AbbVie, Inc.	201,000	29,698
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	882,500	40,321
Becton, Dickinson & Co.	139,700	35,235
GE HealthCare Technologies, Inc. (b)	193,850	13,476
		89,032
Health Care Providers & Services - 7.6%
Cigna Corp.	442,800	140,221
CVS Health Corp.	631,900	55,746
Elevance Health, Inc.	92,500	46,249
HCA Holdings, Inc.	134,900	34,409
Humana, Inc.	158,300	81,002
UnitedHealth Group, Inc.	291,806	145,667
		503,294
Life Sciences Tools & Services - 1.4%
Danaher Corp.	72,700	19,220
Thermo Fisher Scientific, Inc.	126,900	72,375
		91,595
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	1,454,800	105,691
Eli Lilly & Co.	142,200	48,938
Perrigo Co. PLC	1,233,800	46,169
Roche Holding AG (participation certificate)	53,550	16,717
Royalty Pharma PLC	492,068	19,284
		236,799
TOTAL HEALTH CARE		950,418
INDUSTRIALS - 10.8%
Aerospace & Defense - 4.1%
Airbus Group NV	231,200	28,985
L3Harris Technologies, Inc.	102,500	22,019
Lockheed Martin Corp.	94,100	43,593
Northrop Grumman Corp.	97,400	43,639
Textron, Inc.	462,700	33,708
The Boeing Co. (b)	470,300	100,174
		272,118
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	61,600	11,410
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc. (c)	2,213,100	68,295
Industrial Conglomerates - 1.0%
General Electric Co.	817,550	65,796
Machinery - 3.2%
Allison Transmission Holdings, Inc.	2,200,702	99,208
Caterpillar, Inc.	104,400	26,339
Deere & Co.	101,300	42,834
Fortive Corp.	133,300	9,068
PACCAR, Inc.	299,900	32,782
		210,231
Marine - 0.2%
2020 Bulkers Ltd. (c)(d)	1,128,200	11,054
Professional Services - 0.6%
Equifax, Inc.	119,300	26,508
Leidos Holdings, Inc.	146,900	14,520
		41,028
Road & Rail - 0.5%
Canadian Pacific Railway Ltd. (c)	409,400	32,302
TOTAL INDUSTRIALS		712,234
INFORMATION TECHNOLOGY - 15.8%
Electronic Equipment & Components - 0.3%
Jabil, Inc.	247,000	19,422
Vontier Corp.	6,702	154
		19,576
IT Services - 6.0%
DXC Technology Co. (b)	387,400	11,130
Fidelity National Information Services, Inc.	598,600	44,919
Genpact Ltd.	822,630	38,894
Global Payments, Inc.	115,600	13,030
MasterCard, Inc. Class A	200,500	74,305
SS&C Technologies Holdings, Inc. (c)	1,194,100	72,064
Visa, Inc. Class A	620,400	142,822
		397,164
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.	64,300	37,616
Marvell Technology, Inc.	1,299,600	56,078
Microchip Technology, Inc.	82,700	6,419
NVIDIA Corp.	40,400	7,893
NXP Semiconductors NV	84,400	15,556
Universal Display Corp.	53,150	7,044
		130,606
Software - 6.6%
Intuit, Inc.	112,700	47,635
Microsoft Corp.	1,389,400	344,308
Oracle Corp.	517,400	45,769
		437,712
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	258,972	37,367
Samsung Electronics Co. Ltd.	357,160	17,769
		55,136
TOTAL INFORMATION TECHNOLOGY		1,040,194
MATERIALS - 7.9%
Chemicals - 1.5%
CF Industries Holdings, Inc.	257,100	21,776
International Flavors & Fragrances, Inc.	199,200	22,402
Valvoline, Inc.	1,465,300	53,718
		97,896
Metals & Mining - 5.7%
Agnico Eagle Mines Ltd. (Canada)	932,900	52,684
Barrick Gold Corp.	2,861,700	55,946
Freeport-McMoRan, Inc.	1,179,100	52,611
Glencore PLC	10,789,500	72,256
Newmont Corp.	1,571,500	83,179
Wheaton Precious Metals Corp.	1,250,500	57,180
		373,856
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	731,800	49,828
TOTAL MATERIALS		521,580
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	234,300	52,340
Crown Castle International Corp.	332,200	49,202
CubeSmart	312,700	14,319
Digital Realty Trust, Inc.	274,000	31,406
Four Corners Property Trust, Inc.	1,246,225	35,841
National Retail Properties, Inc.	667,300	31,597
Prologis (REIT), Inc.	173,800	22,469
Public Storage	78,800	23,982
Simon Property Group, Inc.	240,300	30,869
Welltower, Inc.	495,300	37,167
		329,192
UTILITIES - 7.6%
Electric Utilities - 4.3%
Constellation Energy Corp.	638,676	54,517
Edison International	816,400	56,250
Exelon Corp.	1,111,130	46,879
FirstEnergy Corp.	1,487,000	60,893
PG&E Corp. (b)	408,624	6,497
Southern Co.	826,800	55,958
		280,994
Gas Utilities - 0.5%
Brookfield Infrastructure Corp. A Shares	767,700	33,948
Independent Power and Renewable Electricity Producers - 2.0%
NextEra Energy Partners LP	700,900	51,376
The AES Corp.	2,300,200	63,048
Vistra Corp.	894,300	20,623
		135,047
Multi-Utilities - 0.8%
CenterPoint Energy, Inc.	767,900	23,129
Dominion Energy, Inc.	440,600	28,040
		51,169
TOTAL UTILITIES		501,158
TOTAL COMMON STOCKS (Cost $5,545,775)		6,419,089

Money Market Funds - 5.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (e)	137,130,882	137,158
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	203,550,626	203,571
TOTAL MONEY MARKET FUNDS (Cost $340,729)		340,729

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $5,886,504)	6,759,818
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(162,228)
NET ASSETS - 100.0%	6,597,590

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,375,000 or 1.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	176,927	879,076	918,845	4,395	-	-	137,158	0.3%
Fidelity Securities Lending Cash Central Fund 4.38%	114,743	996,756	907,928	467	-	-	203,571	0.7%
Total	291,670	1,875,832	1,826,773	4,862	-	-	340,729

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
2020 Bulkers Ltd.	13,190	-	-	643	-	(2,136)	11,054
Total	13,190	-	-	643	-	(2,136)	11,054

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	335,990	295,419	40,571	-
Consumer Discretionary	370,161	370,161	-	-
Consumer Staples	565,548	565,548	-	-
Energy	617,205	617,205	-	-
Financials	475,409	475,409	-	-
Health Care	950,418	933,701	16,717	-
Industrials	712,234	683,249	28,985	-
Information Technology	1,040,194	1,022,425	17,769	-
Materials	521,580	449,324	72,256	-
Real Estate	329,192	329,192	-	-
Utilities	501,158	501,158	-	-

Money Market Funds	340,729	340,729	-	-
Total Investments in Securities:	6,759,818	6,583,520	176,298	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $199,600) - See accompanying schedule:
Unaffiliated issuers (cost $5,532,364)	$6,408,035
Fidelity Central Funds (cost $340,729)	340,729
Other affiliated issuers (cost $13,411)	11,054

Total Investment in Securities (cost $5,886,504)		$6,759,818
Foreign currency held at value (cost $101)		101
Receivable for investments sold		80,322
Receivable for fund shares sold		2,479
Dividends receivable		8,089
Distributions receivable from Fidelity Central Funds		931
Prepaid expenses		6
Other receivables		327
Total assets		6,852,073
Liabilities
Payable to custodian bank	$5
Payable for investments purchased	45,765
Payable for fund shares redeemed	2,012
Accrued management fee	2,030
Other affiliated payables	743
Other payables and accrued expenses	362
Collateral on securities loaned	203,566
Total Liabilities		254,483
Net Assets		$6,597,590
Net Assets consist of:
Paid in capital		$5,665,918
Total accumulated earnings (loss)		931,672
Net Assets		$6,597,590

Net Asset Value and Maximum Offering Price
Dividend Growth :
Net Asset Value , offering price and redemption price per share ($5,552,846 ÷ 183,205 shares)		$30.31
Class K :
Net Asset Value , offering price and redemption price per share ($1,044,744 ÷ 34,526 shares)		$30.26
Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends (including $643 earned from affiliated issuers)		$63,247
Income from Fidelity Central Funds (including $467 from security lending)		4,862
Total Income		68,109
Expenses
Management fee
Basic fee	$16,257
Performance adjustment	(5,905)
Transfer agent fees	3,885
Accounting fees	503
Custodian fees and expenses	28
Independent trustees' fees and expenses	11
Registration fees	61
Audit	42
Legal	6
Miscellaneous	18
Total expenses before reductions	14,906
Expense reductions	(120)
Total expenses after reductions		14,786
Net Investment income (loss)		53,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	88,534
Foreign currency transactions	2,841
Total net realized gain (loss)		91,375
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,507)
Affiliated issuers	(2,136)
Assets and liabilities in foreign currencies	86
Total change in net unrealized appreciation (depreciation)		(3,557)
Net gain (loss)		87,818
Net increase (decrease) in net assets resulting from operations		$141,141
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$53,323	$83,538
Net realized gain (loss)	91,375	673,133
Change in net unrealized appreciation (depreciation)	(3,557)	(940,202)
Net increase (decrease) in net assets resulting from operations	141,141	(183,531)
Distributions to shareholders	(620,859)	(571,295)
Share transactions - net increase (decrease)	873,892	37,007
Total increase (decrease) in net assets	394,174	(717,819)

Net Assets
Beginning of period	6,203,416	6,921,235
End of period	$6,597,590	$6,203,416

Financial Highlights
Fidelity® Dividend Growth Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.82	$36.80	$26.38	$29.59	$33.79	$35.06
Income from Investment Operations
Net investment income (loss) A,B	.26	.44	.42	.58	.59	.65
Net realized and unrealized gain (loss)	.38	(1.37)	10.59	(2.29)	1.01 C	3.72
Total from investment operations	.64	(.93)	11.01	(1.71)	1.60	4.37
Distributions from net investment income	(.29)	(.55)	(.59)	(.49)	(.60)	(.60)
Distributions from net realized gain	(2.85)	(2.50)	-	(1.01)	(5.20)	(5.04)
Total distributions	(3.15) D	(3.05)	(.59)	(1.50)	(5.80)	(5.64)
Net asset value, end of period	$30.31	$32.82	$36.80	$26.38	$29.59	$33.79
Total Return E,F	2.30%	(2.83)%	42.42%	(6.24)%	5.38% C	13.60%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.50% I	.48%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49% I	.47%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.49% I	.47%	.48%	.48%	.49%	.49%
Net investment income (loss)	1.72% I	1.27%	1.31%	2.11%	2.05%	1.94%
Supplemental Data
Net assets, end of period (in millions)	$5,553	$5,661	$6,114	$4,685	$5,728	$6,055
Portfolio turnover rate J	48% I	52%	93%	69%	101%	115%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.19%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® Dividend Growth Fund Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$32.77	$36.76	$26.36	$29.56	$33.76	$35.04
Income from Investment Operations
Net investment income (loss) A,B	.27	.47	.44	.61	.63	.69
Net realized and unrealized gain (loss)	.38	(1.37)	10.57	(2.28)	1.01 C	3.71
Total from investment operations	.65	(.90)	11.01	(1.67)	1.64	4.40
Distributions from net investment income	(.31)	(.59)	(.61)	(.52)	(.63)	(.64)
Distributions from net realized gain	(2.85)	(2.50)	-	(1.01)	(5.20)	(5.04)
Total distributions	(3.16)	(3.09)	(.61)	(1.53)	(5.84) D	(5.68)
Net asset value, end of period	$30.26	$32.77	$36.76	$26.36	$29.56	$33.76
Total Return E,F	2.36%	(2.75)%	42.53%	(6.11)%	5.50% C	13.70%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.40% I	.38%	.39%	.39%	.40%	.40%
Expenses net of fee waivers, if any	.40% I	.38%	.39%	.39%	.39%	.40%
Expenses net of all reductions	.40% I	.38%	.38%	.38%	.38%	.39%
Net investment income (loss)	1.81% I	1.36%	1.41%	2.22%	2.16%	2.05%
Supplemental Data
Net assets, end of period (in millions)	$1,045	$542	$807	$1,228	$1,480	$1,212
Portfolio turnover rate J	48% I	52%	93%	69%	101%	115%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been 5.31%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$326

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, deferred Trustee compensation, partnerships and   losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,095,902
Gross unrealized depreciation	(236,897)
Net unrealized appreciation (depreciation)	$859,005
Tax cost	$5,900,813

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	1,744,301	1,423,197

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Dividend Growth as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .34% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Dividend Growth, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Dividend Growth	$3,723.14
Class K	162.04
	$3,885

A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Dividend Growth Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Dividend Growth Fund	$35

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	119,513	83,786	4,206

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Dividend Growth Fund	$8

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Dividend Growth Fund	$49	$- A	$-

A   In the amount of less than five hundred dollars.
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $117.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Dividend Growth Fund
Distributions to shareholders
Dividend Growth	$544,794	$510,637
Class K	76,065	60,658
Total	$620,859	$571,295

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Dividend Growth Fund
Dividend Growth
Shares sold	3,224	9,180	$96,142	$317,840
Reinvestment of distributions	17,485	14,043	517,869	487,723
Shares redeemed	(9,995)	(16,893)	(295,782)	(581,352)
Net increase (decrease)	10,714	6,330	$318,229	$224,211
Class K
Shares sold	17,157	3,443	$531,354	$117,316
Reinvestment of distributions	2,576	1,749	76,065	60,658
Shares redeemed	(1,761)	(10,595)	(51,756)	(365,178)
Net increase (decrease)	17,972	(5,403)	$555,663	$(187,204)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Dividend Growth Fund
Fidelity® Dividend Growth Fund	.49%
Actual		$ 1,000	$ 1,023.00	$ 2.50
Hypothetical- B		$ 1,000	$ 1,022.74	$ 2.50
Class K	.40%
Actual		$ 1,000	$ 1,023.60	$ 2.04
Hypothetical- B		$ 1,000	$ 1,023.19	$ 2.04

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.470802.126
DGF-SANN-0423
Fidelity® Blue Chip Growth Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.3
Microsoft Corp.	8.0
Amazon.com, Inc.	7.0
NVIDIA Corp.	6.2
Alphabet, Inc. Class A	4.9
Marvell Technology, Inc.	3.0
Tesla, Inc.	2.8
Meta Platforms, Inc. Class A	2.6
Netflix, Inc.	2.1
Uber Technologies, Inc.	1.9
47.8

Market Sectors (% of Fund's net assets)

Information Technology	38.1
Consumer Discretionary	29.3
Communication Services	12.4
Health Care	9.2
Energy	4.6
Industrials	3.0
Consumer Staples	1.4
Financials	1.1
Materials	0.9
Real Estate	0.1
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%*
Foreign investments - 9.2%
Short-Term Investments and Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 12.1%
Entertainment - 2.8%
Activision Blizzard, Inc.	238,673	18,275
Bilibili, Inc. ADR (a)	672,761	16,819
Endeavor Group Holdings, Inc. (a)	1,152,011	25,840
Netflix, Inc. (a)	2,250,507	796,364
Sea Ltd. ADR (a)	2,962,483	190,932
Universal Music Group NV	2,007,914	51,327
		1,099,557
Interactive Media & Services - 9.2%
Alphabet, Inc. Class A (a)	19,275,960	1,905,236
Epic Games, Inc. (a)(b)(c)	6,131	5,186
Meta Platforms, Inc. Class A (a)	6,858,503	1,021,711
Pinterest, Inc. Class A (a)(d)	826,518	21,729
Snap, Inc. Class A (a)	50,206,436	580,386
Tencent Holdings Ltd. sponsored ADR	459,200	22,386
		3,556,634
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	79,000	3,841
T-Mobile U.S., Inc. (a)	237,903	35,521
		39,362
TOTAL COMMUNICATION SERVICES		4,695,553
CONSUMER DISCRETIONARY - 28.7%
Auto Components - 0.1%
Aptiv PLC (a)	302,552	34,216
Autoliv, Inc.	21,000	1,935
Mobileye Global, Inc. (d)	333,037	12,855
		49,006
Automobiles - 3.0%
Neutron Holdings, Inc. (a)(b)(c)	7,152,433	172
Rad Power Bikes, Inc. (a)(b)(c)	928,091	3,731
Rivian Automotive, Inc. (a)(d)	3,779,754	73,327
Tesla, Inc. (a)	6,187,241	1,071,754
		1,148,984
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	264,100	11,261
Hotels, Restaurants & Leisure - 3.5%
Airbnb, Inc. Class A (a)	3,249,825	361,088
Caesars Entertainment, Inc. (a)	3,973,136	206,841
Chipotle Mexican Grill, Inc. (a)	18,485	30,433
Draftkings Holdings, Inc. (a)(d)	578,855	8,677
Flutter Entertainment PLC (a)	103,700	16,045
Hilton Worldwide Holdings, Inc.	729,483	105,841
Marriott International, Inc. Class A	1,203,036	209,545
Penn Entertainment, Inc. (a)	6,811,262	241,459
Restaurant Brands International, Inc.	312,300	20,897
Sonder Holdings, Inc.:
rights (a)(c)	16,222	5
rights (a)(c)	16,221	4
rights (a)(c)	16,222	3
rights (a)(c)	16,221	3
rights (a)(c)	16,221	2
rights (a)(c)	16,221	2
Sweetgreen, Inc. Class A (a)(d)	7,085,594	73,478
Trip.com Group Ltd. ADR (a)	848,600	31,195
Yum China Holdings, Inc.	413,500	25,476
Yum! Brands, Inc.	100,686	13,141
		1,344,135
Internet & Direct Marketing Retail - 11.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,455,459	160,392
Amazon.com, Inc. (a)	26,404,200	2,723,065
Deliveroo PLC Class A (a)(e)	11,846,838	13,577
FSN E-Commerce Ventures Private Ltd.	36,842,580	62,008
JD.com, Inc. sponsored ADR	1,883,309	112,113
Lyft, Inc. (a)	19,353,816	314,500
Pinduoduo, Inc. ADR (a)	909,433	89,106
Uber Technologies, Inc. (a)	24,246,757	749,952
Wayfair LLC Class A (a)	1,065,608	64,469
		4,289,182
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	2,257,489	339,030
Ollie's Bargain Outlet Holdings, Inc. (a)	786,369	43,062
Target Corp.	85,880	14,783
		396,875
Specialty Retail - 5.2%
American Eagle Outfitters, Inc. (f)	11,961,903	193,065
Bath & Body Works, Inc.	548,623	25,242
Burlington Stores, Inc. (a)	73,431	16,877
Fanatics, Inc. Class A (a)(b)(c)	1,938,909	160,096
Fast Retailing Co. Ltd.	6,400	3,887
Five Below, Inc. (a)	1,143,710	225,460
Foot Locker, Inc.	661,600	28,786
Lowe's Companies, Inc.	3,389,650	705,895
RH (a)(d)	691,447	215,725
TJX Companies, Inc.	2,891,818	236,724
Victoria's Secret & Co. (a)	2,747,683	115,815
Warby Parker, Inc. (a)(d)	4,446,295	71,808
		1,999,380
Textiles, Apparel & Luxury Goods - 4.8%
Capri Holdings Ltd. (a)	3,452,239	229,539
Compagnie Financiere Richemont SA Series A	170,970	26,356
Crocs, Inc. (a)	1,874,824	228,297
Deckers Outdoor Corp. (a)	743,035	317,633
Hermes International SCA	21,912	40,842
lululemon athletica, Inc. (a)	1,402,665	430,450
LVMH Moet Hennessy Louis Vuitton SE	146,980	128,310
NIKE, Inc. Class B	3,236,220	412,068
On Holding AG (a)	2,316,704	53,748
Tory Burch LLC (a)(b)(c)(g)	293,611	9,131
		1,876,374
TOTAL CONSUMER DISCRETIONARY		11,115,197
CONSUMER STAPLES - 1.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	190,910	74,190
Celsius Holdings, Inc. (a)(d)	3,511,286	352,252
Constellation Brands, Inc. Class A (sub. vtg.)	58,270	13,491
		439,933
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	7,645	3,908
Food Products - 0.0%
Sovos Brands, Inc. (a)	62,457	847
The Real Good Food Co. LLC:
Class B (c)(f)	1,262,073	0
Class B unit (e)(f)	1,262,073	7,017
The Real Good Food Co., Inc. (a)	47,899	266
		8,130
Household Products - 0.1%
Procter & Gamble Co.	149,376	21,268
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	18,491	5,123
Tobacco - 0.0%
JUUL Labs, Inc.:
Class A (a)(b)(c)	21,148	256
Class B (a)(b)(c)	6,625	80
		336
TOTAL CONSUMER STAPLES		478,698
ENERGY - 4.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	974,626	40,174
Oil, Gas & Consumable Fuels - 4.5%
Antero Resources Corp. (a)	1,991,547	57,436
Cenovus Energy, Inc. (Canada)	1,871,854	37,393
Cheniere Energy, Inc.	287,145	43,873
Denbury, Inc. (a)	700,134	60,758
Devon Energy Corp. (d)	1,638,598	103,625
Diamondback Energy, Inc.	1,277,151	186,617
EOG Resources, Inc.	1,685,971	222,970
EQT Corp.	389,693	12,731
Exxon Mobil Corp.	1,235,859	143,372
Hess Corp.	1,960,985	294,462
Marathon Oil Corp.	2,144,160	58,900
Northern Oil & Gas, Inc.	508,176	17,034
Occidental Petroleum Corp.	1,781,195	115,404
Ovintiv, Inc.	255,715	12,589
Pioneer Natural Resources Co.	705,552	162,524
Reliance Industries Ltd.	6,959,093	201,178
Reliance Industries Ltd. sponsored GDR (e)	224,529	12,866
		1,743,732
TOTAL ENERGY		1,783,906
FINANCIALS - 1.1%
Banks - 0.3%
Kotak Mahindra Bank Ltd.	779,186	16,578
Wells Fargo & Co.	2,169,117	101,667
		118,245
Consumer Finance - 0.6%
American Express Co.	1,328,581	232,409
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(b)(c)	6,428,801	10,158
Berkshire Hathaway, Inc. Class B (a)	41,969	13,074
Housing Development Finance Corp. Ltd.	697,722	22,509
Rapyd Financial Network 2016 Ltd. (a)(b)(c)	204,327	14,507
		60,248
TOTAL FINANCIALS		410,902
HEALTH CARE - 9.2%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	665,155	150,591
Arcutis Biotherapeutics, Inc. (a)	674,708	11,180
Argenx SE ADR (a)	88,816	33,950
Ascendis Pharma A/S sponsored ADR (a)	428,366	53,152
CytomX Therapeutics, Inc. (a)(e)	378,621	1,022
Generation Bio Co. (a)	792,134	4,674
Instil Bio, Inc. (a)	158,873	129
Karuna Therapeutics, Inc. (a)	169,467	33,790
Moderna, Inc. (a)	18,100	3,187
Prometheus Biosciences, Inc. (a)	34,300	3,899
Regeneron Pharmaceuticals, Inc. (a)	168,491	127,795
Vertex Pharmaceuticals, Inc. (a)	288,718	93,285
Verve Therapeutics, Inc. (a)	428,562	9,750
		526,404
Health Care Equipment & Supplies - 1.5%
Axonics Modulation Technologies, Inc. (a)	583,297	35,814
Blink Health LLC Series A1 (a)(b)(c)	51,117	2,208
Boston Scientific Corp. (a)	1,993,687	92,208
DexCom, Inc. (a)	2,330,566	249,580
Insulet Corp. (a)	316,197	90,850
Oddity Tech Ltd. (b)(c)	23,418	9,400
Shockwave Medical, Inc. (a)	534,475	100,444
TransMedics Group, Inc. (a)	102,274	6,445
		586,949
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)	369,598	8,042
Alignment Healthcare, Inc. (a)	902,361	11,144
Cigna Corp.	136,133	43,109
Elevance Health, Inc.	38,751	19,375
Guardant Health, Inc. (a)	2,082,131	65,441
Humana, Inc.	287,512	147,120
LifeStance Health Group, Inc. (a)	1,233,896	6,515
Surgery Partners, Inc. (a)	572,616	19,011
UnitedHealth Group, Inc.	1,318,087	657,976
Universal Health Services, Inc. Class B	72,600	10,760
		988,493
Health Care Technology - 0.0%
Certara, Inc. (a)	378,347	7,340
MultiPlan Corp. warrants (a)(b)	138,859	1
		7,341
Life Sciences Tools & Services - 0.9%
Danaher Corp.	604,304	159,766
ICON PLC (a)	99,384	22,929
Olink Holding AB ADR (a)	584,547	11,445
Seer, Inc. (a)	313,100	1,425
Thermo Fisher Scientific, Inc.	203,713	116,184
Veterinary Emergency Group LLC Class A (a)(b)(c)(g)	524,494	29,797
		341,546
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	263,545	17,228
Eli Lilly & Co.	1,718,975	591,585
Novo Nordisk A/S:
Series B	139,500	19,305
Series B sponsored ADR	1,133,100	157,252
Roche Holding AG (participation certificate)	45,578	14,228
Zoetis, Inc. Class A	1,908,835	315,893
		1,115,491
TOTAL HEALTH CARE		3,566,224
INDUSTRIALS - 2.4%
Aerospace & Defense - 1.5%
Airbus Group NV	274,003	34,351
Howmet Aerospace, Inc.	1,108,640	45,111
L3Harris Technologies, Inc.	136,376	29,296
Lockheed Martin Corp.	72,220	33,457
Northrop Grumman Corp.	52,881	23,693
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,961,836	228,061
Class C (a)(b)(c)	27,830	2,143
The Boeing Co. (a)	775,623	165,208
		561,320
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	2,469,600	9,151
ZTO Express, Inc. sponsored ADR	378,300	10,785
		19,936
Airlines - 0.1%
Delta Air Lines, Inc. (a)	484,500	18,944
United Airlines Holdings, Inc. (a)	767,300	37,567
		56,511
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	2,429,145	23,806
Electrical Equipment - 0.3%
Acuity Brands, Inc.	646,338	121,848
Array Technologies, Inc. (a)	374,100	8,316
Regal Rexnord Corp.	26,600	3,703
		133,867
Machinery - 0.1%
Deere & Co.	76,354	32,286
Professional Services - 0.0%
Experian PLC	211,100	7,720
Road & Rail - 0.2%
Avis Budget Group, Inc. (a)	263,783	52,767
Bird Global, Inc. (a)(b)	1,821,129	427
Bird Global, Inc.:
Class A (a)(d)	18,328,735	4,300
Stage 1 rights (a)(c)	262,923	0
Stage 2 rights (a)(c)	262,922	0
Stage 3 rights (a)(c)	262,922	0
Hertz Global Holdings, Inc. (a)(d)	1,466,783	26,431
		83,925
TOTAL INDUSTRIALS		919,371
INFORMATION TECHNOLOGY - 37.5%
IT Services - 2.7%
Adyen BV (a)(e)	5,560	8,406
Block, Inc. Class A (a)	974,300	79,620
Cloudflare, Inc. (a)	92,349	4,886
MasterCard, Inc. Class A	1,427,782	529,136
MongoDB, Inc. Class A (a)	188,309	40,338
Okta, Inc. (a)	1,316,950	96,941
PayPal Holdings, Inc. (a)	774,356	63,102
Shopify, Inc. Class A (a)	82,900	4,085
Snowflake, Inc. (a)(d)	235,746	36,880
Twilio, Inc. Class A (a)	942,067	56,373
Visa, Inc. Class A	545,207	125,512
X Holdings I, Inc. (b)(c)	19,660	7,800
		1,053,079
Semiconductors & Semiconductor Equipment - 14.9%
Advanced Micro Devices, Inc. (a)	3,700,250	278,074
ASML Holding NV	87,447	57,788
Cirrus Logic, Inc. (a)	681,400	61,592
Enphase Energy, Inc. (a)	203,700	45,095
GlobalFoundries, Inc. (a)	4,376,500	259,439
Lam Research Corp.	163,606	81,819
Marvell Technology, Inc.	27,350,916	1,180,192
Microchip Technology, Inc.	215,894	16,758
Monolithic Power Systems, Inc.	222,717	95,002
NVIDIA Corp.	12,197,413	2,383,009
NXP Semiconductors NV	3,662,899	675,109
onsemi (a)	3,854,165	283,088
SolarEdge Technologies, Inc. (a)	103,800	33,126
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,848,168	171,381
Teradyne, Inc.	1,368,359	139,162
Wolfspeed, Inc. (a)	19,264	1,484
		5,762,118
Software - 10.6%
Atom Tickets LLC (a)(b)(c)(g)	1,204,239	0
Bill.Com Holdings, Inc. (a)(d)	506,773	58,593
Confluent, Inc. (a)	246,700	5,699
Datadog, Inc. Class A (a)(d)	614,297	45,956
HubSpot, Inc. (a)	436,223	151,374
Intuit, Inc.	375,640	158,772
Microsoft Corp.	12,528,839	3,104,772
Paycom Software, Inc. (a)	182,158	59,008
Pine Labs Private Ltd. (a)(b)(c)	9,912	5,669
Salesforce.com, Inc. (a)	2,010,637	337,727
ServiceNow, Inc. (a)	171,474	78,043
Splunk, Inc. (a)	532,476	50,995
Stripe, Inc. Class B (a)(b)(c)	173,600	4,665
Tanium, Inc. Class B (a)(b)(c)	554,900	4,040
Zoom Video Communications, Inc. Class A (a)	673,550	50,516
		4,115,829
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	25,111,775	3,623,374
TOTAL INFORMATION TECHNOLOGY		14,554,400
MATERIALS - 0.7%
Chemicals - 0.1%
Cibus Corp.:
Series C (a)(b)(c)(g)	3,045,600	6,091
Series D (a)(b)(c)(g)	1,716,640	3,433
Series E (a)(b)(c)(g)	2,099,645	4,199
Series F (a)(b)(c)(g)	652,756	1,306
Linde PLC	67,184	22,234
		37,263
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	5,405,639	241,200
TOTAL MATERIALS		278,463
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	56,100	4,210
Real Estate Management & Development - 0.1%
WeWork, Inc. (a)(d)	11,955,558	19,009
TOTAL REAL ESTATE		23,219
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	102,600	7,657
TOTAL COMMON STOCKS (Cost $22,265,276)		37,833,590

Preferred Stocks - 2.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 2.1%
COMMUNICATION SERVICES - 0.3%
Interactive Media & Services - 0.3%
ByteDance Ltd. Series E1 (a)(b)(c)	293,038	57,998
Reddit, Inc.:
Series B(a)(b)(c)	524,232	19,685
Series E(a)(b)(c)	43,813	1,645
Series F(a)(b)(c)	457,142	17,166
		96,494
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	120,997	486
Series C(a)(b)(c)	476,111	1,914
Series D(a)(b)(c)	867,000	3,485
		5,885
Hotels, Restaurants & Leisure - 0.1%
Discord, Inc. Series I (a)(b)(c)	6,100	2,336
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(g)	68,723	19,106
Series 4(a)(b)(c)(g)	6,272	1,670
Series 5(a)(b)(c)(g)	25,187	6,299
		29,411
Internet & Direct Marketing Retail - 0.2%
Instacart, Inc.:
Series H(a)(b)(c)	245,379	10,821
Series I(a)(b)(c)	118,846	5,241
Meesho Series F (a)(b)(c)	546,589	43,306
		59,368
Textiles, Apparel & Luxury Goods - 0.0%
CelLink Corp. Series D (b)(c)	771,513	12,174

TOTAL CONSUMER DISCRETIONARY		106,838

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
GoBrands, Inc.:
Series G(a)(b)(c)	166,200	26,167
Series H(a)(b)(c)	104,029	16,378
		42,545
Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	1,091,300	7,126
Bowery Farming, Inc. Series C1 (a)(b)(c)	161,262	3,275
		10,401
Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	2,570,575	31,130
Series D(a)(b)(c)	13,822	167
Series E(a)(b)(c)	14,959	181
		31,478
TOTAL CONSUMER STAPLES		84,424

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (b)(c)	5,347	1,089

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	170,685	7,374

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(c)	3,301	731

TOTAL HEALTH CARE		9,194

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems:
Series B(a)(b)(c)	270,130	9,935
Series B2(a)(b)(c)	141,569	5,142
Relativity Space, Inc. Series E (a)(b)(c)	2,480,614	47,380
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	97,277	74,903
Series H(a)(b)(c)	25,767	19,841
Series N(a)(b)(c)	79,406	61,143
		218,344
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	101,010	7,689

TOTAL INDUSTRIALS		226,033

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	12,084,432	6,646
Menlo Micro, Inc. Series C (b)(c)	4,680,700	5,289
		11,935
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	646,522	20
Yanka Industries, Inc. Series F (a)(b)(c)	508,854	5,506
		5,526
Semiconductors & Semiconductor Equipment - 0.2%
Alif Semiconductor Series C (b)(c)	391,847	6,591
Astera Labs, Inc.:
Series A(b)(c)	672,992	6,777
Series B(b)(c)	114,587	1,154
Series C(a)(b)(c)	1,572,300	15,833
Series D(b)(c)	2,623,426	26,418
GaN Systems, Inc.:
Series F1(a)(b)(c)	661,660	3,546
Series F2(a)(b)(c)	349,385	1,873
SiMa.ai:
Series B(a)(b)(c)	2,821,200	18,281
Series B1(b)(c)	188,978	1,423
Xsight Labs Ltd. Series D (a)(b)(c)	1,192,000	9,166
		91,062
Software - 0.3%
Algolia, Inc. Series D (a)(b)(c)	276,495	4,333
Bolt Technology OU Series E (a)(b)(c)	170,267	23,433
Databricks, Inc.:
Series G(a)(b)(c)	437,958	21,552
Series H(a)(b)(c)	273,924	13,480
Dataminr, Inc. Series D (a)(b)(c)	277,250	4,278
Delphix Corp. Series D (a)(b)(c)	675,445	3,472
Mountain Digital, Inc. Series D (a)(b)(c)	524,265	5,903
Skyryse, Inc. Series B (a)(b)(c)	560,000	11,323
Stripe, Inc. Series H (a)(b)(c)	73,100	1,964
Tenstorrent, Inc. Series C1 (a)(b)(c)	77,800	4,060
		93,798
TOTAL INFORMATION TECHNOLOGY		202,321

MATERIALS - 0.2%
Metals & Mining - 0.2%
Diamond Foundry, Inc. Series C (a)(b)(c)	2,271,329	80,564

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (a)(b)(c)	341,408	10,072

TOTAL CONVERTIBLE PREFERRED STOCKS		815,940
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(b)(c)	50,654,200	1,216
Series 1D(a)(b)(c)	85,315,542	2,048
Waymo LLC Series A2 (a)(b)(c)	81,316	3,937
		7,201
Internet & Direct Marketing Retail - 0.2%
Circle Internet Financial Ltd. Series E (b)(c)	1,244,183	42,053
ZKH Group Ltd. Series F (c)	21,325,985	10,023
		52,076
TOTAL CONSUMER DISCRETIONARY		59,277

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	29,758	6,440

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	709,497	12,913

Software - 0.1%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	23,689	13,548
Series A(a)(b)(c)	5,920	3,386
Series B(a)(b)(c)	6,440	3,683
Series B2(a)(b)(c)	5,209	2,979
Series C(a)(b)(c)	9,690	5,542
Series C1(a)(b)(c)	2,041	1,167
Series D(a)(b)(c)	2,183	1,249
		31,554
TOTAL INFORMATION TECHNOLOGY		44,467

TOTAL NONCONVERTIBLE PREFERRED STOCKS		110,184
TOTAL PREFERRED STOCKS (Cost $857,302)		926,124

Convertible Bonds - 0.1%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 10/27/25 (b)(c)(i)	20,045	18,507
4% 5/22/27 (b)(c)	2,433	2,344
4% 6/12/27 (b)(c)	647	624
(Cost $23,125)		21,475

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(c)(j)	15,508	9,592
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(j)	4,320	3,793
TOTAL PREFERRED SECURITIES (Cost $19,828)		13,385

Money Market Funds - 1.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (k)	14,593,872	14,597
Fidelity Securities Lending Cash Central Fund 4.38% (k)(l)	539,776,966	539,831
TOTAL MONEY MARKET FUNDS (Cost $554,428)		554,428

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $23,719,959)	39,349,002
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(566,440)
NET ASSETS - 100.0%	38,782,562

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,463,518,000 or 3.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,888,000 or 0.1% of net assets.

(f)	Affiliated company
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	12,165

ABL Space Systems Series B2	10/22/21	9,626

AgBiome LLC Series C	6/29/18	6,912

Algolia, Inc. Series D	7/23/21	8,086

Alif Semiconductor Series C	3/08/22	7,954

Ant International Co. Ltd. Class C	5/16/18	24,503

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Astera Labs, Inc. Series A	5/17/22	6,844

Astera Labs, Inc. Series B	5/17/22	1,165

Astera Labs, Inc. Series C	8/24/21	5,286

Astera Labs, Inc. Series D	5/17/22 - 5/27/22	26,679

Atom Tickets LLC	8/15/17	7,000

Beta Technologies, Inc. Series A	4/09/21	7,401

Bird Global, Inc.	5/11/21	18,211

Blink Health LLC Series A1	12/30/20	1,385

Blink Health LLC Series C	11/07/19 - 7/14/21	6,515

Bolt Technology OU Series E	1/03/22	44,235

Bowery Farming, Inc. Series C1	5/18/21	9,716

ByteDance Ltd. Series E1	11/18/20	32,109

Castle Creek Biosciences, Inc. Series D2	6/28/21	917

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	9,831

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	1,360

CelLink Corp. Series D	1/20/22	16,066

Cibus Corp. Series C	2/16/18	6,396

Cibus Corp. Series D	5/10/19	2,146

Cibus Corp. Series E	6/23/21	3,695

Cibus Corp. Series F	12/02/22	1,306

Circle Internet Financial Ltd. Series E	5/11/21	20,193

Databricks, Inc. Series G	2/01/21	25,893

Databricks, Inc. Series H	8/31/21	20,129

Dataminr, Inc. Series D	3/06/15	3,535

Delphix Corp. Series D	7/10/15	6,079

Diamond Foundry, Inc. Series C	3/15/21	54,512

Discord, Inc. Series I	9/15/21	3,359

Enevate Corp. Series E	1/29/21	13,398

Epic Games, Inc.	7/30/20	3,525

Fanatics, Inc. Class A	8/13/20 - 10/24/22	78,990

GaN Systems, Inc. Series F1	11/30/21	5,611

GaN Systems, Inc. Series F2	11/30/21	2,963

GaN Systems, Inc. 0%	11/30/21	15,508

GoBrands, Inc. Series G	3/02/21	41,503

GoBrands, Inc. Series H	7/22/21	40,414

Gupshup, Inc.	6/08/21	16,223

Instacart, Inc. Series H	11/13/20	14,723

Instacart, Inc. Series I	2/26/21	14,856

JUUL Labs, Inc. Class A	12/20/17	453

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

JUUL Labs, Inc. Series E	12/20/17	321

Meesho Series F	9/21/21	41,908

Menlo Micro, Inc. Series C	2/09/22	6,204

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	9,415

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	878

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	3,590

Mountain Digital, Inc. Series D	11/05/21	12,040

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	72

Neutron Holdings, Inc. Series 1C	7/03/18	9,262

Neutron Holdings, Inc. Series 1D	1/25/19	20,689

Neutron Holdings, Inc. 4% 10/27/25	10/29/21	20,045

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	2,433

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	647

Oddity Tech Ltd.	1/06/22	10,079

Pine Labs Private Ltd.	6/30/21	3,696

Pine Labs Private Ltd. Series 1	6/30/21	8,833

Pine Labs Private Ltd. Series A	6/30/21	2,207

Pine Labs Private Ltd. Series B	6/30/21	2,401

Pine Labs Private Ltd. Series B2	6/30/21	1,942

Pine Labs Private Ltd. Series C	6/30/21	3,613

Pine Labs Private Ltd. Series C1	6/30/21	761

Pine Labs Private Ltd. Series D	6/30/21	814

Rad Power Bikes, Inc.	1/21/21	4,477

Rad Power Bikes, Inc. Series A	1/21/21	584

Rad Power Bikes, Inc. Series C	1/21/21	2,297

Rad Power Bikes, Inc. Series D	9/17/21	8,309

Rapyd Financial Network 2016 Ltd.	3/30/21	15,000

Reddit, Inc. Series B	7/26/17	7,442

Reddit, Inc. Series E	5/18/21	1,861

Reddit, Inc. Series F	8/11/21	28,249

Redwood Materials Series C	5/28/21	16,184

Relativity Space, Inc. Series E	5/27/21	56,645

SiMa.ai Series B	5/10/21	14,465

SiMa.ai Series B1	4/25/22	1,340

Skyryse, Inc. Series B	10/21/21	13,821

Space Exploration Technologies Corp. Class A	10/16/15 - 5/24/22	55,406

Space Exploration Technologies Corp. Class C	9/11/17	376

Space Exploration Technologies Corp. Series G	1/20/15	7,535

Space Exploration Technologies Corp. Series H	8/04/17	3,479

Space Exploration Technologies Corp. Series N	8/04/20	21,440

Stripe, Inc. Class B	5/18/21	6,966

Stripe, Inc. Series H	3/15/21	2,933

Tanium, Inc. Class B	4/21/17	2,755

Tenstorrent, Inc. Series C1	4/23/21	4,626

Tenstorrent, Inc. 0%	4/23/21	4,320

Tory Burch LLC	5/14/15	20,890

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	21,636

Waymo LLC Series A2	5/08/20	6,982

X Holdings I, Inc.	10/25/22	19,660

Xsight Labs Ltd. Series D	2/16/21	9,531

Yanka Industries, Inc. Series F	4/08/21	16,221

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	1,244,965	1,230,368	1,230	-	-	14,597	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	776,449	1,719,996	1,956,614	1,650	-	-	539,831	1.8%
Total	776,449	2,964,961	3,186,982	2,880	-	-	554,428

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
American Eagle Outfitters, Inc.	116,007	27,166	882	-	24	50,750	193,065
The Real Good Food Co. LLC Class B	-	-	-	-	-	-	-
The Real Good Food Co. LLC Class B unit	8,203	-	-	-	-	(1,186)	7,017
The Real Good Food Co., Inc.	314	-	2	-	(2)	(44)	-
Total	124,524	27,166	884	-	22	49,520	200,082

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	4,792,047	4,639,040	51,327	101,680
Consumer Discretionary	11,281,312	10,721,487	220,561	339,264
Consumer Staples	563,122	478,362	-	84,760
Energy	1,783,906	1,582,728	201,178	-
Financials	410,902	347,150	39,087	24,665
Health Care	3,581,858	3,491,285	33,534	57,039
Industrials	1,145,404	637,945	51,222	456,237
Information Technology	14,801,188	14,523,820	8,406	268,962
Materials	359,027	263,434	-	95,593
Real Estate	23,219	23,219	-	-
Utilities	17,729	7,657	-	10,072

Corporate Bonds	21,475	-	-	21,475

Preferred Securities	13,385	-	-	13,385

Money Market Funds	554,428	554,428	-	-
Total Investments in Securities:	39,349,002	37,270,555	605,315	1,473,132

Net Unrealized Depreciation on Unfunded Commitments	(2,214)	-	-	(2,214)
Total	(2,214)	-	-	(2,214)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Industrials
Beginning Balance	$432,551
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	23,686
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$456,237
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$23,686
Information Technology
Beginning Balance	$392,120
Net Realized Gain (Loss) on Investment Securities	(1,257)
Net Unrealized Gain (Loss) on Investment Securities	(131,860)
Cost of Purchases	19,660
Proceeds of Sales	(9,701)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$268,962
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(122,558)
Other Investments in Securities
Beginning Balance	$580,432
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	92,270
Cost of Purchases	19,975
Proceeds of Sales	(5,145)
Amortization/Accretion	-
Transfers into Level 3	72,469
Transfers out of Level 3	(12,068)
Ending Balance	$747,933
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$92,270

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $540,200) - See accompanying schedule:
Unaffiliated issuers (cost $22,946,369)	$38,594,492
Fidelity Central Funds (cost $554,428)	554,428
Other affiliated issuers (cost $219,162)	200,082

Total Investment in Securities (cost $23,719,959)		$39,349,002
Cash		831
Foreign currency held at value (cost $75)		75
Receivable for investments sold		34,864
Receivable for fund shares sold		15,489
Dividends receivable		9,386
Interest receivable		941
Distributions receivable from Fidelity Central Funds		109
Prepaid expenses		37
Other receivables		772
Total assets		39,411,506
Liabilities
Payable for investments purchased	$20,705
Unrealized depreciation on unfunded commitments	2,214
Payable for fund shares redeemed	26,734
Accrued management fee	16,730
Other affiliated payables	4,163
Other payables and accrued expenses	18,605
Collateral on securities loaned	539,793
Total Liabilities		628,944
Net Assets		$38,782,562
Net Assets consist of:
Paid in capital		$23,081,794
Total accumulated earnings (loss)		15,700,768
Net Assets		$38,782,562

Net Asset Value and Maximum Offering Price
Blue Chip Growth :
Net Asset Value , offering price and redemption price per share ($34,964,241 ÷ 275,740 shares)		$126.80
Class K :
Net Asset Value , offering price and redemption price per share ($3,818,321 ÷ 29,972 shares) (a)		$127.39
(a)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares

Statement of Operations
Amounts in thousands		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$116,974
Interest		45
Income from Fidelity Central Funds (including $1,650 from security lending)		2,880
Total Income		119,899
Expenses
Management fee
Basic fee	$98,800
Performance adjustment	7,804
Transfer agent fees	24,520
Accounting fees	1,008
Custodian fees and expenses	242
Independent trustees' fees and expenses	66
Registration fees	148
Audit	90
Legal	34
Interest	131
Miscellaneous	128
Total expenses before reductions	132,971
Expense reductions	(707)
Total expenses after reductions		132,264
Net Investment income (loss)		(12,365)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	336,205
Redemptions in-kind	73,492
Affiliated issuers	22
Foreign currency transactions	(129)
Total net realized gain (loss)		409,590
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $5,499)	(2,163,470)
Affiliated issuers	49,520
Unfunded commitments	428
Assets and liabilities in foreign currencies	81
Total change in net unrealized appreciation (depreciation)		(2,113,441)
Net gain (loss)		(1,703,851)
Net increase (decrease) in net assets resulting from operations		$(1,716,216)
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(12,365)	$(156,441)
Net realized gain (loss)	409,590	1,694,904
Change in net unrealized appreciation (depreciation)	(2,113,441)	(14,698,589)
Net increase (decrease) in net assets resulting from operations	(1,716,216)	(13,160,126)
Distributions to shareholders	(195,822)	(4,919,350)
Share transactions - net increase (decrease)	(412,346)	2,233,155
Total increase (decrease) in net assets	(2,324,384)	(15,846,321)

Net Assets
Beginning of period	41,106,946	56,953,267
End of period	$38,782,562	$41,106,946

Financial Highlights
Fidelity® Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$132.94	$187.79	$138.12	$103.05	$99.75	$83.20
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.50)	(.73)	(.17)	(.04)	.11 C
Net realized and unrealized gain (loss)	(5.45)	(38.32)	60.84	39.23	8.65	20.20
Total from investment operations	(5.50)	(38.82)	60.11	39.06	8.61	20.31
Distributions from net investment income	-	-	-	-	(.11)	(.08)
Distributions from net realized gain	(.64)	(16.03)	(10.44)	(3.99)	(5.20)	(3.68)
Total distributions	(.64)	(16.03)	(10.44)	(3.99)	(5.31)	(3.76)
Net asset value, end of period	$126.80	$132.94	$187.79	$138.12	$103.05	$99.75
Total Return D,E	(4.16)%	(22.85)%	45.70%	39.45%	9.09%	25.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.76%	.79%	.79%	.80%	.72%
Expenses net of fee waivers, if any	.71% H	.76%	.79%	.79%	.80%	.72%
Expenses net of all reductions	.71% H	.76%	.78%	.78%	.80%	.72%
Net investment income (loss)	(.08)% H	(.31)%	(.44)%	(.16)%	(.04)%	.12% C
Supplemental Data
Net assets, end of period (in millions)	$34,964	$36,726	$48,318	$31,023	$23,023	$20,714
Portfolio turnover rate I	23% H,J	34% J	41% J	49% J	45% J	41% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Blue Chip Growth Fund Class K

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$133.48	$188.45	$138.50	$103.24	$99.92	$83.34
Income from Investment Operations
Net investment income (loss) A,B	.01	(.37)	(.60)	(.08)	.05	.20 C
Net realized and unrealized gain (loss)	(5.46)	(38.45)	61.04	39.33	8.66	20.22
Total from investment operations	(5.45)	(38.82)	60.44	39.25	8.71	20.42
Distributions from net investment income	-	-	-	-	(.19)	(.16)
Distributions from net realized gain	(.64)	(16.15)	(10.49)	(3.99)	(5.20)	(3.68)
Total distributions	(.64)	(16.15)	(10.49)	(3.99)	(5.39)	(3.84)
Net asset value, end of period	$127.39	$133.48	$188.45	$138.50	$103.24	$99.92
Total Return D,E	(4.10)%	(22.78)%	45.83%	39.57%	9.20%	25.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62% H	.68%	.71%	.70%	.70%	.62%
Expenses net of fee waivers, if any	.62% H	.68%	.71%	.69%	.70%	.62%
Expenses net of all reductions	.62% H	.68%	.70%	.69%	.70%	.62%
Net investment income (loss)	.02% H	(.23)%	(.36)%	(.07)%	.05%	.22% C
Supplemental Data
Net assets, end of period (in millions)	$3,818	$4,380	$8,635	$6,625	$5,316	$5,669
Portfolio turnover rate I	23% H,J	34% J	41% J	49% J	45% J	41% J

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .12%.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

J Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023
( Amounts in thousands except percentages)

1. Organization.
Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Blue Chip Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify the Fund as a non-diversified fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$1,438,272	Market comparable	Enterprise value/EBITDA multiple (EVEBITDA)	6.0 - 23.0 / 8.2	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 25.0 / 7.6	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.5	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
			Enterprise value/Revenue multiple (EV/R)	2.1	Increase
			Liquidity preference	$250.08 - $278.02 / $264.79	Increase
		Recovery value	Recovery value	$0.00 - $0.03 / $0.00	Increase
		Market approach	Transaction price	$1.11 - $215.03 / $39.84	Increase
			Discount rate	5.0% - 50.0% / 21.8%	Decrease
			Premium rate	10.0%	Increase
		Book value	Book value multiple	1.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	25.0% - 36.3% / 30.9%	Decrease
			Exit multiple	1.8 - 7.3 / 3.2	Increase
		Black scholes	Discount rate	3.5% - 4.1% / 3.7%	Increase
			Probability rate	50.0%	Increase
			Volatility	50.0% - 100.0% / 70.2%	Increase
			Term	2.0 - 5.0 / 3.9	Increase
Corporate Bonds	$21,475	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 50.0% / 33.3%	Increase
		Black scholes	Volatility	75.0%	Increase
			Term	0.9	Increase
Preferred Securities	$13,385	Market comparable	Enterprise value/Revenue multiple (EV/R)	4.6	Increase
			Probability rate	10.0% - 90.0% / 50.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	15.0%	Decrease
		Black scholes	Discount rate	4.1%	Increase
			Volatility	70.0%	Increase
			Term	2.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$735

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation, net operating losses, and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,509,971
Gross unrealized depreciation	(2,994,083)
Net unrealized appreciation (depreciation)	$15,515,888
Tax cost	$23,830,900

The Fund elected to defer to its next fiscal year approximately $68,789 of ordinary losses recognized during the period January 1, 2022 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Blue Chip Growth Fund	Stripe, Inc.	$2,214	$(2,214)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Blue Chip Growth Fund	81,032.21

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions . The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	4,267,621	4,718,153

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	1,332	73,492	157,282	Class K

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
Fidelity Blue Chip Growth Fund	10,273	673,294	1,424,375	Blue Chip Growth, Class K

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the   relative investment performance of Blue Chip Growth as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Blue Chip Growth	$23,717.14
Class K	803.04
	$24,520

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Blue Chip Growth Fund	.01

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Blue Chip Growth Fund	$128

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	Borrower	$15,249	3.26%	$120

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	499,062	137,160	2,238

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Blue Chip Growth Fund	$53

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Blue Chip Growth Fund	$167	$59	$138

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Blue Chip Growth Fund	$10,843	3.76%	$11

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $9.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $698.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Blue Chip Growth	$175,348	$4,200,150
Class K	20,474	719,200
Total	$195,822	$4,919,350

11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2023	Year ended July 31, 2022	Six months ended January 31, 2023	Year ended July 31, 2022
Fidelity Blue Chip Growth Fund
Blue Chip Growth
Shares sold	24,696	59,594	$2,949,072	$9,796,348
Reinvestment of distributions	1,237	21,851	162,230	3,946,089
Shares redeemed	(26,455)	(62,488)	(3,179,692)	(9,722,466)
Net increase (decrease)	(522)	18,957	$(68,391)	$4,019,971
Class K
Shares sold	2,553	6,939	$309,992	$1,053,095
Reinvestment of distributions	155	3,969	20,473	719,197
Shares redeemed	(5,554)	(23,912)	(674,420)	(3,559,108)
Net increase (decrease)	(2,846)	(13,004)	$(343,955)	$(1,786,816)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023
Fidelity® Blue Chip Growth Fund
Fidelity® Blue Chip Growth Fund	.71%
Actual		$ 1,000	$ 958.40	$ 3.50
Hypothetical- B		$ 1,000	$ 1,021.63	$ 3.62
Class K	.62%
Actual		$ 1,000	$ 959.00	$ 3.06
Hypothetical- B		$ 1,000	$ 1,022.08	$ 3.16

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.700126.126
BCF-SANN-0423
Fidelity® Series Blue Chip Growth Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	9.6
Microsoft Corp.	8.3
Amazon.com, Inc.	7.4
NVIDIA Corp.	6.1
Alphabet, Inc. Class A	4.8
Tesla, Inc.	2.8
Meta Platforms, Inc. Class A	2.7
Marvell Technology, Inc.	2.6
lululemon athletica, Inc.	2.1
Netflix, Inc.	2.1
48.5

Market Sectors (% of Fund's net assets)

Information Technology	37.9
Consumer Discretionary	29.4
Communication Services	12.3
Health Care	9.5
Energy	4.4
Industrials	2.5
Consumer Staples	1.4
Financials	1.0
Materials	0.8
Real Estate	0.0
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 7.9%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.2%
Entertainment - 2.9%
Activision Blizzard, Inc.	45,400	3,476,278
Bilibili, Inc. ADR (a)	149,100	3,727,500
Endeavor Group Holdings, Inc. (a)	281,188	6,307,047
Netflix, Inc. (a)	488,524	172,869,103
Sea Ltd. ADR (a)	640,231	41,262,888
Universal Music Group NV	423,076	10,814,828
		238,457,644
Interactive Media & Services - 9.2%
Alphabet, Inc. Class A (a)	4,011,060	396,453,170
Epic Games, Inc. (a)(b)(c)	1,076	910,156
Meta Platforms, Inc. Class A (a)	1,511,010	225,095,160
Pinterest, Inc. Class A (a)	154,800	4,069,692
Snap, Inc. Class A (a)	10,956,866	126,661,371
Tencent Holdings Ltd. sponsored ADR	84,000	4,095,000
		757,284,549
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. Class B (non-vtg.)	17,500	850,832
T-Mobile U.S., Inc. (a)	44,700	6,674,157
		7,524,989
TOTAL COMMUNICATION SERVICES		1,003,267,182
CONSUMER DISCRETIONARY - 29.3%
Auto Components - 0.1%
Aptiv PLC (a)	58,500	6,615,765
Autoliv, Inc.	4,700	432,964
Mobileye Global, Inc. (d)	64,700	2,497,420
		9,546,149
Automobiles - 3.0%
Neutron Holdings, Inc. (a)(b)(c)	691,699	16,601
Rad Power Bikes, Inc. (a)(b)(c)	110,210	443,044
Rivian Automotive, Inc. (a)	540,995	10,495,303
Tesla, Inc. (a)	1,342,705	232,583,360
		243,538,308
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	58,500	2,494,440
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	727,700	80,854,747
Caesars Entertainment, Inc. (a)	861,847	44,867,755
Chipotle Mexican Grill, Inc. (a)	2,742	4,514,374
Draftkings Holdings, Inc. (a)	118,500	1,776,315
Flutter Entertainment PLC (a)	23,100	3,574,094
Hilton Worldwide Holdings, Inc.	161,900	23,490,071
Marriott International, Inc. Class A	262,700	45,757,086
Penn Entertainment, Inc. (a)	1,318,644	46,745,930
Restaurant Brands International, Inc.	62,300	4,168,629
Sweetgreen, Inc. Class A (a)	1,164,526	12,076,135
Trip.com Group Ltd. ADR (a)	176,600	6,491,816
Yum China Holdings, Inc.	91,400	5,631,154
Yum! Brands, Inc.	20,700	2,701,557
		282,649,663
Internet & Direct Marketing Retail - 11.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	316,200	34,845,240
Amazon.com, Inc. (a)	5,956,400	614,283,532
Deliveroo PLC Class A (a)(e)	400,600	459,111
FSN E-Commerce Ventures Private Ltd.	4,910,760	8,265,130
JD.com, Inc. sponsored ADR	373,500	22,234,455
Lyft, Inc. (a)	3,413,608	55,471,130
Pinduoduo, Inc. ADR (a)	203,200	19,909,536
Uber Technologies, Inc. (a)	5,294,975	163,773,577
Wayfair LLC Class A (a)	219,920	13,305,160
		932,546,871
Multiline Retail - 1.1%
Dollar Tree, Inc. (a)	494,600	74,279,028
Ollie's Bargain Outlet Holdings, Inc. (a)	135,500	7,419,980
Target Corp.	34,800	5,990,472
		87,689,480
Specialty Retail - 4.9%
American Eagle Outfitters, Inc.	2,393,286	38,627,636
Bath & Body Works, Inc.	106,700	4,909,267
Burlington Stores, Inc. (a)	18,393	4,227,263
Fanatics, Inc. Class A (a)(b)(c)	159,285	13,152,162
Fast Retailing Co. Ltd.	1,400	850,303
Five Below, Inc. (a)	244,784	48,254,270
Foot Locker, Inc.	146,900	6,391,619
Lowe's Companies, Inc.	741,606	154,439,450
RH (a)(d)	148,604	46,362,962
TJX Companies, Inc.	629,200	51,506,312
Victoria's Secret & Co. (a)	564,427	23,790,598
Warby Parker, Inc. (a)	928,979	15,003,011
		407,514,853
Textiles, Apparel & Luxury Goods - 5.5%
Capri Holdings Ltd. (a)	755,900	50,259,791
Compagnie Financiere Richemont SA Series A	35,740	5,509,583
Crocs, Inc. (a)	408,684	49,765,451
Deckers Outdoor Corp. (a)	90,216	38,565,536
Hermes International SCA	4,601	8,575,890
lululemon athletica, Inc. (a)	563,474	172,918,901
LVMH Moet Hennessy Louis Vuitton SE	30,361	26,504,408
NIKE, Inc. Class B	707,813	90,125,829
On Holding AG (a)	319,500	7,412,400
Tory Burch LLC (a)(b)(c)(f)	106,817	3,322,009
		452,959,798
TOTAL CONSUMER DISCRETIONARY		2,418,939,562
CONSUMER STAPLES - 1.2%
Beverages - 1.1%
Boston Beer Co., Inc. Class A (a)	26,100	10,142,721
Celsius Holdings, Inc. (a)(d)	771,000	77,346,720
Constellation Brands, Inc. Class A (sub. vtg.)	14,200	3,287,584
		90,777,025
Food & Staples Retailing - 0.0%
Costco Wholesale Corp.	1,300	664,482
Food Products - 0.0%
Sovos Brands, Inc. (a)	10,900	147,804
The Real Good Food Co., Inc. (a)	5,400	30,024
		177,828
Household Products - 0.1%
Procter & Gamble Co.	23,800	3,388,644
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	3,600	997,488
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(b)(c)	2,450	29,670
TOTAL CONSUMER STAPLES		96,035,137
ENERGY - 4.4%
Energy Equipment & Services - 0.1%
Halliburton Co.	203,600	8,392,392
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp. (a)	421,300	12,150,292
Cenovus Energy, Inc. (Canada)	381,300	7,617,116
Cheniere Energy, Inc.	58,300	8,907,657
Denbury, Inc. (a)	140,800	12,218,624
Devon Energy Corp.	384,300	24,303,132
Diamondback Energy, Inc.	275,600	40,270,672
EOG Resources, Inc.	357,500	47,279,375
EQT Corp.	53,700	1,754,379
Exxon Mobil Corp.	266,300	30,893,463
Hess Corp.	424,800	63,787,968
Marathon Oil Corp.	452,500	12,430,175
Northern Oil & Gas, Inc.	78,800	2,641,376
Occidental Petroleum Corp.	389,600	25,242,184
Ovintiv, Inc.	41,600	2,047,968
Pioneer Natural Resources Co.	152,000	35,013,200
Reliance Industries Ltd.	911,649	26,354,604
Reliance Industries Ltd. sponsored GDR (e)	24,800	1,421,040
		354,333,225
TOTAL ENERGY		362,725,617
FINANCIALS - 1.0%
Banks - 0.3%
Kotak Mahindra Bank Ltd.	118,376	2,518,616
Wells Fargo & Co.	486,300	22,792,881
		25,311,497
Consumer Finance - 0.6%
American Express Co.	290,500	50,817,165
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(b)(c)	1,568,556	2,478,318
Berkshire Hathaway, Inc. Class B (a)	5,300	1,651,056
		4,129,374
TOTAL FINANCIALS		80,258,036
HEALTH CARE - 9.4%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	137,081	31,035,138
Arcutis Biotherapeutics, Inc. (a)	125,300	2,076,221
Argenx SE ADR (a)	11,437	4,371,793
Ascendis Pharma A/S sponsored ADR (a)	145,496	18,053,144
CytomX Therapeutics, Inc. (a)(e)	137,854	372,206
Generation Bio Co. (a)	163,122	962,420
Karuna Therapeutics, Inc. (a)	40,000	7,975,600
Moderna, Inc. (a)	3,700	651,422
Prometheus Biosciences, Inc. (a)	7,100	806,986
Regeneron Pharmaceuticals, Inc. (a)	37,100	28,139,237
Vertex Pharmaceuticals, Inc. (a)	61,400	19,838,340
Verve Therapeutics, Inc. (a)	53,200	1,210,300
		115,492,807
Health Care Equipment & Supplies - 1.5%
Axonics Modulation Technologies, Inc. (a)	118,620	7,283,268
Blink Health LLC Series A1 (a)(b)(c)	6,283	271,426
Boston Scientific Corp. (a)	443,600	20,516,500
DexCom, Inc. (a)	476,360	51,013,392
Insulet Corp. (a)	92,698	26,633,989
Shockwave Medical, Inc. (a)	68,033	12,785,442
TransMedics Group, Inc. (a)	17,800	1,121,756
		119,625,773
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	47,000	1,022,720
Alignment Healthcare, Inc. (a)	145,747	1,799,975
Cigna Corp.	25,400	8,043,418
Elevance Health, Inc.	6,100	3,049,939
Guardant Health, Inc. (a)	341,409	10,730,485
Humana, Inc.	62,300	31,878,910
LifeStance Health Group, Inc. (a)	37,400	197,472
Surgery Partners, Inc. (a)	54,700	1,816,040
UnitedHealth Group, Inc.	341,400	170,423,466
Universal Health Services, Inc. Class B	15,100	2,237,971
		231,200,396
Health Care Technology - 0.0%
Certara, Inc. (a)	50,700	983,580
MultiPlan Corp. warrants (a)(b)	24,206	99
		983,679
Life Sciences Tools & Services - 0.8%
Danaher Corp.	130,900	34,607,342
ICON PLC (a)	22,200	5,121,762
Olink Holding AB ADR (a)	72,800	1,425,424
Seer, Inc. (a)	39,619	180,266
Thermo Fisher Scientific, Inc.	43,100	24,581,223
		65,916,017
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	60,500	3,954,885
Eli Lilly & Co.	375,879	129,358,758
Novo Nordisk A/S:
Series B	28,700	3,971,789
Series B sponsored ADR	241,500	33,515,370
Roche Holding AG (participation certificate)	10,650	3,324,615
Zoetis, Inc. Class A	416,779	68,972,757
		243,098,174
TOTAL HEALTH CARE		776,316,846
INDUSTRIALS - 1.9%
Aerospace & Defense - 1.0%
Airbus Group NV	24,100	3,021,318
Howmet Aerospace, Inc.	236,900	9,639,461
L3Harris Technologies, Inc.	26,700	5,735,694
Lockheed Martin Corp.	15,600	7,226,856
Northrop Grumman Corp.	11,600	5,197,264
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	227,030	17,481,310
Class C (a)(b)(c)	6,860	528,220
The Boeing Co. (a)	166,600	35,485,800
		84,315,923
Air Freight & Logistics - 0.0%
Delhivery Private Ltd.	294,700	1,092,023
ZTO Express, Inc. sponsored ADR	83,700	2,386,287
		3,478,310
Airlines - 0.2%
Delta Air Lines, Inc. (a)	100,000	3,910,000
United Airlines Holdings, Inc. (a)	161,300	7,897,248
		11,807,248
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	461,400	4,521,720
Electrical Equipment - 0.3%
Acuity Brands, Inc.	130,300	24,564,156
Array Technologies, Inc. (a)	82,800	1,840,644
Regal Rexnord Corp.	5,900	821,280
		27,226,080
Machinery - 0.2%
Deere & Co.	29,400	12,431,496
Professional Services - 0.0%
Experian PLC	41,200	1,506,664
Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	26,600	5,321,064
Bird Global, Inc.:
Class A (a)(d)	2,367,933	555,517
Stage 1 rights (a)(c)	13,740	0
Stage 2 rights (a)(c)	13,740	0
Stage 3 rights (a)(c)	13,740	0
Hertz Global Holdings, Inc. (a)	100,600	1,812,812
		7,689,393
TOTAL INDUSTRIALS		152,976,834
INFORMATION TECHNOLOGY - 37.8%
IT Services - 2.8%
Adyen BV (a)(e)	1,100	1,663,098
Block, Inc. Class A (a)	205,800	16,817,976
Cloudflare, Inc. (a)	17,200	910,052
MasterCard, Inc. Class A	339,600	125,855,760
MongoDB, Inc. Class A (a)	43,080	9,228,167
Okta, Inc. (a)	278,900	20,529,829
PayPal Holdings, Inc. (a)	159,200	12,973,208
Shopify, Inc. Class A (a)	18,400	906,759
Snowflake, Inc. (a)	33,000	5,162,520
Twilio, Inc. Class A (a)	192,456	11,516,567
Visa, Inc. Class A	118,500	27,279,885
		232,843,821
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices, Inc. (a)	821,619	61,744,668
ASML Holding NV	18,600	12,291,624
Cirrus Logic, Inc. (a)	100,400	9,075,156
Enphase Energy, Inc. (a)	42,100	9,320,098
GlobalFoundries, Inc. (a)	948,360	56,218,781
Lam Research Corp.	32,000	16,003,200
Marvell Technology, Inc.	4,980,695	214,916,989
Microchip Technology, Inc.	41,700	3,236,754
Monolithic Power Systems, Inc.	46,700	19,920,352
NVIDIA Corp.	2,580,396	504,131,967
NXP Semiconductors NV	800,335	147,509,744
onsemi (a)	844,900	62,057,905
SolarEdge Technologies, Inc. (a)(d)	21,700	6,925,121
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	397,300	36,841,629
Teradyne, Inc.	333,200	33,886,440
Wolfspeed, Inc. (a)	3,400	261,834
		1,194,342,262
Software - 10.9%
Atom Tickets LLC (a)(b)(c)(f)	344,068	3
Bill.Com Holdings, Inc. (a)	111,200	12,856,944
Confluent, Inc. (a)	54,800	1,265,880
Datadog, Inc. Class A (a)	125,700	9,403,617
HubSpot, Inc. (a)	93,592	32,477,360
Intuit, Inc.	80,600	34,067,202
Microsoft Corp.	2,752,100	681,997,901
Paycom Software, Inc. (a)	41,000	13,281,540
Salesforce.com, Inc. (a)	437,070	73,414,648
ServiceNow, Inc. (a)	39,923	18,170,155
Splunk, Inc. (a)	102,800	9,845,156
Stripe, Inc. Class B (a)(b)(c)	19,900	534,713
Tanium, Inc. Class B (a)(b)(c)	151,000	1,099,280
Zoom Video Communications, Inc. Class A (a)	137,700	10,327,500
		898,741,899
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	5,486,036	791,580,134
TOTAL INFORMATION TECHNOLOGY		3,117,508,116
MATERIALS - 0.7%
Chemicals - 0.1%
Cibus Corp.:
Series C (a)(b)(c)(f)	726,554	1,453,108
Series D (a)(b)(c)(f)	398,640	797,280
Series E (a)(b)(c)(f)	251,468	502,936
Series F (a)(b)(c)(f)	130,959	261,918
Linde PLC	12,900	4,269,126
		7,284,368
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	1,092,200	48,733,964
TOTAL MATERIALS		56,018,332
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Welltower, Inc.	11,600	870,464
Real Estate Management & Development - 0.0%
WeWork, Inc. (a)(d)	2,010,085	3,196,035
TOTAL REAL ESTATE		4,066,499
UTILITIES - 0.0%
Electric Utilities - 0.0%
NextEra Energy, Inc.	22,800	1,701,564
TOTAL COMMON STOCKS (Cost $5,861,671,205)		8,069,813,725

Preferred Stocks - 1.3%
	Shares	Value ($)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	37,119	7,346,592
Reddit, Inc.:
Series B(a)(b)(c)	129,280	4,854,464
Series E(a)(b)(c)	5,005	187,938
		12,388,994
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	14,368	57,759
Series C(a)(b)(c)	56,537	227,279
		285,038
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC:
Series 3(a)(b)(c)(f)	22,518	6,260,460
Series 4(a)(b)(c)(f)	2,055	547,185
Series 5(a)(b)(c)(f)	8,253	2,063,910
		8,871,555
Internet & Direct Marketing Retail - 0.0%
Instacart, Inc.:
Series H(a)(b)(c)	31,105	1,371,731
Series I(a)(b)(c)	13,960	615,636
		1,987,367
TOTAL CONSUMER DISCRETIONARY		11,143,960

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
GoBrands, Inc. Series G (a)(b)(c)	19,600	3,085,824

Food Products - 0.0%
AgBiome LLC Series C (a)(b)(c)	266,499	1,740,238

Tobacco - 0.1%
JUUL Labs, Inc.:
Series C(a)(b)(c)	660,029	7,992,951
Series D(a)(b)(c)	5,110	61,882
		8,054,833
TOTAL CONSUMER STAPLES		12,880,895

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series D2 (b)(c)	642	130,801

Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (a)(b)(c)	27,197	1,174,910

Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(b)(c)	1,069	236,805

TOTAL HEALTH CARE		1,542,516

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.6%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	42,650	32,840,500
Series H(a)(b)(c)	6,348	4,887,960
Series N(a)(b)(c)	12,799	9,855,230
		47,583,690
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(b)(c)	12,033	915,952

TOTAL INDUSTRIALS		48,499,642

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(b)(c)	1,441,706	792,938

IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(b)(c)	307,049	9,617

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (a)(b)(c)	140,500	1,080,445

Software - 0.1%
Bolt Technology OU Series E (a)(b)(c)	18,160	2,499,221
Databricks, Inc. Series G (a)(b)(c)	51,900	2,553,999
Dataminr, Inc. Series D (a)(b)(c)	115,901	1,788,352
Delphix Corp. Series D (a)(b)(c)	242,876	1,248,383
Stripe, Inc. Series H (a)(b)(c)	8,700	233,769
		8,323,724
TOTAL INFORMATION TECHNOLOGY		10,206,724

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	125,000	4,433,750

TOTAL CONVERTIBLE PREFERRED STOCKS		101,096,481
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	12,405,800	297,739
Waymo LLC Series A2 (a)(b)(c)	15,200	735,832
		1,033,571
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	9,636	2,085,327

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,118,898
TOTAL PREFERRED STOCKS (Cost $55,706,004)		104,215,379

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	433,800	418,053
4% 6/12/27 (b)(c)	115,200	111,018
(Cost $549,000)		529,071

U.S. Treasury Obligations - 0.4%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.27% 3/2/23 (h) (Cost $29,658,773)	29,760,000	29,654,098

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (i)	186,607,154	186,644,475
Fidelity Securities Lending Cash Central Fund 4.38% (i)(j)	56,616,177	56,621,838
TOTAL MONEY MARKET FUNDS (Cost $243,266,313)		243,266,313

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $6,190,851,295)	8,447,478,586
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(202,985,902)
NET ASSETS - 100.0%	8,244,492,684

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $148,026,703 or 1.8% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,915,455 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,321,283.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Ant International Co. Ltd. Class C	5/16/18	5,978,358

AppNexus, Inc. Series E (Escrow)	8/01/14	0

Atom Tickets LLC	8/15/17	1,999,998

Beta Technologies, Inc. Series A	4/09/21	881,658

Blink Health LLC Series A1	12/30/20	170,206

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd. Series E1	11/18/20	4,067,284

Castle Creek Biosciences, Inc. Series D2	6/28/21	110,200

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523

Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268

Cibus Corp. Series C	2/16/18	1,525,763

Cibus Corp. Series D	5/10/19	498,300

Cibus Corp. Series E	6/23/21	442,584

Cibus Corp. Series F	12/02/22	261,918

Databricks, Inc. Series G	2/01/21	3,068,465

Dataminr, Inc. Series D	3/06/15	1,477,738

Delphix Corp. Series D	7/10/15	2,185,884

Diamond Foundry, Inc. Series C	3/15/21	3,000,000

Enevate Corp. Series E	1/29/21	1,598,398

Epic Games, Inc.	7/30/20	618,700

Fanatics, Inc. Class A	8/13/20	2,754,038

GoBrands, Inc. Series G	3/02/21	4,894,459

Instacart, Inc. Series H	11/13/20	1,866,300

Instacart, Inc. Series I	2/26/21	1,745,000

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0

JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0

MOD Super Fast Pizza Holdings LLC Series 3	11/03/16	3,084,966

MOD Super Fast Pizza Holdings LLC Series 4	12/14/17	287,556

MOD Super Fast Pizza Holdings LLC Series 5	5/15/19	1,176,218

MultiPlan Corp. warrants	10/08/20	0

Neutron Holdings, Inc.	2/04/21	6,918

Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200

Rad Power Bikes, Inc.	1/21/21	531,635

Rad Power Bikes, Inc. Series A	1/21/21	69,309

Rad Power Bikes, Inc. Series C	1/21/21	272,725

Reddit, Inc. Series B	7/26/17	1,835,324

Reddit, Inc. Series E	5/18/21	212,583

Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp. Class C	9/11/17	92,610

Space Exploration Technologies Corp. Series G	1/20/15	3,303,669

Space Exploration Technologies Corp. Series H	8/04/17	856,980

Space Exploration Technologies Corp. Series N	8/04/20	3,455,730

Stripe, Inc. Class B	5/18/21	798,555

Stripe, Inc. Series H	3/15/21	349,088

Tanium, Inc. Class B	4/21/17	749,609

Tory Burch LLC	5/14/15	7,600,030

Waymo LLC Series A2	5/08/20	1,305,181

Xsight Labs Ltd. Series D	2/16/21	1,123,438

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	371,709,138	1,730,482,738	1,915,547,401	3,734,274	-	-	186,644,475	0.4%
Fidelity Securities Lending Cash Central Fund 4.38%	80,554,541	410,727,550	434,660,253	197,047	-	-	56,621,838	0.2%
Total	452,263,679	2,141,210,288	2,350,207,654	3,931,321	-	-	243,266,313

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,015,656,176	991,542,198	10,814,828	13,299,150
Consumer Discretionary	2,431,117,093	2,360,876,322	41,129,424	29,111,347
Consumer Staples	108,916,032	96,005,467	-	12,910,565
Energy	362,725,617	336,371,013	26,354,604	-
Financials	80,258,036	75,261,102	2,518,616	2,478,318
Health Care	779,944,689	768,748,917	7,296,503	3,899,269
Industrials	201,476,476	129,347,299	5,620,005	66,509,172
Information Technology	3,127,714,840	3,114,211,022	1,663,098	11,840,720
Materials	60,452,082	53,003,090	-	7,448,992
Real Estate	4,066,499	4,066,499	-	-
Utilities	1,701,564	1,701,564	-	-

Corporate Bonds	529,071	-	-	529,071

U.S. Government and Government Agency Obligations	29,654,098	-	29,654,098	-

Money Market Funds	243,266,313	243,266,313	-	-
Total Investments in Securities:	8,447,478,586	8,174,400,806	125,051,176	148,026,604

Net Unrealized Depreciation on Unfunded Commitments	(264,823)	-	-	(264,823)
Total	(264,823)	-	-	(264,823)

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$148,073,446
Net Realized Gain (Loss) on Investment Securities	(392,091)
Net Unrealized Gain (Loss) on Investment Securities	3,720,440
Cost of Purchases	263,530
Proceeds of Sales	(3,638,721)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$148,026,604
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$6,620,367

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $55,264,457) - See accompanying schedule:
Unaffiliated issuers (cost $5,947,584,982)	$8,204,212,273
Fidelity Central Funds (cost $243,266,313)	243,266,313

Total Investment in Securities (cost $6,190,851,295)		$8,447,478,586
Cash		179,620
Foreign currency held at value (cost $382,623)		382,611
Receivable for investments sold		218,006,531
Receivable for fund shares sold		98,455
Dividends receivable		1,915,917
Interest receivable		58,418
Distributions receivable from Fidelity Central Funds		950,131
Receivable for daily variation margin on futures contracts		970,894
Other receivables		3,669
Total assets		8,670,044,832
Liabilities
Payable for investments purchased	$4,779,628
Unrealized depreciation on unfunded commitments	264,823
Payable for fund shares redeemed	361,551,229
Other payables and accrued expenses	2,346,069
Collateral on securities loaned	56,610,399
Total Liabilities		425,552,148
Net Assets		$8,244,492,684
Net Assets consist of:
Paid in capital		$6,376,016,174
Total accumulated earnings (loss)		1,868,476,510
Net Assets		$8,244,492,684
Net Asset Value , offering price and redemption price per share ($8,244,492,684 ÷ 734,762,364 shares)		$11.22

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$23,029,289
Interest		292,027
Income from Fidelity Central Funds (including $197,047 from security lending)		3,931,321
Total Income		27,252,637
Expenses
Custodian fees and expenses	$58,663
Independent trustees' fees and expenses	12,378
Total expenses before reductions	71,041
Expense reductions	(1,172)
Total expenses after reductions		69,869
Net Investment income (loss)		27,182,768
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,003)	(151,947,030)
Foreign currency transactions	352,531
Futures contracts	4,492,981
Total net realized gain (loss)		(147,101,518)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $749,152)	10,491,565
Unfunded commitments	51,147
Assets and liabilities in foreign currencies	(333,667)
Futures contracts	(4,839,166)
Total change in net unrealized appreciation (depreciation)		5,369,879
Net gain (loss)		(141,731,639)
Net increase (decrease) in net assets resulting from operations		$(114,548,871)
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,182,768	$27,984,322
Net realized gain (loss)	(147,101,518)	229,153,951
Change in net unrealized appreciation (depreciation)	5,369,879	(1,572,176,010)
Net increase (decrease) in net assets resulting from operations	(114,548,871)	(1,315,037,737)
Distributions to shareholders	(244,959,359)	(1,312,935,433)
Share transactions
Proceeds from sales of shares	2,194,561,793	3,773,203,170
Reinvestment of distributions	244,959,359	1,312,935,433
Cost of shares redeemed	(960,455,783)	(1,613,105,018)
Net increase (decrease) in net assets resulting from share transactions	1,479,065,369	3,473,033,585
Total increase (decrease) in net assets	1,119,557,139	845,060,415

Net Assets
Beginning of period	7,124,935,545	6,279,875,130
End of period	$8,244,492,684	$7,124,935,545

Other Information
Shares
Sold	207,412,669	297,595,283
Issued in reinvestment of distributions	21,469,993	78,714,050
Redeemed	(88,678,636)	(106,486,525)
Net increase (decrease)	140,204,026	269,822,808

Financial Highlights
Fidelity® Series Blue Chip Growth Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$19.34	$19.25	$15.57	$15.90	$14.07
Income from Investment Operations
Net investment income (loss) A,B	.04	.07	.06	.09	.10	.12 C
Net realized and unrealized gain (loss)	(.41)	(3.37)	6.76	5.30	1.58	3.28
Total from investment operations	(.37)	(3.30)	6.82	5.39	1.68	3.40
Distributions from net investment income	(.06)	(.05)	(.10)	(.11)	(.12)	(.07)
Distributions from net realized gain	(.33)	(4.00)	(6.63)	(1.60)	(1.89)	(1.50)
Total distributions	(.39)	(4.06) D	(6.73)	(1.71)	(2.01)	(1.57)
Net asset value, end of period	$11.22	$11.98	$19.34	$19.25	$15.57	$15.90
Total Return E,F	(3.12)%	(22.51)%	46.98%	39.00%	11.85%	26.54%
Ratios to Average Net Assets B,G,H
Expenses before reductions	-% I,J	-% J	-% J	-% J	-% J	-% J
Expenses net of fee waivers, if any	-% I,J	-% J	-% J	-% J	-% J	-% J
Expenses net of all reductions	-% I,J	-% J	-% J	-% J	-% J	-% J
Net investment income (loss)	.75% I	.45%	.31%	.59%	.71%	.81% C
Supplemental Data
Net assets, end of period (000 omitted)	$8,244,493	$7,124,936	$6,279,875	$5,789,434	$5,846,965	$6,005,980
Portfolio turnover rate K	25% I	48%	53%	52% L	53%	41%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .71%.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount represents less than .005%.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

L Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1. Organization.
Fidelity Series Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify the Fund as a non-diversified fund.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$147,497,533	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 8.8 / 6.5	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 25.0 / 7.4	Increase
			Enterprise value/Gross profit multiple (EV/GP)	7.5	Increase
			Probability rate	25.0% - 75.0% / 50.0%	Increase
			Enterprise value/Revenue multiple (EV/R)	2.1	Increase
			Liquidity preference	$250.08 - $278.02 / $264.79	Increase
		Recovery value	Recovery value	$0.00 - $0.03 / $0.00	Increase
		Market approach	Transaction price	$1.11 - $215.03 / $119.41	Increase
			Discount rate	5.0% - 50.0% / 18.7%	Decrease
		Book value	Book value multiple	1.5	Increase
		Discounted cash flow	Weighted average cost of capital (WACC)	34.0% - 36.3% / 35.5%	Decrease
			Exit multiple	1.8 - 5.0 / 3.8	Increase
		Black scholes	Discount rate	3.5% - 3.9% / 3.8%	Increase
			Probability rate	50.0%	Increase
			Volatility	65.0% - 100.0% / 81.9%	Increase
			Term	3.0 - 5.0 / 3.6	Increase
Corporate Bonds	$529,071	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,684,359,226
Gross unrealized depreciation	(475,179,281)
Net unrealized appreciation (depreciation)	$2,209,179,945
Tax cost	$6,238,033,818

The Fund elected to defer to its next fiscal year approximately $159,620,947 of capital losses recognized during the period November 1, 2021 to July 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount	Unrealized Appreciation (Depreciation)
Fidelity Series Blue Chip Growth Fund	Stripe, Inc.	$264,823	$(264,823)

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Series Blue Chip Growth Fund	15,208,809.18

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions . The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	2,199,600,802	900,306,723

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series Blue Chip Growth Fund	$30,993

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	306,861,534	22,150,601	(4,290,260)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Series Blue Chip Growth Fund	18,708

7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Blue Chip Growth Fund	$20,517	$3,091	$30,498

9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,172.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Series Blue Chip Growth Fund	-%- D
Actual		$ 1,000	$ 968.80	$- E
Hypothetical- B		$ 1,000	$ 1,025.21	$- E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.967988.109
XS1-SANN-0423
Fidelity® Small Cap Growth K6 Fund

Semi-Annual Report
January 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Crocs, Inc.	1.4
Performance Food Group Co.	1.3
iShares Russell 2000 Growth Index ETF	1.2
Applied Industrial Technologies, Inc.	1.2
Haemonetics Corp.	1.1
Sprout Social, Inc.	1.1
Avid Technology, Inc.	1.0
Cabot Corp.	1.0
Insulet Corp.	1.0
U.S. Foods Holding Corp.	0.9
11.2

Market Sectors (% of Fund's net assets)

Health Care	21.6
Industrials	21.1
Information Technology	19.8
Consumer Discretionary	13.7
Energy	5.6
Materials	4.6
Consumer Staples	4.5
Financials	3.4
Communication Services	3.0
Utilities	0.6
Real Estate	0.0

Asset Allocation (% of Fund's net assets)

Foreign investments - 9%

Schedule of Investments January 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.3%
IDT Corp. Class B (a)	91,850	2,699,472
Iridium Communications, Inc.	17,200	1,029,248
		3,728,720
Entertainment - 0.3%
World Wrestling Entertainment, Inc. Class A (b)	54,627	4,622,537
Interactive Media & Services - 0.9%
Bumble, Inc. (a)	170,629	4,393,697
Cars.com, Inc. (a)	484,427	8,283,702
		12,677,399
Media - 0.9%
Integral Ad Science Holding Corp. (a)	274,657	2,823,474
TechTarget, Inc. (a)	215,216	10,659,648
		13,483,122
Wireless Telecommunication Services - 0.5%
Gogo, Inc. (a)	463,440	7,771,889
TOTAL COMMUNICATION SERVICES		42,283,667
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 0.9%
Autoliv, Inc.	74,978	6,906,973
Gentherm, Inc. (a)	82,428	6,135,116
		13,042,089
Diversified Consumer Services - 1.8%
Duolingo, Inc. (a)(b)	51,245	4,893,385
Grand Canyon Education, Inc. (a)	95,557	11,138,124
H&R Block, Inc.	168,713	6,576,433
Rover Group, Inc. Class A (a)	1,028,976	4,208,512
		26,816,454
Hotels, Restaurants & Leisure - 3.7%
ARAMARK Holdings Corp.	82,500	3,673,725
Brinker International, Inc. (a)	252,226	9,952,838
Churchill Downs, Inc.	24,309	6,031,063
Dutch Bros, Inc. (a)(b)	125,430	4,780,137
Everi Holdings, Inc. (a)	179,004	3,109,299
Kura Sushi U.S.A., Inc. Class A (a)(b)	56,129	3,487,856
Lindblad Expeditions Holdings (a)(b)	1,054,875	12,553,013
SeaWorld Entertainment, Inc. (a)	188,617	11,767,815
		55,355,746
Household Durables - 1.3%
Helen of Troy Ltd. (a)	73,964	8,366,068
LGI Homes, Inc. (a)	55,813	6,354,310
Lovesac (a)(b)	157,295	4,048,773
		18,769,151
Internet & Direct Marketing Retail - 0.1%
BARK, Inc. warrants 8/29/25 (a)	139,532	31,492
thredUP, Inc. (a)(b)	710,659	1,229,440
		1,260,932
Leisure Products - 0.6%
YETI Holdings, Inc. (a)	211,515	9,467,411
Specialty Retail - 3.4%
Aritzia, Inc. (a)	161,163	5,812,793
Boot Barn Holdings, Inc. (a)	39,100	3,264,459
Dick's Sporting Goods, Inc.	86,605	11,324,470
Fanatics, Inc. Class A (a)(c)(d)	163,048	13,462,873
Floor & Decor Holdings, Inc. Class A (a)	108,559	9,853,900
Lithia Motors, Inc. Class A (sub. vtg.)	23,467	6,176,514
		49,895,009
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	177,183	21,575,580
Kontoor Brands, Inc.	142,969	6,828,199
		28,403,779
TOTAL CONSUMER DISCRETIONARY		203,010,571
CONSUMER STAPLES - 4.5%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	21,242	8,254,854
Food & Staples Retailing - 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	56,267	4,077,669
Casey's General Stores, Inc.	23,713	5,594,134
Performance Food Group Co. (a)	311,800	19,119,576
Sprouts Farmers Market LLC (a)	312,354	9,979,710
U.S. Foods Holding Corp. (a)	372,330	14,196,943
		52,968,032
Food Products - 0.1%
Freshpet, Inc. (a)(b)	27,149	1,719,346
Nomad Foods Ltd. (a)	18,600	330,894
The Real Good Food Co. LLC:
Class B (d)	45,833	0
Class B unit (e)	45,833	254,831
		2,305,071
Personal Products - 0.2%
BellRing Brands, Inc. (a)	37,585	1,065,911
The Beauty Health Co. (a)(b)	208,144	2,372,842
		3,438,753
TOTAL CONSUMER STAPLES		66,966,710
ENERGY - 5.6%
Energy Equipment & Services - 2.0%
Championx Corp.	147,961	4,885,672
Liberty Oilfield Services, Inc. Class A	424,200	6,715,086
Nextier Oilfield Solutions, Inc. (a)	667,159	6,284,638
TechnipFMC PLC (a)	854,290	11,866,088
		29,751,484
Oil, Gas & Consumable Fuels - 3.6%
Antero Resources Corp. (a)	241,333	6,960,044
Civitas Resources, Inc.	62,562	4,163,501
Denbury, Inc. (a)	146,122	12,680,467
Enviva, Inc. (b)	51,406	2,337,945
Genesis Energy LP	705,325	7,963,119
HF Sinclair Corp.	6,923	393,919
Northern Oil & Gas, Inc.	302,346	10,134,638
PDC Energy, Inc.	41,129	2,785,667
Range Resources Corp.	248,538	6,218,421
		53,637,721
TOTAL ENERGY		83,389,205
FINANCIALS - 3.4%
Banks - 0.9%
First Interstate Bancsystem, Inc.	74,507	2,673,311
Glacier Bancorp, Inc.	69,155	3,152,776
PacWest Bancorp	92,531	2,559,407
Pinnacle Financial Partners, Inc.	46,880	3,690,862
Starling Bank Ltd. Series D (a)(c)(d)	431,700	1,798,908
		13,875,264
Capital Markets - 1.1%
Impax Asset Management Group PLC	1,095	10,476
Lazard Ltd. Class A	138,963	5,569,637
Perella Weinberg Partners (a)(c)	457,262	4,686,936
StepStone Group, Inc. Class A	204,792	5,977,878
		16,244,927
Consumer Finance - 0.3%
OneMain Holdings, Inc.	91,700	3,955,938
Insurance - 0.8%
Assurant, Inc.	16,346	2,167,316
BRP Group, Inc. (a)	313,816	8,990,828
		11,158,144
Thrifts & Mortgage Finance - 0.3%
Walker & Dunlop, Inc.	54,648	5,212,326
TOTAL FINANCIALS		50,446,599
HEALTH CARE - 21.3%
Biotechnology - 7.1%
Absci Corp. (a)	207,829	652,583
ALX Oncology Holdings, Inc. (a)(b)	218,649	2,033,436
Arcellx, Inc.	87,710	2,930,391
Argenx SE ADR (a)	14,369	5,492,550
Ascendis Pharma A/S sponsored ADR (a)	57,957	7,191,305
Blueprint Medicines Corp. (a)	114,485	5,351,029
Celldex Therapeutics, Inc. (a)	116,684	5,141,097
Cyteir Therapeutics, Inc. (a)	194,315	297,302
Cytokinetics, Inc. (a)	220,702	9,375,421
Day One Biopharmaceuticals, Inc. (a)	197,856	4,307,325
Exelixis, Inc. (a)	191,386	3,372,221
Halozyme Therapeutics, Inc. (a)	111,330	5,763,554
Immunocore Holdings PLC ADR (a)	88,811	5,441,450
Instil Bio, Inc. (a)	121,411	98,816
Janux Therapeutics, Inc. (a)	118,925	2,641,324
Keros Therapeutics, Inc. (a)	74,756	4,378,459
Monte Rosa Therapeutics, Inc. (a)	169,610	1,255,114
Morphic Holding, Inc. (a)	92,080	3,013,778
Nuvalent, Inc. Class A (a)	141,083	4,267,761
PepGen, Inc.	48,200	752,884
Prelude Therapeutics, Inc. (a)	186,178	1,187,816
PTC Therapeutics, Inc. (a)	127,584	5,854,830
Relay Therapeutics, Inc. (a)(b)	124,304	2,667,564
Tango Therapeutics, Inc. (a)	389,164	2,568,482
Tenaya Therapeutics, Inc. (a)	223,702	765,061
Tyra Biosciences, Inc. (a)	189,820	2,015,888
Vaxcyte, Inc. (a)	143,849	6,523,552
Vericel Corp. (a)	108,658	2,984,835
Verve Therapeutics, Inc. (a)(b)	154,962	3,525,386
Xenon Pharmaceuticals, Inc. (a)	84,569	3,305,802
		105,157,016
Health Care Equipment & Supplies - 5.2%
Envista Holdings Corp. (a)	106,506	4,152,669
Figs, Inc. Class A (a)(b)	559,334	5,006,039
Globus Medical, Inc. (a)(b)	61,770	4,663,635
Haemonetics Corp. (a)	194,511	16,455,631
Inspire Medical Systems, Inc. (a)	42,982	10,877,025
Insulet Corp. (a)	49,743	14,292,159
Neogen Corp. (a)	153,400	3,284,294
NeuroPace, Inc. (a)(b)	302,891	1,414,501
Nevro Corp. (a)	72,452	2,660,437
PROCEPT BioRobotics Corp. (a)	130,489	5,074,717
TransMedics Group, Inc. (a)	158,034	9,959,303
		77,840,410
Health Care Providers & Services - 4.7%
1Life Healthcare, Inc. (a)	177,261	2,834,403
Acadia Healthcare Co., Inc. (a)	146,128	12,277,675
AdaptHealth Corp. (a)	122,962	2,635,076
agilon health, Inc. (a)	505,948	11,009,428
Molina Healthcare, Inc. (a)	43,086	13,435,507
Option Care Health, Inc. (a)	311,763	9,000,598
Owens & Minor, Inc.	144,173	2,845,975
R1 Rcm, Inc. (a)	545,619	7,807,808
Surgery Partners, Inc. (a)	240,961	7,999,905
		69,846,375
Health Care Technology - 1.6%
Doximity, Inc. (a)	67,166	2,368,945
Evolent Health, Inc. (a)(b)	294,920	9,502,322
Phreesia, Inc. (a)	278,492	10,440,665
Schrodinger, Inc. (a)	63,719	1,540,725
		23,852,657
Life Sciences Tools & Services - 0.5%
Olink Holding AB ADR (a)(b)	177,535	3,476,135
Sotera Health Co. (a)	84,400	1,455,056
Veterinary Emergency Group LLC Class A (a)(c)(d)(f)	38,574	2,191,389
		7,122,580
Pharmaceuticals - 2.2%
Arvinas Holding Co. LLC (a)	115,612	3,788,605
Axsome Therapeutics, Inc. (a)(b)	54,973	4,122,975
DICE Therapeutics, Inc. (a)	109,254	3,471,000
Edgewise Therapeutics, Inc. (a)	390,843	3,998,324
Enliven Therapeutics, Inc. (g)	535,193	2,225,332
Ikena Oncology, Inc. (a)	182,155	775,980
Intra-Cellular Therapies, Inc. (a)	135,908	6,512,711
Pharvaris BV (a)	149,616	1,346,544
Terns Pharmaceuticals, Inc. (a)(b)	658,033	5,968,359
		32,209,830
TOTAL HEALTH CARE		316,028,868
INDUSTRIALS - 20.7%
Aerospace & Defense - 1.7%
BWX Technologies, Inc.	109,830	6,684,254
Curtiss-Wright Corp.	58,918	9,768,604
Dassault Aviation SA	20,448	3,483,448
V2X, Inc. (a)	114,732	5,066,565
		25,002,871
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	194,318	5,501,143
Hub Group, Inc. Class A (a)	39,009	3,326,297
		8,827,440
Building Products - 1.8%
Builders FirstSource, Inc. (a)	88,851	7,081,425
Carlisle Companies, Inc.	14,031	3,519,817
The AZEK Co., Inc. (a)(b)	229,288	5,532,719
UFP Industries, Inc.	112,329	10,508,378
		26,642,339
Commercial Services & Supplies - 0.9%
ACV Auctions, Inc. Class A (a)	222,481	2,180,314
Driven Brands Holdings, Inc. (a)	245,843	7,176,157
Montrose Environmental Group, Inc. (a)	66,700	3,612,472
		12,968,943
Construction & Engineering - 1.9%
Bowman Consulting Group Ltd. (a)	34,985	891,768
EMCOR Group, Inc.	45,885	6,802,451
Valmont Industries, Inc.	26,363	8,692,672
Willscot Mobile Mini Holdings (a)	256,061	12,408,716
		28,795,607
Electrical Equipment - 3.7%
Acuity Brands, Inc.	27,518	5,187,693
Array Technologies, Inc. (a)(b)	422,944	9,402,045
Atkore, Inc. (a)	86,660	11,287,465
nVent Electric PLC	184,915	7,350,371
Regal Rexnord Corp.	96,366	13,414,147
Sensata Technologies, Inc. PLC	73,200	3,722,220
Sunrun, Inc. (a)(b)	157,406	4,136,630
		54,500,571
Machinery - 3.8%
Chart Industries, Inc. (a)	42,233	5,658,377
Crane Holdings Co.	90,791	10,523,585
EnPro Industries, Inc.	39,262	4,753,450
Federal Signal Corp.	214,702	11,432,882
ITT, Inc.	63,124	5,781,527
Mueller Industries, Inc.	123,694	8,108,142
Terex Corp.	192,887	9,831,450
		56,089,413
Marine - 0.4%
Kirby Corp. (a)	85,588	6,057,919
Professional Services - 3.7%
ASGN, Inc. (a)	94,044	8,553,302
CACI International, Inc. Class A (a)	38,267	11,789,680
FTI Consulting, Inc. (a)	42,379	6,760,298
ICF International, Inc.	43,314	4,426,258
Insperity, Inc.	65,199	7,207,749
KBR, Inc.	234,806	12,029,111
NV5 Global, Inc. (a)	29,351	3,912,195
		54,678,593
Road & Rail - 0.4%
U-Haul Holding Co. (b)	47,437	3,179,702
U-Haul Holding Co. (non-vtg.)	54,963	3,396,164
		6,575,866
Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	123,283	17,655,358
Custom Truck One Source, Inc. Class A (a)(b)	455,180	3,222,674
Hudson Technologies, Inc. (a)	235,235	2,401,749
WESCO International, Inc. (a)	27,683	4,125,044
		27,404,825
TOTAL INDUSTRIALS		307,544,387
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 0.7%
Harmonic, Inc. (a)	276,807	3,645,548
Lumentum Holdings, Inc. (a)	70,238	4,226,923
NetScout Systems, Inc. (a)	98,422	3,159,346
		11,031,817
Electronic Equipment & Components - 3.2%
Fabrinet (a)	102,515	13,497,125
Flex Ltd. (a)	229,100	5,349,485
Insight Enterprises, Inc. (a)	95,339	10,746,612
Napco Security Technologies, Inc. (a)	158,116	4,580,621
Richardson Electronics Ltd.	111,952	2,502,127
TD SYNNEX Corp.	66,169	6,759,163
Vontier Corp.	174,297	4,014,060
		47,449,193
IT Services - 3.1%
Concentrix Corp.	78,236	11,094,647
ExlService Holdings, Inc. (a)	81,916	13,974,870
Flywire Corp. (a)	59,633	1,608,302
Genpact Ltd.	128,024	6,052,975
Maximus, Inc.	109,014	8,159,698
Wix.com Ltd. (a)	55,824	4,855,572
		45,746,064
Semiconductors & Semiconductor Equipment - 4.1%
AEHR Test Systems (a)	168,968	5,907,121
Allegro MicroSystems LLC (a)	210,815	8,046,809
Axcelis Technologies, Inc. (a)	71,117	7,819,314
Cirrus Logic, Inc. (a)	72,121	6,519,017
eMemory Technology, Inc.	78,000	4,272,916
Impinj, Inc. (a)(b)	34,891	4,528,154
Lattice Semiconductor Corp. (a)	114,492	8,677,349
MACOM Technology Solutions Holdings, Inc. (a)	140,860	9,440,437
Nova Ltd. (a)	64,395	5,840,627
		61,051,744
Software - 7.2%
Agilysys, Inc. (a)	35,600	2,974,736
Algolia, Inc. (a)(c)(d)	43,269	678,025
Alkami Technology, Inc. (a)	241,380	3,951,391
Braze, Inc. (a)	51,925	1,661,600
CCC Intelligent Solutions Holdings, Inc. (a)(c)	10,832	100,142
Confluent, Inc. (a)	76,888	1,776,113
Coupa Software, Inc. (a)	164,927	13,180,966
Cvent Holding Corp. (a)	813,270	6,563,089
CyberArk Software Ltd. (a)(b)	44,883	6,323,117
DoubleVerify Holdings, Inc. (a)	337,266	9,170,263
Dynatrace, Inc. (a)	214,296	8,235,395
Elastic NV (a)	76,645	4,509,792
Five9, Inc. (a)	39,734	3,130,245
Sprout Social, Inc. (a)	254,270	16,265,652
TECSYS, Inc.	197,233	4,206,886
Tenable Holdings, Inc. (a)	279,770	11,255,147
WalkMe Ltd. (a)(b)	236,921	2,414,225
Workiva, Inc. (a)(b)	111,213	9,623,261
		106,020,045
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	493,630	14,961,925
TOTAL INFORMATION TECHNOLOGY		286,260,788
MATERIALS - 4.6%
Chemicals - 3.3%
Avient Corp.	116,288	4,711,990
Axalta Coating Systems Ltd. (a)	101,400	3,052,140
Cabot Corp.	198,394	14,945,020
Element Solutions, Inc.	271,763	5,565,706
Olin Corp.	50,063	3,233,569
The Chemours Co. LLC	226,744	8,251,214
Valvoline, Inc.	242,646	8,895,402
		48,655,041
Construction Materials - 0.3%
Eagle Materials, Inc.	32,842	4,797,559
Containers & Packaging - 0.8%
Ardagh Metal Packaging SA (a)(c)	364,084	2,046,152
O-I Glass, Inc. (a)	506,338	9,747,007
		11,793,159
Metals & Mining - 0.2%
Lynas Rare Earths Ltd. (a)	462,353	3,095,053
TOTAL MATERIALS		68,340,812
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Compass, Inc. (a)	42	169
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
NextEra Energy Partners LP	63,620	4,663,346
Sunnova Energy International, Inc. (a)(b)	201,083	3,917,097
		8,580,443
TOTAL COMMON STOCKS (Cost $1,266,508,499)		1,432,852,219

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Reddit, Inc. Series F (a)(c)(d)	46,800	1,757,340
HEALTH CARE - 0.3%
Biotechnology - 0.3%
Bright Peak Therapeutics AG Series B (a)(c)(d)	199,331	586,033
Caris Life Sciences, Inc. Series D (a)(c)(d)	144,435	808,836
LifeMine Therapeutics, Inc. Series C (c)(d)	402,743	741,047
Sonoma Biotherapeutics, Inc.:
Series B (a)(c)(d)	438,013	731,482
Series B1 (a)(c)(d)	233,603	474,214
T-Knife Therapeutics, Inc. Series B (a)(c)(d)	201,583	772,063
Treeline Biosciences Series A (a)(c)(d)	21,246	178,679
		4,292,354
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (a)(c)(d)	682,407	620,990
Health Care Technology - 0.0%
Wugen, Inc. Series B (a)(c)(d)	59,982	313,106
TOTAL HEALTH CARE		5,226,450
INDUSTRIALS - 0.4%
Construction & Engineering - 0.4%
Beta Technologies, Inc.:
Series A (a)(c)(d)	62,752	4,776,682
Series B, 6.00% (c)(d)	11,821	927,239
		5,703,921
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (a)(c)(d)	125,912	1,611,674
IT Services - 0.2%
Yanka Industries, Inc.:
Series E (a)(c)(d)	191,029	2,066,934
Series F (a)(c)(d)	28,989	313,661
		2,380,595
Software - 0.2%
Algolia, Inc. Series D (a)(c)(d)	9,900	155,133
Convoy, Inc. Series D (a)(c)(d)	192,936	1,385,280
Mountain Digital, Inc. Series D (a)(c)(d)	140,383	1,580,713
Skyryse, Inc. Series B (a)(c)(d)	12,000	242,640
		3,363,766
TOTAL INFORMATION TECHNOLOGY		7,356,035
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,165,522)		20,043,746

Investment Companies - 1.2%
	Shares	Value ($)
iShares Russell 2000 Growth Index ETF (b) (Cost $16,433,626)	76,500	18,050,940

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (h)	13,358,348	13,361,020
Fidelity Securities Lending Cash Central Fund 4.38% (h)(i)	66,211,346	66,217,967
TOTAL MONEY MARKET FUNDS (Cost $79,578,987)		79,578,987

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $1,390,686,634)	1,550,525,892
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(67,424,395)
NET ASSETS - 100.0%	1,483,101,497

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,008,171 or 3.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,831 or 0.0% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia, Inc.	10/27/21	1,265,404

Algolia, Inc. Series D	7/23/21	289,526

Ardagh Metal Packaging SA	2/22/21	3,640,840

Astranis Space Technologies Corp. Series C	3/19/21	2,760,108

Beta Technologies, Inc. Series A	4/09/21	4,597,839

Beta Technologies, Inc. Series B, 6.00%	4/04/22	1,219,573

Boundless Bio, Inc. Series B	4/23/21	921,249

Bright Peak Therapeutics AG Series B	5/14/21	778,587

Caris Life Sciences, Inc. Series D	5/11/21	1,169,924

CCC Intelligent Solutions Holdings, Inc.	2/02/21	108,320

Convoy, Inc. Series D	10/30/19	2,612,353

Fanatics, Inc. Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics, Inc. Series C	2/15/22	820,222

Mountain Digital, Inc. Series D	11/05/21	3,223,938

Perella Weinberg Partners	12/29/20	4,572,620

Reddit, Inc. Series F	8/11/21	2,891,978

Skyryse, Inc. Series B	10/21/21	296,160

Sonoma Biotherapeutics, Inc. Series B	7/26/21	865,645

Sonoma Biotherapeutics, Inc. Series B1	7/26/21	692,516

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics, Inc. Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	1,901,246

Wugen, Inc. Series B	7/09/21	465,154

Yanka Industries, Inc. Series E	5/15/20	2,307,478

Yanka Industries, Inc. Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	71,258,038	256,241,637	314,138,655	489,977	-	-	13,361,020	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	67,966,169	242,595,660	244,343,862	349,992	-	-	66,217,967	0.2%
Total	139,224,207	498,837,297	558,482,517	839,969	-	-	79,578,987

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	44,041,007	42,283,667	-	1,757,340
Consumer Discretionary	203,010,571	189,547,698	-	13,462,873
Consumer Staples	66,966,710	66,966,710	-	-
Energy	83,389,205	83,389,205	-	-
Financials	50,446,599	48,647,691	-	1,798,908
Health Care	321,255,318	311,612,147	2,225,332	7,417,839
Industrials	313,248,308	307,544,387	-	5,703,921
Information Technology	293,616,823	281,309,847	4,272,916	8,034,060
Materials	68,340,812	65,245,759	3,095,053	-
Real Estate	169	169	-	-
Utilities	8,580,443	8,580,443	-	-

Investment Companies	18,050,940	18,050,940	-	-

Money Market Funds	79,578,987	79,578,987	-	-
Total Investments in Securities:	1,550,525,892	1,502,757,650	9,593,301	38,174,941

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$41,907,756
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(3,736,935)
Cost of Purchases	4,120
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$38,174,941
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2023	$(3,736,935)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
			January 31, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,705,599) - See accompanying schedule:	$
Unaffiliated issuers (cost $1,311,107,647)		1,470,946,905
Fidelity Central Funds (cost $79,578,987)		79,578,987

Total Investment in Securities (cost $1,390,686,634)			$1,550,525,892
Foreign currency held at value (cost $157,842)			157,842
Receivable for investments sold			8,508,990
Receivable for fund shares sold			2,387,112
Dividends receivable			194,081
Distributions receivable from Fidelity Central Funds			113,761
Total assets			1,561,887,678
Liabilities
Payable for investments purchased
Regular delivery		$9,312,700
Delayed delivery		2,055,666
Payable for fund shares redeemed		501,758
Accrued management fee		699,499
Collateral on securities loaned		66,216,558
Total Liabilities			78,786,181
Net Assets			$1,483,101,497
Net Assets consist of:
Paid in capital			$1,429,320,583
Total accumulated earnings (loss)			53,780,914
Net Assets			$1,483,101,497
Net Asset Value , offering price and redemption price per share ($1,483,101,497 ÷ 107,346,915 shares)			$13.82

Statement of Operations
		Six months ended January 31, 2023 (Unaudited)
Investment Income
Dividends		$3,399,652
Income from Fidelity Central Funds (including $349,992 from security lending)		839,969
Total Income		4,239,621
Expenses
Management fee	$3,946,997
Independent trustees' fees and expenses	2,237
Interest	2,321
Total expenses before reductions	3,951,555
Expense reductions	(644)
Total expenses after reductions		3,950,911
Net Investment income (loss)		288,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(47,863,370)
Foreign currency transactions	(50,199)
Total net realized gain (loss)		(47,913,569)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	112,403,743
Assets and liabilities in foreign currencies	(250)
Total change in net unrealized appreciation (depreciation)		112,403,493
Net gain (loss)		64,489,924
Net increase (decrease) in net assets resulting from operations		$64,778,634
Statement of Changes in Net Assets

	Six months ended January 31, 2023 (Unaudited)	Year ended July 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$288,710	$1,038,598
Net realized gain (loss)	(47,913,569)	(9,276,329)
Change in net unrealized appreciation (depreciation)	112,403,493	(249,246,651)
Net increase (decrease) in net assets resulting from operations	64,778,634	(257,484,382)
Distributions to shareholders	(610,118)	(287,761,100)
Share transactions
Proceeds from sales of shares	369,190,505	651,115,115
Reinvestment of distributions	609,972	287,761,100
Cost of shares redeemed	(216,093,872)	(282,783,905)
Net increase (decrease) in net assets resulting from share transactions	153,706,605	656,092,310
Total increase (decrease) in net assets	217,875,121	110,846,828

Net Assets
Beginning of period	1,265,226,376	1,154,379,548
End of period	$1,483,101,497	$1,265,226,376

Other Information
Shares
Sold	28,168,755	44,616,415
Issued in reinvestment of distributions	45,351	15,979,576
Redeemed	(16,597,995)	(18,439,508)
Net increase (decrease)	11,616,111	42,156,483

Financial Highlights
Fidelity® Small Cap Growth K6 Fund

	Six months ended (Unaudited) January 31, 2023	Years ended July 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$21.55	$15.32	$13.96	$13.40	$10.42
Income from Investment Operations
Net investment income (loss) A,B	- C	.01	(.03) D	- C	(.01)	(.01)
Net realized and unrealized gain (loss)	.61	(3.11)	6.81	1.36	.84	3.00
Total from investment operations	.61	(3.10)	6.78	1.36	.83	2.99
Distributions from net investment income	(.01)	-	-	-	-	- C
Distributions from net realized gain	-	(5.23)	(.55)	-	(.27)	(.01)
Total distributions	(.01)	(5.23)	(.55)	-	(.27)	(.01)
Net asset value, end of period	$13.82	$13.22	$21.55	$15.32	$13.96	$13.40
Total Return E,F	4.59%	(20.31)%	44.76%	9.74%	6.14%	28.72%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60% I	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60% I	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions	.60% I	.60%	.59%	.59%	.59%	.59%
Net investment income (loss)	.04% I	.09%	(.14)% D	(.02)%	(.09)%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,483,101	$1,265,226	$1,154,380	$899,926	$833,744	$562,817
Portfolio turnover rate J	62% I,K	81% K	119%	137% K	108% K	114% K

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

K Portfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements   (Unaudited)
For the period ended January 31, 2023

1 . Organization.
Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares.   Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Techniques	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input A
Equities	$ 38,174,941	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.0 - 6.5 / 6.25	Increase
			Enterprise value/Revenue multiple (EV/R)	2.0 - 9.4 / 5.2	Increase
			Enterprise value/Net income multiple (EV/NI)	16.8	Increase
		Recovery value	Recovery value	$0.00	Increase
		Market approach	Transaction price	$1.35 - $8.61 / $3.76	Increase
			Discount rate	10.0% - 33.6% / 26.3%	Decrease
		Black scholes	Discount rate	3.9%	Increase
			Volatility	50.0% - 90.0% / 79.4%	Increase
			Term	3.0	Increase

A   Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships and   losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$268,820,315
Gross unrealized depreciation	(115,468,134)
Net unrealized appreciation (depreciation)	$153,352,181
Tax cost	$1,397,173,711

The Fund elected to defer to its next fiscal year approximately $49,703,950 of capital losses recognized during the period November 1,2021 to July 31, 2022.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Fidelity Small Cap Growth K6 Fund	2,191,389.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncement. In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions . The amendments in this ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. They also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. They also require additional disclosures for equity securities subject to contractual sale restrictions. ASU 2022-03 will be effective for fiscal years, including interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the potential impact of ASU 2022-03 to the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	528,142,285	393,750,923

Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	5,311,056	71,358,120

Prior Year Unaffiliated Exchanges In-Kind.   Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	2,375,229	32,229,577
5. Fees and Other Transactions with Affiliates.
Management Fee.   Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Small Cap Growth K6 Fund	$13,656

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth K6 Fund	Borrower	$ 2,852,286	4.07%	$2,254

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	24,837,587	22,254,420	(401,887)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Small Cap Growth K6 Fund	$35,808	$199	$4,550
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Small Cap Growth K6 Fund	$554,000	4.33%	$67
9. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $576 and $68, respectively.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Expenses Paid During Period- C August 1, 2022 to January 31, 2023

Fidelity® Small Cap Growth K6 Fund	.60%
Actual		$ 1,000	$ 1,045.90	$ 3.09
Hypothetical- B		$ 1,000	$ 1,022.18	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.9884010.105
SCPK6-SANN-0423

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023